File No. 333-125856

811-10619

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☑	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☑	Post Effective Amendment Number 25

And/or

☑	Registration Statement Under the Investment Company Act of 1940

☑	Amendment No. 26

National Security Variable Account N

(Exact Name of Registrant)

National Security Life and Annuity Company

(Name of Depositor)

810 Seventh Avenue

New York, New York 10019

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Vice President & Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Chip C. Lunde

Carlton Fields

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on May 1, 2018 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Flexible Purchase Payment

Individual Variable Annuity Contract

NScore Premier

National Security Variable Account N

National Security Life and Annuity Company

Administrative Office: One Financial Way • Montgomery, Ohio 45242 •877.446.6020

This prospectus offers variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides information regarding the material provisions of your variable annuity contract. National Security Life and Annuity Company ("National Security") issues the contract. This contract is not available in all states.

Variable annuities provide Contract Value and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the Contract Value or annuity payments will equal or exceed your purchase payments. Any guarantees under the contract or optional riders that exceed the value of your interest in the separate account National Security Variable Account N ("VAN") are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. The contract is not insured by the FDIC or any other agency. It is not a deposit or obligation of any bank and is not bank guaranteed.

The variable annuity contract is designed for: (1) annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code, as amended, (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code; (2) other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code; (3) individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code; (4) state and municipal deferred compensation plans and (5) non-tax-qualified retirement plans.

Many of the listed qualified retirement plans already benefit from tax-deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). For new contracts, we may currently limit your total purchase payments for any one life to $3,000,000. We reserve the right to limit your purchase payments as described later in this prospectus.

You may direct the allocation of your purchase payments to one or more investment options of VAN and the Fixed Accumulation Account. Currently, your allocation of Contract Value may be to no more than 18 of the available investment options and the Fixed Accumulation Account. VAN is a separate account of National Security. The assets of VAN are invested in shares of the Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for this contract.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

Keep this prospectus for future reference. It sets forth the information about VAN and the variable annuity contract that you should know before investing. Additional information about VAN has been filed with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”) dated May 1, 2018. We have incorporated the SAI by reference. It is available upon request and without charge by writing or calling us at the above address. This Prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The table of contents for the SAI is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current Fund prospectuses.

May 1, 2018

Form 6724-NSLAC	1

Available Funds

Ohio National Fund, Inc.

ON Equity Portfolio

ON Bond Portfolio

ON Omni Portfolio

ON S&P 500® Index Portfolio

ON International Equity Portfolio

ON Foreign Portfolio

ON Capital Appreciation Portfolio

ON Janus Henderson Forty Portfolio

ON Janus Henderson Enterprise Portfolio

ON ClearBridge Small Cap Portfolio

ON Federated High Income Bond Portfolio

ON Federated Strategic Value Dividend Portfolio

ON Janus Henderson Venture Portfolio

ON Nasdaq-100® Index Portfolio

ON Bristol Portfolio

ON Bryton Growth Portfolio

ON ICON Balanced Portfolio

ON S&P MidCap 400® Index Portfolio

ON Bristol Growth Portfolio

ON Risk Managed Balanced Portfolio

ON Conservative Model Portfolio

ON Moderately Conservative Model Portfolio

ON Balanced Model Portfolio

ON Moderate Growth Model Portfolio

ON Growth Model Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Growth & Income Portfolio

AB VPS Small Cap Growth Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Invesco V.I. Balanced-Risk Allocation Fund

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Kaufmann Fund II

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Mid Cap Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Government Money Market Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Real Estate Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Income VIP Fund

Franklin Flex Cap Growth VIP Fund

Templeton Foreign VIP Fund

Franklin Founding Funds Allocation VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Trends Allocation Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Ivy VIP Natural Resources

Ivy VIP Science and Technology

Janus Aspen Series

Janus Henderson Research Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson U.S. Low Volatility Portfolio

Janus Henderson Flexible Bond Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

Lazard Retirement International Equity Portfolio

Lazard Retirement U.S. Strategic Equity Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

MFS® New Discovery Series

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Core Plus Fixed Income Portfolio

Morgan Stanley VIF U.S. Real Estate Portfolio

Morgan Stanley VIF Growth Portfolio

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

PIMCO Global Bond Portfolio (Unhedged)

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Global Diversified Allocation Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

Royce Capital Fund

Royce Small-Cap Portfolio

Royce Micro-Cap Portfolio

Form 6724-NSLAC	2

Form 6724-NSLAC	3

Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annual Credit Calculation Base — The amount to which the annual credit rate is applied in the GLWB riders. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period and is increased for additional purchase payments made since the beginning of the annual credit period.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Applied for — The date the application for the annuity is signed or the electronic order is submitted to us.

ARDBR— The annual reset death benefit rider offered with this contract. The ARDBR and ARDBR (2009) are the ARDBR riders.

Commission — The Securities and Exchange Commission.

Contract Value — Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or a DCA Account.

DCA — Dollar cost averaging.

Death Benefit — The amount used solely to calculate the Death Benefit Adjustment and is not the amount paid to the beneficiary after the death of the annuitant. Death Benefit is the greatest of (i) total Contract Value, (ii) net purchase payments less pro-rata withdrawals or (iii) stepped-up Death Benefit amount if the contract has been in effect for at least 3 years, unless one of the riders added to your contract provides for a higher benefit.

Death Benefit Adjustment — The Death Benefit Adjustment is an amount added to the Contract Value to determine the Proceeds paid to the beneficiary. It represents the difference, if any, between the highest guaranteed death benefit amount and the Contract Value on the applicable calculation date as described under “Basic Death Benefit” if the Contract Value on this date is lower than the highest guaranteed death benefit amount. If the Contract Value on the applicable calculation date is higher than the highest guaranteed death benefit amount, no Death Benefit Adjustment will be made.

Free Look — A period of ten (10) or more days after receipt of the contract during which you have the right to cancel your contract and receive a refund without incurring surrender charges. The amount of the refund may equal either the amount of purchase payments or the Contract Value as of the date of cancellation, depending on applicable state law requirements. Upon such refund, the contract shall be void.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

GEB — The gain enhancement benefit riders offered with this contract.

GLWB — The guaranteed lifetime withdrawal benefit riders offered with this contract.

GMDB — The guaranteed minimum death benefit amount provided for by the GMDB riders offered with this contract. The Premium Protection, Premium Protection Plus, GMDBR80 Plus, GMDBR85 Plus, 5% GMDBR80 Plus, 5% GMDBR85 Plus, ARDBR and ARDBR (2009) are the GMDB riders.

GMIB — The guaranteed minimum income benefit amount provided for by the GMIB riders offered with this contract. The GMIB, GMIB Plus, GMIB Plus with Five Year Reset, GMIB Plus with Annual Reset and the GMIB Plus with Annual Reset (2009) are the GMIB riders.

Good order — An instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

GPA — The guaranteed principal access rider offered with this contract.

GPP — The guaranteed principal protection rider offered with this contract.

Guaranteed earnings rate — The guaranteed earnings rate is the effective annual rate at which values in variable portfolios accumulate at with the earnings base of the ARDBR (2009) or the guaranteed earnings income base of the GMIB Plus with Annual Reset (2009).

Notice — A written form acceptable to us, signed by you and received at our administrative office (the address listed on the first page of the prospectus). We have specified forms or may require specific information in writing for certain transactions, such as a surrender request. Contact us or your registered representative for more information.

Participating Spouse — One of two people upon whose life and age the benefits under the joint GLWB riders are based.

Pro rata — A pro rata adjustment means the benefit or rider base will be reduced by the same percentage that the Contract Value was reduced by a withdrawal in excess of that provided for by the contract or rider. If your Contract

Form 6724-NSLAC	4

Value is lower than your rider base, a pro rata reduction will reduce your rider base by a greater amount than a dollar for dollar reduction would. If your Contract Value is higher than your rider base, a pro rata reduction will reduce your rider base less than a dollar for dollar reduction would.

Proceeds — The amount that the beneficiary receives if the annuitant dies before annuity payments begin.

Subaccount — A subdivision of VAN. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAN (Variable Account N) — A separate account of National Security Life and Annuity Company consisting of assets segregated from National Security's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

We, Us, Our — We, us and our refer to National Security Life and Annuity Company.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

You — You means the owner of the contract or the owner’s estate if the owner is deceased.

Form 6724-NSLAC	5

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses	Years	Charge
Surrender Charge (a percentage of your total purchase payments minus all previous withdrawals)(1)	1st	6%
	2nd	6%
	3rd	5%
	4th	4%
	5th	2%
	6th	1%
	7th and later	0%

Transfer Fee (currently no charge for the first 12 transfers each contract year)	$10
Premium Tax (charged upon annuitization, surrender or when assessed)	0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your Contract Value exceeds $50,000)	$30

Separate Account Annual Expenses (as a percentage of average account value unless otherwise indicated)

Mortality and Expense Risk Charge	1.15%
Account Expense Charge	0.25%
Total Separate Account Annual Expenses (without optional added benefits)	1.40%

Optional Rider Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which charges are based. Some of the optional riders, marked with an * below, are not currently offered. Please see the footnotes below.)

Rider	Maximum Charge
Annual Stepped-Up Death Benefit(2)	0.25% of the optional death benefit amounts
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10% of the optional death benefit amount
Premium Protection or Joint Premium Protection death benefit at issue ages 71-75	0.25% of the optional death benefit amount
Premium Protection Plus or Joint Premium Protection Plus death benefit(3)* (currently 0.45%)	0.90% of the optional death benefit amount
GLWB Preferred I.S. (currently 1.00%)	2.00% of the GLWB Base
Joint GLWB Preferred I.S. (currently 1.30%)	2.50% of the GLWB Base
GLWB Plus (applied for on or after May 1, 2014: currently 1.05%) (applied for before May 1, 2014: currently 0.95%)	2.00% of the GLWB Base
Joint GLWB Plus (applied for on or after May 1, 2014: currently 1.35%) (applied for before May 1, 2014: currently 1.20%)	2.40% of the GLWB Base
GPP (2012) (applied for on or after November 16, 2015) (currently 0.65%)	1.30% of your average annual guaranteed principal amount
GPP (2012) (applied for before November 16, 2015) (currently 0.45%)	0.90% of your average annual guaranteed principal amount

Form 6724-NSLAC	6

Rider	Maximum Charge
GMDBR80 Plus(3)*	0.25% of the optional death benefit amounts
GMDBR85 Plus(3)*	0.45% of the optional death benefit amounts
5% GMDBR80 Plus*	0.45% of the optional death benefit amounts
5% GMDBR85 Plus(4)*	0.70% of the optional death benefit amounts
ARDBR(3)*	0.60% of the optional death benefit amounts
ARDBR (2009)(3)* (currently 0.85%)	1.40% of the optional death benefit amounts
GEB at issue ages through 70*	0.15% of your Contract Value on the contract anniversary
GEB at issue ages 71 through 75*	0.30% of your Contract Value on the contract anniversary
GEB “Plus” at issue ages through 70*	0.30% of your Contract Value on the contract anniversary
GEB “Plus” at issue ages 71 through 75*	0.60% of your Contract Value on the contract anniversary
GMIB(3)*	0.45% of your guaranteed income base
GMIB Plus(3)*	0.50% of your guaranteed income base
GMIB Plus with Five Year Reset(3)*	0.50% of your guaranteed income base
GMIB Plus with Annual Reset(3)*	0.65% of your guaranteed income base
GMIB Plus with Annual Reset (2009)(3)* (currently 0.95%)	1.50% of the guaranteed income base
GPP(3), (4)*	0.55% of your average annual guaranteed principal amount
GPA (7% guaranteed annual withdrawal)(3)*	0.40% of your eligible Contract Value
GPA (8% guaranteed annual withdrawal)(3)*	0.50% of your eligible Contract Value

Summary of Maximum Contract Expenses (expenses you would pay if you elected all non-exclusive optional benefits currently available under the contract and the most expensive of mutually exclusive optional benefits)

Mortality and Expense Risk Charge	1.15%
Account Expense Charge	0.25%
Subtotal	1.40%
Joint Premium Protection death benefit at issue ages 71-75	0.25%
Joint GLWB Preferred I.S.	2.50%
Maximum Possible Total Separate Account Expenses:	4.15%(5)

____________

(1) The percentage varies with the number of years from purchase payments to which values relate. The surrender charge may also be called a Contingent Deferred Sales Charge.

(2) In those states where permitted, rider charge is 0.25% for contracts applied for on or after May 15, 2009. For other contracts, rider charge is 0.10%. See your representative for more information.

(3) No longer available for purchase.

(4) In those states where permitted, rider charge is 0.55% for riders applied for on or after May 15, 2009. For other riders, the charge is 0.20%. See your representative for more information.

(5) Assumes average account value, Contract Value and all bases upon which rider charges are based are equal. If such amounts are not equal, then total charges may be higher or lower. Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider	you cannot have this rider
GPP or GPP (2012)	GPA or any GLWB
GPA	GPP, any GMIB or any GLWB
One of the GMDB riders	Any other GMDB rider
Annual stepped-up death benefit	Any ARDBR
One of the GMIB riders	Any other GMIB, GLWB or GPA
GLWB Plus or Joint GLWB Plus	Any other rider except the annual stepped-up death benefit, Premium Protection, Premium Protection Plus, deferral credit or 8 year GPP with GLWB

Form 6724-NSLAC	7

GLWB Preferred I.S. or Joint GLWB Preferred I.S.	Any other rider except the annual stepped-up death benefit or Premium Protection

Furthermore, if you have an ARDBR, you must also have the comparable GMIB Plus with Annual Reset. Please carefully review the rider descriptions later in this prospectus.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses as of December 31, 2017 (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)(1)	0.36%	2.14%

________

(1)Some of the Funds available are structured as “fund of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown above include the total fees and expenses of the fund of funds, including the acquired fund fees and expenses of such fund of funds.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender, or when assessed. If the premium taxes were reflected, the charges would be higher.

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,200	$2,566	$3,941	$8,807

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$659	$2,113	$3,759	$8,807

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the minimum fees and expenses of the available Funds assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,021	$2,020	$3,022	$6,928

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$481	$1,570	$2,842	$6,928

Form 6724-NSLAC	8

FINANCIAL STATEMENTS

The complete financial statements of VAN and National Security, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on October 27, 2005. Since then, the following changes have been made to available Funds:

May 1, 2006

Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. The Neuberger Berman Advisers Management Trust AMT Regency Portfolio was added. The Van Kampen Universal Institutional Funds International Growth Equity Portfolio and Equity Growth Portfolio were added.

May 1, 2007

Ohio National Fund Bristol Growth Portfolio was added. Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization. Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.

May 1, 2008

Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio. ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio (Class II) was added. Federated Insurance Series Federated Kaufmann Fund II (Service Shares) was added. Fidelity Variable Insurance Products Fund VIP Real Estate Portfolio (Service Class 2) was added. Franklin Templeton Variable Insurance Products Trust, Franklin Templeton VIP Founding Funds Allocation Fund (Class 4) was added. Franklin Templeton Variable Insurance Products Trust (Class 4) Franklin Income Securities Fund, Franklin Flex Cap Fund and Templeton Foreign Securities Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Class 2 shares were discontinued for such contracts. Goldman Sachs Variable Insurance Trust (Service Shares) Goldman Sachs Growth and Income Fund, Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Capital Growth Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Institutional Shares were discontinued for such contracts.

August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.
October 1, 2008	Ivy Variable Insurance Portfolios, Inc. and PIMCO CommodityRealReturn® Strategy Portfolio added.
April 24, 2009

J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio was merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value Portfolio and was renamed JPMorgan Insurance Trust Mid Cap Value Portfolio. J.P. Morgan Series Trust II JPMorgan Small Company Portfolio was merged with J.P. Morgan Insurance Trust Small Cap Equity Portfolio and was renamed JPMorgan Insurance Trust Small Cap Core Portfolio.

May 1, 2009

Janus Aspen Series Large Cap Growth Portfolio changed its name to Janus Portfolio. Janus Aspen Series International Growth Portfolio changed its name to Overseas Portfolio. Janus Aspen Series Worldwide Growth Portfolio changed its name to Worldwide Portfolio.

April 30, 2010

Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

Form 6724-NSLAC	9

June 3, 2010

The Universal Institutional Funds, Inc. Morgan Stanley UIF International Growth Equity Portfolio was merged with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund.

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.
April 29, 2011

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Morgan Stanley UIF Growth Portfolio.

June 21, 2011

AllianceBernstein Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio and Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio, TOPS™ Protected Moderate Growth ETF Portfolio and TOPS™ Protected Growth ETF Portfolio were added.

January 1, 2012

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund, Federated Insurance Series Federated Managed Volatility Fund II and Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio were added.

May 1, 2012

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund, Lazard Retirement Series, Inc. Lazard Retirement Multi-Asset Targeted Volatility Portfolio and PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio were added. Neuberger Berman Advisers Management Trust AMT Regency Portfolio changed its name to AMT Mid Cap Intrinsic Value Portfolio.

October 1, 2012	Janus Aspen Series Janus Aspen INTECH U.S. Low Volatility Portfolio was added.
February 20, 2013	Fidelity® Variable Insurance Products Fund Fidelity® VIP Target Volatility Portfolio was added.
May 1, 2013

Janus Aspen Series Worldwide Portfolio changed its name to Global Research Portfolio. Legg Mason Partners Equity Trust Legg Mason ClearBridge Variable Equity Income Builder Portfolio changed its name to ClearBridge Variable Equity Income Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio changed its name to ClearBridge Variable All Cap Value Portfolio and Legg Mason ClearBridge Variable Large Cap Value Portfolio changed its name to ClearBridge Variable Large Cap Value Portfolio.

November 1, 2013	Federated Insurance Series Federated Managed Tail Risk Fund II and PIMCO Variable Insurance Trust PIMCO Short-Term Portfolio were added.
December 20, 2013

Ohio National Fund Millennium Portfolio was reorganized into Ohio National Fund Small Cap Growth Portfolio. Ohio National Fund Target Equity/Income Portfolio was reorganized into Ohio National Fund Target VIP Portfolio. Ohio National Fund U.S. Equity Portfolio and Income Opportunity Portfolio were reorganized into Ohio National Fund Balanced Portfolio.

May 1, 2014

Franklin Templeton Variable Insurance Products Trust Flex Cap Growth Securities Fund Portfolio changed its name to Flex Cap Growth VIP Fund, Franklin Income Securities Fund changed its name to Franklin Income VIP Fund, Franklin Templeton VIP Founding Funds Allocation Funds changed its name to Franklin Founding Funds Allocation VIP Fund, and Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund. Goldman Sachs Variable Insurance Trust Structured U.S. Equity Fund changed its name to U.S. Equity Insights Fund. Lazard Retirement Series Lazard Retirement Multi-Asset Targeted Volatility Portfolio changed its name to Lazard Retirement Global Dynamic Multi-Asset Portfolio. Legg Mason Capital Management, LLC changed its name to ClearBridge, LLC. Ohio National Fund Risk Managed Balanced Portfolio was added.

December 5, 2014	Legg Mason Partners Variable Equity Trust ClearBridge Variable All Cap Value Portfolio reorganized into the ClearBridge Variable Large Cap Value Portfolio.
March 27, 2015	MFS® Variable Insurance Trust MFS® Investors Growth Stock Series reorganized into the MFS® Variable Insurance Trust II MFS® Massachusetts Investors Growth Stock Portfolio.
May 1, 2015

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund changed its name to Goldman Sachs Global Trends Allocation Fund. Legg Mason Partners Variable Equity Trust ClearBridge Variable Equity Income Portfolio changed its name to ClearBridge Variable Dividend Strategy Portfolio. AllianceBernstein Variable Product Series Fund, Inc. Dynamic Asset Allocation Portfolio changed its name to AB Variable Products Series Fund AB VPS Dynamic Asset Allocation Portfolio.

September 25, 2015	Ohio National Fund Capital Growth Portfolio changed its name to ClearBridge Small Cap Portfolio.

Form 6724-NSLAC	10

November 16, 2015

AB Variable Products Series Fund, Inc. AB VPS Global Risk Allocation-Moderate Portfolio, Franklin Templeton Variable Insurance Products Trust Franklin VolSmart Allocation VIP Fund, Janus Aspen Series Flexible Bond Portfolio, Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio and PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio were added. Primary Shares of Federated Insurance Series Federated Managed Tail Risk Fund II were added for contracts applied for on or after November 16, 2015 and Service Shares were discontinued for such contracts. Class 3 Shares of Northern Lights Variable Trust TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS® Managed Risk Growth ETF Portfolio were added for contracts applied for on or after November 16, 2015 and Class 2 Shares were discontinued for such contracts.

February 26, 2016	Fidelity® Variable Insurance Products Fund Fidelity® VIP Government Money Market Portfolio (Service Class) was added and replaced Ohio National Fund Money Market Portfolio.
May 1, 2016	AB Variable Products Series Fund, Inc. AB VPS Growth & Income Portfolio and AB VPS Small Cap Growth Portfolio were added.
December 16, 2016	Ohio National Fund Target VIP Portfolio changed its name to S&P MidCap 400® Index Portfolio.
December 19, 2016

Ivy Funds Variable Insurance Portfolios changed its name to Ivy Variable Insurance Portfolios. Ivy Variable Insurance Portfolios Ivy Funds VIP Asset Strategy changed its name to Ivy VIP Asset Strategy. Ivy Variable Insurance Portfolios Ivy Funds VIP Global Natural Resources changed its name to Ivy VIP Global Natural Resources. Ivy Variable Insurance Portfolios Ivy Funds VIP Science and Technology changed its name to Ivy VIP Science and Technology.

March 3, 2017

Ohio National Fund ON Conservative Model Portfolio, ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio, ON Moderate Growth Model Portfolio and ON Growth Model Portfolio were added.

May 1, 2017

Ohio National Fund International Portfolio changed its name to ON International Equity Portfolio. Ohio National Fund International Small-Mid Company Portfolio changed its name to ON Foreign Portfolio. Ivy Variable Insurance Portfolios Ivy VIP Global Natural Resources changed its name to Ivy VIP Natural Resources. Janus Aspen Series Janus Portfolio changed its name to Research Portfolio. The Universal Institutional Funds, Inc. changed its name to Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF Core Plus Fixed Income Portfolio changed its name to Morgan Stanley VIF Core Plus Fixed Income Portfolio. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF Growth Portfolio changed its name to Morgan Stanley VIF Growth Portfolio. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF U.S. Real Estate Portfolio changed its name to Morgan Stanley VIF U.S. Real Estate Portfolio.

June 5, 2017

Janus Aspen Series Research Portfolio changed its name to Janus Henderson Research Portfolio. Janus Aspen Series Overseas Portfolio changed its name to Janus Henderson Overseas Portfolio. Janus Aspen Series Global Research Portfolio changed its name to Janus Henderson Global Research Portfolio. Janus Aspen Series Balanced Portfolio changed its name to Janus Henderson Balanced Portfolio. Janus Aspen Series Janus Aspen INTECH U.S. Low Volatility Portfolio changed its name to Janus Henderson U.S. Low Volatility Portfolio. Janus Aspen Series Flexible Bond Portfolio changed its name to Janus Henderson Flexible Bond Portfolio.

November 1, 2017	Federated Insurance Series Federated Managed Tail Risk Fund II discontinued for new contracts.

Form 6724-NSLAC	11

May 1, 2018

Ohio National Fund ClearBridge Small Cap Portfolio changed its name to ON ClearBridge Small Cap Portfolio. Ohio National Fund Equity Portfolio changed its name to ON Equity Portfolio. Ohio National Fund Strategic Value Portfolio changed its name to ON Federated Strategic Value Dividend Portfolio. Ohio National Fund High Income Bond Portfolio changed its name to ON Federated High Income Bond Portfolio. Ohio National Fund S&P MidCap 400® Index Portfolio changed its name to ON S&P MidCap 400® Index Portfolio. Ohio National Fund Nasdaq-100® Index Portfolio changed its name to ON Nasdaq-100® Index Portfolio. Ohio National Fund S&P 500® Index Portfolio changed its name to ON S&P 500® Index Portfolio. Ohio National Fund Balanced Portfolio changed its name to ON ICON Balanced Portfolio. Ohio National Fund Aggressive Growth Portfolio changed its name to ON Janus Henderson Forty Portfolio. Ohio National Fund Small Cap Growth Portfolio changed its name to ON Janus Henderson Venture Portfolio. Ohio National Fund Capital Appreciation Portfolio changed its name to ON Capital Appreciation Portfolio. Ohio National Fund Risk Managed Balanced Portfolio changed its name to ON Risk Managed Balanced Portfolio. Ohio National Fund Bristol Portfolio changed its name to ON Bristol Portfolio. Ohio National Fund Bristol Growth Portfolio changed its name to ON Bristol Growth Portfolio. Ohio National Fund Omni Portfolio changed its name to ON Omni Portfolio. Ohio National Fund Bryton Growth Portfolio changed its name to ON Bryton Growth Portfolio. Ohio National Fund Bond Portfolio changed its name to ON Bond Portfolio. Ohio National Fund Mid Cap Opportunity Portfolio changed its name to ON Janus Henderson Enterprise Portfolio.

National Security

National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as The Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation which was owned jointly by Security Mutual Life Insurance Company of New York (“Security Mutual”) and The Ohio National Life Insurance Company (“Ohio National Life”). In March 2007, Ohio National Life and Security Mutual became direct owners of our stock after SMON Holdings, Inc. was dissolved, and Ohio National Life purchased additional shares of our stock from Security Mutual, increasing its ownership to over 80% of our outstanding stock. In December 2011, Ohio National Life purchased all of the shares owned by Security Mutual, thus becoming 100% owner of National Security. Ohio National Life is an Ohio domiciled life insurance company. Our home office is at 810 Seventh Avenue, New York, New York 10019. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.

National Security and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time National Security has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, National Security and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

We may credit additional amounts under our contracts for contracts sold to registered representatives (and their immediate families) of broker-dealers that have (i) a selling agreement with us and our principal underwriter to sell the contracts and (ii) approved the payment of the additional amount to their registered representatives. There will be no commissions paid on the sale of these contracts.

Form 6724-NSLAC	12

With the increased use of technologies such as the Internet, our business is potentially susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events, which may include, theft, misuse, corruption or destruction of data, denial of service attacks on websites, and other operational disruptions to name a few. Cyber incidents can affect us, the underlying Funds, intermediaries, and other affiliated or third party service providers whose operations may impact your contract. While we have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

National Security Variable Account N

We established VAN on January 4, 2002 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAN. Currently your allocation of Contract Value may be to no more than 18 of the available subaccounts. We reserve the right to limit your allocation of Contract Value to no more than 10 of the available subaccounts. You assume all of the investment risk for Contract Value allocated to the subaccounts. You may be subject to additional restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” for more information.

Income, gains and losses, whether or not realized, from assets allocated to VAN are credited to or charged against VAN without regard to our other income, gains or losses. The assets maintained in VAN will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. Unlike assets in VAN or other separate accounts we have established, all of our other assets may be charged with any liabilities arising out of any of our other business.

Any guarantees under the contract that exceed your Contract Value, such as those associated with the guaranteed benefit rider options or the death benefit rider options, are paid from our general account (not the separate account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAN. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAN under the 1940 Act in the event such registration is no longer required; manage the VAN under the direction of committee; or combine the VAN with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAN to another separate account.

VAN is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAN are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAN, including some subaccounts that are not available for these contracts.

Form 6724-NSLAC	13

Investment Options

You may allocate your Contract Values to Funds or the Fixed Accumulation Account as described below. If you purchase certain optional riders, you may be subject to restrictions on allocations. Please see “Investment Restrictions for Certain Optional Riders” below.

Fixed Accumulation Account

The Fixed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Fixed Accumulation Account as the Fixed Account. We reserve the right to not offer the Fixed Accumulation Account to new contracts in the future. The Fixed Accumulation Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We invest our general assets at our discretion as allowed by New York law.

The Fixed Accumulation Account consists of all of our general assets other than those allocated to a separate account. If the Fixed Accumulation Account is available on your contract, you may allocate purchase payments and Contract Value between the Fixed Accumulation Account and the Funds, subject to certain restrictions described below. There might be periods when we will not make the Fixed Accumulation Account available on new contracts.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than the minimum rate required by the applicable non-forfeiture law in the state where your contract was issued to Contract Values allocated to the Fixed Accumulation Account. We may credit interest at a rate in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the value of a contract in the Fixed Accumulation Account will never be less than:

• the amount of purchase payments allocated to, and transfers into, the Fixed Accumulation Account, plus

• interest credited at a rate declared by us for each year compounded annually, plus

• any additional excess interest we may credit to guaranteed values, minus

• any withdrawals and transfers from the guaranteed values, minus

• any surrender charge on withdrawals, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Fixed Accumulation Account.

No deductions are made from the Fixed Accumulation Account for Account Expense Charges or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Fixed Accumulation Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Fixed Accumulation Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Fixed Accumulation Account for up to six months from the date we receive your written request for withdrawal.

The Funds

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Ohio National Life and our affiliates may receive payments from the underlying Portfolios, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other support services provided by us and expenses incurred in offering and selling our variable annuity products. While only certain types of payments are made in connection with your particular contract, all such payments may influence decisions made by Ohio National Life and our affiliates regarding products we offer, including your contract.

Ohio National Life receives Rule 12b-1 fees which compensate our affiliate, Ohio National Equities, Inc. for distribution and administrative services (including recordkeeping services and mailing prospectuses and reports to contract owners invested in

Form 6724-NSLAC	14

the Portfolios). These fees are paid by the underlying Portfolio out of each Portfolio’s assets and are therefore borne by contract owners. We also receive “revenue sharing” payments from advisers of the underlying Portfolios or their affiliates (not the Portfolios), which compensate us for administrative services. The maximum combined 12b-1 fees and revenue sharing payments we receive with respect to a Portfolio are equal to an annual rate of 0.55% of the average assets allocated to the Portfolio under the contract.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 877.446.6020.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAN. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subacccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAN under the 1940 Act in the event such registration is no longer required; manage the VAN under the direction of committee; or combine the VAN with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAN to another separate account.

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)

ON Conservative Model Portfolio(1) ON Moderately Conservative Model Portfolio(1) ON Balanced Model Portfolio(1) ON Moderate Growth Model Portfolio(1) ON Growth Model Portfolio(1) ON Equity Portfolio	Ohio National Investments, Inc. Ohio National Investments, Inc. Ohio National Investments, Inc. Ohio National Investments, Inc. Ohio National Investments, Inc. (ClearBridge, LLC)
ON Bond Portfolio	Ohio National Investments, Inc.
ON Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)
ON S&P 500® Index Portfolio	(Geode Capital Management, LLC)

ON International Equity Portfolio	(Lazard Asset Management LLC)
ON Foreign Portfolio	(Templeton Global Advisors Limited)

ON Capital Appreciation Portfolio	(Jennison Associates LLC)
ON Janus Henderson Forty Portfolio (domestic/foreign equity securities)	(Janus Capital Management LLC)
ON Janus Henderson Enterprise Portfolio (mid cap equity securities)	(Janus Capital Management LLC)

Form 6724-NSLAC	15

ON ClearBridge Small Cap Portfolio	(ClearBridge, LLC)
ON Federated High Income Bond Portfolio	(Federated Investment Management Company)
ON Federated Strategic Value Dividend Portfolio	(Federated Equity Management Company of Pennsylvania)
ON Janus Henderson Venture Portfolio (small cap stocks)	(Janus Capital Management LLC)
ON Nasdaq-100® Index Portfolio	(Geode Capital Management, LLC)
ON Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
ON Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
ON ICON Balanced Portfolio	(ICON Advisers, Inc.)
ON S&P MidCap 400® Index Portfolio	(Geode Capital Management, LLC)
ON Bristol Growth Portfolio	(Suffolk Capital Management, LLC)
ON Risk Managed Balanced Portfolio	(Janus Capital Management LLC; AnchorPath Financial, LLC)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc. Invesco Advisers, Inc.

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio(1) AB VPS Global Risk Allocation-Moderate Portfolio AB VPS Growth & Income Portfolio AB VPS Small Cap Growth Portfolio	AllianceBernstein L.P. AllianceBernstein L.P. AllianceBernstein L.P. AllianceBernstein L.P.

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series
Federated Kaufmann Fund II (multi cap growth)(Service Shares)	(Federated Global Investment Management Corp.)

Federated Managed Volatility Fund II (Primary Shares)	Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania

Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio (a value fund)(Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Government Money Market Portfolio (Service Class)	(Fidelity Investments Money Management, Inc.)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Real Estate Portfolio (Service Class 2)	Fidelity SelectCo, LLC
Fidelity® VIP Target Volatility Portfolio (Service Class 2)(1)	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund (Class 4)(3)	Franklin Advisers, Inc.
Franklin Flex Cap Growth VIP Fund (Class 4)(3)	Franklin Advisers, Inc.
Templeton Foreign VIP Fund (Class 4)(3)	Templeton Investment Counsel, LLC
Franklin Founding Funds Allocation VIP Fund (Class 4) (1) Franklin VolSmart Allocation VIP Fund (Class 5)	Franklin Templeton Services, LLC(4) Franklin Advisers, Inc.
Goldman Sachs Variable Insurance Trust
Goldman Sachs Large Cap Value Fund (Service Shares)(5)	Goldman Sachs Asset Management, L.P.
Goldman Sachs U.S. Equity Insights Fund (Service Shares)(5)	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund (Service Shares)(5)	Goldman Sachs Asset Management, L.P.
Goldman Sachs Global Trends Allocation Fund (Service Shares)	Goldman Sachs Asset Management, L.P.

Ivy Variable Insurance Portfolios (Class II)

Ivy VIP Asset Strategy	Ivy Investment Management Company
Ivy VIP Natural Resources	Ivy Investment Management Company
Ivy VIP Science and Technology	Ivy Investment Management Company

Form 6724-NSLAC	16

Janus Aspen Series (Service Shares)
Janus Henderson Research Portfolio (formerly Janus Portfolio)	Janus Capital Management LLC
Janus Henderson Overseas Portfolio	Janus Capital Management LLC
Janus Henderson Global Research Portfolio	Janus Capital Management LLC
Janus Henderson Balanced Portfolio	Janus Capital Management LLC
Janus Henderson U.S. Low Volatility Portfolio	(Intech Investment Management LLC)
Janus Henderson Flexible Bond Portfolio	Janus Capital Management LLC

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC

Lazard Retirement Global Dynamic Multi-Asset Portfolio	Lazard Asset Management LLC

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	(ClearBridge Investments, LLC)
ClearBridge Variable Large Cap Value Portfolio	(ClearBridge Investments, LLC)
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(QS Investors, LLC and Western Asset Management Company)

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	(Western Asset Management Company, Western Asset Management Company Limited, Western Asset Management Company Ltd., Western Asset Management Company Pte Ltd.)

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	Massachusetts Financial Services Company
Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Growth Portfolio	Morgan Stanley Investment Management Inc.
Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Investment Advisers LLC

Northern Lights Variable Trust (Class 3 Shares)(6)
TOPS® Managed Risk Balanced ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Moderate Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	Pacific Investment Management Company LLC

Form 6724-NSLAC	17

PIMCO Total Return Portfolio	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
PIMCO Global Diversified Allocation Portfolio(1) PIMCO Short-Term Portfolio	Pacific Investment Management Company LLC Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	(Jennison Associates LLC)
Jennison 20/20 Focus Portfolio (a value and growth fund)	(Jennison Associates LLC)
Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC

____________

(1)  This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2) Primary Shares for contracts applied for on or after November 16, 2015. Service Shares for contracts applied for before November 16, 2015.

(3) Class 4 for contracts applied for on or after May 1, 2008. Class 2 for contracts applied for before May 1, 2008.

(4) Franklin Templeton Services, LLC is the administrator for Franklin Templeton VIP Founding Funds Allocation Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

(5) Service Shares for contracts applied for on or after May 1, 2008. Institutional Shares for contracts applied for before May 1, 2008.

(6) Class 3 Shares for contracts applied for on or after November 16, 2015. Class 2 Shares for contracts applied for before November 16, 2015.

Investment Restrictions for Certain Optional Riders

Beginning May 1, 2017, for any GLWB or GPP (2012) riders applied for on or after October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The revised investment restrictions will apply to new purchases of one of these riders, future purchase payments and transfer requests. If you purchased one of these riders prior to May 1, 2017 and you do not make any additional purchase payments or transfer requests after the change in investment restrictions, the revised investment restrictions will not apply to you. The Fixed Accumulation Account is not an available investment option with any GLWB or GPP (2012). Your purchase payments and Contract Value must be allocated in compliance with the restrictions specified below:

(1) at least 25% must be allocated to investment options included in Category 1; provided, however, that you may not allocate more than 50% of your total purchase payments or Contract Value to any one investment option within Category 1; and

(2) no more than 75% may be allocated to investment options included in Category 2; provided, however, that you may not allocate more than 25% of your total purchase payments or Contract Value to any one investment option within Category 2.

The investment options available in each Category for any GLWB or GPP (2012) riders applied for on or after October 1, 2012 are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

ON Risk Managed Balanced Portfolio

AB Variable Product Series Fund, Inc.

AB VPS Global Risk Allocation-Moderate Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

Legg Mason Partners Variable Equity Trust

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

Form 6724-NSLAC	18

CATEGORY 2

Ohio National Fund, Inc.

ON ICON Balanced Portfolio

ON Balanced Model Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

Janus Henderson U.S. Low Volatility Portfolio

Janus Henderson Balanced Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

Northern Lights Variable Trust

TOPS® Managed Risk Growth ETF Portfolio

Beginning March 3, 2017, if you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) rider before October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The revised investment restrictions will apply to future purchase payments and transfer requests. If you do not make any additional purchase payments or transfer requests after the change in investment restrictions, the new investment restrictions will not apply to you. The Fixed Accumulation Account is not an available investment option with the GLWB Plus, Joint GLWB Plus or GPP (2012). Your purchase payments and Contract Value must be allocated in compliance with the restrictions specified below:

(1) at least 50% must be allocated to investment options included in Category 1; provided, however, that you may not allocate more than 50% of your total purchase payments or Contract Value to any one investment option within Category 1; and

(2) no more than 50% may be allocated to investment options included in Category 2; provided, however, that you may not allocate more than 25% of your total purchase payments or Contract Value to any one investment option within Category 2.

The investment options available in each Category if you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) before October 1, 2012 are:

INVESTMENT OPTIONS

CATEGORY 1	AB Variable Product Series Fund, Inc. AB VPS Global Risk Allocation-Moderate Portfolio Franklin Templeton Variable Insurance Products Trust Franklin VolSmart Allocation VIP Fund

Legg Mason Partners Variable Equity Trust

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

CATEGORY 2

Ohio National Fund, Inc.

ON ICON Balanced Portfolio

ON Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

Janus Henderson U.S. Low Volatility Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Beginning March 3, 2017, if you selected the GMIB Plus with Annual Reset (2009) rider, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The revised investment restrictions will

Form 6724-NSLAC	19

apply to future purchase payments and transfer requests. If you do not make any additional purchase payments or transfer requests after the change in investment restrictions, the new investment restrictions will not apply to you.

(1) Some or all of your purchase payments or Contract Value may be allocated to the Fixed Accumulation Account, if available. See “Fixed Accumulation Account” for more details.

(2) Any portion of your purchase payments or Contract Value that is not allocated to the Fixed Accumulation Account must be allocated in compliance with either (a) or (b):

(a) 100% must be allocated to one of the following portfolios: ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio or ON Moderate Growth Model Portfolio.

or

(b)

 (i)  at least 30% must, but no more than 60% may, be allocated to investment options included in Category 1;

 (ii)  no more than 70% may be allocated to investment options included in Category 2;

 (iii)  no more than 25% may be allocated to investment options included in Category 3; and

  (iv)  no more than 15% may be allocated to investment options included in Category 4.

The investment options available for the GMIB Plus with Annual Reset (2009) in each Category are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

ON Bond Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Government Money Market Portfolio

Janus Aspen Series

Janus Henderson Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Core Plus Fixed Income Portfolio

Form 6724-NSLAC	20

CATEGORY 2

Ohio National Fund, Inc.

ON Equity Portfolio

ON Omni Portfolio

ON S&P 500® Index Portfolio

ON Federated Strategic Value Dividend Portfolio

ON Nasdaq-100® Index Portfolio

ON Bristol Portfolio

ON Bristol Growth Portfolio

ON ICON Balanced Portfolio

ON S&P MidCap 400® Index Portfolio

ON Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Growth & Income Portfolio

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Income VIP Fund

Franklin Flex Cap Growth VIP Fund

Franklin Founding Funds Allocation VIP Fund

Templeton Foreign VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Trends Allocation Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Janus Aspen Series

Janus Henderson Research Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson U.S. Low Volatility Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement U.S. Strategic Equity Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Growth Portfolio

CATEGORY 3

Ohio National Fund, Inc.

ON International Equity Portfolio

ON Janus Henderson Forty Portfolio

ON Federated High Income Bond Portfolio

ON Capital Appreciation Portfolio

ON Janus Henderson Enterprise Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Mid Cap Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Janus Aspen Series

Janus Henderson Overseas Portfolio

Janus Henderson Global Research Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

Form 6724-NSLAC	21

CATEGORY 4

Ohio National Fund, Inc.

ON Foreign Portfolio

ON ClearBridge Small Cap Portfolio

ON Janus Henderson Venture Portfolio

ON Bryton Growth Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Small Cap Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Ivy Variable Insurance Portfolios

Ivy VIP Natural Resources

Ivy VIP Science and Technology

JPMorgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF U.S. Real Estate Portfolio

Additional information

With the GMIB Plus with Annual Reset (2009), you may allocate purchase payments to the Fixed Accumulation Account as part of a dollar-cost averaging (“DCA”) program, including the Enhanced DCA, and transfer amounts out of the dollar cost averaging account (“DCA Account”) in accordance with the restrictions described above. With the GPP (2012) or any GLWB, you may allocate purchase payments to the Enhanced DCA account as part of a DCA program and transfer amounts out of the Enhanced DCA account in accordance with the restrictions. You may not establish a DCA program with scheduled transfers from a Fund and comply with these restrictions. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

Strategies of Certain Funds. As described above, if you have any GLWB Preferred I.S., GLWB Plus or GPP (2012) rider, you may only allocate your purchase payments and Contract Value to a limited subset of the investment options that are available under the contract if you did not have one of these riders. The Funds available with these riders, including certain that are advised by an affiliate of ours, employ risk management strategies that are intended to manage the Fund’s volatility or reduce downside exposure of the Fund during significant market downturns. During rising markets, these strategies may result in your Contract Value rising less than would have been the case if you had been invested in a Fund without these risk management strategies. If you allocate your Contract Value to these Funds, your Contract Value may, however, decrease less in a declining market than would have been the case if you had been invested in Funds without these strategies.

Limiting downside exposure and reducing volatility of these Funds may have the effect of mitigating the financial risks to which we are subjected by providing the guaranteed benefits under the riders. If these strategies are successful in limiting downside exposure and reducing volatility, we expect to benefit from a reduction of the risks arising from our guarantee obligations, to reduce our costs to purchase hedge investments to manage the risks of our guarantee obligations, and to reduce our regulatory capital requirements associated with our guarantee obligations. Our interest in reducing loss and the volatility of Contract Values may be deemed to present a potential conflict of interest with respect to the interest of contractowners. Additionally, these risk management strategies may also suppress the value of your guaranteed rider benefit that is eligible for periodic benefit step-ups or resets because your benefit base is available for step-ups or resets only when your Contract Value is higher than your benefit base.

These Funds are also available investment options under the contract with other riders or without any riders. For more information about the Funds and the investment strategies they employ, please refer to the Funds' current prospectuses. For a free copy of the Fund prospectuses, call 888.925.6446.

Transfers. Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. Any transfer request from one Category to another must result in an allocation that continues to meet the investment restrictions. If you make a transfer within a Category, you will still be deemed to have met the investment restrictions, even if your Contract Value has increased beyond the percentage limit. Please note that a transfer request will not update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

Classifications. We have classified investment options into the above Categories based on the fund’s characteristics and our determination of their risk. If a new investment choice is added to your contract, we will determine which of the above Categories, if any, it will be placed in. We may reassess our determination of risk based on characteristics such as investment objective, strategy or holdings and may change the classification of any investment option in the individual Categories with advance written notice to you. We may limit the availability of any asset allocation Model Portfolio or any investment option

Form 6724-NSLAC	22

under the riders. We may apply any changes to future purchase payments and transfer requests. Any such changes to transfer requests will not apply to transfers out of the Enhanced DCA account. If an existing investment option becomes unavailable for the allocation of future purchase payments and you wish to make additional purchase payments, you will need to provide us updated allocation instructions that comply with the restrictions described above in this section. If a change in classification applies to future transfer requests, any transfer request you make must comply with the new investment restrictions. If you do not make any additional purchase payments or transfer requests after a change in classification, the new investment restrictions will not apply to you. If you fail to provide us with new instructions as described and your allocation of purchase payments or Contract Value violates the investment restrictions, your rider will be terminated.

Rebalancing. If you are required to or choose to allocate your purchase payments to individual investment options described above in this section, you must provide us with rebalance allocation instructions that comply with the Fund Category and percentage limitations described above for your rider. On each three-month anniversary of the date the applicable rider was added, we will rebalance your Contract Value in accordance with your rebalance instructions.

Termination. You will not violate the investment restrictions simply because your Contract Value in the Categories increases or decreases above or below the specified limits. You will violate the investment restrictions if you allocate purchase payments or Contract Value in a manner not specified above.

•  If you have purchased the GMIB Plus with Annual Reset (2009), your rider will be terminated if you violate the restrictions. Furthermore, if you have also purchased the ARDBR (2009), it will be terminated.

• If you have purchased the GLWB Plus, your rider will be terminated if you violate the restrictions. Furthermore if you have the Premium Protection death benefit rider, Premium Protection Plus death benefit rider, the deferral credit rider or the 8-year guaranteed principal protection rider, it will also be terminated.

• If you have purchased the GLWB Preferred I.S., your rider will be terminated if you violate the restrictions. Furthermore if you have the Premium Protection death benefit rider, it will also be terminated.

• If you have purchased the Joint GLWB Plus, your rider will be terminated if you violate the restrictions. Furthermore if you have the Joint Premium Protection death benefit rider, Joint Premium Protection Plus death benefit rider, the deferral credit rider or the 8-year guaranteed principal protection rider, it will also be terminated.

• If you have purchased the Joint GLWB Preferred I.S., your rider will be terminated if you violate the restrictions. Furthermore if you have the Joint Premium Protection death benefit rider, it will also be terminated.

• If you have purchased the GPP (2012), your rider will be terminated if you violate the restrictions.

If one of these riders is terminated, a prorated annual rider charge will apply. Please see "Optional Death Benefit Riders," "Optional Guaranteed Minimum Income Benefit (GMIB) Riders," "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" and "Optional Guaranteed Principal Protection ('GPP')" for details.

Mixed and Shared Funding

In addition to being offered to VAN, Fund shares are offered to Variable Account L, our separate account for variable life insurance contracts and to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAN’s participation in a Fund. Material conflicts could result from such things as:

• changes in state insurance law;

• changes in federal income tax law;

• changes in the investment management of any Fund; or

• differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAN at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting

Form 6724-NSLAC	23

instructions will be distributed to each owner. We will vote Fund shares held in VAN, for which no timely instructions are received, in proportion to the instructions that we do receive. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAN.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your Contract Value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Changes in Your Contract

Changes in Applicable Law

We reserve the right to change your contract without your consent in order to comply with any laws and regulations that apply, including but not limited to, changes in the Internal Revenue Code, Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by the President, a Vice President or the Secretary of National Security. We will provide you written notice of any contract change and amend this prospectus as applicable. We may enforce our reservation of rights under this contract in response to our experience or determination of risk.

Risk of Increase in Current Fees and Expenses

Some riders’ fees may be currently charged at less than their maximum amounts. We may increase these expenses up to the maximum amounts. We will provide prior written notice of when we will increase fees and amend the prospectus as applicable.

Risk of Contract Termination

Your contract will terminate if your Contract Value is reduced to zero. Your Contract Value can become zero due to the assessment of contract or rider charges after you have taken partial withdrawals and/or due to poor market performance. If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the "Optional Guaranteed Principal Access ('GPA')," "Optional Guaranteed Minimum Income Benefit ('GMIB') Riders" and "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" sections later in this prospectus for more information.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), which is under common control with us because The Ohio National Life Insurance Company (a) is the sole owner of ONEQ and (b) as of March 30, 2007, owns over 80% of our outstanding debt. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 8.50% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The amounts may vary by broker-dealer. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

Form 6724-NSLAC	24

Deductions and Expenses

Surrender Charge

Surrenders and Partial Withdrawals.

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers or other benefits provided under the contract, cost of sales literature and prospectuses, and other expenses related to sales activity. If other fees or charges are being assessed in addition to the surrender charge, we will calculate the surrender charge first. The surrender charge is a percentage of your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

Years	Payment
1st	6%
2nd	6%
3rd	5%
4th	4%
5th	2%
6th	1%
7th and later	0%

During each contract year, you may withdraw not more than 10% of the Contract Value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when a beneficiary takes a lump sum distribution after the death of the annuitant. If the annuitant dies before the end of the surrender charge period and the beneficiary chooses any settlement option other than a lump sum distribution or immediate annuitization, we will assess the applicable surrender charge on any withdrawals the beneficiary takes while the contract is in the surrender charge period.

Annuitization.

We do not assess a surrender charge if you annuitize your contract. See “Annuity Period — Annuity Options” later in this prospectus.

Death Benefit.

We do not assess a surrender charge upon any Proceeds paid to a beneficiary upon the death of the annuitant. See “Death Benefit — How will the Proceeds be paid to the beneficiary?” later in this prospectus.

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the Contract Value. This helps to repay us for maintaining the contract for contracts under $50,000. This helps to cover expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The account expense charge is not sufficient to cover these expenses for contracts under $50,000. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

Deduction for Account Expense Fee

At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for amounts not covered by the annual contract fee. Examples of these are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk Fee

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before

Form 6724-NSLAC	25

annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.15% on an annual basis. We may discontinue this limitation on our right to increase the deduction up to 1.15%. The mortality and expense risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Charges for Optional Benefits

There is an additional annual charge if you choose an optional benefit. See the individual discussion of each rider later in this prospectus for details on the riders and the amounts upon which the charges are based. The additional charge is made on each contract anniversary. Not all optional benefits are currently available or are available in all states. We reserve the right to terminate or modify these benefits for new contracts at any time.

If you choose one of the optional death benefit riders described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit*	0.25%
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10%
Premium Protection or Joint Premium Protection death benefit at issue ages 71 through 75	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (No longer available for purchase.)	0.90%
(currently 0.45%)	(maximum charge)
5% GMDBR80 Plus (No longer available for purchase.)	0.45%
GMDBR80 Plus (No longer available for purchase.)	0.25%
GMDBR85 Plus (No longer available for purchase.)	0.45%
5% GMDBR85 Plus (No longer available for purchase.)	0.70%
ARDBR (No longer available for purchase.)	0.60%
ARDBR (2009) (No longer available for purchase.)	1.40%
(currently 0.85%)	(maximum charge)

____________

*	In those states where permitted, charge is 0.25% for contracts applied for on or after May 15, 2009. For other contracts, charge is 0.10%. See your representative for more information.

If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your Contract Value on the contract anniversary:

GEB at issue ages through 70 (No longer available for purchase.)	0.15%
GEB at issue ages 71 through 75 (No longer available for purchase.)	0.30%
GEB “Plus” at issue ages through 70 (No longer available for purchase.)	0.30%
GEB “Plus” at issue ages 71 through 75 (No longer available for purchase.)	0.60%

If you choose the GMIB, the GMIB Plus, the GMIB Plus with Five Year Reset, the GMIB Plus with Annual Reset or the GMIB Plus with Annual Reset (2009) riders, the annual charge is the following percentage of your guaranteed income base as described under “Optional Guaranteed Minimum Income Benefit (“GMIB”)”:

GMIB (No longer available for purchase.)	0.45%
GMIB Plus (No longer available for purchase.)	0.50%
GMIB Plus with Five Year Reset (No longer available for purchase.)	0.50%
GMIB Plus with Annual Reset (No longer available for purchase.)	0.65%
GMIB Plus with Annual Reset (2009) (No longer available for purchase)	1.50%
(currently 0.95%)	(maximum charge)

Form 6724-NSLAC	26

If you choose the GPA, the annual charge is the following percentage of your eligible Contract Value plus later purchase payments as described under “Optional Guaranteed Principal Access (“GPA”) Rider:”

For the 7% guaranteed annual withdrawal (No longer available for purchase.)	0.40%
For the 8% guaranteed annual withdrawal (No longer available for purchase.)	0.50%

If you choose a GPP rider, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

GPP (2012) (applied for on or after November 16, 2015)	1.30%
(currently 0.65%)	(maximum charge)
GPP (2012) (applied for before November 16, 2015)	0.90%
(currently 0.45%)	(maximum charge)
GPP* (No longer available for purchase.)	0.55%

____________

*	In those states where permitted, charge is 0.55% for riders applied for on or after May 15, 2009. For other riders, charge is 0.20%. See your representative for more information.

If you choose one of the GLWB riders, the annual charge is the following percentage of your GLWB base as described under “Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders:”

GLWB Preferred I.S.	2.00%
(currently 1.00%)	(maximum charge)
Joint GLWB Preferred I.S.	2.50%
(currently 1.30%)	(maximum charge)
GLWB Plus*	2.00%
(currently 1.05%)	(maximum charge)
Joint GLWB Plus**	2.40%
(currently 1.35%)	(maximum charge)

____________

*	Charge is 1.05% for riders applied for on or after May 1, 2014. For other riders, charge is 0.95%.
**	Charge is 1.35% for riders applied for on or after May 1, 2014. For other riders, charge is 1.20%.

Transfer Fee

We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your Contract Value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your Contract Value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund.

Form 6724-NSLAC	27

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value (or such other amount required by state law) as of the date of cancellation. Certain other rules may apply if this contract is issued as an IRA (such as the amount you are entitled to receive and the period of time in which you have to submit a request for a free look). For more details regarding the rules for IRA contracts, see the IRA Disclosure Statement in the back of this prospectus. In order for your request to cancel to be effective and the contract value calculated, the request must be received by us at our Administrative Office (the address listed on the first page of the prospectus) on any business day before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time). Requests received after the close of the New York Stock Exchange, or received on any day when the New York Stock Exchange is not open will be processed as of the end of the next business day when the New York Stock Exchange is open. To revoke, you must return the contract to us within the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

Accumulation Period

Purchase Payments

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans; $100 for electronic payments).

For all contracts applied for on or after August 8, 2012, we currently limit your total purchase payments to $3,000,000. For those contracts, we reserve the right to limit your total purchase payments to the lesser of the following:

(a)  for any one contract, the lesser of 150% of your initial purchase payment (for example, $7,500 if your initial purchase payment was $5,000) or $1,000,000; and

(b)  for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

We will provide you prior written notice before we enforce the limits in (a) or (b) above.

For all contracts applied for on or after January 12, 2010 through August 7, 2012, we currently limit your total purchase payments to $1,000,000. For those contracts, we reserve the right to limit your total purchase payments to the lesser of the following:

(a)  for any one contract, the lesser of 150% of your initial purchase payment (for example, $7,500 if your initial purchase payment was $5,000) or $1,000,000; and

(b)  for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

We will provide you prior written notice before we enforce the limits in (a) or (b) above.

If you applied for your contract before January 12, 2010, we limit your total purchase payments covering the life of the annuitant to $1,500,000.

If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored.

We reserve the right to require company approval prior to accepting purchase payments in excess of the above limits. We reserve the right to not allow any additional purchase payments or to limit additional purchase payments if you have purchased the Premium Protection rider, Joint Premium Protection rider, Premium Protection Plus rider, Joint Premium Protection Plus rider, any GLWB or GPP (2012). If you purchase one of these riders, we currently limit total purchase payments to $3,000,000. Please see the descriptions of the riders later in this prospectus.

Accumulation Units

Until the annuity payout date, the Contract Value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

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Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our administrative office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.

Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Unless otherwise prohibited by law, no contract is effective until the purchase payment is received and the contract is issued during the lifetime of the annuitant. If the annuitant dies before the contract is issued and we are not notified at our administrative office of the annuitant’s death, our sole obligation is to return the Contract Value to you or your estate upon notice and proof of the death of the annuitant.

You must send any additional purchase payments directly to our administrative office. They will then be applied to your contract according to your allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our administrative office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) at our administrative office on a valuation period (earlier when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Purchase Payments

You may allocate your Contract Values among up to 18 investment options including the variable subaccounts of VAN and to the Fixed Accumulation Account (if available). We reserve the right to limit your allocation of purchase payments to no more than 10 of the available investment options. We will provide you prior written notice before we will limit you to no more than 10 investment options. The amount you allocate to any Fund or to the Fixed Accumulation Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our administrative office. Changes in allocation of purchase payments are not deemed effective until received by us at our administrative office. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” for more information.

Accumulation Unit Value and Accumulation Value

We set the original accumulation unit value of each subaccount of VAN for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or in a Dollar Cost Averaging Account.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2) the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

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(3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the Contract Value (at least $300). You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the Contract Value less any surrender charge and any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Fixed Accumulation Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.

If you request a surrender or withdrawal which includes Contract Values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3) such other periods as the Commission may order to protect security holders.

If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the "Optional Guaranteed Principal Access ('GPA')," "Optional Guaranteed Minimum Income Benefit ('GMIB') Riders" and "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" sections later in this prospectus for more information.

Transfers among Subaccounts

You may transfer Contract Values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Fixed Accumulation Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. We will contact you the next business day by telephone to inform you that your requested transaction has been rejected. If we are unable to contact

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you by telephone, we will contact you or your representative in writing to inform you of the rejected transaction. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, we will suspend some, or all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge, if any.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

• The total assets of the portfolios involved in the transfer;

• The investment objectives of the particular portfolios involved in your transfers; and/or

• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring Contract Values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

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Effective Time for Purchase, Transfer or Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) on a valuation period (earlier on those days when the New York Stock Exchange closes early) will not become effective until the next business day.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 877.446.6020, or by accessing our web site at nslac.com. You may also request transfers or make allocation changes on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our administrative office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Scheduled Transfers (Dollar Cost Averaging)

We administer a Dollar Cost Averaging (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from the Fixed Accumulation Account or the Funds to any of the other subaccounts. There is no charge for participating in a DCA program. Each transfer under the DCA program must be at least $300. For a DCA program from a Fund, at least 12 transfers must be scheduled. For a DCA program from the Fixed Accumulation Account, at least three transfers must be scheduled. The DCA program is only available to contracts having a total accumulation value of at least $3,600. No transfer fees will be incurred for DCA transfers and they do not count against the 12 free transfers allowed each contract year. Unless you have a rider with investment restrictions, a DCA program may be made with transfers from Funds or the Fidelity® VIP Government Money Market Portfolio to any other Funds at any time during the contract.

A DCA program with transfers from the Fixed Accumulation Account to any other Funds may be made if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Fixed Accumulation Account may not exceed 2 years.

DCA generally has the effect of reducing the risk of purchasing at the top of a market cycle by reducing the average cost of indirectly purchasing Fund shares through the subaccounts to less than the average price of the shares on the same purchase dates. DCA transfers from the Fixed Accumulation Account or from a Fund with a stabilized net asset value, such as the Fidelity® VIP Government Money Market Portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. In addition, in a rising market, DCA will produce a lower rate of return than will a single up-front investment.

The DCA program may be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfers. We reserve the right to not offer the DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the DCA program to existing contracts that are not currently enrolled in a DCA program.

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Enhanced DCA Account.  We currently offer the Enhanced DCA program for initial purchase payments (or additional purchase payments of $3,600 or greater) which are allocated to the Enhanced DCA account that provides a fixed interest rate that is higher than the rate being credited to the Fidelity® VIP Government Money Market Portfolio. The Enhanced DCA account is a subset of our general account. The Enhanced DCA program is the same as the DCA program except as described in this section. The Enhanced DCA program requires the purchase payment be fully transferred from the account within specified periods of time. Each DCA transfer must be at least $300. An Enhanced DCA program can be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfer. Terminating this program will result in all remaining funds transferred to the subaccounts of your choice or to the Fixed Accumulation Account. We reserve the right to not offer the Enhanced DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the Enhanced DCA program for additional purchase payments.

Portfolio Rebalancing

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of Contract Value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

There is no charge for participating in portfolio rebalancing, and the transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

Nursing Facility Confinement

We will not assess a surrender charge if you are confined (generally, for contracts applied for prior to October, 2006, if the annuitant is confined) to a state licensed or legally operated hospital or in-patient nursing home facility for at least 30 consecutive days. This waiver of the surrender charge may not be available in all states and terms may vary based on state of issue and application or issue date. Contact us or your registered representative for more information. It only applies when:

• the confinement begins after the first contract anniversary and before annuity payments begin;

• the contract was issued before your 80th birthday (generally, for contracts applied for prior to October 2006, the annuitant's 80th birthday); and

• we receive the request for withdrawal, together with proof of the confinement, at our home office while you are confined or within 90 days after discharge from the facility, unless otherwise agreed to by us.

Death Benefit

Basic Death Benefit

What does the beneficiary receive upon death of the annuitant before the annuity payout date?

If the annuitant dies before the annuity payout date, your contract provides for the beneficiary to receive Proceeds from the contract. The Proceeds equal (i) the Contract Value and (ii) any Death Benefit Adjustment, on the calculation date as described below. After the annuity payout date, unless a rider provides otherwise, your contract will no longer qualify for any Death Benefit Adjustment upon the death of the Annuitant.

What is the amount of the Death Benefit Adjustment?

The Death Benefit Adjustment is equal to the difference, if any, between the highest guaranteed death benefit amount and the Contract Value as of the calculation date as described below. The Death Benefit is used solely to calculate the Death Benefit Adjustment and is not an amount paid to the beneficiary.

The Death Benefit is the greatest of: (i) the total Contract Value (ii) net purchase payments less pro-rata withdrawals; or (iii) the stepped-up Death Benefit amount (as described in the paragraph below) if the contract has been in effect for at least 3 years, unless one of the riders added to your contract provides for a higher death benefit.

For the 3-year period beginning on the third contract anniversary, the stepped-up Death Benefit will be the greater of (i) the Contract Value as of the third anniversary or (ii) net purchase payments less pro-rata withdrawals made on or before the third anniversary. At the beginning of each later 3-year period (until the annuitant attains age 90), the stepped up Death Benefit will be the greater of (i) the Contract Value on that date or (ii) the death benefit as of the last day of the preceding 3-year

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period adjusted for any payments or withdrawals. The stepped-up Death Benefit amount is increased by purchase payments and decreased pro-rata by withdrawals made during each 3-year period after the third anniversary.

For purposes of the paragraphs above, “net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total Contract Value which resulted from the withdrawal.

If the Contract Value is equal to or greater than the Death Benefit on the calculation date as described below, then there is no Death Benefit Adjustment that will be added to the Proceeds. If the Contract Value is less than the Death Benefit on the calculation date as described below, then there is a Death Benefit Adjustment that will be added to the Proceeds. See the examples below.

When are Contract Value and Death Benefit Adjustment calculated for purposes of this section?

The Contract Value is calculated as of the date that we receive proof of the annuitant’s death and satisfactory instruction from the beneficiary for the disposition of the contract.

The Death Benefit Adjustment is calculated as of the date of death.

Examples of Death Benefit Adjustment calculation:

If the Contract Value on date of the Death Benefit Adjustment calculation is $100,000 and the Death Benefit is $85,000, then there is no Death Benefit Adjustment.

If the Contract Value on date of the Death Benefit Adjustment calculation is $85,000 and the Death Benefit is $100,000, then the Death Benefit Adjustment is $15,000 ($100,000 Death Benefit minus $85,000 Contract Value). $15,000 is added to the Fidelity® VIP Government Money Market Portfolio until satisfactory instructions are received from the beneficiary as to settlement of the contract or the beneficiary gives us different investment instructions. If the Contract Value is $60,000 when we receive satisfactory instructions to settle the contract, then the beneficiary will receive $75,000 ($15,000 + $60,000). If the Contract Value is $120,000 when we receive satisfactory instructions, then the beneficiary will receive $135,000 ($15,000 + $120,000).

Where are the Proceeds invested before being paid out to a beneficiary?

From the date of the annuitant’s death until the Proceeds are paid to the beneficiary, unless the beneficiary elects to change the subaccount allocations, the Contract Value will remain invested in the subaccounts selected by the owner. If we have not yet received the required documents necessary to pay the Proceeds to the beneficiary, the amount equal to the Death Benefit Adjustment is added to the contract in the Fidelity® VIP Government Money Market Portfolio.

What are the consequences of any change in the Contract Value after the Death Benefit Adjustment is calculated?

Any change in the Contract Value, including, but not limited to market fluctuation, after the effective date of the Death Benefit Adjustment, and before we distribute the contract Proceeds, will affect the amount to be paid to the beneficiary. If the Contract Value increases or decreases, the amount of the Proceeds will be correspondingly increased or decreased. As such, the actual amount paid upon disposition of the contract may be more or less than the highest Death Benefit provided under your contract or optional riders.

How will the Proceeds be paid to the beneficiary?

The Proceeds will be paid to the beneficiary in a single sum unless you or the beneficiary(ies) elect settlement under one or more settlement options. If there are multiple beneficiaries and the owner has not selected a settlement option, all the beneficiaries must agree on a settlement option or the payout value will be paid in lump sums to all of them proportionally. We must receive all required documentation or forms (for example, the claim form and certified death certificate) from all beneficiaries before the Proceeds will be distributed. (Please contact us at 877.446.6020 for more information about the documentation and forms we require.) If we are unable to locate one of the beneficiaries, we will provide written notice to his or her last known address. If he or she does not respond to us within 30 days, his or her portion of the Proceeds will revert to the state as unclaimed property. We do not assess a surrender charge on any Proceeds paid to a beneficiary. A spouse who elects to continue the contract will not be assessed a surrender charge on the Proceeds, but will be assessed a surrender charge in accordance with the “Surrender Charge” provision of this prospectus on any additional purchase payments that the spouse makes to the contract.

Unless otherwise designated by the contract owner before the date of annuitant’s death, the beneficiary may elect one of the following settlement options:

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(1) Five Year Continuance — Beneficiary may elect to receive the Proceeds over a period of five years or less from the date of the annuitant’s death. All Proceeds must be liquidated within the five year period that begins on the date of the annuitant’s death.

(2) Beneficiary Stretch — Beneficiary may elect to receive the Proceeds in the form of required minimum distributions each year. This option must be elected within twelve months from the date of the annuitant’s death. The amounts of the annual minimum distributions must comply with applicable federal tax regulations and withdrawals of lesser or greater amounts may subject you to adverse tax consequences. Please consult your tax advisor for advice on how the Beneficiary Stretch option would affect you.

(3) Immediate Annuitization — Beneficiary may elect to annuitize the annuity but must do so within twelve months from the date of the annuitant’s death.

(4) Lump Sum Distribution — Beneficiary may elect a lump sum distribution.

If the sole, primary beneficiary is the surviving spouse of the owner and annuitant and there is either no surviving owner or the surviving spouse is also the sole surviving owner, the spouse may continue the contract as the owner and annuitant, or choose one of the settlement options listed above.

Not all of the settlement options may be available if the beneficiary is not a natural person.

Other considerations:

We may require any designated beneficiary have an insurable interest in the life of the annuitant. We will notify you when we issue the contract or when you request a beneficiary change if we are unable to accept your designated beneficiary.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the separate account VAN are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

Optional Death Benefit Riders

Annual Stepped-Up Death Benefit.

In those states where permitted, we offer an optional annual stepped-up death benefit at the time the contract is issued. With that option, the Death Benefit on the first contract anniversary will be the greater of (a) the Contract Value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the Contract Value on that anniversary date or (b) the death benefit as of the last preceding anniversary adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. In those states where permitted, for contracts applied for on or after May 15, 2009, there is an annual rider charge of 0.25% of the optional death benefit amount. The charge for other contracts is 0.10%. You cannot purchase the annual stepped-up death benefit once the annuitant is 76 years old.

Premium Protection Riders.

We currently offer the Premium Protection death benefit rider (“Premium Protection rider”) at the time the contract is issued. In the future, we may, at our sole option, offer this rider after the contract is issued, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB Preferred I.S. or GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB Preferred I.S., GLWB Plus, the deferral credit rider or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 76 years old.

Death Benefit.

With the Premium Protection rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments and decreased dollar for dollar for withdrawals up to your maximum annual withdrawal under your respective GLWB rider, whereas the basic Death Benefit provided for under the contract is reduced on a pro rata basis for withdrawals.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

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Please note that withdrawals you take under the GLWB Preferred I.S. or GLWB Plus (including maximum annual withdrawals) reduce the GMDB amount under this rider. Therefore, you should carefully consider whether this rider is appropriate for you.

Excess Withdrawals.

When computing the Premium Protection rider Death Benefit, the GMDB amount also is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal for the Premium Protection rider as well as for the GLWB riders.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GMDB amount decreases to $95,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under the GLWB rider, which is $1,000. Your GMDB amount will be reduced to $93,882, i.e. $95,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,118 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, which is $5,000, your GMDB amount is $95,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $94,000 ($95,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $826 ($1,000/$115,000 x $95,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of the withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection rider for annuitant issue ages through age 70 of 0.10% of your GMDB amount. For annuitant issue ages 71 through 75, there is an annual charge for this rider of 0.25%. We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value is reduced to zero;

• your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation; or

• you exercise the 8-year guaranteed principal protection rider.

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Since you may have the Premium Protection rider only if you have the GLWB Preferred I.S. or GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection rider as well. If you have purchased the Premium Protection rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection rider will be terminated.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection (Joint Life).

We also currently offer a joint life version of the Premium Protection rider (“Joint Premium Protection”). The Joint Premium Protection rider is the same as the Premium Protection rider except as described below.

The Joint Premium Protection rider is available only when purchased in conjunction with the Joint GLWB Preferred I.S. or Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the Joint GLWB Preferred I.S., Joint GLWB Plus, the joint deferral credit rider or the 8-year guaranteed principal protection rider.

Allowable annual withdrawals begin under the Joint GLWB Preferred I.S. or Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB Preferred I.S. or Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw annually under the Joint Premium Protection rider will depend on the age of the youngest Participating Spouse and reduce the GMDB amount on a dollar for dollar basis. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59½ years old. (Please see the description of the Joint GLWB Preferred I.S. or Joint GLWB Plus later in this prospectus for more details on the youngest Participating Spouse.)

Premium Protection Plus Riders.

In the past we offered the Premium Protection Plus death benefit rider (“Premium Protection Plus rider”) at the time the contract was issued. The Premium Protection Plus death benefit rider is not available for purchase effective August 18, 2012. The Premium Protection Plus rider differs from the Premium Protection rider in that a withdrawal that is not an excess withdrawal does not decrease the GMDB amount up to the contract anniversary after the annuitant turns 85, after which time the GMDB amount is decreased for such withdrawals on a dollar for dollar basis, and the GMDB amount may step-up to your Contract Value on the seventh rider anniversary. In the future, we may, at our sole option, offer this rider to existing contracts, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any

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other living benefit or death benefit rider except the GLWB Plus, the deferral credit rider or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 71 years old.

Death Benefit.

With the Premium Protection Plus rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments. You may take withdrawals up to your annual maximum annual withdrawal under your respective GLWB rider until the contract anniversary after the annuitant turns 85 without reducing the GMDB amount. Following the contract anniversary after the annuitant turns 85, withdrawals up to your maximum annual withdrawal under your GLWB rider reduce the GMDB amount dollar for dollar.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

The Premium Protection Plus rider provides for a one-time step-up of the GMDB amount on the seventh rider anniversary. If, on the seventh rider anniversary, your Contract Value is greater than the GMDB amount, we will set your GMDB amount equal to your Contract Value.

Excess Withdrawals.

When computing the Premium Protection Plus rider Death Benefit, the GMDB amount is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume the annuitant is 65 and your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Because the annuitant is less than 85 years old, your GMDB amount is not reduced for that portion of the withdrawal that is equal to your maximum annual withdrawal, $5,000. Your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under your GLWB rider, which is $1,000. Your GMDB amount will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GMDB amount remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection Plus rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of your withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection Plus rider of 0.45% of your GMDB amount. We may increase the charge for this rider on the seventh rider anniversary if your GMDB amount is set equal to your Contract Value. The new charge will be no higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90%. If we notify you of a charge increase effective upon the step-up on the seventh rider anniversary, you may decline to accept an increase in the charge for the rider by declining the step-up within 30 days in a form acceptable to us.

We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

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On each anniversary the charge for the Premium Protection Plus rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection Plus rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value is reduced to zero;

• your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation; or

• you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection Plus rider only if you have the GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection Plus rider as well. If you have purchased the Premium Protection Plus rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection Plus rider will be terminated.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take until the contract anniversary after the annuitant is 85 years old will not reduce the GMDB amount. Any RMD you take following the contract anniversary after the annuitant is 85 will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection Plus (Joint Life).

In the past, we also offered a joint life version of the Premium Protection Plus rider (“Joint Premium Protection Plus”). The Joint Premium Protection Plus death benefit rider is not available for purchase effective August 18, 2012. The Joint Premium Protection Plus rider is the same as the Premium Protection Plus rider except as described below.

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The Joint Premium Protection Plus rider is available only when purchased in conjunction with the Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB Plus, the joint deferral credit rider or the 8-year guaranteed principal protection rider.

Allowable annual withdrawals begin under the Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw under the Joint Premium Protection Plus rider will depend on the age of the youngest Participating Spouse. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59½ years old. (Please see the description of the Joint GLWB Plus later in this prospectus for more details on the Participating Spouse.)

GMDBR80 Plus/GMDBR85 Plus.

In those states where permitted, in the past we may have offered the GMDBR80 Plus or GMDBR85 Plus at the time the contract was issued. You could not purchase either of these riders once the annuitant was 76 years old.

With the GMDBR80 Plus and GMDBR85 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for GMDBR85 Plus), at an effective annual rate of 6% for values in variable portfolios (other than the Fidelity® VIP Government Money Market Portfolio). Values in the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account will accumulate at the lesser of 6% or the rate being credited to the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals. There is no maximum benefit amount for the GMDBR85 Plus.

Any withdrawals in a contract year equal to or less than 6% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 6% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was reduced because of the withdrawal in excess of 6%. There is an additional annual charge for this option of 0.25% of the GMDBR80 Plus amount, or 0.45% for the GMDBR85 Plus amount.

The only differences between the GMDBR80 Plus and GMDBR85 Plus are that the GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.45% instead of 0.25% and there is no maximum benefit for the GMDBR85 Plus.

5% GMDBR80 Plus/GMDBR85 Plus.

In those states where permitted, in the past we offered the 5% GMDBR80 Plus at the time the contract was issued. In the past, we offered the 5% GMDBR85 Plus. You cannot purchase either of these riders once the annuitant is 76 years old.

With the 5% GMDBR80 Plus and the 5% GMDBR85 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for 5% GMDBR85 Plus), at an effective annual rate of 5% for values in variable portfolios (other than the Fidelity® VIP Government Money Market Portfolio). Values in the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account will accumulate at the lesser of 5% or the rate being credited to the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with 5% GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals. There is no maximum benefit amount for the 5% GMDBR85 Plus.

Any withdrawals in a contract year equal to or less than 5% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 5% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was reduced because of the withdrawal in excess of 5%. There is an additional annual charge for this option of 0.45% of the 5% GMDBR80 Plus amount or 0.70% for the 5% GMDBR85 Plus amount.

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The only differences between the 5% GMDBR80 Plus and 5% GMDBR85 Plus are that the 5% GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.70% instead of 0.45% and there is no maximum benefit for the 5% GMDBR85 Plus.

Annual Reset Death Benefit Rider.

The following describes the optional Annual Reset Death Benefit riders (“ARDBR”) that we offered in the past. Not all of the riders may have been available in all states. You may only have one of the ARDBR riders on your contract. The ARDBR riders we have offered in the past are referred to as the "ARDBR" and "ARDBR (2009)". Generally, the ARDBR riders provide a death benefit equal to the greater of the “earnings base” or the “step-up base” as described below. The ARDBR riders allow you to reset the earnings base each contract year.

ARDBR (2009)

In those states where permitted, we offered the ARBDR (2009) at the time the contract was issued. This rider was available only when purchased in conjunction with the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. If the ARDBR (2009) was available, you could not purchase the ARDBR. You could not purchase the ARDBR (2009) before the annuitant was 45 years old or once the annuitant was 76 years old. With this optional rider, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The GMDB amount with the ARDBR (2009) is the greater of the (a) “earnings base” or (b) “step-up base.”

Earnings Base  The initial earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The earnings base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios. However, Contract Values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for ARDBR (2009) is 5%.

The earnings base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. The ARDBR withdrawal amount is determined by multiplying the ARDBR withdrawal percentage by the earnings base as of the beginning of the contract year. The ARDBR withdrawal percentage for ARDBR (2009) is 5%. For example, if the earnings base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the earnings base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than ARDBR withdrawal amount will not reduce the earnings base.

If you take withdrawals before the end of the year, there is a risk that the amount of your earnings base at the beginning of the next contract year will be less than the earnings base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the earnings base at the beginning of the next contract year so that it equals the earnings base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the ARDBR withdrawal amount will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will be reduced by the same percentage the withdrawal in excess of the ARDBR withdrawal amount reduces your Contract Value. If your Contract Value is lower than your earnings base, a pro rata reduction will reduce your earnings base by a greater amount than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your Contract Value is $100,000, your earnings base is $110,000 and you withdraw another $1,000, your earnings base will be reduced to $108,900, i.e. $110,000 – ([$1,000/$100,000] x $110,000). If your Contract Value is higher than your earnings base, a pro rata reduction will reduce your earnings base less than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your Contract Value is $110,000, your earnings base is $100,000 and you withdraw another $1,000, your earnings base will be reduced to $99,090, i.e. $100,000 – ([$1,000/$110,000] x $100,000).

The earnings base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the total death benefit amount with this rider will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the maximum earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the ARDBR withdrawal amount will reduce the maximum earnings base pro rata.

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Step-Up Base.  At contract issue, the step-up base equals net purchase payments. On each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the Contract Value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your Contract Value.

Resets.  On any contract anniversary, you may elect to reset the ARDBR (2009) by resetting the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. On reset, the ARDBR (2009) earnings base and the GMIB Plus with Annual Reset (2009) rider guaranteed earnings income base will both be reset to the then-current Contract Value. Therefore, if you reset to a higher base, your death benefit under the ARDBR (2009) and income benefit under the GMIB Plus with Annual Reset (2009) rider will increase. If you reset, the ARDBR maximum earnings base will be reset to 15 times the then-current Contract Value. Because you may only reset the ARDBR (2009) by resetting the GMIB Plus with Annual Reset (2009) and because you may decline an increase in charge for the GMIB Plus with Annual Reset (2009) by refusing such reset, please note that if you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing the reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

Charge.  There is an additional annual charge for the ARDBR (2009) of 0.85% of your death benefit amount. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the ARDBR (2009), which we guarantee will not exceed 1.40%. The ARDBR (2009) is available only when purchased in conjunction with the GMIB Plus with Annual Reset (2009).

Termination.  Since you may only have the ARDBR (2009) if you have the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be terminated.

You may terminate the ARDBR (2009) as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

ARDBR

If the ARDBR (2009) was not available, in those states where permitted, we offered the ARDBR at the time the contract was issued. This rider was available only when purchased in conjunction with the GMIB Plus with Annual Reset described later in this prospectus. You could not purchase the ARDBR after the annuitant was age 75. With this optional rider, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The GMDB amount with the ARDBR is the greater of the (i) “earnings base” or (ii) “step-up base”.

Earnings Base.  The initial earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The earnings base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant reaches age 85, at an annual effective rate of 6% for values in variable portfolios (other than the Fidelity® VIP Government Money Market Portfolio). However, Contract Values allocated in the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account will earn the rate of return being earned in those accounts. The earnings base is decreased by withdrawals. Any withdrawals during a contract year less than or equal to 6% of the earnings base as of the beginning of the contract year will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of 6% of the earnings base at the beginning of the contract year will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will decrease by the same percentage reduction of the Contract Value that resulted from the withdrawal in excess of 6%.

Step-Up Base.  At contract issue, the step-up base equals net purchase payments. Each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the Contract Value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis.

Resets.  On any contract anniversary, you may elect to reset the ARDBR by resetting the GMIB Plus with Annual Reset. On reset, the ARDBR earnings base and the GMIB Plus with Annual Reset’s guaranteed earnings income base will both equal the then-current Contract Value. Therefore, if you reset to a higher base, your death benefit under the ARDBR and income benefit under the GMIB Plus with Annual Reset will increase.

Charge.  There is an additional annual charge for the ARDBR of 0.60% of your death benefit amount.

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Termination.  You may cancel the ARDBR as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

Gain Enhancement Benefit.

In those states where permitted, we offer Gain Enhancement Benefit (“GEB”) riders at the time the contract is issued. You cannot purchase these riders once the annuitant is 76 years old. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

• 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals; or

• 40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”

For the regular GEB option, there is an additional annual charge of 0.15% of the Contract Value (or 0.30% if the annuitant is age 71 to 75 when your contract is issued). If you choose the GEB “Plus,” the charge is 0.30% of the Contract Value (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it. That means even if the GEB will be of no further benefit to you, you will continue to be charged for it.

Summary.

The following is a summary of the currently available optional death benefit riders. For complete details on the riders, see the individual descriptions above.

Optional Rider	Features	Who may want to consider the Rider	Charge
Annual Stepped-Up Death Benefit

• Guarantees that the death benefit will be the greater of total purchase payments or the highest contract anniversary value.

• Increases the death benefit to the contract value, adjusted for subsequent purchase payments and withdrawals.

• Stops accumulating at contract anniversary after annuitant’s 85th birthday.

• Cannot purchase once the annuitant is 76.

		Those who wish to protect their death benefit from market downturns by locking in gains on every contract anniversary.	0.25% (maximum and current)
Premium Protection (Single Life)

• Guarantees a death benefit equal to your purchase payments, adjusted for withdrawals.

• Adjusted dollar for dollar on annual withdrawals that do not exceed the allowable withdrawals under the GLWB Preferred I.S. or GLWB Plus.

• Reduced by the greater of the excess dollar amount of the withdrawal or the pro rata reduction for any withdrawals that are excess withdrawals under the GLWB Preferred I.S. or GLWB Plus.

• Cannot purchase once the annuitant is 76.

• Sold only in conjunction with the GLWB Preferred I.S. or GLWB Plus.

		Those who want to ensure, through the GLWB Preferred I.S. or GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)

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Premium Protection (Joint Lives)	• Like Premium Protection except for the following: o Sold only in conjunction with the Joint GLWB Preferred I.S. or Joint GLWB Plus.	Those who want to ensure, through the Joint GLWB Preferred I.S. or Joint GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it at any time by providing Notice to us prior to the earlier of (i) the annuitant’s death or (ii) the annuity payout date. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments. If you choose to defer receiving annuity payments, unless a rider provides otherwise, your contract will no longer qualify for any guaranteed living benefit or the Death Benefit Adjustment upon the death of the Annuitant.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election any time before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):

Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

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Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000 ($2,000 in New York), we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25 ($20 in New York), we may change the frequency of payments so that the first payment is at least $25 ($20 in New York).

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize an 3% assumed interest rate. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing Notice to us in writing at our administrative Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

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Optional Living Benefit Riders

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders

This section describes the optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) riders that we may offer. You may only have one of the GLWB riders on your contract.

Subject to the conditions described below, the GLWB riders provide a guaranteed level of withdrawals from your contract in each contract year for the lifetime of the annuitant beginning when the annuitant is age 59½. The GLWB riders may help protect you from the risk that you may outlive your income.

GLWB Preferred I.S.

We currently offer the GLWB Preferred I.S. rider when you apply for the contract. In the future we may, at our sole option, offer the GLWB Preferred I.S. rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB Preferred I.S. rider if you have any rider, other than the annual stepped-up death benefit or Premium Protection death benefit. You may not purchase the rider if the annuitant is younger than 50 years old or once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as guarantees associated with the GLWB Preferred I.S. rider, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB Preferred I.S. rider, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, and the optional annual stepped-up death benefit or Premium Protection death benefit rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB Preferred I.S.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the date it was last recalculated, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB Preferred I.S. will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB Preferred I.S. rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB Preferred I.S., there is a fifteen-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides a credit to your GLWB base of 7% simple interest of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 7% simple interest is referred to as an annual credit.) If, in a contract year, you take your maximum annual withdrawal or an excess withdrawal, you will not be eligible for any annual credit for the year in which you took the withdrawal. If you take total withdrawals in a contract year that are less than the maximum annual withdrawal, the annual

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credit will be prorated by the percentage of the maximum annual withdrawal you took. For example, if your maximum annual withdrawal is $7,000 and in one contract year during the annual credit period you withdraw $3,000, your annual credit for that year would be 4.0%, i.e. 7% x (1 – $3,000/$7,000).

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the date it was last recalculated, plus

(b) an amount equal to the annual credit rate multiplied by the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If the GLWB base is set equal to the step-up base, the Annual Credit Calculation Base will also be increased to that amount. If the GLWB base is adjusted due to an excess withdrawal and is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

We reserve the right to change the annual credit rate for the GLWB Preferred I.S. on new riders issued in the future.

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,500 under the GLWB Preferred I.S. rider and in one contract year you withdraw $6,500. The $1,000 difference between the $6,500 withdrawn and the $5,500 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5.5%, so your maximum annual withdrawal is $5,500. That means you can withdraw $5,500 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,500. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,500. Your GLWB base remains $100,000 and your Contract Value decreases to $84,500. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,817, i.e. $100,000 x (1 — $1,000/$84,500) because the pro-rata reduction of $1,183 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $83,500.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,500, your GLWB base remains $100,000 and your Contract Value is $114,500. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $873 ($1,000/$114,500 x $100,000). Your Contract Value will be reduced to $113,500.

Because the allowable annual withdrawals under the GLWB Preferred I.S. rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the GLWB Preferred I.S. rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. The maximum amount you may withdraw in a contract year under the GLWB Preferred I.S. rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.50%
65 to 69	5.50%
70 to 74	5.60%
75 to 79	6.00%
80 to 84	6.75%
85+	7.50%

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In the future, we may offer GLWB Preferred I.S. riders that have different maximum annual withdrawal percentages.

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described under “GLWB base.” You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

You may withdraw the maximum annual withdrawal amount under the GLWB Preferred I.S. rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value.

Withdrawals under the GLWB Preferred I.S. will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB Preferred I.S. (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Example.

Please see Appendix C for a detailed example of how the annual credit base and withdrawals work with the GLWB Preferred I.S.

Lifetime Annuity Period

During the Lifetime Annuity Period, we will pay you monthly payments for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except for the Premium Protection death benefit which continues if you enter the Lifetime Annuity Period and the rider value is greater than zero, the contract will only provide the benefits under the GLWB Preferred I.S. rider.

Entering the Lifetime Annuity Period

You will enter the “Lifetime Annuity Period”, provided that the GLWB base is greater than zero, on the earlier of (a) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) if the annuitant is at least 59½ years old or (b) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½.

In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal

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that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. If the total of withdrawals previously taken and those scheduled to be taken under a continuing systematic payment do not exhaust the maximum annual withdrawals for the contract year, upon entering the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess of your maximum annual withdrawal over the total of withdrawals taken and scheduled. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period. Each monthly payment will equal one-twelfth of your annual payment described below.

Lifetime Annuity Amount

The amount of the lifetime annuity you will receive with the GLWB Preferred I.S. rider may vary based on when you enter the Lifetime Annuity Period. When you enter the Lifetime Annuity Period, we will calculate an annual payment for your lifetime annuity based on average ten-year U.S. Treasury rates and your then current maximum annual withdrawal percentage. The calculation of this annual payment is described below. You will receive at least this annual amount for your lifetime.

You may receive a higher annual payment if you enter the Lifetime Annuity Period (a) within the first 15 years the GLWB Preferred I.S. rider is in effect or (b) on the contract anniversary immediately following the annuitant’s 95th birthday. If you enter the Lifetime Annuity Period within the first 15 years the rider is in effect because your Contract Value is reduced to zero other than because of an excess withdrawal, the annual payment until your 15th rider anniversary will be equal to the greater of your maximum annual withdrawal when you enter the Lifetime Annuity Period and the annual amount calculated based on the Treasury Average Rate (described below). After the 15th rider anniversary, the annual payment will be the amount calculated based on the Treasury Average Rate. If you enter the Lifetime Annuity Period on the contract anniversary immediately following the annuitant’s 95th birthday, the annual payment of the lifetime annuity will be equal to the greater of your maximum annual withdrawal when you enter the Lifetime Annuity Period and the annual amount calculated based on the Treasury Average Rate.

The minimum annual amount for the lifetime annuity with the GLWB Preferred I.S. rider is calculated using the GLWB base as of the applicable date, your maximum annual withdrawal percentage when the rider enters the Lifetime Annuity Period and an average of ten-year U.S. Treasury rates. It is determined by multiplying the GLWB base times the indexed annual withdrawal percentage, which is calculated as follows:

(a) your then current maximum annual withdrawal percentage on the date you enter the Lifetime Annuity Period, plus

(b) the Treasury Average Rate, minus

(c) 6%.

The indexed annual withdrawal percentage will not be less than 3% and not more than 9%.

If you enter the Lifetime Annuity Period because your Contract Value is reduced to zero other than because of an excess withdrawal, the applicable date for the GLWB base used in calculating the annual payment is the date your Contract Value is reduced to zero. If you enter the Lifetime Annuity Period on the contract anniversary immediately following the annuitant’s 95th birthday, the applicable date for the GLWB base is the day you enter the Lifetime Annuity Period.

The Treasury Average Rate is calculated for each calendar month and is rounded to the nearest 0.05%. For each month, it is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 90 calendar days ending on the 15th day of the preceding month. If you enter the Lifetime Annuity Period because your Contract Value is reduced to zero other than because of an excess withdrawal, the Treasury Average Rate is the rate calculated for the month in which your Contract Value is reduced to zero. Otherwise, the Treasury Average Rate is the rate calculated for the month that includes the anniversary of the Contract Date immediately following the annuitant’s 95th birthday. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

Please see Appendix D for some examples on how the calculation of the lifetime annuity payment works.

Generally, for riders applied for before May 1, 2016, with the GLWB Preferred I.S. rider, we will delay the annuity payout date under your contract (which is not later than the first of the month following the annuitant’s 90th birthday) to the

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contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB Preferred I.S. rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Charge.

If you choose the GLWB Preferred I.S. rider, there is an annual charge of 1.00% of the GLWB base. The charge for the GLWB Preferred I.S. rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB Preferred I.S. rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. For the GLWB Preferred I.S., we guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further step ups of the GLWB base to the Contract Value. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB Preferred I.S. rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated for any reason, or (iv) you annuitize your contract.

Investment Restrictions.

Effective March 3, 2017, in order to have the GLWB Preferred I.S. rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” If you purchased the GLWB Preferred I.S. rider prior to March 3, 2017, these revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GLWB Preferred I.S. rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

If you have the GLWB Preferred I.S., the investment options available to you for the allocation of your purchase payments and Contract Value are much more limited than the investment options available under the contract without the rider. The investment options available if you do not have the GLWB Preferred I.S. offer the potential for more variability in their returns, either higher or lower. The investment options with the GLWB Preferred I.S. seek to moderate overall volatility or hedge against downmarket volatility. Other investment options that are available if you do not select the GLWB Preferred I.S. may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the limited investment options with the GLWB Preferred I.S. meet your investment objectives and risk tolerance.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB Preferred I.S. rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under the GLWB rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

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You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, the entire withdrawal will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB Preferred I.S.

Termination.

The GLWB Preferred I.S. rider will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB Preferred I.S. rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies. If you choose the GLWB Preferred I.S., it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB Preferred I.S. rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or on or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) Preferred I.S.

We also currently offer a Guaranteed Lifetime Withdrawal Benefit (Joint Life) Preferred I.S. rider (“Joint GLWB Preferred I.S.”) at the time the contract is issued. The Joint GLWB Preferred I.S. differs from the GLWB Preferred I.S. because allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Because of this, the surviving spouse’s income will not decrease upon the annuitant’s death if he or she was in Lifetime Withdrawal Period at the time of death. Subject to the conditions described, the Joint GLWB Preferred I.S. rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Joint GLWB Preferred I.S. rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB Preferred I.S. differs from electing spousal continuation under the GLWB Preferred I.S. because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB Preferred I.S. If you elect the GLWB Preferred I.S., instead of the Joint GLWB Preferred I.S., the GLWB base could be reduced to the current Contract Value upon spousal continuation. With the Joint GLWB Preferred I.S., however, the GLWB base upon spousal continuation will always be the greater of Contract Value or the current GLWB base as described below. The Joint GLWB Preferred I.S. has a higher charge than the GLWB Preferred I.S.

We may, at our sole option, offer the Joint GLWB Preferred I.S. rider to existing contracts, in which case it may be added on a contract anniversary. You may not add the rider if either spouse is younger than 50 years old or once either spouse is 86 years old. The Joint GLWB Preferred I.S. rider is the same as the GLWB Preferred I.S. rider except as described below.

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The maximum amount you may withdraw in a contract year under the Joint GLWB Preferred I.S. rider without reducing your GLWB base is based upon the youngest participating spouse’s age when withdrawals begin. The maximum amount you may withdraw in a contract year under the Joint GLWB Preferred I.S. rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.45%
65 to 69	5.00%
70 to 74	5.10%
75 to 79	5.50%
80 to 84	6.50%
85+	7.00%

In the future, we may offer Joint GLWB Preferred I.S. riders that have different maximum annual withdrawal percentages.

The Joint GLWB Preferred I.S. rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the GLWB Preferred I.S. rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

• when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Joint GLWB Preferred I.S. rider.

Under the Joint GLWB Preferred I.S. rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB Preferred I.S. rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB Preferred I.S. is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB Preferred I.S. rider, there is an annual charge of 1.30% of the GLWB base. We may increase the charge for the Joint GLWB Preferred I.S. rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.50% of the GLWB base for the Joint GLWB Preferred I.S.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB Preferred I.S. rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB Preferred I.S. rider versus the GLWB Preferred I.S. rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period, provided that the GLWB base is greater than zero, on the earlier of (a) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) if the youngest Participating Spouse is at least 59½ years old or (b) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. During the Lifetime Annuity Period, we will pay you a lifetime annuity (as based on the youngest Participating Spouse’s age) until the death of the last surviving Participating Spouse.

You should consult with your financial representative to determine which payout option is best for you.

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If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

GLWB Plus

We currently offer the GLWB Plus rider when you apply for the contract. In the future we may, at our sole option, offer the GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB Plus rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, Premium Protection Plus death benefit, the deferral credit riders, or the 8-year guaranteed principal protection rider. You may not purchase the rider once the annuitant is 86 years old. If the GLWB Plus is available, you may not purchase the GMIB Plus with Annual Reset (2009).

Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as guarantees associated with the GLWB Plus rider, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB Plus rider, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider and the guaranteed principal amount under the 8-year guaranteed principal protection rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB Plus.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB Plus will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB Plus rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB Plus, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides for a credit to your GLWB base of 6% simple interest (for riders applied for on or after May 1, 2014) of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 6% simple interest is referred to as an annual credit.) You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is

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not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for any annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the prior contract anniversary, plus

(b) net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c) 6% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 6% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

For riders applied for before May 1, 2014, the annual credit is 8%.

We reserve the right to change the annual credit rate for the GLWB Plus on new riders issued in the future.

Deferral Credit Rider.

If you applied for the GLWB Plus before May 1, 2014, we issued a deferral credit rider with age requirements. With this deferral credit rider, if you take no withdrawals until the later of (i) the rider anniversary immediately following the annuitant’s 70th birthday (youngest Participating Spouse’s 78th birthday with the Joint GLWB Plus) or (ii) your tenth rider anniversary, we guarantee that your GLWB base on the later of such dates will be at least:

(a) 200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments made in the first contract year the rider is in effect, plus

(b) any net purchase payments made after the first contract year the rider is in effect; plus

(c) any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments made after the first contract year the rider is in effect.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the later of the tenth rider anniversary or the annuitant’s 70th birthday will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the later of the tenth rider anniversary or the annuitant’s 70th birthday will be at least $400,000. If you also make an additional purchase payment in year three of $50,000 and the annuitant is 60 years old or older when the rider is issued, for riders applied for before May 1, 2014, we guarantee your GLWB base on the tenth rider anniversary will be at least $482,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three + $32,000 (8% annual credits earned on the $50,000 additional purchase payment for years three through ten).

There is no additional annual charge for the deferral credit rider with age requirements.

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB Plus rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

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For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB Plus rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the GLWB Plus rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. For GLWB Plus riders applied for on or after May 1, 2014, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 69	4.50%
70 to 74	5.00%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for before May 1, 2014, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.10%
65 to 74	5.10%
75 to 79	5.75%
80 to 84	6.25%
85+	7.00%

In the future, we may offer GLWB Plus riders that have different maximum annual withdrawal percentages.

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described under “GLWB base.” You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

You may withdraw the maximum annual withdrawal amount under the GLWB Plus rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value.

Withdrawals under the GLWB Plus will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB Plus (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

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Example.

Please see Appendix E for a detailed example of how the annual credit base and withdrawals work with the GLWB Plus.

Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB Plus rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except for the Premium Protection death benefit rider or the Premium Protection Plus death benefit rider which continue if you enter the Lifetime Annuity Period and the rider value is greater than zero, the contract will only provide the benefits under the GLWB Plus rider.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59½ years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. If the total of withdrawals previously taken and those scheduled to be taken under a continuing systematic payment do not exhaust the maximum annual withdrawal for the contract year, upon entering the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess of your maximum annual withdrawal over the total of withdrawals taken and scheduled. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

Generally, for riders applied for before May 1, 2016, with the GLWB Plus rider, we will delay the annuity payout date under your contract (which is not later than the first of the month following the annuitant’s 90th birthday) to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB Plus rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

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You should consult with your registered representative to determine which payout option is best for you.

Charge.

If you choose the GLWB Plus rider, there is an annual charge of 1.05% of the GLWB base (0.95% for riders applied for before May 1, 2014). The charge for the GLWB Plus rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. For the GLWB Plus, we guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB Plus rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated because you violate the investment restrictions, or (iv) you annuitize your contract.

Investment Restrictions.

Effective March 3, 2017, in order to have the GLWB Plus rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” If you purchased the GLWB Plus rider prior to March 3, 2017, these revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GLWB Plus rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

If you have the GLWB Plus, the investment options available to you for the allocation of your purchase payments and Contract Value are much more limited than the investment options available under the contract without the rider. The investment options available if you do not have the GLWB Plus offer the potential for more variability in their returns, either higher or lower. The investment options with the GLWB Plus seek to moderate overall volatility or hedge against downmarket volatility. Other investment options that are available if you do not select the GLWB Plus may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the limited investment options with the GLWB Plus meet your investment objectives and risk tolerance.

Guaranteed Principal Protection with the GLWB Plus

If you applied for the GLWB Plus before May 1, 2014, we issued a guaranteed principal protection rider at the time the GLWB Plus rider was issued. With this rider, if you do not make any withdrawals in the first 8 years the rider is in effect and you elect to exercise the benefit, we guarantee that your Contract Value at the end of the eight-year term will not be less than it was at the beginning of the 8-year term. If you elect to exercise the benefit, on the last day of the 8-year term if your “eligible contract value” is less than the guaranteed principal amount, we will add an amount to your Contract Value to increase the eligible contract value to the guaranteed principal amount.

If this rider is added when your contract is issued, your eligible contract value is equal to your initial purchase payment plus any purchase payments you make within the first 6 months after your contract is issued. If this rider is added after the contract is issued, the eligible contract value is equal to your Contract Value on the date the rider is added. Your eligible contract value is adjusted for any gains or losses in your Contract Value due to performance of the investment options you have selected. It is also reduced by the dollar amount of any withdrawals you take and for applicable rider and contract charges.

The guaranteed principal amount is your Contract Value as of the first day of the rider’s term (plus, if the rider is added when the contract is issued, any purchase payments you make in the first 6 months) reduced pro rata for any withdrawals you make during the 8 year term. A pro rata reduction means that a withdrawal will reduce the guaranteed principal amount by the same percentage the withdrawal reduces the eligible contract value. For example, assume (i) your eligible contract value is $200,000; (ii) your guaranteed principal amount is $100,000 and (iii) you take a withdrawal of $50,000. Your eligible

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contract value would be reduced to $150,000 ($200,000 – $50,000). Your guaranteed principal amount would be reduced by the same percentage (25%) to $75,000.

You must elect to exercise this benefit by providing Notice to us within 15 days of the 8th rider anniversary. If you elect to exercise this benefit, your GLWB Plus rider, any Premium Protection or Premium Protection Plus riders and any deferral credit rider you have will terminate and you will receive no further benefits under those riders.

There is no charge for this guaranteed principal protection rider in conjunction with the GLWB Plus.

This 8-year guaranteed principal protection rider will terminate when the GLWB Plus rider terminates. Also, this rider will terminate upon (i) the expiration of its 8-year term if it is not elected on, or up to 15 days after, the 8th rider anniversary; (ii) commencement of any annuity option or (iii) the death of the Annuitant, except in the case of Spousal Continuation.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB Plus rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under the GLWB Plus rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, the entire withdrawal will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB Plus.

Termination.

The GLWB Plus rider will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB Plus rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies. The GLWB Plus terminates if you have chosen the optional guaranteed principal protection with it and elect to exercise that feature on the 8th rider anniversary. If you choose the GLWB Plus, it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB Plus rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or on or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime

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Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus

We also currently offer a Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus rider (“Joint GLWB Plus”) at the time the contract is issued. The Joint GLWB Plus differs from the GLWB Plus because allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Because of this, the surviving spouse’s income will not decrease upon the annuitant’s death if he or she was in the Lifetime Withdrawal Period at the time of death. Subject to the conditions described, the Joint GLWB Plus rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Joint GLWB Plus rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB Plus differs from electing spousal continuation under the GLWB Plus because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB Plus. The Joint GLWB Plus has a higher charge than the GLWB Plus.

We may, at our sole option, offer the Joint GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not add the rider once either spouse is 86 years old. The Joint GLWB Plus rider is the same as the GLWB Plus rider except as described below.

During the annual credit period, the annual credit rate you may be eligible for is 6% simple interest of the Annual Credit Calculation Base for each year you do not take any withdrawals.

The maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider without reducing your GLWB base is based upon the youngest participating spouse’s age when withdrawals begin. For Joint GLWB Plus riders applied for on or after May 1, 2014, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	3.75%
65 to 69	4.00%
70 to 74	4.50%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

For Joint GLWB Plus riders applied for before May 1, 2014, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 67	4.65%
68 to 74	5.00%
75 to 79	5.75%
80 to 84	6.25%
85+	7.00%

In the future, we may offer Joint GLWB Plus riders that have different maximum annual withdrawal percentages.

The Joint GLWB Plus rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the GLWB Plus rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•  when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

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• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Joint GLWB Plus rider.

Under the Joint GLWB Plus rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB Plus rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB Plus is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB Plus rider, there is an annual charge of 1.35% of the GLWB base (1.20% for riders applied for before May 1, 2014). We may increase the charge for the Joint GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.40% of the GLWB base for the Joint GLWB Plus.

The 8-year guaranteed principal protection rider and deferral credit rider are not available for Joint GLWB Plus riders applied for on or after May 1, 2014.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB Plus rider and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB Plus rider versus the GLWB Plus rider. You should consult with your tax advisor before purchasing this rider.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59½ years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59½. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB Plus rider (as based on the youngest Participating Spouse’s age) for the lifetime of the annuitant.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

Optional Guaranteed Minimum Income Benefit (“GMIB”) Riders

This section describes the optional Guaranteed Minimum Income Benefit (“GMIB”) riders that we may offer or may have offered in the past. Not all of the riders may be or may have been available in all states. You may only have one of the GMIB riders on your contract. Except as described below, if you choose a GMIB rider, you cannot later discontinue it. The GMIB riders we may offer or have offered in the past are the GMIB Plus with Annual Reset (2009), GMIB Plus with Annual Reset, GMIB Plus with Five Year Reset, GMIB Plus and GMIB. The GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.

Any guarantees under the contract that exceed the value of your interest in the separate account VAN such as those associated with the GMIB riders, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

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GMIB Plus with Annual Reset (2009)

In those states where permitted, we may offer the GMIB Plus with Annual Reset (2009) rider at the time the contract is issued. You may not purchase the GMIB Plus with Annual Reset (2009) before the annuitant is age 45 or once the annuitant is age 79. If the GLWB Plus is available, you may not purchase the GMIB Plus with Annual Reset (2009).

The following is a summary of the GMIB Plus with Annual Reset (2009) rider. There are several terms used in this summary that are defined in the paragraphs below. The rider permits you take a withdrawal amount annually that equals 5% of your guaranteed earnings income base regardless of your Contract Value and without paying a surrender charge. Your permitted withdrawal amount will change at the beginning of each contract year to reflect any withdrawals taken in the prior contract year. After 10 years, you may begin to receive the guaranteed minimum income benefit payments described in this rider. You may choose to receive annuity payments as provided in your contract during the 10 year period, but your GMIB Plus with Annual Reset (2009) rider will then be of no further value to you. Your GMIB payments will be determined by applying your guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) your guaranteed earnings income base or (b) your step-up base. Your guaranteed earnings income base takes into account net purchase payments, a specified increase for each valuation period of your Contract Value, and withdrawals. Your step-up base is an amount that takes into account any increases to your Contract Value on each contract anniversary before annuitization. Certain contract owner actions can increase or decrease the base amounts (for example, making additional purchase payments, not taking permitted annual withdrawals, or withdrawals more than the annual amount permitted under the rider).

Guaranteed earnings income base.

The initial guaranteed earnings income base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The guaranteed earnings income base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday or the date that is 24 years from the later of the date the rider is issued or the last reset, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios. However, Contract Values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for the GMIB Plus with Annual Reset (2009) is 5%.

The guaranteed earnings income base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce the guaranteed earnings income base by the amount of such withdrawals, in other words dollar for dollar. The GMIB withdrawal amount is determined by multiplying the GMIB withdrawal percentage by the guaranteed earnings income base as of the beginning of the contract year. The GMIB withdrawal percentage for the GMIB Plus with the Annual Reset (2009) is 5%. For example, if the guaranteed earnings income base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the guaranteed earnings income base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than GMIB withdrawal amount will not reduce the guaranteed earnings income base.

If you take withdrawals before the end of the year, there is a risk that the amount of your guaranteed earnings income base at the beginning of the next contract year will be less than the guaranteed earnings income base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the guaranteed earnings income base at the beginning of the next contract year so that it equals the guaranteed earnings income base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. Under a pro rata reduction, the guaranteed earnings income base will be reduced by the same percentage that the withdrawal in excess of the GMIB withdrawal amount reduces your Contract Value. Only the portion of a withdrawal that is in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. A pro rata reduction may materially reduce the income available under the GMIB rider in future years. Unless you are within the “no lapse” period described below, if you take an excess withdrawal and your Contract Value falls to zero, your rider and contract will terminate.

As an example of how withdrawals work under the GMIB Plus with Annual Reset (2009), assume your guaranteed earnings income base is $100,000 at the beginning of a contract year, so your GMIB withdrawal amount is $5,000 ($100,000 x .05). That means you can withdraw $5,000 dollar for dollar during that contract year. Assume your Contract Value is $90,000 and you take a withdrawal of $6,000. First, we process the portion of the withdrawal that is dollar for dollar, $5,000. Taking

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into account that portion of the withdrawal, your Contract Value is reduced to $85,000 and your guaranteed earnings income base to $95,000. Then, we process the portion of the withdrawal in excess of the GMIB withdrawal amount, $1,000. Because you have already taken your GMIB withdrawal amount, the $1,000 withdrawal will reduce the guaranteed earnings income base pro rata. Your guaranteed earnings income base is then reduced to $93,882, i.e. $95,000 – ([$1,000/$85,000] x $95,000).

The guaranteed earnings income base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the guaranteed income base, which is used to determine the monthly annuity payments under this rider, will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce this limit by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the GMIB withdrawal amount will reduce this limit pro rata.

Step-up base.

At contract issue, the step-up base equals net purchase payments. The step-up base will increase automatically each contract anniversary, until the anniversary following the annuitant’s 85th birthday, if the Contract Value is higher than the previous step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your Contract Value.

Annuitization.

You may not annuitize your contract under the rider until the GMIB Plus with Annual Reset (2009) rider has been in effect for at least 10 years. We may refer to this time period as the “10 year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary (or 10th anniversary of the date the rider was last reset, if applicable) or within 30 days after any later anniversary before the annuitant is age 91.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB Plus with Annual Reset (2009) rider, we will pay the larger amounts.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a Contract Value or guarantee performance of any investment option. The level of lifetime income guaranteed by a GMIB rider may be less than the income that our current annuity factors would provide because (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered immediate annuities.

No Lapse.

With the GMIB Plus with Annual Reset (2009) rider, there is a “no lapse” provision allowing annuitization if your Contract Value is reduced to zero before the initial 10 year annuitization waiting period ends. With this provision, if prior to the time you are eligible to annuitize using your guaranteed income base, your Contract Value becomes zero, you can, at your option, annuitize your contract using your guaranteed income base at the annuitization rates provided under the rider for your age at the time of annuitization. However, if during any one contract year you withdraw more than the GMIB withdrawal amount, the “no lapse” protection is not available from the point of that “excess” withdrawal forward and you will forfeit this protection. If the GMIB rider is reset and your Contract Value at time of reset is greater than the guaranteed income base, then the “no lapse” protection will be reinstated. If the GMIB rider is reset and your Contract Value at the time of reset is less than the guaranteed income base, the “no-lapse” protection will not be reinstated.

Investment Restrictions.

Effective March 3, 2017, in order to have the GMIB Plus with Annual Reset (2009) rider, you must allocate any variable account portion of your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” These revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may allocate all or any portion of your purchase payments and Contract Value to the Fixed Accumulation Account. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GMIB Plus with Annual Reset (2009) rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

Resets.

Subject to certain limitations, the GMIB Plus with Annual Reset (2009) rider provides you the option of resetting the guaranteed earnings income base to the current Contract Value each and every contract anniversary prior to the annuitant’s

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81st birthday. If the Contract Value at the time of reset is higher than the guaranteed earnings income base and you reset, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying us within 30 days after the contract anniversary date in writing or other method we agree to. If you reset, the maximum guaranteed earnings income base will be reset to 15 times the then-current Contract Value. The guaranteed earnings income base is not reset automatically to the current Contract Value. You must elect to reset it.

If you elect to reset the guaranteed earnings income base, a new 10 year annuitization waiting period will begin. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

When the optional death benefit ARDBR (2009) has also been purchased, resetting the GMIB Plus with Annual Reset (2009) also resets the ARDBR (2009) earnings base. Resetting the GMIB Plus with Annual Reset (2009) is the only way in which the ARDBR (2009) can be reset.

Charge.

There is an additional annual charge for the GMIB Plus with Annual Reset (2009) rider of 0.95% of your guaranteed income base. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the GMIB Plus with Annual Reset (2009) rider, which we guarantee will not exceed 1.50%.

If you have notified us that you elect to reset and we notify you of a charge increase effective upon reset, you may decline to accept an increase in the charge for the rider by revoking your request to reset. If you wish to decline an increase in charge by revoking the reset, you must notify us in writing, or in any other manner acceptable to us, within 30 days after the contract anniversary the guaranteed earnings income base is reset. If you elect to reset the guaranteed earnings income base in the future, however, your rate will be increased upon reset to the then-current charge for the GMIB Plus with Annual Reset (2009) rider.

Please note that if you have purchased the ARDBR (2009) and you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

The annual charge for the rider will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees. The charge for the GMIB Plus with Annual Reset (2009) rider ends when you begin to receive annuity or GMIB payments, or the rider has expired at the first contract anniversary after the annuitant’s 90th birthday.

You may withdraw the GMIB withdrawal amount under the rider without a surrender charge even if that amount exceeds 10% of your Contract Value.

Since you may only purchase the ARDBR (2009) if you purchase the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and subsequently violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be terminated.

Required Minimum Distributions.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Your required minimum distribution per year may exceed your GMIB withdrawal amount which would result in a pro rata reduction in the guaranteed earnings income base. See “Federal Tax Status” and “Appendix A —IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin taking withdrawals until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB Plus with Annual Rest (2009) rider is appropriate for you.

Other Versions

This section describes the other optional GMIB riders that we offered in the past. Not all of the riders may have been available in all states.

GMIB

You may have added a GMIB rider to your contract at the time the contract was issued. All of the GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.

The amount of these payments for the GMIB rider is determined by applying the “guaranteed income base” to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your “guaranteed earnings income base,” which is your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin or you reach age 85, accumulated at an annual rate of 5.5% or (b) your “step-up base,” which is your highest total Contract Value as of any

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contract anniversary before the annuitant attains age 80. The guaranteed income base is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 5.5%. You may not purchase GMIB after the annuitant is age 80.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.

If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments, or the rider has expired at the later of your age 85 or 10 years after you purchased the rider. Except as described below, if you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees. The GMIB rider is no longer available. Last available purchase date depends on state of contract issue. See your representative for more information.

You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. We may refer to this time period as the “ten year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If the annuitant is age 76 to 80 when you purchase GMIB, your GMIB payments must begin on the rider’s 10th anniversary.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a Contract Value or guarantee performance of any investment option. The level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide because, (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered immediate annuities.

GMIB Plus

In those states where permitted, we offered a GMIB “Plus” rider. The GMIB Plus rider is no longer available. Last available purchase date depends on state of contract issue. See your representative for more information. You may not have both GMIB and GMIB Plus on the same contract, and we may limit the availability of one or the other of the riders in any state. GMIB Plus is identical to GMIB except for these three differences:

(1) For GMIB Plus, any withdrawals you make during a contract year equal to or less than the amount that the guaranteed earnings base has increased during that year will reduce the guaranteed earnings income base dollar for dollar.

(2) The step-up income base is your highest total Contract Value as of any anniversary before the annuitant attains age 85, rather than 80.

(3) The annual charge for GMIB Plus is 0.50% of the guaranteed income base.

(4) Regardless of the annuitant’s age when the rider is issued, the guaranteed earnings rate is reduced to 0% on the earlier of the date that the annuitant attains age 85 or the date that is 24 years from the date that the rider is first issued.

GMIB Plus with Five Year Reset

In those states where permitted, we offered a GMIB Plus with Five Year Reset rider. The GMIB Plus with Five Year Reset was not available for purchase after May 15, 2009. The GMIB Plus with Five Year Reset was not available for purchase after the annuitant was age 79. The GMIB Plus with Five Year Reset rider is identical to GMIB Plus except:

(1) For the GMIB Plus with Five Year Reset you may reset the guaranteed earnings income base on the fifth contract anniversary and the annual charge is 0.50% of the guaranteed income base.

(2) There is a “no lapse” provision allowing annuitization if your Contract Value is reduced to zero before the ten year annuitization waiting period.

With the “no-lapse” provision listed above, if prior to the time you are eligible to annuitize using your guaranteed income base, your Contract Value becomes zero, you can, at your option, annuitize your contract using your then-guaranteed income base at the annuitization rates provided under the GMIB rider for your then-age. However, if during the ten year rider period you withdraw more than amounts eligible for dollar-for-dollar treatment to the guaranteed earnings income base, you will forfeit this protection. That is to say, if during any one contract year you withdraw more than 5.5% of the guaranteed earnings income base (4% if the rider was issued after age 75) the “no lapse” protection is not available from the point of that “excess” withdrawal forward. We may allow you to reinstate the “no lapse” protection if the GMIB rider is reset and your Contract Value at the time of reset is greater than the guaranteed income base.

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GMIB Plus with Annual Reset

In those states where permitted, we offered a GMIB Plus with Annual Reset rider. You could not purchase the GMIB Plus with Annual Reset if the GMIB Plus with Annual Reset (2009), GLWB or Joint GLWB was available. You could purchase GMIB Plus with Annual Reset until the annuitant was age 75. GMIB Plus with Annual Reset rider is identical to GMIB Plus with Five Year Reset rider except that you may reset the guaranteed earnings income base on each contract anniversary and the annual charge is 0.65% of the guaranteed income base.

The effect of the GMIB, GMIB Plus, GMIB Plus with Five Year Reset, and GMIB Plus with Annual Reset riders is to allow you to withdraw an amount equal to the amount by which your guaranteed earnings income base has grown without reducing the guaranteed earnings income base below its amount as of the beginning of the current contract year. The GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset allow those contract owners to access cash values for income immediately, provided no more than 5.5% (or 4% depending on age at the time the rider is issued) is withdrawn yearly, while leaving the guaranteed earnings income base at or above the level it began the contract year at. You could for instance take withdrawals of 5.5% (4% for issue ages 76 or greater) of the contract year’s beginning guaranteed earnings income base year after year and the guaranteed earnings income base would then remain at its original level if you make no other purchase payments or withdrawals. In contrast, the GMIB’s pro rata deduction against the guaranteed earnings income base could adversely impact the contract owners taking income in that the guaranteed amount could be reduced more aggressively than with the GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset riders. In any event, the step-up base is adjusted pro rata for any withdrawals.

Subject to certain limitations, the GMIB Plus with Five Year Reset and the GMIB Plus with Annual Reset riders provide you the option of resetting the guaranteed earnings income base to the then-current Contract Value. The GMIB Plus with Five Year Reset rider allows you to reset every 5th contract anniversary prior to the annuitant’s 75th birthday. The GMIB Plus with Annual Reset rider allows you to reset each and every contract anniversary up to the later of the annuitant’s 75th birthday or the fifth rider anniversary, with a minimum opportunity of 5 annual resets. If the Contract Value at the time of reset is higher than the guaranteed earnings income base, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying the Company within 30 days after the contract anniversary date in writing or other method the Company agrees to. If you elect to reset the guaranteed earnings income base a new ten year annuitization waiting period will begin and you will be required to enter a new rider charge period. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

In any event, resetting may not be elected after the annuitant’s 79th birthday. Because of this, contract owners close to age 75 should consider whether the annual reset option is of benefit to them.

When the optional death benefit ARDBR has also been purchased, resetting the GMIB Plus with Annual Reset also resets the ARDBR earnings base. Resetting the GMIB Plus with Annual Reset is the only way in which the ARDBR can be reset.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider’s 10th anniversary. See “Federal Tax Status” and “Appendix A — IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin receiving GMIB payments until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB riders are appropriate for you.

Optional Guaranteed Principal Access (“GPA”)

In the past we offered a Guaranteed Principal Access (“GPA”) rider in those states where permitted. The GPA rider was not available for purchase after May 1, 2009. With certain restrictions, this rider guarantees:

i. you will be able to withdraw a portion (up to 7% or 8% annually, depending on the rider you choose) of your contract’s beginning guaranteed principal amount for a term of ten years, regardless of the then current cash value of your contract, and

ii. we will add into the contract the excess, if any, of the guaranteed principal amount, adjusted for withdrawals, over the eligible Contract Value, if the eligible Contract Value is positive at the end of the ten year term. The eligible Contract Value is the Contract Value attributable to the beginning principal amount; and

iii. we will allow you to take periodic withdrawals from your contract as described below in a total amount equal to the excess of the guaranteed principal amount, adjusted for withdrawals, over the eligible Contract Value, if the eligible Contract Value is reduced to zero during the ten year term.

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Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as those associated with the GPA, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

The GPA is beneficial to those contract owners who anticipate taking withdrawals over a limited time and who are concerned about possible decreases in Contract Values affecting the amount available for their withdrawal. This rider differs from the Guaranteed Principal Protection (“GPP”) rider because the GPP rider does not contemplate, nor guarantee withdrawals. If you do not anticipate withdrawing money from your rider in the next ten years, you may wish to purchase the GPP rider which guarantees your principal at the end of the ten years and costs less than the GPA rider. Because GPA involves withdrawals, the amount you may annuitize under your contract may be less than you would otherwise have if you had not elected withdrawals.

If you select this rider, at the end of the ten-year rider period, we will credit your contract with the difference between the remaining unused guaranteed principal amount and the remaining eligible Contract Value. If at the end of the rider term the variable Contract Value relating to the guaranteed principal amount exceeds the unused guaranteed principal amount, there will be no additional amounts added to your rider.

You may apply for the GPA rider at the time you apply for the contract. We may, at our sole option, also offer the GPA rider to existing contracts, in which case it may be added on a contract anniversary so long as the annuitant is under age 81 at the time the rider is issued. In addition, the GPA rider is not available in conjunction with the GPP rider or any of the Guaranteed Minimum Income Benefit (“GMIB”) riders we may offer. You may also have a portion of your Contract Values in a fixed accumulation account or a dollar-cost averaging account that transfers to a model, that we may offer while this rider is in force. Effective March 3, 2017, in order to have GPA rider, you must remain invested in a static model or the Fixed Accumulation Account, if available, to keep your rider.

The annual charge for the rider is deducted on each contract anniversary and is .40% of your average annual Contract Value for the 7% GPA rider and .50% of your eligible average annual Contract Value for the 8% GPA rider.

The annual amount you may withdraw is a percentage (7% or 8%) of the beginning guaranteed principal amount. The beginning guaranteed principal amount is defined as your initial purchase payment, plus any additional purchase payments received within the first six months after the contract is issued. If the rider is added after issue, the beginning guaranteed principal amount is the then-current Contract Value.

It is not necessary that you withdraw from the guaranteed amount from your contract each year. However, the amount available for withdrawal is not cumulative from year to year. For example, if you only withdraw 5% of an eligible 7%, the amount available the next year is still 7%. The amount you elect not to withdraw in a year remains guaranteed and will be included in the amount to be added to the contract, if any, at the end of the ten year withdrawal period.

You may also withdraw more than the annual guaranteed withdrawal amount in a given year. However, the excess withdrawal amount will function to reduce the amount guaranteed for withdrawal in later years of the rider. The amount eligible for withdrawal during the remainder of the rider period following an excess withdrawal is the lesser of the Contract Value immediately following the excess withdrawal or the guaranteed principal amount less the amount withdrawn. The amount you may withdraw on a guaranteed basis will be less than the amount you were able to withdraw and on the next contract anniversary, you will begin a new 10-year term and your guaranteed annual withdrawal amount will be recalculated. As a result, if you take an excess withdrawal when your total Contract Value is less than your beginning guaranteed principal amount, you will forfeit a portion of the prior beginning guaranteed principal amount. In addition, if you take an excess withdrawal and as a result your Contract Value related to the beginning guaranteed principal amount is zero, you will have no benefit under the GPA rider. Also, an excess withdrawal may impact the amount you will receive under a scheduled payment or withdrawal plan because the guaranteed withdrawal amount eligible for withdrawal in future years is decreased.

If you terminate the rider, either by notifying us before the next contract anniversary date or by not allocating your Contract Value in accordance with the investment restrictions of the rider, a full annual rider charge will be assessed without being prorated to the date of termination.

After the rider has been in effect for at least 5 years, we offer you the opportunity to reset the GPA rider. You may reset the rider on a subsequent contract anniversary so long as the annuitant has not reached age 81. Upon resetting the rider, you will be eligible to annually withdraw 7% or 8% of the then-current total Contract Value each of the next 10 years. The charge for a rider upon reset may be higher than the initial charge for the rider based on rates applicable to new contracts. You may reset the rider more than once, but you must wait 5 years between resets.

If, during the course of the rider, your eligible Contract Value decreases to zero and you are still eligible for guaranteed withdrawals, we will pay the remaining guaranteed principal amount in a series of preauthorized withdrawals, for which we

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may limit the amount or frequency. In other words, the remaining guaranteed principal amounts are paid to you through a single premium immediate fixed annuity. You may elect any payout option you wish, except that the annual payouts may not exceed the guaranteed principal withdrawal amount you would have otherwise been entitled to receive. As such, your annual payments will continue beyond the end of the ten year term until your remaining guaranteed principal amount is paid out in full. We will not pay interest on the amounts to be paid to you under these circumstances. Additionally, if your entire Contract Value decreases to zero, we will not accept any additional purchase payments under the contract and the contract will cease to provide any death benefit.

The rider will continue only upon the death of the owner and the transfer of the contract through the spousal continuation provision of your contract. Upon a spousal transfer, the new owner has all the rights of the original owner, including the right to reset the rider and renew the rider at the end of the 10-year term. Unless there is a spousal continuation, this rider terminates upon the death of the owner.

Optional Guaranteed Principal Protection (“GPP”)

In those states where permitted, we may offer the GPP rider when you apply for the contract. We may, at our sole option, also offer the GPP rider to existing contracts, in which case it may be added on a contract anniversary, if the annuitant is then under age 80. GPP is not available when your contract includes the optional GPA rider.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible Contract Value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total Contract Value to increase it to the “guaranteed principal amount” if the eligible Contract Value at the end of the 10-year term is less than the guaranteed principal amount. The guaranteed principal amount is the Contract Value:

(a) as of the first day of the rider’s term or

(b) the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c) reduced pro rata for any withdrawals you made.

Contract Value attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed principal amount and do not count as part of your eligible Contract Value at the end of the term for purposes of determining the benefit amount.

Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as those associated with the GPP, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

In those states where permitted, for riders applied for on or after May 15, 2009, the charge for the GPP rider is made on each contract anniversary at the rate of 0.55% of the average of your guaranteed principal amount at the beginning and the end of each contract year. (The charge for other riders is 0.20%.) This charge will discontinue if the GPP rider is terminated. However, if the GPP is terminated because you stop using a model, a full annual rider charge will be assessed without being prorated to the date of termination.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed principal amount under the new GPP 10-year term will be your total Contract Value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider’s guaranteed principal amount at the current Contract Value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term. If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

We currently offer the GPP (2012) rider. GPP (2012) is identical to the GPP except for the investment restrictions and the charge. Once the GPP (2012) is available, you may not purchase the GPP. Neither the GPP (2012) nor the GPP is available when your contract includes the GPA or any GLWB rider.

Effective March 3, 2017, in order to have the GPP (2012) rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” If you purchased the GPP (2012) rider prior to March 3, 2017, these revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts

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in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GPP (2012) rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

If you choose the GPP (2012) rider, there is an annual charge of 0.65% of the average of your guaranteed principal amount at the beginning and the end of each contract year. We may increase the charge for the GPP (2012) on any contract anniversary that you reset the rider. That means if you never reset your GPP (2012), we will not increase your charge. The new charge will be no higher than the then current charge for new issues of this rider or if we are not issuing this rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 1.30% of the average of your guaranteed principal amount at the beginning and the end of each contract year.

Summary of Optional Living Benefit Riders.

The following is a summary of the currently available optional living benefit riders. For complete details on the riders, see the individual descriptions above.

Optional Rider	Features	Who may want to consider the Rider	Charge
GPP (2012) rider

• Guarantees return of principal without annuitization on the 10th rider anniversary if you take no withdrawals.

• If, at the end of the rider’s ten-year term, the eligible Contract Value is less than the guaranteed principal amount, the difference will be added to the contract.

• The guaranteed principal amount is adjusted pro-rata for any withdrawals.

• Investment restrictions (fewer investment options available).

• Cannot purchase once the annuitant is 80.

		Those who are afraid of market risk and want to invest without fear of losing their original principal.	1.30% (maximum) 0.65% (current)
GLWB Preferred I.S.

• Provides guaranteed withdrawals in each contract year beginning when the annuitant is 59½ for the lifetime of the annuitant.

• Excess withdrawals reduce the GLWB base by the greater of a pro-rata reduction or the dollar amount of the withdrawal.

• GLWB base steps-up to current Contract Value each contract anniversary, if higher.

• 7% annual credit to the GLWB base for each of the first fifteen years if you take no withdrawals.

• Withdrawal percentages guaranteed not to decrease until the later of the 15th rider anniversary or the date the Contract Value is reduced to zero, other than by an excess withdrawal.

• Lifetime annuity amount determined by formula utilizing an average 10-year U.S. Treasury Rate.

• Investment restrictions (fewer available investment options).

• Cannot purchase before the annuitant is 50 or once the annuitant is 86.

		Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) 1.00% (current)

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Joint GLWB Preferred I.S.

• Like the GLWB Preferred I.S. except that it provides guaranteed withdrawals in a contract year beginning when the youngest spouse is 59½ for the lifetime of the annuitant and the surviving spouse.

• Available to two people who are legally married at the time the rider is issued.

• Spousal continuation provides for a higher potential GLWB base upon the death of the first spouse.

• Investment restrictions (fewer available investment options).

• Cannot purchase if either spouse is younger than 50 or once either spouse is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.50% (maximum) 1.30% (current)
GLWB Plus

• Provides a guaranteed level of withdrawals in each contract year beginning when the annuitant is 59½ for the lifetime of the annuitant.

• Excess withdrawals reduce the GLWB base by the greater of a pro-rata reduction or the dollar amount of the withdrawal.

• GLWB base steps-up to current Contract Value each contract anniversary, if higher.

• 6% annual credit to the GLWB base for each of the first ten years if you take no withdrawals.

• Investment restrictions (fewer available investment options).

• Cannot purchase once the annuitant is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) 1.05% (current)
Joint GLWB Plus

• Like the GLWB Plus except that it provides a guaranteed level of withdrawals in a contract year beginning when the youngest spouse is 59½ for the lifetime of the annuitant and the surviving spouse.

• Available to two people who are legally married at the time the rider is issued.

• Spousal continuation provides for a higher potential GLWB base upon the death of the first spouse.

• Investment restrictions (fewer available investment options).

• Cannot purchase once either spouse is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.40% (maximum) 1.35% (current)

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Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

• the annuitant,

• a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

• the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

• as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAN.

Contract Owner Inquiries

Direct any questions to National Security, Variable Annuity Administration, P.O. Box 5378, Cincinnati, Ohio 45201-5378; telephone 877.446.6020 (8:30 a.m. to 4:30 p.m., Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

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Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAN are a part of, and are taxed with, our operations, VAN is not separately taxed as a “regulated investment company” under Subchapter M of the Code. The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAN or upon capital gains realized by VAN on redemption of Fund shares.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred for natural persons. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

Under tax regulations, all contracts issued in the same calendar year to the same owner should be treated as one contract for tax reporting purposes, so that cost basis and gain will be aggregated for the purpose of determining the taxable portion of any withdrawal.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

• received on or after the taxpayer reaches age 59 ½;

• made to a beneficiary on or after the death of the annuitant;

•  attributable to the taxpayer’s becoming disabled;

• made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•  from a contract that is a qualified funding asset for purposes of a structured settlement;

•  made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

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• incident to divorce;

• a qualified reservist distribution; or

• a distribution from an IRA for a first home purchase;

• taken from an IRA for higher education expenses; or

• taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

• attains age 59 ½,

• separates from the employer’s service,

• dies,

• becomes disabled as defined in the Code, or

• incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments (unless characterized as Roth contributions) to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 ½, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 ½. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code.

Form 6724-NSLAC	72

Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

Form 6724-NSLAC	73

Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract for a full refund within 7 days after you receive it (or a longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current Contract Value if you exercise your free look. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our administrative office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $63,000 in 2018, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $63,000 and $73,000. For married couples filing jointly, the applicable dollar limitation is $101,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $101,000-$121,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $73,000 for individuals and $121,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,500 in 2018 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2018. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,500 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, the employee’s salary is reduced by the amount of the contribution and those funds are not treated as current taxable income. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPs may no longer be established. Elective deferrals under a SARSEP are subject to an inflation-adjusted limit which is $18,500 for 2018.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $55,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the

Form 6724-NSLAC	74

deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $11,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $11,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may withdraw any portion of the value of your IRA (or SEPP-IRA) and move it to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. Note – you are limited to one rollover per year regardless of how many IRA contracts you own. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution. Transfers of funds directly from one IRA to another IRA, if done properly, is not a rollover and is not subject to the once per year limitation.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 ½ or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

Form 6724-NSLAC	75

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 ½ or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 ½ or are disabled.

Distribution at Retirement

Once you have attained age 59 ½ (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 ½ or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments are calculated by dividing your account balance by the distribution period shown on the Uniform Lifetime Table published by the Internal Revenue Service. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, applied to purchase an immediate annuity for the beneficiary or applied to purchase a beneficiary IRA which will pay out over the beneficiary’s life expectancy. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” In 2018, contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $199,000 for married individuals filing jointly and less than $135,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $189,000 and $199,000 for married and between $120,000 and $135,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 ½; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified

Form 6724-NSLAC	76

distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 ½. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $12,500 in 2018. Employees age 50 and older may contribute an additional $3,000 in 2018. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form 6724-NSLAC	77

Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution	Year	$1,000 Annual Contribution	$1,000 One Time Contribution
1	$1,020.00	$1,020.00	36	$53,034.25	$2,039.87
2	$2,060.40	$1,040.40	37	$55,114.94	$2,080.67
3	$3,121.61	$1,061.21	38	$57,237.24	$2,122.28
4	$4,204.04	$1,082.43	39	$59,401.98	$2,164.73
5	$5,308.12	$1,104.08	40	$61,610.02	$2,208.02
6	$6,434.28	$1,126.16	41	$63,862.22	$2,252.18
7	$7,582.97	$1,148.68	42	$66,159.47	$2,297.22
8	$8,754.63	$1,171.65	43	$68,502.66	$2,343.16
9	$9,949.72	$1,195.08	44	$70,892.71	$2,390.02
10	$11,168.71	$1,218.98	45	$73,330.56	$2,437.82
11	$12,412.09	$1,243.36	46	$75,817.18	$2,486.58
12	$13,680.33	$1,268.23	47	$78,353.52	$2,536.31
13	$14,973.94	$1,293.59	48	$80,940.59	$2,587.04
14	$16,293.42	$1,319.46	49	$83,579.40	$2,638.78
15	$17,639.28	$1,345.85	50	$86,270.99	$2,691.56
16	$19,012.07	$1,372.77	51	$89,016.41	$2,745.39
17	$20,412.31	$1,400.23	52	$91,816.74	$2,800.30
18	$21,840.56	$1,428.23	53	$94,673.07	$2,856.31
19	$23,297.37	$1,456.79	54	$97,586.53	$2,913.44
20	$24,783.32	$1,485.93	55	$100,558.26	$2,971.71
21	$26,298.98	$1,515.65	56	$103,589.43	$3,031.14
22	$27,844.96	$1,545.96	57	$106,681.22	$3,091.76
23	$29,421.86	$1,576.88	58	$109,834.84	$3,153.60
24	$31,030.30	$1,608.42	59	$113,051.54	$3,216.67
25	$32,670.91	$1,640.59	60	$116,332.57	$3,281.00
26	$34,344.32	$1,673.40	61	$119,679.22	$3,346.62
27	$36,051.21	$1,706.87	62	$123,092.81	$3,413.55
28	$37,792.23	$1,741.01	63	$126,574.66	$3,481.82
29	$39,568.08	$1,775.83	64	$130,126.16	$3,551.46
30	$41,379.44	$1,811.35	65	$133,748.68	$3,622.49
31	$43,227.03	$1,847.58	66	$137,443.65	$3,694.94
32	$45,111.57	$1,884.53	67	$141,212.53	$3,768.84
33	$47,033.80	$1,922.22	68	$145,056.78	$3,844.22
34	$48,994.48	$1,960.66	69	$148,977.91	$3,921.10
35	$50,994.37	$1,999.87	70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 3 years after amounts are deposited into the policy as follows: Year 1- 6%, Year 2- 6%, Year 3- 5%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form 6724-NSLAC	78

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.
ON Equity Portfolio	2008	$11.60	$5.17	12,077
	2009	$5.17	$7.09	10,138
	2010	$7.09	$7.55	10,038
	2011	$7.55	$7.19	9,563
	2012	$7.19	$8.21	8,599
	2013	$8.21	$11.14	6,962
	2014	$11.14	$12.54	26,210
	2015	$12.54	$11.91	34,200
	2016	$11.91	$13.23	45,711
	2017	$13.23	$14.97	37,642

ON Bond Portfolio	2008	$14.39	$12.56	4,389
	2009	$12.56	$14.98	5,784
	2010	$14.98	$15.93	6,275
	2011	$15.93	$16.71	5,466
	2012	$16.71	$17.68	6,098
	2013	$17.68	$17.10	6,669
	2014	$17.10	$17.85	6,084
	2015	$17.85	$17.25	4,728
	2016	$17.25	$18.35	4,384
	2017	$18.35	$19.22	4,482

ON Omni Portfolio	2008	$9.45	$6.39	0
	2009	$6.39	$8.39	2,560
	2010	$8.39	$9.37	2,571
	2011	$9.37	$8.86	2,541
	2012	$8.86	$9.79	2,526
	2013	$9.79	$12.60	2,509
	2014	$12.60	$13.93	2,444
	2015	$13.93	$14.03	1,487
	2016	$14.03	$15.25	1,420
	2017	$15.25	$18.21	1,395

ON S&P 500® Index Portfolio	2008	$13.35	$8.25	0
	2009	$8.25	$10.24	28,445
	2010	$10.24	$11.56	29,981

Form 6724-NSLAC	79

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$11.56	$11.60	38,021
	2012	$11.60	$13.20	36,600
	2013	$13.20	$17.15	13,649
	2014	$17.15	$19.13	17,511
	2015	$19.13	$19.04	19,641
	2016	$19.04	$20.93	40,281
	2017	$20.93	$25.06	29,425

ON International Equity Portfolio	2008	$12.84	$6.83	29,542
	2009	$6.83	$9.31	26,524
	2010	$9.31	$10.72	24,959
	2011	$10.72	$8.94	25,404
	2012	$8.94	$10.60	23,046
	2013	$10.60	$11.68	33,992
	2014	$11.68	$10.43	33,269
	2015	$10.43	$10.24	32,554
	2016	$10.24	$9.61	13,787
	2017	$9.61	$12.02	13,077

ON Foreign Portfolio	2008	$20.16	$9.68	140
	2009	$9.68	$13.94	2,603
	2010	$13.94	$16.47	2,537
	2011	$16.47	$13.39	2,772
	2012	$13.39	$16.21	2,565
	2013	$16.21	$20.41	2,465
	2014	$20.41	$18.35	2,573
	2015	$18.35	$19.81	2,335
	2016	$19.81	$18.07	2,537
	2017	$18.07	$21.35	2,454

ON Capital Appreciation Portfolio	2008	$20.03	$12.05	7,637
	2009	$12.05	$16.97	5,810
	2010	$16.97	$19.58	5,575
	2011	$19.58	$18.99	5,123
	2012	$18.99	$22.02	4,351
	2013	$22.02	$29.21	3,694
	2014	$29.21	$31.27	11,272
	2015	$31.27	$30.20	13,356
	2016	$30.20	$34.15	2,884
	2017	$34.15	$39.01	2,658

ON Janus Henderson Forty Portfolio	2008	$7.51	$4.17	0
	2009	$4.17	$5.87	0
	2010	$5.87	$6.36	0
	2011	$6.36	$5.95	2,350
	2012	$5.95	$7.20	976
	2013	$7.20	$9.34	7,037

Form 6724-NSLAC	80

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2014	$9.34	$10.09	9,194
	2015	$10.09	$10.97	9,194
	2016	$10.97	$11.19	0
	2017	$11.19	$14.09	40

ON Janus Henderson Enterprise Portfolio	2008	$18.65	$8.96	6,360
	2009	$8.96	$12.42	4,372
	2010	$12.42	$14.65	4,504
	2011	$14.65	$13.97	4,203
	2012	$13.97	$16.49	3,854
	2013	$16.49	$21.54	3,562
	2014	$21.54	$23.68	2,444
	2015	$23.68	$22.18	2,142
	2016	$22.18	$22.21	2,002
	2017	$22.21	$27.84	1,980

ON ClearBridge Small Cap Portfolio	2008	$23.30	$14.62	0
	2009	$14.62	$19.51	753
	2010	$19.51	$26.25	678
	2011	$26.25	$25.25	620
	2012	$25.25	$28.34	623
	2013	$28.34	$36.41	4,062
	2014	$36.41	$36.78	5,198
	2015	$36.78	$35.38	7,387
	2016	$35.38	$44.67	5,919
	2017	$44.67	$49.43	4,817

ON Federated High Income Bond Portfolio	2008	$14.31	$10.54	2,921
	2009	$10.54	$15.51	7,693
	2010	$15.51	$17.45	12,654
	2011	$17.45	$18.13	13,461
	2012	$18.13	$20.44	13,816
	2013	$20.44	$21.59	14,261
	2014	$21.59	$21.88	10,809
	2015	$21.88	$20.92	15,113
	2016	$20.92	$23.60	16,429
	2017	$23.60	$24.90	15,208

ON Federated Strategic Value Dividend Portfolio	2008	$11.41	$8.07	0
	2009	$8.07	$8.88	0
	2010	$8.88	$9.80	0
	2011	$9.80	$11.02	0
	2012	$11.02	$11.66	17,757
	2013	$11.66	$13.91	22,613
	2014	$13.91	$15.42	17,054
	2015	$15.42	$15.85	20,107

Form 6724-NSLAC	81

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2016	$15.85	$17.34	31,011
	2017	$17.34	$19.60	26,940

ON Janus Henderson Venture Portfolio	2008	$7.46	$3.85	0
	2009	$3.85	$5.72	0
	2010	$5.72	$7.34	0
	2011	$7.34	$7.43	0
	2012	$7.43	$8.65	836
	2013	$8.65	$12.39	0
	2014	$12.39	$13.52	6,688
	2015	$13.52	$13.31	15,876
	2016	$13.31	$13.96	13,203
	2017	$13.96	$17.07	10,206

ON Nasdaq-100® Index Portfolio	2008	$4.82	$2.76	9,596
	2009	$2.76	$4.18	12,257
	2010	$4.18	$4.92	11,752
	2011	$4.92	$5.01	10,473
	2012	$5.01	$5.82	9,821
	2013	$5.82	$7.80	12,636
	2014	$7.80	$9.14	11,178
	2015	$9.14	$9.84	7,099
	2016	$9.84	$10.35	6,079
	2017	$10.35	$13.52	5,888

ON Bristol Portfolio	2008	$14.76	$8.66	9,131
	2009	$8.66	$11.59	10,586
	2010	$11.59	$12.93	11,308
	2011	$12.93	$11.84	15,438
	2012	$11.84	$13.22	15,944
	2013	$13.22	$18.41	12,892
	2014	$18.41	$20.67	11,012
	2015	$20.67	$21.22	11,059
	2016	$21.22	$23.39	9,286
	2017	$23.39	$29.02	7,431

ON Bryton Growth Portfolio	2008	$12.40	$7.40	5,369
	2009	$7.40	$9.90	7,560
	2010	$9.90	$12.11	8,549
	2011	$12.11	$10.83	13,803
	2012	$10.83	$11.89	13,772
	2013	$11.89	$16.50	11,359
	2014	$16.50	$17.28	10,030
	2015	$17.28	$16.32	11,159
	2016	$16.32	$16.82	7,328
	2017	$16.82	$20.17	5,996

Form 6724-NSLAC	82

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
ON ICON Balanced Portfolio	2008	$14.15	$10.20	0
	2009	$10.20	$12.56	0
	2010	$12.56	$13.35	0
	2011	$13.35	$13.47	0
	2012	$13.47	$15.05	3,615
	2013	$15.05	$17.11	25,126
	2014	$17.11	$17.88	66,594
	2015	$17.88	$17.90	69,158
	2016	$17.90	$18.46	115,240
	2017	$18.46	$20.19	103,512

ON S&P MidCap 400® Index Portfolio	2008	$11.96	$6.68	5,389
	2009	$6.68	$7.56	5,557
	2010	$7.56	$8.91	5,267
	2011	$8.91	$8.66	4,528
	2012	$8.66	$9.85	4,073
	2013	$9.85	$13.28	3,583
	2014	$13.28	$14.07	3,171
	2015	$14.07	$13.42	2,859
	2016	$13.42	$14.49	2,631
	2017	$14.49	$16.51	2,477

ON Bristol Growth Portfolio	2008	$10.24	$6.00	0
	2009	$6.00	$8.42	2,637
	2010	$8.42	$9.37	8,202
	2011	$9.37	$9.08	11,823
	2012	$9.08	$9.95	12,723
	2013	$9.95	$13.60	10,743
	2014	$13.60	$15.03	10,117
	2015	$15.03	$15.67	9,679
	2016	$15.67	$16.65	11,777
	2017	$16.65	$21.30	9,661

ON Risk Managed Balanced Portfolio	2014	$10.00	$10.73	729
	2015	$10.73	$10.44	70,580
	2016	$10.44	$10.68	74,423
	2017	$10.68	$12.40	66,745

ON Conservative Model Portfolio	2017	$10.00	$10.41	0

ON Moderately Conservative Model Portfolio	2017	$10.00	$10.57	0

ON Balanced Model Portfolio	2017	$10.00	$10.69	0

ON Moderate Growth Model Portfolio	2017	$10.00	$10.92	0

ON Growth Model Portfolio	2017	$10.00	$11.02	0

Form 6724-NSLAC	83

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Growth & Income Portfolio	2016	$17.65	$19.21	0
	2017	$19.21	$22.47	0

AB VPS Small Cap Growth Portfolio	2016	$24.02	$26.58	0
	2017	$26.58	$35.07	130

AB VPS Dynamic Asset Allocation Portfolio	2011	$10.00	$9.71	0
	2012	$9.71	$10.34	3,062
	2013	$10.34	$11.41	27,943
	2014	$11.41	$11.73	56,599
	2015	$11.73	$11.42	60,938
	2016	$11.42	$11.64	62,821
	2017	$11.64	$13.12	64,707

AB VPS Global Risk Allocation-Moderate Portfolio	2015	$10.00	$9.85	0
	2016	$9.85	$10.12	37,711
	2017	$10.12	$11.13	42,005

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund	2008	$12.13	$6.16	13,091
	2009	$6.16	$8.29	21,497
	2010	$8.29	$8.99	5,540
	2011	$8.99	$8.24	5,567
	2012	$8.24	$9.37	5,572
	2013	$9.37	$10.97	5,594
	2014	$10.97	$10.83	549
	2015	$10.83	$10.40	4,583
	2016	$10.40	$10.19	4,686
	2017	$10.19	$12.33	4,453

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.84	60,475
	2013	$10.84	$10.84	58,444
	2014	$10.84	$11.30	41,878
	2015	$11.30	$10.65	54,024
	2016	$10.65	$11.72	111,870
	2017	$11.72	$12.69	127,345

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2008	$14.98	$10.38	0
	2009	$10.38	$12.52	1,020
	2010	$12.52	$14.20	1,062
	2011	$14.20	$15.23	972

Form 6724-NSLAC	84

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2012	$15.23	$16.54	920
	2013	$16.54	$19.71	963
	2014	$19.71	$20.96	895
	2015	$20.96	$20.11	871
	2016	$20.11	$21.34	934
	2017	$21.34	$26.73	835

Federated Insurance Series
Federated Kaufmann Fund II (Service Shares)	2008	$10.00	$6.27	0
	2009	$6.27	$7.98	1,110
	2010	$7.98	$9.27	4,910
	2011	$9.27	$7.91	7,036
	2012	$7.91	$9.13	9,082
	2013	$9.13	$12.57	8,300
	2014	$12.57	$13.57	7,733
	2015	$13.57	$14.20	5,664
	2016	$14.20	$14.49	5,377
	2017	$14.49	$18.28	4,955

Federated Managed Volatility Fund II (Primary Shares)	2012	$10.00	$11.11	5,343
	2013	$11.11	$13.34	51,342
	2014	$13.34	$13.67	115,465
	2015	$13.67	$12.47	151,860
	2016	$12.47	$13.24	126,259
	2017	$13.24	$15.42	113,729

Federated Managed Tail Risk Fund II (Service Shares)	2013	$10.00	$10.16	0
	2014	$10.16	$9.89	17,592
	2015	$9.89	$9.11	35,045
	2016	$9.11	$8.60	36,608
	2017	$8.60	$9.38	37,071

Federated Managed Tail Risk Fund II (Primary Shares)	2015	$10.00	$9.87	0
	2016	$9.87	$9.34	1,368
	2017	$9.34	$10.22	1,389

Fidelity® Variable Insurance Products (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2008	$14.91	$8.42	24,952
	2009	$8.42	$11.25	30,833
	2010	$11.25	$12.98	34,099
	2011	$12.98	$12.44	33,102
	2012	$12.44	$14.25	32,431
	2013	$14.25	$18.40	37,652
	2014	$18.40	$20.26	37,845

Form 6724-NSLAC	85

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$20.26	$20.07	36,195
	2016	$20.07	$21.32	26,516
	2017	$21.32	$25.56	24,974

Fidelity® VIP Mid Cap Portfolio	2008	$23.15	$13.78	6,741
	2009	$13.78	$19.00	6,074
	2010	$19.00	$24.09	5,554
	2011	$24.09	$21.18	11,526
	2012	$21.18	$23.93	13,935
	2013	$23.93	$32.06	12,286
	2014	$32.06	$33.52	10,249
	2015	$33.52	$32.52	9,725
	2016	$32.52	$35.90	9,958
	2017	$35.90	$42.67	8,357

Fidelity® VIP Growth Portfolio	2008	$8.55	$4.44	0
	2009	$4.44	$5.60	0
	2010	$5.60	$6.85	0
	2011	$6.85	$6.75	2,054
	2012	$6.75	$7.61	0
	2013	$7.61	$10.21	0
	2014	$10.21	$11.18	0
	2015	$11.18	$11.79	2,763
	2016	$11.79	$11.69	2,675
	2017	$11.69	$15.54	2,929

Fidelity® VIP Equity-Income Portfolio	2008	$14.58	$8.22	10,368
	2009	$8.22	$10.53	9,638
	2010	$10.53	$11.94	8,568
	2011	$11.94	$11.85	8,103
	2012	$11.85	$13.68	9,574
	2013	$13.68	$17.24	8,339
	2014	$17.24	$18.45	7,846
	2015	$18.45	$17.42	7,438
	2016	$17.42	$20.22	6,475
	2017	$20.22	$22.47	6,146

Fidelity® VIP Real Estate Portfolio	2008	$10.00	$5.28	0
	2009	$5.28	$7.16	185
	2010	$7.16	$9.19	6,756
	2011	$9.19	$9.77	10,162
	2012	$9.77	$11.39	9,938
	2013	$11.39	$11.42	21,130
	2014	$11.42	$14.61	22,552
	2015	$14.61	$14.91	22,064
	2016	$14.91	$15.51	10,053
	2017	$15.51	$15.88	9,781

Form 6724-NSLAC	86

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.34	34,265
	2014	$11.34	$11.83	58,392
	2015	$11.83	$11.51	87,527
	2016	$11.51	$11.92	72,497
	2017	$11.92	$13.67	73,410

Fidelity® Variable Insurance Products (Service Class)
Fidelity® VIP Government Money Market Portfolio	2016	$11.13	$11.01	2,370
	2017	$11.01	$10.92	2,595

Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income VIP Fund	2008	$12.37	$8.58	15,443
	2009	$8.58	$11.47	12,861
	2010	$11.47	$12.75	12,049
	2011	$12.75	$12.87	11,289
	2012	$12.87	$14.30	10,266
	2013	$14.30	$16.07	10,373
	2014	$16.07	$16.58	9,926
	2015	$16.58	$15.19	7,196
	2016	$15.19	$17.09	6,445
	2017	$17.09	$18.48	6,234

Franklin Flex Cap Growth VIP Fund	2008	$13.03	$8.31	3,556
	2009	$8.31	$10.90	2,801
	2010	$10.90	$12.49	2,340
	2011	$12.49	$11.72	1,750
	2012	$11.72	$12.63	1,316
	2013	$12.63	$17.13	1,235
	2014	$17.13	$17.92	0
	2015	$17.92	$18.44	0
	2016	$18.44	$17.66	0
	2017	$17.66	$22.11	0

Templeton Foreign VIP Fund	2008	$15.25	$8.96	2,083
	2009	$8.96	$12.12	1,681
	2010	$12.12	$12.95	4,036
	2011	$12.95	$11.42	3,671
	2012	$11.42	$13.31	3,922
	2013	$13.31	$16.14	3,770
	2014	$16.14	$14.15	3,599
	2015	$14.15	$13.04	3,709
	2016	$13.04	$13.79	3,608
	2017	$13.79	$15.87	3,242

Form 6724-NSLAC	87

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Income VIP Fund	2008	$10.00	$6.90	0
	2009	$6.90	$9.22	5,071
	2010	$9.22	$10.23	5,995
	2011	$10.23	$10.32	6,664
	2012	$10.32	$11.45	6,400
	2013	$11.45	$12.86	6,524
	2014	$12.86	$13.26	6,519
	2015	$13.26	$12.14	7,907
	2016	$12.14	$13.63	7,311
	2017	$13.63	$14.73	7,126

Franklin Flex Cap Growth VIP Fund	2008	$10.00	$6.65	13,453
	2009	$6.65	$8.71	26,779
	2010	$8.71	$9.97	24,936
	2011	$9.97	$9.35	34,466
	2012	$9.35	$10.07	29,330
	2013	$10.07	$13.63	34,886
	2014	$13.63	$14.25	12,594
	2015	$14.25	$14.66	12,594
	2016	$14.66	$14.02	0
	2017	$14.02	$17.54	128

Templeton Foreign VIP Fund	2008	$10.00	$6.19	0
	2009	$6.19	$8.36	15,145
	2010	$8.36	$8.93	37,867
	2011	$8.93	$7.86	56,381
	2012	$7.86	$9.16	60,689
	2013	$9.16	$11.10	61,069
	2014	$11.10	$9.72	70,724
	2015	$9.72	$8.95	66,467
	2016	$8.95	$9.45	74,985
	2017	$9.45	$10.87	62,175

Franklin Founding Funds Allocation VIP Fund	2008	$10.00	$6.60	0
	2009	$6.60	$8.47	5,242
	2010	$8.47	$9.21	5,158
	2011	$9.21	$8.93	5,216
	2012	$8.93	$10.14	5,097
	2013	$10.14	$12.37	4,703
	2014	$12.37	$12.53	4,654
	2015	$12.53	$11.59	4,716
	2016	$11.59	$12.91	4,532
	2017	$12.91	$14.23	4,397

Franklin Templeton Variable Insurance

Form 6724-NSLAC	88

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Products Trust (Class 5)
Franklin VolSmart Allocation VIP Fund	2015	$10.00	$9.87	0
	2016	$9.87	$10.18	39,529
	2017	$10.18	$11.61	61,017

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	2008	$12.05	$7.78	28,326
	2009	$7.78	$9.08	29,738
	2010	$9.08	$9.95	31,258
	2011	$9.95	$9.13	29,996
	2012	$9.13	$10.72	24,544
	2013	$10.72	$14.09	20,819
	2014	$14.09	$15.69	16,548
	2015	$15.69	$14.79	11,303
	2016	$14.79	$16.27	7,577
	2017	$16.27	$17.63	7,225

Goldman Sachs U.S. Equity Insights Fund	2008	$12.22	$7.59	6,535
	2009	$7.59	$9.07	5,835
	2010	$9.07	$10.10	5,792
	2011	$10.10	$10.36	5,018
	2012	$10.36	$11.69	4,401
	2013	$11.69	$15.86	3,657
	2014	$15.86	$18.20	1,934
	2015	$18.20	$17.91	1,838
	2016	$17.91	$19.56	1,073
	2017	$19.56	$23.94	972

Goldman Sachs Strategic Growth Fund	2008	$12.42	$7.13	0
	2009	$7.13	$10.39	0
	2010	$10.39	$11.35	0
	2011	$11.35	$10.90	0
	2012	$10.90	$12.89	0
	2013	$12.89	$16.83	7,668
	2014	$16.83	$18.86	7,647
	2015	$18.86	$19.24	7,451
	2016	$19.24	$19.35	7,654
	2017	$19.35	$24.93	7,141

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	2008	$10.00	$6.55	12,259
	2009	$6.55	$7.62	35,928
	2010	$7.62	$8.33	48,074
	2011	$8.33	$7.62	84,297
	2012	$7.62	$8.92	56,253

Form 6724-NSLAC	89

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$8.92	$11.70	55,282
	2014	$11.70	$12.99	41,807
	2015	$12.99	$12.23	45,768
	2016	$12.23	$13.42	24,186
	2017	$13.42	$14.50	20,357

Goldman Sachs U.S. Equity Insights Fund	2008	$10.00	$6.55	0
	2009	$6.55	$7.81	2,037
	2010	$7.81	$8.67	1,973
	2011	$8.67	$8.88	160
	2012	$8.88	$10.00	155
	2013	$10.00	$13.53	9,714
	2014	$13.53	$15.50	12,697
	2015	$15.50	$15.22	17,022
	2016	$15.22	$16.59	4,283
	2017	$16.59	$20.25	4,323

Goldman Sachs Strategic Growth Fund	2008	$10.00	$5.91	0
	2009	$5.91	$8.60	4,341
	2010	$8.60	$9.37	4,255
	2011	$9.37	$8.98	4,118
	2012	$8.98	$10.59	6,485
	2013	$10.59	$13.79	2,493
	2014	$13.79	$15.42	2,426
	2015	$15.42	$15.69	2,520
	2016	$15.69	$15.73	2,464
	2017	$15.73	$20.22	2,410

Goldman Sachs Global Trends Allocation Fund	2012	$10.00	$10.22	2,702
	2013	$10.22	$11.44	42,323
	2014	$11.44	$11.73	66,737
	2015	$11.73	$10.90	94,464
	2016	$10.90	$11.21	55,248
	2017	$11.21	$12.51	51,916

Ivy Variable Insurance Portfolios (Class II)
Ivy VIP Asset Strategy	2008	$10.00	$9.10	0
	2009	$9.10	$11.23	8,425
	2010	$11.23	$12.03	13,720
	2011	$12.03	$11.01	15,300
	2012	$11.01	$12.94	14,900
	2013	$12.94	$15.97	14,358
	2014	$15.97	$14.92	14,829
	2015	$14.92	$13.49	15,594
	2016	$13.49	$12.96	14,255
	2017	$12.96	$15.12	13,964

Form 6724-NSLAC	90

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Ivy VIP Natural Resources	2008	$10.00	$6.04	0
	2009	$6.04	$10.35	5,209
	2010	$10.35	$11.95	5,886
	2011	$11.95	$9.26	4,031
	2012	$9.26	$9.30	4,038
	2013	$9.30	$9.89	4,017
	2014	$9.89	$8.48	4,039
	2015	$8.48	$6.49	4,913
	2016	$6.49	$7.92	7,914
	2017	$7.92	$8.05	7,944

Ivy VIP Science and Technology	2008	$10.00	$8.22	0
	2009	$8.22	$11.66	0
	2010	$11.66	$12.96	195
	2011	$12.96	$12.05	960
	2012	$12.05	$15.19	324
	2013	$15.19	$23.42	214
	2014	$23.42	$23.77	190
	2015	$23.77	$22.77	366
	2016	$22.77	$22.80	352
	2017	$22.80	$29.71	474

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	2008	$20.84	$13.73	14,098
	2009	$13.73	$17.14	16,385
	2010	$17.14	$20.87	15,399
	2011	$20.87	$21.03	14,253
	2012	$21.03	$24.96	13,746
	2013	$24.96	$32.57	17,093
	2014	$32.57	$36.97	16,376
	2015	$36.97	$35.50	13,423
	2016	$35.50	$40.15	7,579
	2017	$40.15	$45.05	6,518

JPMorgan Insurance Trust Small Cap Core Portfolio	2008	$13.16	$8.83	461
	2009	$8.83	$10.67	460
	2010	$10.67	$13.38	394
	2011	$13.38	$12.56	391
	2012	$12.56	$14.83	1,499
	2013	$14.83	$20.81	1,214
	2014	$20.81	$22.50	1,159
	2015	$22.50	$21.01	1,883
	2016	$21.01	$24.91	1,586
	2017	$24.91	$28.31	1,797

Form 6724-NSLAC	91

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Janus Aspen Series (Service Shares)
Janus Henderson Research Portfolio	2008	$7.33	$4.35	0
	2009	$4.35	$5.83	0
	2010	$5.83	$6.57	0
	2011	$6.57	$6.12	0
	2012	$6.12	$7.14	0
	2013	$7.14	$9.15	0
	2014	$9.15	$10.17	0
	2015	$10.17	$10.54	4,575
	2016	$10.54	$10.43	4,573
	2017	$10.43	$13.12	4,243

Janus Henderson Overseas Portfolio	2008	$16.07	$7.57	25,520
	2009	$7.57	$13.37	29,543
	2010	$13.37	$16.48	28,218
	2011	$16.48	$11.00	31,302
	2012	$11.00	$12.27	36,096
	2013	$12.27	$13.83	39,396
	2014	$13.83	$11.99	41,837
	2015	$11.99	$10.78	33,973
	2016	$10.78	$9.92	28,597
	2017	$9.92	$12.80	25,224

Janus Henderson Global Research Portfolio	2008	$7.33	$3.99	0
	2009	$3.99	$5.40	0
	2010	$5.40	$6.16	0
	2011	$6.16	$5.22	0
	2012	$5.22	$6.17	6,458
	2013	$6.17	$7.80	1,567
	2014	$7.80	$8.24	1,492
	2015	$8.24	$7.92	4,057
	2016	$7.92	$7.95	4,214
	2017	$7.95	$9.94	3,769

Janus Henderson Balanced Portfolio	2008	$12.63	$10.46	0
	2009	$10.46	$12.95	0
	2010	$12.95	$13.81	368
	2011	$13.81	$13.81	667
	2012	$13.81	$15.43	631
	2013	$15.43	$18.24	548
	2014	$18.24	$19.47	469
	2015	$19.47	$19.28	413
	2016	$19.28	$19.83	376
	2017	$19.83	$23.11	343

Janus Henderson U.S. Low Volatility Portfolio	2012	$10.00	$9.89	291

Form 6724-NSLAC	92

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$9.89	$12.18	64,896
	2014	$12.18	$14.13	119,873
	2015	$14.13	$14.51	169,777
	2016	$14.51	$15.70	217,215
	2017	$15.70	$17.87	218,237

Janus Henderson Flexible Bond Portfolio	2015	$10.00	$9.95	0
	2016	$9.95	$10.03	0
	2017	$10.03	$10.22	0

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2008	$17.35	$10.87	0
	2009	$10.87	$16.36	3,464
	2010	$16.36	$19.97	2,612
	2011	$19.97	$17.90	6,372
	2012	$17.90	$19.46	0
	2013	$19.46	$25.96	0
	2014	$25.96	$28.43	0
	2015	$28.43	$27.36	0
	2016	$27.36	$31.25	0
	2017	$31.25	$35.11	0

Lazard Retirement Emerging Markets Equity Portfolio	2008	$33.65	$17.01	5,265
	2009	$17.01	$28.50	8,169
	2010	$28.50	$34.48	8,282
	2011	$34.48	$27.89	10,512
	2012	$27.89	$33.56	11,218
	2013	$33.56	$32.69	13,677
	2014	$32.69	$30.74	13,018
	2015	$30.74	$24.24	14,338
	2016	$24.24	$28.87	14,887
	2017	$28.87	$36.39	12,994

Lazard Retirement International Equity Portfolio	2008	$15.08	$9.37	10,377
	2009	$9.37	$11.22	20,356
	2010	$11.22	$11.81	25,835
	2011	$11.81	$10.80	40,890
	2012	$10.80	$12.90	42,927
	2013	$12.90	$15.36	40,228
	2014	$15.36	$14.51	39,018
	2015	$14.51	$14.56	42,700
	2016	$14.56	$13.75	52,311
	2017	$13.75	$16.58	45,645

Form 6724-NSLAC	93

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Lazard Retirement U.S. Strategic Equity Portfolio	2008	$11.98	$7.65	0
	2009	$7.65	$9.57	0
	2010	$9.57	$10.64	0
	2011	$10.64	$10.70	0
	2012	$10.70	$12.03	0
	2013	$12.03	$15.20	0
	2014	$15.20	$17.19	0
	2015	$17.19	$16.03	0
	2016	$16.03	$17.30	0
	2017	$17.30	$20.15	0

Lazard Retirement Global Dynamic Multi-Asset Portfolio	2012	$10.00	$10.48	6,371
	2013	$10.48	$12.35	40,806
	2014	$12.35	$12.50	66,330
	2015	$12.50	$12.28	78,694
	2016	$12.28	$12.51	90,198
	2017	$12.51	$14.87	100,265

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	2008	$13.60	$8.71	0
	2009	$8.71	$10.56	0
	2010	$10.56	$11.69	0
	2011	$11.69	$12.44	0
	2012	$12.44	$14.01	0
	2013	$14.01	$17.40	0
	2014	$17.40	$19.50	0
	2015	$19.50	$18.40	0
	2016	$18.40	$20.87	0
	2017	$20.87	$24.53	448

ClearBridge Variable Large Cap Value Portfolio	2008	$16.22	$10.30	0
	2009	$10.30	$12.64	0
	2010	$12.64	$13.65	0
	2011	$13.65	$14.13	0
	2012	$14.13	$16.23	0
	2013	$16.23	$21.19	0
	2014	$21.19	$23.34	0
	2015	$23.34	$22.36	0
	2016	$22.36	$24.92	1,103
	2017	$24.92	$28.22	1,031

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	2012	$10.00	$10.77	19,886
	2013	$10.77	$12.58	178,157

Form 6724-NSLAC	94

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2014	$12.58	$13.23	339,419
	2015	$13.23	$12.36	481,748
	2016	$12.36	$12.17	515,404
	2017	$12.17	$13.69	485,380

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	2015	$10.00	$9.98	0
	2016	$9.98	$10.25	78,321
	2017	$10.25	$10.69	72,859

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	2008	$10.40	$4.96	1,579
	2009	$4.96	$6.91	3,592
	2010	$6.91	$8.81	3,152
	2011	$8.81	$8.15	3,105
	2012	$8.15	$9.36	4,229
	2013	$9.36	$12.67	3,753
	2014	$12.67	$13.56	3,627
	2015	$13.56	$13.96	2,688
	2016	$13.96	$14.41	2,534
	2017	$14.41	$18.00	2,348

MFS® New Discovery Series	2008	$12.45	$7.43	0
	2009	$7.43	$11.93	930
	2010	$11.93	$16.00	903
	2011	$16.00	$14.12	891
	2012	$14.12	$16.83	873
	2013	$16.83	$23.45	853
	2014	$23.45	$21.39	865
	2015	$21.39	$20.64	530
	2016	$20.64	$22.15	942
	2017	$22.15	$27.59	896

MFS® Total Return Series	2008	$13.69	$10.48	0
	2009	$10.48	$12.17	0
	2010	$12.17	$13.16	0
	2011	$13.16	$13.19	0
	2012	$13.19	$14.42	0
	2013	$14.42	$16.89	0
	2014	$16.89	$18.03	0
	2015	$18.03	$17.68	0
	2016	$17.68	$18.97	0
	2017	$18.97	$20.96	4,707

MFS® Variable Insurance Trust II (Service Class)

Form 6724-NSLAC	95

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
MFS® Massachusetts Investors Growth Stock Portfolio	2015	$10.00	$9.73	0
	2016	$9.73	$10.16	0
	2017	$10.16	$12.84	0

Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	2008	$12.83	$11.33	7,956
	2009	$11.33	$12.22	1,608
	2010	$12.22	$12.88	1,608
	2011	$12.88	$13.39	1,608
	2012	$13.39	$14.42	1,608
	2013	$14.42	$14.13	1,608
	2014	$14.13	$14.99	0
	2015	$14.99	$14.66	0
	2016	$14.66	$15.31	0
	2017	$15.31	$15.99	0

Morgan Stanley VIF U.S. Real Estate Portfolio	2008	$21.87	$13.36	7,425
	2009	$13.36	$16.93	9,171
	2010	$16.93	$21.62	5,371
	2011	$21.62	$22.53	4,906
	2012	$22.53	$25.69	4,356
	2013	$25.69	$25.78	4,723
	2014	$25.78	$32.90	3,270
	2015	$32.90	$33.07	2,409
	2016	$33.07	$34.75	1,922
	2017	$34.75	$35.26	2,143

Morgan Stanley VIF Growth Portfolio	2008	$12.28	$6.13	0
	2009	$6.13	$9.99	0
	2010	$9.99	$12.08	0
	2011	$12.08	$11.55	0
	2012	$11.55	$12.99	0
	2013	$12.99	$18.92	0
	2014	$18.92	$19.80	0
	2015	$19.80	$21.86	768
	2016	$21.86	$21.15	762
	2017	$21.15	$29.78	1,063

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2008	$10.34	$5.51	12,613
	2009	$5.51	$7.94	7,781
	2010	$7.94	$9.87	6,610
	2011	$9.87	$9.08	7,790
	2012	$9.08	$10.33	7,564

Form 6724-NSLAC	96

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$10.33	$13.93	5,727
	2014	$13.93	$15.60	2,847
	2015	$15.60	$14.07	3,945
	2016	$14.07	$16.10	3,412
	2017	$16.10	$18.47	3,227

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2011	$10.00	$9.78	0
	2012	$9.78	$10.45	16,787
	2013	$10.45	$11.13	66,428
	2014	$11.13	$11.31	87,804
	2015	$11.31	$10.65	74,668
	2016	$10.65	$11.16	55,649
	2017	$11.16	$12.17	57,695

TOPS® Managed Risk Moderate Growth ETF Portfolio	2011	$10.00	$9.70	0
	2012	$9.70	$10.39	38,286
	2013	$10.39	$11.52	106,657
	2014	$11.52	$11.68	165,057
	2015	$11.68	$10.79	195,353
	2016	$10.79	$11.31	178,749
	2017	$11.31	$12.70	179,006

TOPS® Managed Risk Growth ETF Portfolio	2011	$10.00	$9.57	0
	2012	$9.57	$10.22	6,606
	2013	$10.22	$11.68	54,180
	2014	$11.68	$11.67	80,488
	2015	$11.67	$10.46	82,727
	2016	$10.46	$10.89	56,868
	2017	$10.89	$12.64	51,359

Northern Lights Variable Trust (Class 3 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2015	$10.00	$9.85	0
	2016	$9.85	$10.30	5,370
	2017	$10.30	$11.24	5,847

TOPS® Managed Risk Moderate Growth ETF Portfolio	2015	$10.00	$9.81	0
	2016	$9.81	$10.27	5,437
	2017	$10.27	$11.53	9,162

TOPS® Managed Risk Growth ETF Portfolio	2015	$10.00	$9.80	0
	2016	$9.80	$10.20	8,759
	2017	$10.20	$11.82	11,585

Form 6724-NSLAC	97

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	2008	$13.42	$12.30	12,480
	2009	$12.30	$14.36	17,972
	2010	$14.36	$15.31	29,024
	2011	$15.31	$16.86	27,322
	2012	$16.86	$18.08	29,557
	2013	$18.08	$16.19	34,658
	2014	$16.19	$16.46	29,223
	2015	$16.46	$15.79	34,121
	2016	$15.79	$16.39	32,836
	2017	$16.39	$16.75	33,412

PIMCO Total Return Portfolio	2008	$12.39	$12.81	18,236
	2009	$12.81	$14.41	47,259
	2010	$14.41	$15.36	75,779
	2011	$15.36	$15.70	84,742
	2012	$15.70	$16.96	93,360
	2013	$16.96	$16.40	97,352
	2014	$16.40	$16.87	87,437
	2015	$16.87	$16.71	92,748
	2016	$16.71	$16.92	45,638
	2017	$16.92	$17.51	48,216

PIMCO Global Bond Portfolio (Unhedged)	2008	$13.52	$13.22	3,701
	2009	$13.22	$15.24	9,133
	2010	$15.24	$16.78	6,457
	2011	$16.78	$17.80	8,711
	2012	$17.80	$18.77	9,802
	2013	$18.77	$16.94	5,052
	2014	$16.94	$17.09	3,714
	2015	$17.09	$16.17	2,338
	2016	$16.17	$16.59	2,279
	2017	$16.59	$17.78	2,439

PIMCO CommodityRealReturn® Strategy Portfolio	2008	$10.00	$6.25	0
	2009	$6.25	$8.72	4,177
	2010	$8.72	$10.71	6,164
	2011	$10.71	$9.76	11,098
	2012	$9.76	$10.14	13,510
	2013	$10.14	$8.53	14,219
	2014	$8.53	$6.87	925
	2015	$6.87	$5.03	925
	2016	$5.03	$5.71	925
	2017	$5.71	$5.75	925

Form 6724-NSLAC	98

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.02	17,691
	2013	$10.02	$11.01	99,662
	2014	$11.01	$11.49	157,457
	2015	$11.49	$10.70	223,277
	2016	$10.70	$11.38	272,563
	2017	$11.38	$13.11	272,857

PIMCO Short-Term Portfolio	2013	$10.00	$9.99	0
	2014	$9.99	$9.92	0
	2015	$9.92	$9.89	0
	2016	$9.89	$9.99	0
	2017	$9.99	$10.09	0

PIMCO Low Duration Portfolio	2015	$10.00	$9.96	0
	2016	$9.96	$9.96	14,873
	2017	$9.96	$9.96	15,330

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2008	$7.95	$4.89	0
	2009	$4.89	$6.88	0
	2010	$6.88	$7.56	0
	2011	$7.56	$7.45	0
	2012	$7.45	$8.51	0
	2013	$8.51	$11.50	0
	2014	$11.50	$12.43	0
	2015	$12.43	$13.61	0
	2016	$13.61	$13.25	0
	2017	$13.25	$17.79	384

Jennison 20/20 Focus Portfolio	2008	$15.19	$9.08	5,023
	2009	$9.08	$14.09	5,512
	2010	$14.09	$14.92	10,419
	2011	$14.92	$14.05	16,662
	2012	$14.05	$15.33	19,378
	2013	$15.33	$19.55	5,552
	2014	$19.55	$20.58	3,345
	2015	$20.58	$21.48	1,221
	2016	$21.48	$21.45	1,183
	2017	$21.45	$27.44	1,538

Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	2008	$20.25	$14.54	9,231
	2009	$14.54	$19.39	10,261
	2010	$19.39	$23.05	13,701
	2011	$23.05	$21.98	15,885

Form 6724-NSLAC	99

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2012	$21.98	$24.39	18,410
	2013	$24.39	$32.41	24,253
	2014	$32.41	$33.00	18,036
	2015	$33.00	$28.70	13,706
	2016	$28.70	$34.24	9,888
	2017	$34.24	$35.58	8,484

Royce Micro-Cap Portfolio	2008	$22.21	$12.43	1,790
	2009	$12.43	$19.37	4,371
	2010	$19.37	$24.82	5,571
	2011	$24.82	$21.52	6,052
	2012	$21.52	$22.83	6,245
	2013	$22.83	$27.25	5,377
	2014	$27.25	$25.91	5,701
	2015	$25.91	$22.37	4,856
	2016	$22.37	$26.41	4,639
	2017	$26.41	$27.39	4,781

Form 6724-NSLAC	100

Appendix C

GLWB Preferred I.S. Example

The following provides an example of how the annual credit base and withdrawals work under the GLWB Preferred I.S.

GLWB Preferred I.S.

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first 15 years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next 15 years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in year one, you receive a $7,000 credit on the first contract anniversary (7% of $100,000 Annual Credit Calculation Base) and your annual credit base is $107,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $9,100 (7% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $139,100 after year two ($130,000 prior GLWB base + $9,100 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $189,100 ($139,100 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $12,600 (7% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $201,700 ($139,100 prior GLWB base + $50,000 purchase payment + $12,600 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $12,600 (7% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $214,300 ($201,700 prior GLWB base + $12,600 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $12,001 (5.60% of $214,300), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal. Further, because you took a withdrawal, your prorated annual credit for year five is $11,550 (6.42% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year five is $225,850 ($214,300 prior GLWB base + $11,550 annual credit).

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $12,648 (5.60% of $225,850), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $37,352 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $12,648 was $166,352 ($179,000 — $12,648). Upon the excess withdrawal, your GLWB base is set equal to $175,138, i.e. $225,850 x (1 — $37,352/$166,352). Because the GLWB base after adjustment for the excess withdrawal of $175,138 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $175,138.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $12,260 (7% of $175,138 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $187,398 ($175,138 prior GLWB base + $12,260 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $197,398 ($187,398 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $185,138 ($175,138 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $12,960 (7% of $185,138 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $210,358 ($187,398 prior GLWB base + $10,000 additional purchase payment + $12,960 annual credit), and your GLWB base is set equal to your annual credit base.

Form 6724-NSLAC	101

Since you take no more withdrawals and add no more purchase payments in years nine through 15, for each year, your annual credit will be $12,960 (7% of $185,138 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $223,317 for year nine, $236,277 for year ten, $249,237 for year 11, $262,196 for year 12, $275,156 for year 13, $288,116 for year 14, and $301,075 for year 15.

Since the annual credit period is only for 15 years, you will receive no additional annual credits starting in year 16.

Form 6724-NSLAC	102

Appendix D

GLWB Preferred I.S. Lifetime Annuity Period Example

The following provide some examples of how the lifetime annuity payment is calculated during the Lifetime Annuity Period with the GLWB Preferred I.S. rider.

Example 1 – Contract Value reduced to zero after 15 years

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is 65 years old; (ii) you immediately begin taking your maximum annual withdrawals of $5,500 (5.5% maximum annual withdrawal percentage x $100,000 GLWB base); (iii) your GLWB base is not reset on any anniversary to the step-up base; and (iv) your Contract Value is reduced to zero other than because of an excess withdrawal in the 20th year the rider is in effect. Because you enter the Lifetime Annuity Period after the 15th rider anniversary and before the contract anniversary immediately following the annuitant’s 95th birthday, your lifetime annuity amount will be based on your GLWB base on the date your Contract Value was reduced to zero and the indexed annual withdrawal percentage, which is calculated as follows:

(a) your then current maximum annual withdrawal percentage on the date you enter the Lifetime Annuity Period, plus

(b) the Treasury Average Rate, minus

(c) 6%.

The indexed annual withdrawal percentage cannot be less than 3% and not more than 9%.

The following table shows what your annual payment of the lifetime annuity amount would be based on different Treasury Average Rates:

(Maximum annual withdrawal percentage	+	Treasury Average Rate	–	6%)	x	GLWB base	=	Annual lifetime annuity amount
(5.5%	+	4%	–	6%)	x	$100,000	=	$3,500
(5.5%	+	6%	–	6%)	x	$100,000	=	$5,500
(5.5%	+	8%	–	6%)	x	$100,000	=	$7,500

Because the indexed annual withdrawal percentage cannot be below 3%, if the Treasury Average Rate is 2% in this example, the indexed annual withdrawal percentage would be 3% (which is greater than 5.5% + 2% – 6%) and your annual lifetime annuity amount would be $3,000. Similarly, if the Treasury Average Rate is 10% in this example, the indexed annual withdrawal percentage would be 9% (which is less than 5.5% + 10% – 6%) and your annual lifetime annuity amount would be $9,000.

Example 2 – Contract Value reduced to zero in year 10

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is 65 years old; (ii) you immediately begin taking your maximum annual withdrawals of $5,500 (5.5% maximum annual withdrawal percentage x $100,000 GLWB base); (iii) your GLWB base is not reset on any anniversary to the step-up base; and (iv) your Contract Value is reduced to zero other than because of an excess withdrawal in the 10th year the rider is in effect. Because you enter the Lifetime Annuity Period before the 15th rider anniversary, your lifetime annuity amount until the 15th rider anniversary will be the greater of your maximum annual withdrawal ($5,500) and the indexed annual withdrawal amount.

If, for example, the Treasury Average Rate is 4% when you enter the Lifetime Annuity Period, you will continue to receive $5,500 until the 15th rider anniversary, since it is greater than the $3,500 indexed annual withdrawal amount. After the 15th rider anniversary, you will receive $3,500 a year for your lifetime. If the Treasury Average Rate is 8% when you enter the Lifetime Annuity Period, you will receive $7,500 a year for your lifetime since it is greater than the $5,500 maximum annual withdrawal when you enter the Lifetime Annuity Period.

Form 6724-NSLAC	103

Example 3 – Enter the Lifetime Annuity Period because the annuitant reaches age 95

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is 65 years old; (ii) you immediately begin taking your maximum annual withdrawals of $5,500 (5.5% maximum annual withdrawal percentage x $100,000 GLWB base); (iii) your GLWB base is not reset on any anniversary to the step-up base; and (iv) your Contract Value is not reduced to zero before the contract anniversary immediately following the annuitant’s 95th birthday, at which time you enter the Lifetime Annuity Period. Because you enter the Lifetime Annuity Period on the contract anniversary following the annuitant’s 95th birthday, your lifetime annuity amount will be the greater of your maximum annual withdrawal ($5,500) and the indexed annual withdrawal amount.

If, for example, the Treasury Average Rate is 4% when you enter the Lifetime Annuity Period, you will continue to receive $5,500 a year for your lifetime. If the Treasury Average Rate is 8% when you enter the Lifetime Annuity Period, you will receive $7,500 a year for your lifetime since it is greater than the $5,500 maximum annual withdrawal when you enter the Lifetime Annuity Period.

Form 6724-NSLAC	104

Appendix E

GLWB Plus Example

The following provides an example of how the annual credit base and withdrawals work under the GLWB Plus.

GLWB Plus applied for on or after May 1, 2014

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $6,000 credit on the first contract anniversary (6% of $100,000 Annual Credit Calculation Base) and your annual credit base is $106,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $7,800 (6% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $137,800 after year two ($130,000 prior GLWB base + $7,800 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $187,800 ($137,800 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $10,800 (6% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $198,600 ($137,800 prior GLWB base + $50,000 purchase payment + $10,800 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $10,800 (6% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $209,400 ($198,600 prior GLWB base + $10,800 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $209,400. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,530 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,470 was $168,530 ($179,000 — $10,470). Upon the excess withdrawal, your GLWB base is set equal to $160,284, i.e. $209,400 x (1 — $39,530/$168,530). Because the GLWB base after adjustment for the excess withdrawal of $160,284 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $160,284.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $9,617 (6% of $160,284 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $169,901 ($160,284 prior GLWB base + $9,617 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $179,901 ($169,901 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $170,284 ($160,284 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $10,217 (6% of $170,284 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $190,118 ($169,901 prior GLWB base + $10,000 additional purchase payment + $10,217 annual credit), and your GLWB base is set equal to your annual credit base.

Form 6724-NSLAC	105

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $10,217 (6% of $170,284 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $200,335 for year nine and $210,552 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $10,217 (6% of $170,284 Annual Credit Calculation Base) and your GLWB base after year eleven is $220,769 ($210,552 prior GLWB base + $10,217 annual credit).

GLWB Plus applied for before May 1, 2014

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $11,179 (5.10% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $11,179 (5.10% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $38,821 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $11,179 was $167,821 ($179,000 — $11,179). Upon the excess withdrawal, your GLWB base is set equal to $168,494, i.e. $219,200 x (1 — $38,821/$167,821). Because the GLWB base after adjustment for the excess withdrawal of $168,494 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,494.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,480 (8% of $168,494 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,974 ($168,494 prior GLWB base + $13,480 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,974 ($181,974 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,494 ($168,494 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,280 (8% of $178,494 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $206,254 ($181,974 prior GLWB base + $10,000 additional purchase payment + $14,280 annual credit), and your GLWB base is set equal to your annual credit base.

Form 6724-NSLAC	106

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,280 (8% of $178,494 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,534 for year nine and $234,814 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,280 (8% of $178,494 Annual Credit Calculation Base) and your GLWB base after year eleven is $249,094 ($234,814 prior GLWB base + $14,280 annual credit).

Form 6724-NSLAC	107

Statement of Additional Information Contents

National Security

Custodian

Independent Registered Public Accounting Firm

Underwriter

Total Return

Financial Statements

1940 Act File Number 811-10619

1933 Act File Number 333-125856

Form 6724-NSLAC	108

National Security Variable Account N

of

National Security Life and Annuity Company

Administrative Office:

One Financial Way

Montgomery, Ohio 45242

Telephone 877.446.6020

NScore Premier VA

Statement of Additional Information

May 1, 2018

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for National Security Variable Account N ("VAN") flexible purchase payment individual variable annuity contracts dated May 1, 2018. To get a free copy of the prospectus for VAN, write or call us at the above address.

TABLE OF CONTENTS

National Security	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Total Return	2

National Security

National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as the Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation which was owned jointly by Security Mutual Life Insurance Company of New York “Security Mutual” and The Ohio National Life Insurance Company (“Ohio National Life”). In March 2007, Ohio National Life and Security Mutual became direct owners of our stock after SMON Holdings, Inc. was dissolved, and Ohio National Life purchased additional shares of our stock from Security Mutual, increasing its ownership to over 80% of our outstanding stock. In December 2011, Ohio National Life purchased all of the shares owned by Security Mutual, thus becoming 100% owner of National Security. Ohio National Life is an Ohio domiciled insurance company. Our home office is at 810 Seventh Avenue, New York, New York 10019. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.

Custodian

National Security Life and Annuity Company, the depositor, One Financial Way, Montgomery, Ohio 45242, holds custody of VAN’s assets.

Independent Registered Public Accounting Firm

The financial statements of National Security Variable Account N as of December 31, 2017 and for each of the periods in the two-year period ended December 31, 2017, and the related financial highlights for each of the periods in the five-year period ended December 31, 2017, and the financial statements and schedules of National Security Life and Annuity Company as of December 31, 2017 and 2016 and for each of the years in the three-year period ended December 31, 2017 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAN, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2017	$748,832	$None
2016	$1,107,292	$None
2015	$2,241,603	$None

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:  P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

2

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, the $30 annual contract administration charge is equal to an annual percentage charge of 0.08%. There is no annual contract administration charge for contracts over $50,000. The effect of the waiver of that charge on contracts with total value more than $50,000 would be to increase the returns. The returns assume surrender of the contract and the waiver of deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

KPMG LLP
Suite 500
191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of National Security Life and Annuity Company

and Contract Owners of National Security Variable Account N:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and contract owners’ equity of the subaccounts listed in the Appendix that comprise the National Security Variable Account N (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 2002.

Columbus, Ohio

April 4, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

Appendix

Statement of assets and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB VARIABLE PRODUCT SERIES FUND, INC. – CLASS B

VPS Dynamic Asset Allocation Subaccount

VPS Global Risk Allocation – Moderate Subaccount

AIM VARIABLE INSURANCE FUNDS – SERIES II (INVESCO VARIABLE INSURANCE FUNDS)

Invesco V.I. Balanced-Risk Allocation Subaccount

Invesco V.I. International Growth Subaccount

DREYFUS VARIABLE INVESTMENT FUND – SERVICE SHARES

Appreciation Subaccount

FEDERATED INSURANCE SERIES

Kaufmann Fund II Service Shares Subaccount

Managed Tail Risk Fund II Primary Shares Subaccount

Managed Tail Risk Fund II Service Shares Subaccount

Managed Volatility Fund II Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

VIP Contrafund® Subaccount

VIP Equity-Income Subaccount

VIP Growth Subaccount

VIP Mid Cap Subaccount

VIP Real Estate Subaccount

VIP Target Volatility Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 2

Franklin Flex Cap Growth VIP Subaccount

Franklin Income VIP Subaccount

Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 4

Franklin Flex Cap Growth VIP Subaccount

Franklin Founding Funds Allocation VIP Subaccount

Franklin Income VIP Subaccount

Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 5

Franklin VolSmart Allocation VIP Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST – INSTITUTIONAL SHARES

Large Cap Value Subaccount

Strategic Growth Subaccount

U.S. Equity Insights Subaccount

2

GOLDMAN SACHS VARIABLE INSURANCE TRUST – SERVICE SHARES

Global Trends Allocation Subaccount

Large Cap Value Subaccount

Strategic Growth Subaccount

U.S. Equity Insights Subaccount

IVY VARIABLE INSURANCE PORTFOLIOS

VIP Asset Strategy Subaccount

VIP Natural Resources Subaccount (1)

VIP Science and Technology Subaccount

J.P. MORGAN INSURANCE TRUST – CLASS I

Mid Cap Value Subaccount

Small Cap Core Subaccount

JANUS ASPEN SERIES – SERVICE SHARES

Janus Henderson Balanced Subaccount (1)

Janus Henderson Flexible Bond Subaccount (1)

Janus Henderson Global Research Subaccount (1)

Janus Henderson Overseas Subaccount (1)

Janus Henderson Research Subaccount (1)

Janus Henderson U.S. Low Volatility Subaccount (1)

LAZARD RETIREMENT SERIES, INC. – SERVICE SHARES

Emerging Markets Equity Subaccount

Global Dynamic Multi Asset Subaccount

International Equity Subaccount

U.S. Small-Mid Cap Equity Subaccount

U.S. Strategic Equity Subaccount

LEGG MASON PARTNERS VARIABLE EQUITY TRUST – CLASS I

ClearBridge Variable Dividend Strategy Subaccount

ClearBridge Variable Large Cap Value Subaccount

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount

LEGG MASON PARTNERS VARIABLE INCOME TRUST – CLASS II

Western Asset Core Plus VIT Subaccount

MFS ® VARIABLE INSURANCE TRUST – SERVICE CLASS

Mid Cap Growth Subaccount

New Discovery Subaccount

Total Return Subaccount

MFS ® VARIABLE INSURANCE TRUST II SERVICE CLASS

Massachusetts Investors Growth Stock Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. – CLASS II (1)

VIF Core Plus Fixed Income Subaccount (1)

VIF Growth Subaccount (1)

VIF U.S. Real Estate Subaccount (1)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST – S CLASS

AMT Mid Cap Intrinsic Value Subaccount

3

NORTHERN LIGHTS VARIABLE TRUST – CLASS 2

TOPS® Managed Risk Balanced ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount

TOPS® Managed Risk Moderate Growth Subaccount

NORTHERN LIGHTS VARIABLE TRUST – CLASS 3

TOPS® Managed Risk Balanced ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount

TOPS® Managed Risk Moderate Growth ETF Subaccount

OHIO NATIONAL FUND, INC.

Aggressive Growth Subaccount

Balanced Subaccount

Bond Subaccount

Bristol Growth Subaccount

Bristol Subaccount

Bryton Growth Subaccount

Capital Appreciation Subaccount

ClearBridge Small Cap Subaccount

Equity Subaccount

High Income Bond Subaccount

Mid Cap Opportunity Subaccount

Nasdaq-100® Index Subaccount

Omni Subaccount

ON Foreign Subaccount (1)

ON International Equity Subaccount (1)

Risk Managed Balanced Subaccount

S&P 500® Index Subaccount

S&P MidCap 400® Index Subaccount

Small Cap Growth Subaccount

Strategic Value Subaccount

PIMCO VARIABLE INSURANCE TRUST – ADMINISTRATIVE SHARES

Commodity RealReturn® Strategy Subaccount

Global Bond Subaccount

Global Diversified Allocation Subaccount

Low Duration Subaccount

Real Return Subaccount

Short-Term Subaccount

Total Return Subaccount

ROYCE CAPITAL FUND – INVESTMENT CLASS

Micro-Cap Subaccount

Small-Cap Subaccount

THE PRUDENTIAL SERIES FUND, INC. – CLASS II

Jennison 20/20 Focus Subaccount

Jennison Subaccount

4

WELLS FARGO VARIABLE TRUST

Opportunity Subaccount

Statement of assets and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from February 26, 2016 (commencement of operations) to December 31, 2016.

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS

VIP Government Money Market Subaccount

Statement of assets and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from May 1, 2016 (commencement of operations) to December 31, 2016.

AB VARIABLE PRODUCT SERIES FUND, INC. – CLASS B

VPS Growth and Income Subaccount

Statement of assets and contract owners’ equity as of December 31, 2017, and the related statements of operations and changes in contract owners’ equity for the year then ended.

AB VARIABLE PRODUCT SERIES FUND, INC. – CLASS B

VPS Small Cap Growth Subaccount

Statement of assets and contract owners’ equity as of December 31, 2017, and the related statements of operations and changes in contract owners’ equity for the period from March 3, 2017 (commencement of operations) to December 31, 2017.

OHIO NATIONAL FUND, INC.

ON Balanced Model Subaccount

ON Growth Model Subaccount

ON Moderate Growth Model Subaccount

Statement of changes in contract owners’ equity for the period from January 1, 2016 to February 26, 2016 (liquidation).

OHIO NATIONAL FUND, INC.

Money Market Subaccount

(1)	See the footnote to the statements of assets and contract owners’ equity for the former name of the subaccount.

5

ABOUT THIS REPORT

This report is a presentation of the National Security Variable Account N. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in National Security Variable Account N.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2017

			Assets	Contract owners’ equity
	Shares	Cost	Investments at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Contracts in accumulation period (note 5)
Ohio National Fund, Inc.:
Equity Subaccount	197,623	$6,077,689	$8,177,658	$8,177,658	$0	$8,177,658
Bond Subaccount	76,856	1,106,819	1,349,589	1,349,589	0	1,349,589
Omni Subaccount	5,055	82,114	164,791	164,791	0	164,791
ON International Equity Subaccount (a)	179,049	2,056,460	2,700,054	2,700,054	0	2,700,054
Capital Appreciation Subaccount	67,911	2,072,780	2,964,998	2,964,998	0	2,964,998
ON Foreign Subaccount (a)	10,974	293,048	364,555	364,555	0	364,555
Aggressive Growth Subaccount	31,567	340,497	629,133	629,133	0	629,133
Small Cap Growth Subaccount	99,122	2,291,902	3,270,049	3,270,049	0	3,270,049
Mid Cap Opportunity Subaccount	11,212	204,355	432,779	432,779	0	432,779
S&P 500® Index Subaccount	382,694	8,633,502	11,297,122	11,297,122	0	11,297,122
Strategic Value Subaccount	476,859	6,288,366	8,526,235	8,525,648	587	8,526,235
High Income Bond Subaccount	300,347	4,395,965	5,814,728	5,814,728	0	5,814,728
ClearBridge Small Cap Subaccount	64,505	2,762,239	3,706,440	3,705,835	605	3,706,440
Nasdaq-100® Index Subaccount	171,172	1,670,853	2,853,441	2,853,441	0	2,853,441
Bristol Subaccount	139,932	2,033,265	4,228,740	4,228,740	0	4,228,740
Bryton Growth Subaccount	84,252	1,274,481	2,098,719	2,098,719	0	2,098,719
Balanced Subaccount	1,108,593	21,155,957	24,422,294	24,422,294	0	24,422,294
S&P MidCap 400® Index Subaccount	70,808	916,731	1,236,304	1,236,304	0	1,236,304
Bristol Growth Subaccount	104,921	1,294,355	2,538,036	2,538,036	0	2,538,036
Risk Managed Balanced Subaccount	562,906	6,095,210	7,323,401	7,323,401	0	7,323,401
ON Conservative Model Subaccount	—	—	—	—	0	—
ON Moderately Conservative Model Subaccount	—	—	—	—	0	—
ON Balanced Model Subaccount	128,462	1,316,757	1,388,671	1,388,671	0	1,388,671
ON Moderate Growth Model Subaccount	150,379	1,612,806	1,661,689	1,661,689	0	1,661,689
ON Growth Model Subaccount	10,773	116,454	120,116	120,116	0	120,116
Wells Fargo Variable Trust:
Opportunity Subaccount	778	15,772	21,127	21,127	0	21,127
Morgan Stanley Variable Insurance Fund, Inc. - Class II (a):
VIF Core Plus Fixed Income Subaccount (a)	51,763	539,305	566,283	566,283	0	566,283
VIF U.S. Real Estate Subaccount (a)	59,646	906,691	1,287,763	1,287,763	0	1,287,763
VIF Growth Subaccount (a)	31,596	750,066	975,989	975,989	0	975,989
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Subaccount	41,207	1,401,279	1,620,667	1,620,667	0	1,620,667
Invesco V.I. Balanced-Risk Allocation Subaccount	970,054	11,222,085	10,835,498	10,835,498	0	10,835,498
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	375,186	3,939,165	3,399,186	3,399,186	0	3,399,186
U.S. Equity Insights Subaccount	32,567	463,216	632,130	632,130	0	632,130
Strategic Growth Subaccount	24,895	371,644	491,170	491,170	0	491,170
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	666,692	6,653,671	6,040,233	6,040,233	0	6,040,233
U.S. Equity Insights Subaccount	14,204	255,775	276,694	276,694	0	276,694
Strategic Growth Subaccount	34,177	545,462	672,594	672,594	0	672,594
Global Trends Allocation Subaccount	615,881	7,004,003	7,667,714	7,667,714	0	7,667,714

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2017

			Assets	Contract owners’ equity
	Shares	Cost	Investments at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Contracts in accumulation period (note 5)
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	309,331	$6,103,446	$7,297,122	$7,296,904	$218	$7,297,122
U.S. Small-Mid Cap Equity Subaccount	101,311	846,494	843,922	843,922	0	843,922
U.S. Strategic Equity Subaccount	14,445	145,218	187,638	187,638	0	187,638
International Equity Subaccount	1,184,304	13,083,712	12,826,010	12,825,537	473	12,826,010
Global Dynamic Mult Asset Subaccount	759,231	9,207,981	10,242,025	10,242,025	0	10,242,025
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	39,672	664,701	1,185,413	1,185,413	0	1,185,413
Jennison Subaccount	6,828	202,736	405,424	405,424	0	405,424
Fidelity® Variable Insurance Products Fund - Service Class:
VIP Government Money Market Subaccount	2,288,619	2,288,619	2,288,619	2,287,158	1,461	2,288,619
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	216,101	6,810,410	8,166,453	8,166,453	0	8,166,453
VIP Contrafund® Subaccount	173,741	4,825,079	6,437,099	6,436,482	617	6,437,099
VIP Growth Subaccount	6,041	358,390	440,123	440,123	0	440,123
VIP Equity-Income Subaccount	61,244	1,311,955	1,428,208	1,428,208	0	1,428,208
VIP Real Estate Subaccount	136,351	2,284,428	2,609,751	2,609,751	0	2,609,751
VIP Target Volatility Subaccount	678,156	7,656,072	8,212,470	8,212,470	0	8,212,470
Janus Aspen Series - Service Shares:
Janus Henderson Research Subaccount (a)	23,973	676,423	855,357	855,357	0	855,357
Janus Henderson Global Research Subaccount (a)	2,647	95,749	132,803	132,803	0	132,803
Janus Henderson Balanced Subaccount (a)	54,551	1,733,642	2,023,314	2,023,314	0	2,023,314
Janus Henderson Overseas Subaccount (a)	111,414	3,938,083	3,424,874	3,424,874	0	3,424,874
Janus Henderson U.S. Low Volatility Subaccount (a)	1,519,618	21,402,146	26,486,938	26,486,938	0	26,486,938
Janus Henderson Flexible Bond Subaccount (a)	26,252	335,831	334,187	334,187	0	334,187
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	33,767	714,502	865,793	865,793	0	865,793
Mid Cap Value Subaccount	256,824	2,065,419	3,038,234	3,038,234	0	3,038,234
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount	5,174	86,724	95,097	95,097	0	95,097
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	30,268	466,210	562,076	561,539	537	562,076
Mid Cap Growth Subaccount	48,535	344,305	436,332	436,332	0	436,332
Total Return Subaccount	103,442	2,333,251	2,511,561	2,511,561	0	2,511,561
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	821,314	10,667,139	10,200,723	10,200,723	0	10,200,723
Total Return Subaccount	1,283,990	14,189,454	14,046,848	14,046,848	0	14,046,848
Global Bond Subaccount	75,646	957,696	929,693	929,693	0	929,693
CommodityRealReturn® Strategy Subaccount	220,305	2,188,321	1,577,381	1,577,381	0	1,577,381
Global Diversified Allocation Subaccount	2,446,994	24,982,843	26,843,527	26,843,527	0	26,843,527
Short-Term Subaccount	54,506	561,588	565,228	565,228	0	565,228
Low Duration Subaccount	196,642	2,026,204	2,013,614	2,013,614	0	2,013,614
Royce Capital Fund - Investment Class:
Micro-Cap Subaccount	136,337	1,441,566	1,415,174	1,415,174	0	1,415,174
Small-Cap Subaccount	449,194	4,382,955	3,943,924	3,943,924	0	3,943,924

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2017

			Assets	Contract owners’ equity
	Shares	Cost	Investments at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Contracts in accumulation period (note 5)
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	20,135	$825,021	$892,791	$892,791	$0	$892,791
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign VIP Subaccount	118,993	1,653,497	1,840,818	1,840,818	0	1,840,818
Franklin Flex Cap Growth VIP Subaccount	21,727	185,030	162,084	162,084	0	162,084
Franklin Income VIP Subaccount	53,048	811,359	857,784	857,784	0	857,784
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign VIP Subaccount	648,282	9,000,655	10,184,513	10,184,513	0	10,184,513
Franklin Flex Cap Growth VIP Subaccount	178,397	1,503,858	1,286,242	1,286,242	0	1,286,242
Franklin Income VIP Subaccount	130,837	2,028,955	2,162,736	2,162,736	0	2,162,736
Franklin Founding Funds Allocation VIP Subaccount	106,365	773,801	800,930	800,930	0	800,930
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount	282,049	2,904,656	3,285,873	3,285,873	0	3,285,873
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	48,166	787,278	1,070,255	1,070,255	0	1,070,255
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount	34,937	539,937	697,343	697,343	0	697,343
ClearBridge Variable Large Cap Value Subaccount	28,213	567,580	604,608	604,608	0	604,608
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	3,639,876	45,372,983	48,119,155	48,119,155	0	48,119,155
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount	1,647,529	9,779,200	9,522,715	9,522,715	0	9,522,715
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount	42,082	641,091	768,415	768,415	0	768,415
Managed Volatility Fund II Subaccount	1,147,143	11,755,193	12,389,146	12,389,146	0	12,389,146
Managed Tail Risk Fund II Service Shares Subaccount	609,459	3,368,031	3,193,565	3,193,565	0	3,193,565
Managed Tail Risk Fund II Primary Shares Subaccount	43,403	211,726	227,865	227,865	0	227,865
Ivy Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	408,165	3,965,997	3,823,610	3,823,610	0	3,823,610
VIP Natural Resources Subaccount (a)	83,332	418,543	385,917	385,752	165	385,917
VIP Science and Technology Subaccount	15,951	351,805	431,274	431,274	0	431,274
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount	538,805	6,054,919	6,562,644	6,562,644	0	6,562,644
TOPS® Managed Risk Moderate Growth ETF Subaccount	1,169,480	13,474,934	14,805,615	14,805,615	0	14,805,615
TOPS® Managed Risk Growth ETF Subaccount	423,421	4,741,559	5,330,869	5,330,869	0	5,330,869
Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount	32,478	355,767	397,526	397,526	0	397,526
TOPS® Managed Risk Moderate Growth ETF Subaccount	73,471	838,855	927,942	927,942	0	927,942
TOPS® Managed Risk Growth ETF Subaccount	28,533	315,875	357,801	357,801	0	357,801
AB Variable Products Series Fund, Inc. - Class B:
VPS Dynamic Asset Allocation Subaccount	527,716	6,128,267	6,849,756	6,849,756	0	6,849,756
VPS Global Risk Allocation-Moderate Subaccount	156,819	1,505,092	1,690,507	1,690,507	0	1,690,507
VPS Growth & Income Subaccount	3,122	96,191	102,666	102,666	0	102,666
VPS Small Cap Growth Subaccount	286	4,581	4,570	4,570	0	4,570

Totals	33,493,606	$390,502,267	$436,367,080	$436,362,417	$4,663	$436,367,080

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2017

(a)	Name changes were effective May 1, 2017:

ON International Equity Subaccount formerly known as International Subaccount

ON Foreign Subaccount formerly known as International Small-Mid Company Subaccount

Janus Henderson Research Subaccount formerly known as Janus Subaccount

Janus Henderson Global Research Subaccount formerly known as Global Research Subaccount

Janus Henderson Balanced Subaccount formerly known as Balanced Subaccount

Janus Henderson Overseas Subaccount formerly known as Overseas Subaccount

Janus Henderson U.S. Low Volatility Subaccount formerly known as INTECH U.S. Low Volatility Subaccount

Janus Henderson Flexible Bond Subaccount formerly known as Flexible Bond Subaccount

Morgan Stanley Variable Insurance Fund, Inc. - Class II formerly known as The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)

VIF Core Plus Fixed Income Subaccount formerly known as Core Plus Fixed Income Subaccount

VIF U.S. Real Estate Subaccount formerly known as U.S. Real Estate Subaccount

VIF Growth Subaccount formerly known as Growth Subaccount

VIP Natural Resources Subaccount formerly known as VIP Global Natural Resources Subaccount

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2017

	Ohio National Fund, Inc.
	Equity Subaccount	Bond Subaccount	Omni Subaccount	ON International Equity Subaccount	Capital Appreciation Subaccount	ON Foreign Subaccount
	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(108,283)	(17,416)	(1,699)	(40,735)	(37,878)	(4,743)

Net investment activity	(108,283)	(17,416)	(1,699)	(40,735)	(37,878)	(4,743)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	336,783	29,298	4,948	162,304	177,320	4,756
Unrealized gain (loss)	791,367	51,458	22,612	545,011	260,969	58,893

Net gain (loss) on investments	1,128,150	80,756	27,560	707,315	438,289	63,649

Net increase (decrease) in contract owners’ equity from operations	$1,019,867	$63,340	$25,861	$666,580	$400,411	$58,906

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2017

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount	Small Cap Growth Subaccount	Mid Cap Opportunity Subaccount	S&P 500® Index Subaccount	Strategic Value Subaccount	High Income Bond Subaccount
	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(8,495)	(42,656)	(6,030)	(133,523)	(112,698)	(78,087)

Net investment activity	(8,495)	(42,656)	(6,030)	(133,523)	(112,698)	(78,087)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	28,976	138,684	71,062	231,141	280,498	183,575
Unrealized gain (loss)	116,969	553,795	37,772	1,775,739	875,783	217,717

Net gain (loss) on investments	145,945	692,479	108,834	2,006,880	1,156,281	401,292

Net increase (decrease) in contract owners’ equity from operations	$137,450	$649,823	$102,804	$1,873,357	$1,043,583	$323,205

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2017

	Ohio National Fund, Inc.
	ClearBridge Small Cap Subaccount	Nasdaq-100® Index Subaccount	Bristol Subaccount	Bryton Growth Subaccount	Balanced Subaccount	S&P MidCap 400® Index Subaccount
	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(48,099)	(33,049)	(55,478)	(28,875)	(313,739)	(16,071)

Net investment activity	(48,099)	(33,049)	(55,478)	(28,875)	(313,739)	(16,071)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	175,544	150,507	413,541	139,700	293,368	14,050
Unrealized gain (loss)	253,564	534,626	533,019	270,049	2,188,934	155,674

Net gain (loss) on investments	429,108	685,133	946,560	409,749	2,482,302	169,724

Net increase (decrease) in contract owners’ equity from operations	$381,009	$652,084	$891,082	$380,874	$2,168,563	$153,653

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2017

	Ohio National Fund, Inc.
	Bristol Growth Subaccount	Risk Managed Balanced Subaccount	ON Balanced Model Subaccount	ON Moderate Growth Model Subaccount	ON Growth Model Subaccount
	2017	2017	2017 (a)	2017 (a)	2017 (a)
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(33,301)	(95,256)	(7,634)	(6,171)	(170)

Net investment activity	(33,301)	(95,256)	(7,634)	(6,171)	(170)

Reinvested capital gains	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	207,676	73,510	502	96	3
Unrealized gain (loss)	431,828	1,025,302	71,914	48,884	3,663

Net gain (loss) on investments	639,504	1,098,812	72,416	48,980	3,666

Net increase (decrease) in contract owners’ equity from operations	$606,203	$1,003,556	$64,782	$42,809	$3,496

(a)	Period from March 3, 2017, date of commencement of operations, to December 31, 2017.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2017

	Wells Fargo Variable Trust	Morgan Stanley Variable Insurance Fund, Inc. - Class II
	Opportunity Subaccount	VIF Core Plus Fixed Income Subaccount	VIF U.S. Real Estate Subaccount	VIF Growth Subaccount
	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$131	$15,919	$17,050	$0
Risk and administrative expense (note 2)	(269)	(7,849)	(17,863)	(9,848)

Net investment activity	(138)	8,070	(813)	(9,848)

Reinvested capital gains	1,572	0	0	73,042

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	83	2,598	60,491	4,587
Unrealized gain (loss)	1,826	12,542	(39,708)	206,832

Net gain (loss) on investments	1,909	15,140	20,783	211,419

Net increase (decrease) in contract owners’ equity from operations	$3,343	$23,210	$19,970	$274,613

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2017

	AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds)		Goldman Sachs Variable Insurance Trust - Institutional Shares
	Invesco V.I. International Growth Subaccount	Invesco V.I. Balanced- Risk Allocation Subaccount	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount
	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$18,159	$401,171	$56,253	$8,205	$2,364
Risk and administrative expense (note 2)	(18,780)	(147,011)	(45,841)	(9,628)	(6,138)

Net investment activity	(621)	254,160	10,412	(1,423)	(3,774)

Reinvested capital gains	0	575,462	589,285	64,218	20,488

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	20,988	(22,226)	(16,769)	69,449	6,407
Unrealized gain (loss)	267,506	21,158	(310,040)	8,148	85,033

Net gain (loss) on investments	288,494	(1,068)	(326,809)	77,597	91,440

Net increase (decrease) in contract owners’ equity from operations	$287,873	$828,554	$272,888	$140,392	$108,154

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2017

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount	Global Trends Allocation Subaccount
	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$82,854	$2,969	$1,647	$22,391
Risk and administrative expense (note 2)	(82,247)	(2,976)	(6,272)	(102,927)

Net investment activity	607	(7)	(4,625)	(80,536)

Reinvested capital gains	1,039,371	27,330	28,280	190,144

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	35,348	1,254	4,325	30,060
Unrealized gain (loss)	(603,511)	14,924	110,676	649,847

Net gain (loss) on investments	(568,163)	16,178	115,001	679,907

Net increase (decrease) in contract owners’ equity from operations	$471,815	$43,501	$138,656	$789,515

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2017

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount	U.S. Small- Mid Cap Equity Subaccount	U.S. Strategic Equity Subaccount	International Equity Subaccount	Global Dynamic Multi Asset Subaccount
	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$119,873	$2,832	$2,840	$313,308	$0
Risk and administrative expense (note 2)	(90,088)	(10,208)	(1,553)	(167,851)	(131,643)

Net investment activity	29,785	(7,376)	1,287	145,457	(131,643)

Reinvested capital gains	0	76,697	5,432	2,728,729	540,566

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	88,441	(845)	355	314,869	82,861
Unrealized gain (loss)	1,456,203	26,780	20,276	(799,532)	1,102,786

Net gain (loss) on investments	1,544,644	25,935	20,631	(484,663)	1,185,647

Net increase (decrease) in contract owners’ equity from operations	$1,574,429	$95,256	$27,350	$2,389,523	$1,594,570

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2017

	The Prudential Series Fund, Inc. - Class II		Fidelity® Variable Insurance Products Fund - Service Class
	Jennison 20/20 Focus Subaccount	Jennison Subaccount	VIP Government Money Market Subaccount
	2017	2017	2017
Investment activity:
Reinvested dividends	$0	$0	$13,960
Risk and administrative expense (note 2)	(15,122)	(4,958)	(30,635)

Net investment activity	(15,122)	(4,958)	(16,675)

Reinvested capital gains	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	111,336	24,419	123
Unrealized gain (loss)	196,377	89,000	0

Net gain (loss) on investments	307,713	113,419	123

Net increase (decrease) in contract owners’ equity from operations	$292,591	$108,461	$(16,552)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2017

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount	VIP Contrafund® Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount	VIP Target Volatility Subaccount
	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$37,923	$47,389	$239	$20,705	$41,142	$88,413
Risk and administrative expense (note 2)	(101,520)	(80,253)	(3,644)	(17,635)	(34,414)	(106,089)

Net investment activity	(63,597)	(32,864)	(3,405)	3,070	6,728	(17,676)

Reinvested capital gains	363,794	326,873	22,087	28,601	154,742	482,484

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	112,825	91,871	7,279	5,042	63,637	70,280
Unrealized gain (loss)	935,266	710,192	60,856	110,144	(164,351)	514,913

Net gain (loss) on investments	1,048,091	802,063	68,135	115,186	(100,714)	585,193

Net increase (decrease) in contract owners’ equity from operations	$1,348,288	$1,096,072	$86,817	$146,857	$60,756	$1,050,001

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2017

	Janus Aspen Series - Service Shares
	Janus Henderson Research Subaccount	Janus Henderson Global Research Subaccount	Janus Henderson Balanced Subaccount	Janus Henderson Overseas Subaccount	Janus Henderson U.S. Low Volatility Subaccount	Janus Henderson Flexible Bond Subaccount
	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$1,936	$830	$22,695	$52,989	$336,865	$8,453
Risk and administrative expense (note 2)	(10,227)	(1,703)	(23,344)	(44,944)	(344,059)	(4,984)

Net investment activity	(8,291)	(873)	(649)	8,045	(7,194)	3,469

Reinvested capital gains	7,618	0	2,849	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	5,746	2,662	50,489	(186,029)	388,518	(4)
Unrealized gain (loss)	161,726	25,060	202,468	1,026,175	2,814,443	2,323

Net gain (loss) on investments	167,472	27,722	252,957	840,146	3,202,961	2,319

Net increase (decrease) in contract owners’ equity from operations	$166,799	$26,849	$255,157	$848,191	$3,195,767	$5,788

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2017

	J.P. Morgan Insurance Trust - Class I		MFS® Variable Insurance Trust II - Service Class	MFS® Variable Insurance Trust - Service Class
	Small Cap Core Subaccount	Mid Cap Value Subaccount	Massachusetts Investors Growth Stock Subaccount	New Discovery Subaccount	Mid Cap Growth Subaccount	Total Return Subaccount
	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$2,354	$23,565	$369	$0	$0	$36,911
Risk and administrative expense (note 2)	(9,322)	(39,605)	(1,020)	(6,619)	(5,096)	(19,324)

Net investment activity	(6,968)	(16,040)	(651)	(6,619)	(5,096)	17,587

Reinvested capital gains	5,168	131,419	4,613	10,575	24,552	47,382

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	20,286	135,709	138	3,191	8,470	13,798
Unrealized gain (loss)	81,607	89,709	16,484	104,999	61,516	71,918

Net gain (loss) on investments	101,893	225,418	16,622	108,190	69,986	85,716

Net increase (decrease) in contract owners’ equity from operations	$100,093	$340,797	$20,584	$112,146	$89,442	$150,685

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2017

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity RealReturn® Strategy Subaccount	Global Diversified Allocation Subaccount	Short-Term Subaccount	Low Duration Subaccount
	2017	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$239,759	$278,050	$17,496	$168,202	$740,642	$9,678	$28,378
Risk and administrative expense (note 2)	(137,255)	(183,577)	(10,512)	(22,103)	(355,358)	(5,677)	(26,562)

Net investment activity	102,504	94,473	6,984	146,099	385,284	4,001	1,816

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(63,973)	(35,244)	(9,982)	(50,934)	56,585	1,064	(3,372)
Unrealized gain (loss)	188,283	421,308	62,190	(77,592)	3,077,962	2,912	3,972

Net gain (loss) on investments	124,310	386,064	52,208	(128,526)	3,134,547	3,976	600

Net increase (decrease) in contract owners’ equity from operations	$226,814	$480,537	$59,192	$17,573	$3,519,831	$7,977	$2,416

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2017

	Royce Capital Fund - Investment Class		Dreyfus Variable Investment Fund - Service Shares	Franklin Templeton Variable Insurance Products Trust - Class 2
	Micro-Cap Subaccount	Small-Cap Subaccount	Appreciation Subaccount	Templeton Foreign VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Franklin Income VIP Subaccount
	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$9,382	$35,714	$8,649	$47,029	$0	$34,325
Risk and administrative expense (note 2)	(18,095)	(49,027)	(9,565)	(22,397)	(1,804)	(11,105)

Net investment activity	(8,713)	(13,313)	(916)	24,632	(1,804)	23,220

Reinvested capital gains	146,990	0	92,924	0	341	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	7,125	(134,740)	(291)	11,065	(3,381)	1,610
Unrealized gain (loss)	(92,764)	289,420	82,959	221,355	39,212	41,039

Net gain (loss) on investments	(85,639)	154,680	82,668	232,420	35,831	42,649

Net increase (decrease) in contract owners’ equity from operations	$52,638	$141,367	$174,676	$257,052	$34,368	$65,869

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2017

	Franklin Templeton Variable Insurance Products Trust - Class 4				Franklin Templeton Variable Insurance Products Trust - Class 5
	Templeton Foreign VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Franklin Income VIP Subaccount	Franklin Founding Funds Allocation VIP Subaccount	Franklin VolSmart Allocation VIP Subaccount
	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$170,233	$0	$82,646	$21,170	$0
Risk and administrative expense (note 2)	(132,271)	(18,623)	(26,941)	(10,565)	(39,543)

Net investment activity	37,962	(18,623)	55,705	10,605	(39,543)

Reinvested capital gains	0	2,977	0	33,952	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	76,816	(132,385)	12,930	(203)	21,881
Unrealized gain (loss)	1,273,724	447,221	97,540	30,201	393,403

Net gain (loss) on investments	1,350,540	314,836	110,470	29,998	415,284

Net increase (decrease) in contract owners’ equity from operations	$1,388,502	$299,190	$166,175	$74,555	$375,741

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2017

	Neuberger Berman Advisers Management Trust - S Class	Legg Mason Partners Variable Equity Trust - Class I			Legg Mason Partners Variable Income Trust - Class II
	AMT Mid Cap Intrinsic Value Subaccount	ClearBridge Variable Dividend Strategy Subaccount	ClearBridge Variable Large Cap Value Subaccount	QS Legg Mason Dynamic Multi- Strategy VIT Subaccount	Western Asset Core Plus VIT II Subaccount
	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$5,072	$9,845	$8,019	$698,803	$373,261
Risk and administrative expense (note 2)	(13,966)	(6,569)	(6,123)	(665,717)	(124,883)

Net investment activity	(8,894)	3,276	1,896	33,086	248,378

Reinvested capital gains	0	0	17,186	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	48,937	4,757	1,018	37,720	(33,168)
Unrealized gain (loss)	108,410	94,480	51,104	5,403,985	190,663

Net gain (loss) on investments	157,347	99,237	52,122	5,441,705	157,495

Net increase (decrease) in contract owners’ equity from operations	$148,453	$102,513	$71,204	$5,474,791	$405,873

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2017

	Federated Insurance Series				Ivy Variable Insurance Portfolios
	Kaufmann Fund II Service Shares Subaccount	Managed Volatility Fund II Subaccount	Managed Tail Risk Fund II Service Shares Subaccount	Managed Tail Risk Fund II Primary Shares Subaccount	VIP Asset Strategy Subaccount	VIP Natural Resources Subaccount	VIP Science and Technology Subaccount
	2017	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$0	$466,337	$42,370	$2,857	$58,022	$476	$0
Risk and administrative expense (note 2)	(9,216)	(171,702)	(45,552)	(2,522)	(47,994)	(4,683)	(5,291)

Net investment activity	(9,216)	294,635	(3,182)	335	10,028	(4,207)	(5,291)

Reinvested capital gains	75,188	0	0	0	0	0	34,514

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	4,472	(46,286)	(36,784)	109	(80,995)	(14,226)	6,964
Unrealized gain (loss)	90,905	1,537,861	313,654	16,765	649,667	23,926	68,268

Net gain (loss) on investments	95,377	1,491,575	276,870	16,874	568,672	9,700	75,232

Net increase (decrease) in contract owners’ equity from operations	$161,349	$1,786,210	$273,688	$17,209	$578,700	$5,493	$104,455

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2017

	Northern Lights Variable Trust - Class 2			Northern Lights Variable Trust - Class 3
	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount
	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$96,620	$228,279	$80,630	$5,396	$10,062	$3,989
Risk and administrative expense (note 2)	(89,383)	(201,194)	(74,749)	(4,637)	(7,902)	(3,378)

Net investment activity	7,237	27,085	5,881	759	2,160	611

Reinvested capital gains	9,844	0	0	564	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	28,578	58,280	21,317	1,133	1,992	1,446
Unrealized gain (loss)	510,817	1,565,283	728,083	28,082	70,515	35,426

Net gain (loss) on investments	539,395	1,623,563	749,400	29,215	72,507	36,872

Net increase (decrease) in contract owners’ equity from operations	$556,476	$1,650,648	$755,281	$30,538	$74,667	$37,483

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2017

	AB Variable Products Series Funds, Inc. - Class B
	VPS Dynamic Asset Allocation Subaccount	VPS Global Risk Allocation Moderate Subaccount	VPS Growth and Income Subaccount	VPS Small Cap Growth Subaccount	Total Subaccounts
	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$115,074	$5,492	$223	$0	$5,906,884
Risk and administrative expense (note 2)	(91,236)	(23,782)	(573)	(1)	(5,675,628)

Net investment activity	23,838	(18,290)	(350)	(1)	231,256

Reinvested capital gains	0	8,051	1,544	0	7,997,448

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	44,892	32,096	106	0	4,566,833
Unrealized gain (loss)	708,180	141,461	5,938	(11)	39,013,920

Net gain (loss) on investments	753,072	173,557	6,044	(11)	43,580,753

Net increase (decrease) in contract owners’ equity from operations	$776,910	$163,318	$7,238	$(12)	$51,809,457

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount (note 4)	Bond Subaccount		Omni Subaccount
	2017	2016	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(108,283)	$(102,737)	$(4,292)	$(17,416)	$(16,253)	$(1,699)	$(1,504)
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	336,783	74,118	0	29,298	39,044	4,948	3,504
Unrealized gain (loss)	791,367	864,741	0	51,458	51,270	22,612	9,130

Net increase (decrease) in contract owners’ equity from operations	1,019,867	836,122	(4,292)	63,340	74,061	25,861	11,130

Equity transactions:
Contract purchase payments (note 1)	21,523	167,961	19,215	0	43,684	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(752,178)	192,820	(2,078,191)	242,620	(98,149)	13,006	(3,785)
Transfers (to) and from fixed dollar contract	(54,380)	31,609	0	1,730	22,049	1,672	0
Withdrawals and surrenders	(401,451)	(450,103)	(486)	(19,576)	(62,859)	(4,765)	(504)
Surrender charges (note 2)	(1,993)	(334)	0	(4)	0	0	0
Annual contract charges (note 2)	(69,150)	(69,207)	(1,021)	(9,311)	(8,932)	(661)	(644)
Annuity and death benefit payments	(181,935)	(202,055)	(4,156)	(96,326)	(20,613)	(1,525)	(1,295)

Net equity transactions	(1,439,564)	(329,309)	(2,064,639)	119,133	(124,820)	7,727	(6,228)

Net change in contract owners’ equity	(419,697)	506,813	(2,068,931)	182,473	(50,759)	33,588	4,902
Contract owners’ equity:
Beginning of period	8,597,355	8,090,542	2,068,931	1,167,116	1,217,875	131,203	126,301

End of period	$8,177,658	$8,597,355	$0	$1,349,589	$1,167,116	$164,791	$131,203

Change in units:
Beginning units	588,032	614,388	184,575	66,166	73,991	8,284	8,685

Units purchased	10,558	66,982	4,305	14,243	5,505	796	22
Units redeemed	(100,869)	(93,338)	(188,880)	(8,387)	(13,330)	(484)	(423)

Ending units	497,721	588,032	0	72,022	66,166	8,596	8,284

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Ohio National Fund, Inc.
	ON International Equity Subaccount		Capital Appreciation Subaccount		ON Foreign Subaccount		Aggressive Growth Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(40,735)	$(39,567)	$(37,878)	$(85,367)	$(4,743)	$(5,044)	$(8,495)	$(7,796)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	162,304	21,738	177,320	768,198	4,756	10,071	28,976	46,532
Unrealized gain (loss)	545,011	(181,142)	260,969	(86,517)	58,893	(42,480)	116,969	(34,636)

Net increase (decrease) in contract owners’ equity from operations	666,580	(198,971)	400,411	596,314	58,906	(37,453)	137,450	4,100

Equity transactions:
Contract purchase payments (note 1)	0	3,200	3,304	175,851	0	0	9,000	9,000
Extra credit fund deposit (note 1)	0	128	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(458,946)	126,159	(405,369)	(5,071,431)	(3,055)	(68,768)	(21,651)	23,014
Transfers (to) and from fixed dollar contract	0	(133,377)	576	25,781	0	0	0	(90,676)
Withdrawals and surrenders	(92,026)	(264,699)	(100,203)	(408,012)	(11,111)	(19,179)	(21,030)	(25,362)
Surrender charges (note 2)	(12)	(4)	(555)	(323)	0	0	0	0
Annual contract charges (note 2)	(20,249)	(21,763)	(22,662)	(57,698)	(2,581)	(3,660)	(5,042)	(5,102)
Annuity and death benefit payments	(144,043)	(57,253)	(39,692)	(161,367)	(2,204)	(31,431)	(11,838)	(9,552)

Net equity transactions	(715,276)	(347,609)	(564,601)	(5,497,199)	(18,951)	(123,038)	(50,561)	(98,678)

Net change in contract owners’ equity	(48,696)	(546,580)	(164,190)	(4,900,885)	39,955	(160,491)	86,889	(94,578)
Contract owners’ equity:
Beginning of period	2,748,750	3,295,330	3,129,188	8,030,073	324,600	485,091	542,244	636,822

End of period	$2,700,054	$2,748,750	$2,964,998	$3,129,188	$364,555	$324,600	$629,133	$542,244

Change in units:
Beginning units	285,256	320,693	94,368	299,998	17,759	24,708	42,046	52,993

Units purchased	13,236	24,565	3,939	13,542	254	756	610	4,911
Units redeemed	(74,527)	(60,002)	(19,698)	(219,172)	(1,141)	(7,705)	(3,430)	(15,858)

Ending units	223,965	285,256	78,609	94,368	16,872	17,759	39,226	42,046

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Ohio National Fund, Inc.
	Small Cap Growth Subaccount		Mid Cap Opportunity Subaccount		S&P 500® Index Subaccount		Strategic Value Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(42,656)	$(55,408)	$(6,030)	$(7,859)	$(133,523)	$(59,068)	$(112,698)	$(97,456)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	138,684	331,785	71,062	58,087	231,141	58,167	280,498	325,895
Unrealized gain (loss)	553,795	(10,863)	37,772	(47,986)	1,775,739	504,064	875,783	413,123

Net increase (decrease) in contract owners’ equity from operations	649,823	265,514	102,804	2,242	1,873,357	503,163	1,043,583	641,562

Equity transactions:
Contract purchase payments (note 1)	44,616	108,141	130	120	771,487	149,672	52,809	193,216
Extra credit fund deposit (note 1)	0	0	0	0	0	312	11	9
Transfers (to) and from other subaccounts	(288,521)	(1,784,235)	(20,810)	(104,433)	(312,598)	6,272,814	(188,425)	941,540
Transfers (to) and from fixed dollar contract	(26,014)	21,096	0	0	(14,168)	53,265	(37,640)	49,031
Withdrawals and surrenders	(105,283)	(192,502)	(114,431)	(9,804)	(352,727)	(82,769)	(411,011)	(383,896)
Surrender charges (note 2)	(471)	(612)	0	0	(1,714)	(17)	(1,977)	(287)
Annual contract charges (note 2)	(25,975)	(37,395)	(4,375)	(4,924)	(80,740)	(37,433)	(75,458)	(68,191)
Annuity and death benefit payments	(36,814)	(102,677)	(841)	(3,974)	(166,145)	(76,681)	(145,588)	(170,537)

Net equity transactions	(438,462)	(1,988,184)	(140,327)	(123,015)	(156,605)	6,279,163	(807,279)	560,885

Net change in contract owners’ equity	211,361	(1,722,670)	(37,523)	(120,773)	1,716,752	6,782,326	236,304	1,202,447
Contract owners’ equity:
Beginning of period	3,058,688	4,781,358	470,302	591,075	9,580,370	2,798,044	8,289,931	7,087,484

End of period	$3,270,049	$3,058,688	$432,779	$470,302	$11,297,122	$9,580,370	$8,526,235	$8,289,931

Change in units:
Beginning units	188,802	309,806	21,431	26,905	446,255	144,940	447,094	417,490

Units purchased	6,939	27,596	258	497	52,288	320,929	19,109	113,120
Units redeemed	(29,206)	(148,600)	(6,194)	(5,971)	(59,868)	(19,614)	(58,026)	(83,516)

Ending units	166,535	188,802	15,495	21,431	438,675	446,255	408,177	447,094

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Ohio National Fund, Inc.
	High Income Bond Subaccount		ClearBridge Small Cap Subaccount		Nasdaq-100® Index Subaccount		Bristol Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(78,087)	$(72,584)	$(48,099)	$(30,593)	$(33,049)	$(25,508)	$(55,478)	$(62,854)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	183,575	208,119	175,544	39,405	150,507	64,476	413,541	650,673
Unrealized gain (loss)	217,717	527,059	253,564	580,597	534,626	65,144	533,019	(126,690)

Net increase (decrease) in contract owners’ equity from operations	323,205	662,594	381,009	589,409	652,084	104,112	891,082	461,129

Equity transactions:
Contract purchase payments (note 1)	11,963	107,145	9,743	49,762	164,201	70,543	11,782	91,420
Extra credit fund deposit (note 1)	0	0	0	0	0	128	7	6
Transfers (to) and from other subaccounts	6,949	283,858	(240,025)	1,617,147	87,591	(14,660)	(457,301)	(1,122,162)
Transfers (to) and from fixed dollar contract	3,675	78,369	(20,019)	(139,388)	13,513	66,530	(11,975)	30,226
Withdrawals and surrenders	(242,831)	(363,124)	(277,298)	(111,626)	(5,789)	(51,487)	(221,635)	(256,625)
Surrender charges (note 2)	(1,224)	(199)	(1,058)	(382)	(1)	(12)	(898)	(205)
Annual contract charges (note 2)	(49,744)	(48,218)	(32,105)	(19,582)	(14,885)	(13,796)	(36,996)	(43,949)
Annuity and death benefit payments	(142,225)	(115,509)	(68,423)	(54,414)	(107,923)	(12,901)	(64,729)	(108,927)

Net equity transactions	(413,437)	(57,678)	(629,185)	1,341,517	136,707	44,345	(781,745)	(1,410,216)

Net change in contract owners’ equity	(90,232)	604,916	(248,176)	1,930,926	788,791	148,457	109,337	(949,087)
Contract owners’ equity:
Beginning of period	5,904,960	5,300,044	3,954,616	2,023,690	2,064,650	1,916,193	4,119,403	5,068,490

End of period	$5,814,728	$5,904,960	$3,706,440	$3,954,616	$2,853,441	$2,064,650	$4,228,740	$4,119,403

Change in units:
Beginning units	284,581	290,045	106,848	68,332	187,868	187,875	179,819	243,624

Units purchased	13,502	47,846	4,598	54,650	36,875	19,591	2,684	14,218
Units redeemed	(33,065)	(53,310)	(22,513)	(16,134)	(26,455)	(19,598)	(33,812)	(78,023)

Ending units	265,018	284,581	88,933	106,848	198,288	187,868	148,691	179,819

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Ohio National Fund, Inc.
	Bryton Growth Subaccount		Balanced Subaccount		S&P MidCap 400® Index Subaccount		Bristol Growth Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(28,875)	$(43,936)	$(313,739)	$(223,256)	$(16,071)	$(15,217)	$(33,301)	$(31,802)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	139,700	589,780	293,368	62,843	14,050	7,846	207,676	389,032
Unrealized gain (loss)	270,049	(417,128)	2,188,934	799,555	155,674	88,448	431,828	(203,257)

Net increase (decrease) in contract owners’ equity from operations	380,874	128,716	2,168,563	639,142	153,653	81,077	606,203	153,973

Equity transactions:
Contract purchase payments (note 1)	7,325	83,074	357,360	998,390	0	0	9,199	51,757
Extra credit fund deposit (note 1)	7	6	0	186	0	0	4	4
Transfers (to) and from other subaccounts	(217,736)	(1,678,859)	(487,819)	7,589,139	0	(40,728)	(270,886)	(147,011)
Transfers (to) and from fixed dollar contract	(6,912)	22,380	577,396	516,301	1,248	1,248	(14,525)	19,299
Withdrawals and surrenders	(102,322)	(167,561)	(716,467)	(162,451)	(15,495)	(69,182)	(83,206)	(109,283)
Surrender charges (note 2)	(231)	(139)	(4,623)	(5,044)	0	0	(355)	(103)
Annual contract charges (note 2)	(19,369)	(30,910)	(207,193)	(145,154)	(16,510)	(16,309)	(22,588)	(22,849)
Annuity and death benefit payments	(30,873)	(83,511)	(697,223)	(140,621)	(20,785)	(8,865)	(32,429)	(51,097)

Net equity transactions	(370,111)	(1,855,520)	(1,178,569)	8,650,746	(51,542)	(133,836)	(414,786)	(259,283)

Net change in contract owners’ equity	10,763	(1,726,804)	989,994	9,289,888	102,111	(52,759)	191,417	(105,310)
Contract owners’ equity:
Beginning of period	2,087,956	3,814,760	23,432,300	14,142,412	1,134,193	1,186,952	2,346,619	2,451,929

End of period	$2,098,719	$2,087,956	$24,422,294	$23,432,300	$1,236,304	$1,134,193	$2,538,036	$2,346,619

Change in units:
Beginning units	122,064	228,732	1,380,439	875,760	78,123	88,142	129,847	144,944

Units purchased	1,241	36,331	92,858	604,979	296	391	2,320	33,363
Units redeemed	(20,964)	(142,999)	(154,603)	(100,300)	(3,659)	(10,410)	(21,964)	(48,460)

Ending units	102,341	122,064	1,318,694	1,380,439	74,760	78,123	110,203	129,847

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Ohio National Fund, Inc.					Wells Fargo Variable Trust
	Risk Managed Balanced Subaccount		ON Balanced Model Subaccount	ON Moderate Growth Model Subaccount	ON Growth Model Subaccount	Opportunity Subaccount
	2017	2016	2017 (a)	2017 (a)	2017 (a)	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(95,256)	$(76,841)	$(7,634)	$(6,171)	$(170)	$(138)	$106
Reinvested capital gains	0	0	0	0	0	1,572	1,671
Realized gain (loss)	73,510	8,545	502	96	3	83	57
Unrealized gain (loss)	1,025,302	214,962	71,914	48,884	3,663	1,826	(118)

Net increase (decrease) in contract owners’ equity from operations	1,003,556	146,666	64,782	42,809	3,496	3,343	1,716

Equity transactions:
Contract purchase payments (note 1)	301,071	963,039	244,843	131,440	116,620	0	0
Extra credit fund deposit (note 1)	0	557	0	0	0	0	0
Transfers (to) and from other subaccounts	(13,679)	1,193,688	1,092,311	1,489,447	0	0	0
Transfers (to) and from fixed dollar contract	177,530	388,668	0	0	0	0	0
Withdrawals and surrenders	(80,438)	(87,430)	0	0	0	0	0
Surrender charges (note 2)	(1,197)	(4,826)	0	0	0	0	0
Annual contract charges (note 2)	(72,204)	(53,947)	(9,043)	(2,007)	0	(101)	(88)
Annuity and death benefit payments	(220,652)	(32,005)	(4,222)	0	0	0	0

Net equity transactions	90,431	2,367,744	1,323,889	1,618,880	116,620	(101)	(88)

Net change in contract owners’ equity	1,093,987	2,514,410	1,388,671	1,661,689	120,116	3,242	1,628
Contract owners’ equity:
Beginning of period	6,229,414	3,715,004	0	0	0	17,885	16,257

End of period	$7,323,401	$6,229,414	$1,388,671	$1,661,689	$120,116	$21,127	$17,885

Change in units:
Beginning units	583,323	355,964	0	0	0	606	609

Units purchased	58,344	270,246	130,889	152,388	10,893	0	0
Units redeemed	(50,496)	(42,887)	(1,288)	(194)	0	(4)	(3)

Ending units	591,171	583,323	129,601	152,194	10,893	602	606

(a)	Period from March 3, 2017, date of commencement of operations, to December 31, 2017.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Morgan Stanley Variable Insurance Fund, Inc. - Class II
	VIF Core Plus Fixed Income Subaccount		VIF U.S. Real Estate Subaccount		VIF Growth Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$8,070	$1,560	$(813)	$(4,025)	$(9,848)	$(7,042)
Reinvested capital gains	0	0	0	0	73,042	99,471
Realized gain (loss)	2,598	2,097	60,491	100,603	4,587	10,128
Unrealized gain (loss)	12,542	17,774	(39,708)	(29,809)	206,832	(121,622)

Net increase (decrease) in contract owners’ equity from operations	23,210	21,431	19,970	66,769	274,613	(19,065)

Equity transactions:
Contract purchase payments (note 1)	95,735	900	6,820	6,288	47,641	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(11,048)	2,993	61,468	(80,964)	9,557	71,948
Transfers (to) and from fixed dollar contract	11,006	624	312	312	416	0
Withdrawals and surrenders	(10,396)	(24,656)	(60,432)	(95,508)	0	(43,365)
Surrender charges (note 2)	0	0	(3)	(4)	0	0
Annual contract charges (note 2)	(5,027)	(4,724)	(9,705)	(11,098)	(2,215)	(1,609)
Annuity and death benefit payments	(8,130)	(8,175)	(39,936)	(28,549)	(959)	(822)

Net equity transactions	72,140	(33,038)	(41,476)	(209,523)	54,440	26,152

Net change in contract owners’ equity	95,350	(11,607)	(21,506)	(142,754)	329,053	7,087
Contract owners’ equity:
Beginning of period	470,933	482,540	1,309,269	1,452,023	646,936	639,849

End of period	$566,283	$470,933	$1,287,763	$1,309,269	$975,989	$646,936

Change in units:
Beginning units	32,742	35,003	41,755	48,787	29,490	28,149

Units purchased	10,548	2,387	4,566	2,428	2,514	4,819
Units redeemed	(4,211)	(4,648)	(5,536)	(9,460)	(485)	(3,478)

Ending units	39,079	32,742	40,785	41,755	31,519	29,490

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds)
	Invesco V.I. International Growth Subaccount		Invesco V.I. Balanced-Risk Allocation Subaccount
	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(621)	$(845)	$254,160	$(99,835)
Reinvested capital gains	0	0	575,462	0
Realized gain (loss)	20,988	(7,137)	(22,226)	(122,432)
Unrealized gain (loss)	267,506	(24,866)	21,158	909,947

Net increase (decrease) in contract owners’ equity from operations	287,873	(32,848)	828,554	687,680

Equity transactions:
Contract purchase payments (note 1)	1,935	95,958	358,605	326,496
Extra credit fund deposit (note 1)	0	0	2	2
Transfers (to) and from other subaccounts	66,375	(101,093)	605,615	1,606,740
Transfers (to) and from fixed dollar contract	7,726	46,459	107,673	155,496
Withdrawals and surrenders	(131,945)	(12,532)	(465,625)	(113,904)
Surrender charges (note 2)	0	0	(7,631)	(2,021)
Annual contract charges (note 2)	(10,795)	(10,368)	(119,051)	(94,650)
Annuity and death benefit payments	(18,538)	(16,859)	(160,191)	(64,393)

Net equity transactions	(85,242)	1,565	319,397	1,813,766

Net change in contract owners’ equity	202,631	(31,283)	1,147,951	2,501,446
Contract owners’ equity:
Beginning of period	1,418,036	1,449,319	9,687,547	7,186,101

End of period	$1,620,667	$1,418,036	$10,835,498	$9,687,547

Change in units:
Beginning units	130,970	130,792	828,782	676,239

Units purchased	16,943	18,471	97,632	244,022
Units redeemed	(25,081)	(18,293)	(70,566)	(91,479)

Ending units	122,832	130,970	855,848	828,782

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$10,412	$22,181	$(1,423)	$(686)	$(3,774)	$(2,608)
Reinvested capital gains	589,285	33,772	64,218	23,513	20,488	35
Realized gain (loss)	(16,769)	(107,166)	69,449	23,698	6,407	1,715
Unrealized gain (loss)	(310,040)	384,134	8,148	12,506	85,033	4,049

Net increase (decrease) in contract owners’ equity from operations	272,888	332,921	140,392	59,031	108,154	3,191

Equity transactions:
Contract purchase payments (note 1)	1,937	814	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(87,916)	(457,121)	(149,942)	(25,746)	47,518	7,796
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(86,014)	(179,229)	(4,373)	(57,513)	(4,666)	(504)
Surrender charges (note 2)	(10)	(7)	(2)	0	0	0
Annual contract charges (note 2)	(27,710)	(31,701)	(4,131)	(4,614)	(2,452)	(2,085)
Annuity and death benefit payments	(72,432)	(98,987)	(40,730)	(10,592)	(599)	(407)

Net equity transactions	(272,145)	(766,231)	(199,178)	(98,465)	39,801	4,800

Net change in contract owners’ equity	743	(433,310)	(58,786)	(39,434)	147,955	7,991
Contract owners’ equity:
Beginning of period	3,398,443	3,831,753	690,916	730,350	343,215	335,224

End of period	$3,399,186	$3,398,443	$632,130	$690,916	$491,170	$343,215

Change in units:
Beginning units	207,540	256,936	35,320	40,773	17,740	17,427

Units purchased	6,854	4,314	9	178	3,000	1,164
Units redeemed	(22,784)	(53,710)	(8,919)	(5,631)	(1,039)	(851)

Ending units	191,610	207,540	26,410	35,320	19,701	17,740

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount		Global Trends Allocation Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$607	$7,806	$(7)	$(769)	$(4,625)	$(2,848)	$(80,536)	$(93,185)
Reinvested capital gains	1,039,371	63,485	27,330	5,325	28,280	41	190,144	0
Realized gain (loss)	35,348	(203,143)	1,254	(15,636)	4,325	358	30,060	(77,145)
Unrealized gain (loss)	(603,511)	793,404	14,924	10,479	110,676	4,920	649,847	375,423

Net increase (decrease) in contract owners’ equity from operations	471,815	661,552	43,501	(601)	138,656	2,471	789,515	205,093

Equity transactions:
Contract purchase payments (note 1)	20,885	180,044	75,431	0	70,618	0	219,401	477,515
Extra credit fund deposit (note 1)	22	18	0	0	0	0	22	20
Transfers (to) and from other subaccounts	(262,938)	(2,591,708)	5,721	(1,103)	64,357	(269)	(36,949)	(2,085,736)
Transfers (to) and from fixed dollar contract	(295)	(89,674)	0	(177,706)	0	0	31,958	88,309
Withdrawals and surrenders	(422,544)	(381,040)	0	0	(1,098)	(570)	(54,338)	(38,929)
Surrender charges (note 2)	(1,279)	(376)	0	0	0	0	(537)	(1,202)
Annual contract charges (note 2)	(57,602)	(76,868)	(1,074)	(538)	(2,770)	(1,601)	(82,032)	(91,067)
Annuity and death benefit payments	(71,288)	(198,699)	(3,432)	(1,166)	(8,198)	(5,660)	(149,243)	(40,632)

Net equity transactions	(795,039)	(3,158,303)	76,646	(180,513)	122,909	(8,100)	(71,718)	(1,691,722)

Net change in contract owners’ equity	(323,224)	(2,496,751)	120,147	(181,114)	261,565	(5,629)	717,797	(1,486,629)
Contract owners’ equity:
Beginning of period	6,363,457	8,860,208	156,547	337,661	411,029	416,658	6,949,917	8,436,546

End of period	$6,040,233	$6,363,457	$276,694	$156,547	$672,594	$411,029	$7,667,714	$6,949,917

Change in units:
Beginning units	423,100	649,956	8,019	20,759	24,616	25,119	620,889	775,276

Units purchased	17,480	40,455	4,061	0	7,927	323	35,015	77,324
Units redeemed	(69,761)	(267,311)	(389)	(12,740)	(1,051)	(826)	(41,457)	(231,711)

Ending units	370,819	423,100	11,691	8,019	31,492	24,616	614,447	620,889

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Strategic Equity Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$29,785	$(18,521)	$(7,376)	$(9,590)	$1,287	$(1,181)
Reinvested capital gains	0	0	76,697	39,532	5,432	1,623
Realized gain (loss)	88,441	(193,683)	(845)	(23,306)	355	127
Unrealized gain (loss)	1,456,203	1,285,305	26,780	90,754	20,276	11,935

Net increase (decrease) in contract owners’ equity from operations	1,574,429	1,073,101	95,256	97,390	27,350	12,504

Equity transactions:
Contract purchase payments (note 1)	28,777	100,087	6,460	1,528	0	0
Extra credit fund deposit (note 1)	4	4	0	0	0	0
Transfers (to) and from other subaccounts	93,289	(700,701)	4,231	(88,697)	0	0
Transfers (to) and from fixed dollar contract	1,628	29,179	6,677	1,641	0	0
Withdrawals and surrenders	(295,167)	(213,293)	(27,878)	(27,403)	0	0
Surrender charges (note 2)	(1,054)	(179)	(72)	0	0	0
Annual contract charges (note 2)	(59,151)	(54,990)	(5,206)	(5,263)	(175)	(159)
Annuity and death benefit payments	(102,316)	(158,174)	(15,852)	(11,807)	0	0

Net equity transactions	(333,990)	(998,067)	(31,640)	(130,001)	(175)	(159)

Net change in contract owners’ equity	1,240,439	75,034	63,616	(32,611)	27,175	12,345
Contract owners’ equity:
Beginning of period	6,056,683	5,981,649	780,306	812,917	160,463	148,118

End of period	$7,297,122	$6,056,683	$843,922	$780,306	$187,638	$160,463

Change in units:
Beginning units	299,470	347,440	25,264	30,435	8,754	8,763

Units purchased	25,256	28,064	1,514	766	0	0
Units redeemed	(43,262)	(76,034)	(2,517)	(5,937)	(8)	(9)

Ending units	281,464	299,470	24,261	25,264	8,746	8,754

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Lazard Retirement Series, Inc. - Service Shares				The Prudential Series Fund, Inc. - Class II
	International Equity Subaccount		Global Dynamic Multi Asset Subaccount		Jennison 20/20 Focus Subaccount		Jennison Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$145,457	$(11,165)	$(131,643)	$(84,528)	$(15,122)	$(14,813)	$(4,958)	$(5,004)
Reinvested capital gains	2,728,729	30,539	540,566	25,433	0	0	0	0
Realized gain (loss)	314,869	274,886	82,861	(23,820)	111,336	31,889	24,419	24,924
Unrealized gain (loss)	(799,532)	(989,632)	1,102,786	186,162	196,377	(17,840)	89,000	(29,021)

Net increase (decrease) in contract owners’ equity from operations	2,389,523	(695,372)	1,594,570	103,247	292,591	(764)	108,461	(9,101)

Equity transactions:
Contract purchase payments (note 1)	110,450	337,019	837,739	325,425	950	432	7,237	960
Extra credit fund deposit (note 1)	33	28	33	126	0	0	0	0
Transfers (to) and from other subaccounts	(553,625)	(817,276)	2,856	850,896	(76,416)	53,551	(15,895)	(13,886)
Transfers (to) and from fixed dollar contract	(20,277)	95,559	100,234	178,615	10,476	0	2,349	4,156
Withdrawals and surrenders	(700,880)	(685,008)	(181,987)	(60,129)	(147,219)	(12,397)	(31,433)	(42,055)
Surrender charges (note 2)	(2,853)	(1,561)	(718)	(2,915)	0	0	0	0
Annual contract charges (note 2)	(114,245)	(122,860)	(101,330)	(84,403)	(9,284)	(9,387)	(2,943)	(3,101)
Annuity and death benefit payments	(211,823)	(305,313)	(164,206)	(67,748)	(50,851)	(72,445)	(1,309)	0

Net equity transactions	(1,493,220)	(1,499,412)	492,621	1,139,867	(272,344)	(40,246)	(41,994)	(53,926)

Net change in contract owners’ equity	896,303	(2,194,784)	2,087,191	1,243,114	20,247	(41,010)	66,467	(63,027)
Contract owners’ equity:
Beginning of period	11,929,707	14,124,491	8,154,834	6,911,720	1,165,166	1,206,176	338,957	401,984

End of period	$12,826,010	$11,929,707	$10,242,025	$8,154,834	$1,185,413	$1,165,166	$405,424	$338,957

Change in units:
Beginning units	873,477	976,552	653,190	564,010	53,989	56,005	22,603	26,235

Units purchased	63,782	87,755	95,437	148,947	620	3,538	558	1,025
Units redeemed	(159,757)	(190,830)	(58,568)	(59,767)	(11,856)	(5,554)	(2,505)	(4,657)

Ending units	777,502	873,477	690,059	653,190	42,753	53,989	20,656	22,603

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Fidelity® Variable Insurance Products Fund - Service Class		Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Government Money Market Subaccount (note 4)		VIP Mid Cap Subaccount		VIP Contrafund® Subaccount		VIP Growth Subaccount
	2017	2016 (b)	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(16,675)	$(22,134)	$(63,597)	$(79,956)	$(32,864)	$(38,585)	$(3,405)	$(3,416)
Reinvested capital gains	0	0	363,794	506,727	326,873	449,016	22,087	32,898
Realized gain (loss)	123	(24)	112,825	(19,839)	91,871	81,316	7,279	4,056
Unrealized gain (loss)	0	0	935,266	371,916	710,192	(182,110)	60,856	(40,179)

Net increase (decrease) in contract owners’ equity from operations	(16,552)	(22,158)	1,348,288	778,848	1,096,072	309,637	86,817	(6,641)

Equity transactions:
Contract purchase payments (note 1)	6,590	1,300,003	73,133	127,689	0	288,554	42,915	0
Extra credit fund deposit (note 1)	0	0	9	7	0	0	0	0
Transfers (to) and from other subaccounts	79,515	2,497,870	(326,596)	(928,503)	11,809	(259,871)	92,687	(3,372)
Transfers (to) and from fixed dollar contract	0	0	24,956	38,552	13,369	(183,869)	5,015	(20,696)
Withdrawals and surrenders	(335,760)	(286,192)	(325,136)	(299,474)	(134,695)	(110,590)	(31,162)	(67,454)
Surrender charges (note 2)	(250)	(197)	(1,003)	(571)	0	(13)	(139)	(1,010)
Annual contract charges (note 2)	(17,530)	(14,653)	(64,029)	(69,048)	(38,650)	(37,943)	(791)	(1,106)
Annuity and death benefit payments	(436,484)	(465,583)	(154,865)	(206,345)	(73,608)	(157,480)	(5,574)	(5,729)

Net equity transactions	(703,919)	3,031,248	(773,531)	(1,337,693)	(221,775)	(461,212)	102,951	(99,367)

Net change in contract owners’ equity	(720,471)	3,009,090	574,757	(558,845)	874,297	(151,575)	189,768	(106,008)
Contract owners’ equity:
Beginning of period	3,009,090	0	7,591,696	8,150,541	5,562,802	5,714,377	250,355	356,363

End of period	$2,288,619	$3,009,090	$8,166,453	$7,591,696	$6,437,099	$5,562,802	$440,123	$250,355

Change in units:
Beginning units	264,572	0	251,084	299,383	260,310	283,766	17,957	25,211

Units purchased	57,972	391,505	10,863	18,071	5,577	17,531	8,429	909
Units redeemed	(118,277)	(126,933)	(36,341)	(66,370)	(15,408)	(40,987)	(3,973)	(8,163)

Ending units	204,267	264,572	225,606	251,084	250,479	260,310	22,413	17,957

(b)	Period from February 26, 2016, date of commencement of operations, to December 31, 2016.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Equity-Income Subaccount		VIP Real Estate Subaccount		VIP Target Volatility Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,070	$11,739	$6,728	$(1,543)	$(17,676)	$(22,813)
Reinvested capital gains	28,601	80,919	154,742	28,480	482,484	47,512
Realized gain (loss)	5,042	(23,322)	63,637	130,379	70,280	24,102
Unrealized gain (loss)	110,144	104,879	(164,351)	(52,692)	514,913	263,949

Net increase (decrease) in contract owners’ equity from operations	146,857	174,215	60,756	104,624	1,050,001	312,750

Equity transactions:
Contract purchase payments (note 1)	30,000	0	6,786	47,515	391,327	707,153
Extra credit fund deposit (note 1)	0	0	4	4	120	215
Transfers (to) and from other subaccounts	(17,780)	35,331	94,331	(83,219)	57,497	(1,297,838)
Transfers (to) and from fixed dollar contract	5,815	624	(6,026)	(173,206)	70,415	319,670
Withdrawals and surrenders	(34,911)	(100,324)	(113,294)	(127,420)	(237,642)	(95,992)
Surrender charges (note 2)	(7)	(3)	(567)	(105)	(3,744)	(4,233)
Annual contract charges (note 2)	(11,391)	(11,313)	(22,473)	(24,088)	(85,074)	(81,313)
Annuity and death benefit payments	(45,418)	(29,737)	(40,761)	(58,650)	(182,117)	(60,841)

Net equity transactions	(73,692)	(105,422)	(82,000)	(419,169)	10,782	(513,179)

Net change in contract owners’ equity	73,165	68,793	(21,244)	(314,545)	1,060,783	(200,429)
Contract owners’ equity:
Beginning of period	1,355,043	1,286,250	2,630,995	2,945,540	7,151,687	7,352,116

End of period	$1,428,208	$1,355,043	$2,609,751	$2,630,995	$8,212,470	$7,151,687

Change in units:
Beginning units	66,251	72,738	154,133	180,713	599,772	639,041

Units purchased	4,030	6,924	20,055	12,850	56,821	116,978
Units redeemed	(7,400)	(13,411)	(24,866)	(39,430)	(56,536)	(156,247)

Ending units	62,881	66,251	149,322	154,133	600,057	599,772

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Janus Aspen Series - Service Shares
	Janus Henderson Research Subaccount		Janus Henderson Global Research Subaccount		Janus Henderson Balanced Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(8,291)	$(6,034)	$(873)	$(479)	$(649)	$7,503
Reinvested capital gains	7,618	37,532	0	0	2,849	19,243
Realized gain (loss)	5,746	1,729	2,662	1,786	50,489	7,366
Unrealized gain (loss)	161,726	(40,022)	25,060	(800)	202,468	6,167

Net increase (decrease) in contract owners’ equity from operations	166,799	(6,795)	26,849	507	255,157	40,279

Equity transactions:
Contract purchase payments (note 1)	75,899	0	0	0	554,957	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	34,221	(2,001)	(2,234)	11,763	223,860	18,919
Transfers (to) and from fixed dollar contract	5,191	0	0	0	8,454	(56,258)
Withdrawals and surrenders	(13,648)	(12,016)	0	(14,280)	(379,760)	(5,064)
Surrender charges (note 2)	0	0	0	0	(30)	0
Annual contract charges (note 2)	(5,131)	(4,707)	(795)	(742)	(12,731)	(11,458)
Annuity and death benefit payments	(3,731)	(1,498)	(2,568)	(1,245)	(31,767)	(25,254)

Net equity transactions	92,801	(20,222)	(5,597)	(4,504)	362,983	(79,115)

Net change in contract owners’ equity	259,600	(27,017)	21,252	(3,997)	618,140	(38,836)
Contract owners’ equity:
Beginning of period	595,757	622,774	111,551	115,548	1,405,174	1,444,010

End of period	$855,357	$595,757	$132,803	$111,551	$2,023,314	$1,405,174

Change in units:
Beginning units	56,593	58,527	13,121	13,970	73,792	77,999

Units purchased	9,876	386	468	1,185	47,191	4,830
Units redeemed	(2,503)	(2,320)	(1,087)	(2,034)	(21,549)	(9,037)

Ending units	63,966	56,593	12,502	13,121	99,434	73,792

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Janus Aspen Series - Service Shares
	Janus Henderson Overseas Subaccount		Janus Henderson U.S. Low Volatility Subaccount		Janus Henderson Flexible Bond Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$8,045	$104,939	$(7,194)	$20,062	$3,469	$3,505
Reinvested capital gains	0	102,442	0	284,239	0	0
Realized gain (loss)	(186,029)	(335,379)	388,518	333,279	(4)	440
Unrealized gain (loss)	1,026,175	(152,423)	2,814,443	847,100	2,323	(3,967)

Net increase (decrease) in contract owners’ equity from operations	848,191	(280,421)	3,195,767	1,484,680	5,788	(22)

Equity transactions:
Contract purchase payments (note 1)	0	21,450	1,593,423	1,376,488	26,127	0
Extra credit fund deposit (note 1)	0	0	22	485	0	0
Transfers (to) and from other subaccounts	(308,075)	46,124	229,080	1,355,684	7,808	345,407
Transfers (to) and from fixed dollar contract	0	(55,140)	433,768	934,970	0	0
Withdrawals and surrenders	(104,928)	(137,510)	(714,895)	(219,699)	0	(4,420)
Surrender charges (note 2)	(6)	(6)	(18,949)	(10,741)	0	0
Annual contract charges (note 2)	(27,176)	(28,735)	(257,396)	(214,525)	(4,892)	(4,962)
Annuity and death benefit payments	(75,833)	(92,327)	(534,209)	(121,412)	(19,989)	(16,658)

Net equity transactions	(516,018)	(246,144)	730,844	3,101,250	9,054	319,367

Net change in contract owners’ equity	332,173	(526,565)	3,926,611	4,585,930	14,842	319,345
Contract owners’ equity:
Beginning of period	3,092,701	3,619,266	22,560,327	17,974,397	319,345	0

End of period	$3,424,874	$3,092,701	$26,486,938	$22,560,327	$334,187	$319,345

Change in units:
Beginning units	313,043	341,078	1,438,483	1,239,972	31,902	0

Units purchased	11,429	39,085	172,730	354,383	3,340	34,670
Units redeemed	(56,852)	(67,120)	(127,843)	(155,872)	(2,476)	(2,768)

Ending units	267,620	313,043	1,483,370	1,438,483	32,766	31,902

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	J.P. Morgan Insurance Trust - Class I				MFS® Variable Insurance Trust II Service Class
	Small Cap Core Subaccount		Mid Cap Value Subaccount		Massachusetts Investors Growth Stock Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,968)	$(4,344)	$(16,040)	$(13,853)	$(651)	$(584)
Reinvested capital gains	5,168	47,127	131,419	132,207	4,613	7,823
Realized gain (loss)	20,286	(5,854)	135,709	173,299	138	(92)
Unrealized gain (loss)	81,607	69,107	89,709	24,451	16,484	(4,396)

Net increase (decrease) in contract owners’ equity from operations	100,093	106,036	340,797	316,104	20,584	2,751

Equity transactions:
Contract purchase payments (note 1)	29,000	58,173	69,016	64,643	0	10,861
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	65,331	(72,219)	7,216	(36,982)	(3,328)	(22)
Transfers (to) and from fixed dollar contract	20,463	46,746	6,434	(123,859)	624	624
Withdrawals and surrenders	(6,808)	(14,331)	(69,019)	(147,194)	0	0
Surrender charges (note 2)	0	(2)	(2)	0	0	0
Annual contract charges (note 2)	(4,746)	(4,332)	(20,011)	(20,110)	(414)	(371)
Annuity and death benefit payments	(18,623)	(4,322)	(92,544)	(47,257)	(1,724)	0

Net equity transactions	84,617	9,713	(98,910)	(310,759)	(4,842)	11,092

Net change in contract owners’ equity	184,710	115,749	241,887	5,345	15,742	13,843
Contract owners’ equity:
Beginning of period	681,083	565,334	2,796,347	2,791,002	79,355	65,512

End of period	$865,793	$681,083	$3,038,234	$2,796,347	$95,097	$79,355

Change in units:
Beginning units	26,707	26,771	72,317	81,258	7,780	6,721

Units purchased	7,819	5,388	8,701	7,250	54	1,210
Units redeemed	(4,474)	(5,452)	(9,100)	(16,191)	(471)	(151)

Ending units	30,052	26,707	71,918	72,317	7,363	7,780

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	MFS® Variable Insurance Trust - Service Class
	New Discovery Subaccount		Mid Cap Growth Subaccount		Total Return Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,619)	$(5,675)	$(5,096)	$(4,631)	$17,587	$11,519
Reinvested capital gains	10,575	20,927	24,552	31,149	47,382	27,854
Realized gain (loss)	3,191	(4,966)	8,470	4,510	13,798	9,642
Unrealized gain (loss)	104,999	21,190	61,516	(18,343)	71,918	8,423

Net increase (decrease) in contract owners’ equity from operations	112,146	31,476	89,442	12,685	150,685	57,438

Equity transactions:
Contract purchase payments (note 1)	24,786	672	0	0	283,570	14,000
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(8,387)	9,002	1,164	4,951	1,287,877	(24,872)
Transfers (to) and from fixed dollar contract	0	6,031	1,984	0	22,701	0
Withdrawals and surrenders	(6,325)	(21,134)	(7,491)	(13,651)	(17,849)	(1,742)
Surrender charges (note 2)	0	0	(2)	(1)	0	0
Annual contract charges (note 2)	(3,999)	(3,926)	(2,804)	(2,764)	(8,498)	(6,322)
Annuity and death benefit payments	(12,800)	(10,711)	(6,742)	(7,015)	(16,822)	(5,156)

Net equity transactions	(6,725)	(20,066)	(13,891)	(18,480)	1,550,979	(24,092)

Net change in contract owners’ equity	105,421	11,410	75,551	(5,795)	1,701,664	33,346
Contract owners’ equity:
Beginning of period	456,655	445,245	360,781	366,576	809,897	776,551

End of period	$562,076	$456,655	$436,332	$360,781	$2,511,561	$809,897

Change in units:
Beginning units	20,727	21,664	23,541	24,873	43,434	44,837

Units purchased	959	1,392	1,449	1,540	86,490	2,150
Units redeemed	(1,372)	(2,329)	(2,363)	(2,872)	(2,392)	(3,553)

Ending units	20,314	20,727	22,627	23,541	127,532	43,434

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$102,504	$93,489	$94,473	$177,183	$6,984	$2,438
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(63,973)	(126,798)	(35,244)	(231,476)	(9,982)	(6,608)
Unrealized gain (loss)	188,283	434,803	421,308	719,331	62,190	25,940

Net increase (decrease) in contract owners’ equity from operations	226,814	401,494	480,537	665,038	59,192	21,770

Equity transactions:
Contract purchase payments (note 1)	64,039	125,910	144,221	357,373	5,995	3,952
Extra credit fund deposit (note 1)	20	17	20	17	0	0
Transfers (to) and from other subaccounts	636,597	(520,855)	768,560	(10,757,148)	60,861	149,702
Transfers (to) and from fixed dollar contract	45,038	112,406	69,831	163,366	3,511	0
Withdrawals and surrenders	(393,834)	(618,120)	(607,899)	(1,474,227)	(16,360)	(8,705)
Surrender charges (note 2)	(1,742)	(306)	(2,120)	(2,611)	0	0
Annual contract charges (note 2)	(92,097)	(97,016)	(120,221)	(200,773)	(5,497)	(6,116)
Annuity and death benefit payments	(171,385)	(169,677)	(330,803)	(456,536)	(20,651)	(18,614)

Net equity transactions	86,636	(1,167,641)	(78,411)	(12,370,539)	27,859	120,219

Net change in contract owners’ equity	313,450	(766,147)	402,126	(11,705,501)	87,051	141,989
Contract owners’ equity:
Beginning of period	9,887,273	10,653,420	13,644,722	25,350,223	842,642	700,653

End of period	$10,200,723	$9,887,273	$14,046,848	$13,644,722	$929,693	$842,642

Change in units:
Beginning units	693,928	778,845	907,551	1,716,800	55,730	43,498

Units purchased	79,614	49,525	108,082	127,520	12,924	16,177
Units redeemed	(69,690)	(134,442)	(98,760)	(936,769)	(8,258)	(3,945)

Ending units	703,852	693,928	916,873	907,551	60,396	55,730

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	PIMCO Variable Insurance Trust - Administrative Shares
	Commodity RealReturn® Strategy Subaccount		Global Diversified Allocation Subaccount		Short-Term Subaccount		Low Duration Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$146,099	$(5,098)	$385,284	$62,133	$4,001	$2,803	$1,816	$2,041
Reinvested capital gains	0	0	0	47,524	0	2,120	0	0
Realized gain (loss)	(50,934)	(120,257)	56,585	(268,070)	1,064	58	(3,372)	(515)
Unrealized gain (loss)	(77,592)	311,393	3,077,962	1,473,199	2,912	2,364	3,972	(9,651)

Net increase (decrease) in contract owners’ equity from operations	17,573	186,038	3,519,831	1,314,786	7,977	7,345	2,416	(8,125)

Equity transactions:
Contract purchase payments (note 1)	10,450	17,293	1,577,159	976,511	1,080	2,880	79,482	50
Extra credit fund deposit (note 1)	9	7	0	(1)	0	0	0	0
Transfers (to) and from other subaccounts	94,374	(54,207)	36,308	536,033	(27,907)	112,202	(200,690)	2,030,278
Transfers (to) and from fixed dollar contract	17,256	25,054	321,056	486,388	148,516	0	10,582	0
Withdrawals and surrenders	(9,839)	(27,445)	(722,557)	(69,031)	(2,628)	(2,956)	(143,482)	(15,752)
Surrender charges (note 2)	0	(4)	(8,741)	(2,450)	0	0	(871)	(3)
Annual contract charges (note 2)	(15,743)	(15,546)	(285,606)	(248,246)	(3,143)	(2,868)	(16,587)	(5,789)
Annuity and death benefit payments	(8,952)	(4,561)	(578,563)	(174,155)	(4,781)	(363,785)	(54,444)	(6,742)

Net equity transactions	87,555	(59,409)	339,056	1,505,049	111,137	(254,527)	(326,010)	2,002,042

Net change in contract owners’ equity	105,128	126,629	3,858,887	2,819,835	119,114	(247,182)	(323,594)	1,993,917
Contract owners’ equity:
Beginning of period	1,472,253	1,345,624	22,984,640	20,164,805	446,114	693,296	2,337,208	343,291

End of period	$1,577,381	$1,472,253	$26,843,527	$22,984,640	$565,228	$446,114	$2,013,614	$2,337,208

Change in units:
Beginning units	230,360	238,088	2,024,639	1,887,966	44,088	69,810	234,237	34,463

Units purchased	30,612	28,751	208,254	317,886	23,581	24,567	24,432	204,064
Units redeemed	(16,472)	(36,479)	(181,722)	(181,213)	(12,354)	(50,289)	(57,041)	(4,290)

Ending units	244,500	230,360	2,051,171	2,024,639	55,315	44,088	201,628	234,237

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Royce Capital Fund - Investment Class				Dreyfus Variable Investment Fund - Service Shares
	Micro-Cap Subaccount		Small-Cap Subaccount		Appreciation Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(8,713)	$(7,369)	$(13,313)	$884	$(916)	$881
Reinvested capital gains	146,990	0	0	662,471	92,924	92,634
Realized gain (loss)	7,125	(11,352)	(134,740)	(378,349)	(291)	(491)
Unrealized gain (loss)	(92,764)	243,625	289,420	520,972	82,959	(54,194)

Net increase (decrease) in contract owners’ equity from operations	52,638	224,904	141,367	805,978	174,676	38,830

Equity transactions:
Contract purchase payments (note 1)	30,783	22,300	27,373	116,638	0	0
Extra credit fund deposit (note 1)	0	0	20	17	0	0
Transfers (to) and from other subaccounts	(47,799)	(15,198)	(48,549)	(2,124,813)	91,731	(6,211)
Transfers (to) and from fixed dollar contract	17,849	4,229	12,723	22,380	0	0
Withdrawals and surrenders	(21,968)	(12,378)	(139,985)	(145,795)	(2,582)	(1,469)
Surrender charges (note 2)	0	0	0	(443)	0	0
Annual contract charges (note 2)	(10,552)	(10,599)	(27,299)	(41,365)	(3,122)	(2,746)
Annuity and death benefit payments	(51,845)	(46,128)	(109,067)	(93,524)	(24,338)	(4,306)

Net equity transactions	(83,532)	(57,774)	(284,784)	(2,266,905)	61,689	(14,732)

Net change in contract owners’ equity	(30,894)	167,130	(143,417)	(1,460,927)	236,365	24,098
Contract owners’ equity:
Beginning of period	1,446,068	1,278,938	4,087,341	5,548,268	656,426	632,328

End of period	$1,415,174	$1,446,068	$3,943,924	$4,087,341	$892,791	$656,426

Change in units:
Beginning units	54,570	57,132	132,503	227,116	31,724	32,528

Units purchased	2,837	1,526	11,238	16,097	4,337	359
Units redeemed	(5,926)	(4,088)	(19,675)	(110,710)	(2,178)	(1,163)

Ending units	51,481	54,570	124,066	132,503	33,883	31,724

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Franklin Templeton Variable Insurance Products Trust - Class 2
	Templeton Foreign VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Franklin Income VIP Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$24,632	$12,277	$(1,804)	$(1,701)	$23,220	$28,151
Reinvested capital gains	0	29,829	341	21,927	0	0
Realized gain (loss)	11,065	(10,377)	(3,381)	(16,907)	1,610	(9,136)
Unrealized gain (loss)	221,355	69,873	39,212	(8,401)	41,039	72,863

Net increase (decrease) in contract owners’ equity from operations	257,052	101,602	34,368	(5,082)	65,869	91,878

Equity transactions:
Contract purchase payments (note 1)	3,874	1,017	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(42,526)	35,013	(5,763)	6,077	18,357	(16,252)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(80,678)	(45,010)	(1,159)	(16,778)	(6,738)	(57,954)
Surrender charges (note 2)	(6)	(7)	0	0	0	(30)
Annual contract charges (note 2)	(14,229)	(14,336)	(1,081)	(1,160)	(7,089)	(7,653)
Annuity and death benefit payments	(27,754)	(52,545)	(2,727)	(2,633)	(24,426)	(30,653)

Net equity transactions	(161,319)	(75,868)	(10,730)	(14,494)	(19,896)	(112,542)

Net change in contract owners’ equity	95,733	25,734	23,638	(19,576)	45,973	(20,664)
Contract owners’ equity:
Beginning of period	1,745,085	1,719,351	138,446	158,022	811,811	832,475

End of period	$1,840,818	$1,745,085	$162,084	$138,446	$857,784	$811,811

Change in units:
Beginning units	124,254	129,686	7,649	8,339	47,212	54,503

Units purchased	805	5,887	86	1,336	1,088	350
Units redeemed	(11,244)	(11,319)	(598)	(2,026)	(2,201)	(7,641)

Ending units	113,815	124,254	7,137	7,649	46,099	47,212

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Templeton Foreign VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Franklin Income VIP Subaccount		Franklin Founding Funds Allocation VIP Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$37,962	$46,839	$(18,623)	$(20,435)	$55,705	$66,800	$10,605	$14,955
Reinvested capital gains	0	163,514	2,977	222,717	0	0	33,952	21,684
Realized gain (loss)	76,816	(96,660)	(132,385)	(203,241)	12,930	(9,402)	(203)	(3,280)
Unrealized gain (loss)	1,273,724	434,543	447,221	(79,356)	97,540	167,972	30,201	40,366

Net increase (decrease) in contract owners’ equity from operations	1,388,502	548,236	299,190	(80,315)	166,175	225,370	74,555	73,725

Equity transactions:
Contract purchase payments (note 1)	87,582	252,847	5,303	6,614	266,466	1,000	34,069	0
Extra credit fund deposit (note 1)	29	24	13	11	0	0	0	0
Transfers (to) and from other subaccounts	(390,332)	101,592	(145,473)	52,133	(21,059)	(56,910)	103,045	(10,992)
Transfers (to) and from fixed dollar contract	(30,750)	16,209	16,779	(140,372)	8,007	(7,037)	0	0
Withdrawals and surrenders	(427,934)	(446,558)	(231,784)	(150,346)	(95,679)	(53,183)	(90,907)	0
Surrender charges (note 2)	(2,409)	(420)	0	(15)	0	(589)	0	0
Annual contract charges (note 2)	(89,761)	(89,338)	(14,464)	(14,717)	(13,951)	(12,703)	(7,448)	(6,212)
Annuity and death benefit payments	(122,224)	(201,449)	(6,945)	(17,219)	(119,553)	(49,294)	(16,011)	(15,817)

Net equity transactions	(975,799)	(367,093)	(376,571)	(263,911)	24,231	(178,716)	22,748	(33,021)

Net change in contract owners’ equity	412,703	181,143	(77,381)	(344,226)	190,406	46,654	97,303	40,704
Contract owners’ equity:
Beginning of period	9,771,810	9,590,667	1,363,623	1,707,849	1,972,330	1,925,676	703,627	662,923

End of period	$10,184,513	$9,771,810	$1,286,242	$1,363,623	$2,162,736	$1,972,330	$800,930	$703,627

Change in units:
Beginning units	946,087	982,362	90,320	109,879	141,063	154,989	51,472	54,039

Units purchased	26,762	96,120	1,680	9,052	20,227	589	10,817	804
Units redeemed	(117,561)	(132,395)	(24,760)	(28,611)	(18,947)	(14,515)	(8,217)	(3,371)

Ending units	855,288	946,087	67,240	90,320	142,343	141,063	54,072	51,472

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Franklin Templeton Variable Insurance Products Trust - Class 5		Neuberger Berman Advisers Management Trust - S Class
	Franklin VolSmart Allocation VIP Subaccount		AMT Mid Cap Intrinsic Value Subaccount
	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(39,543)	$(2,098)	$(8,894)	$(11,995)
Reinvested capital gains	0	142	0	71,348
Realized gain (loss)	21,881	320	48,937	26,507
Unrealized gain (loss)	393,403	(11,480)	108,410	65,751

Net increase (decrease) in contract owners’ equity from operations	375,741	(13,116)	148,453	151,611

Equity transactions:
Contract purchase payments (note 1)	634,331	280,428	915	2,100
Extra credit fund deposit (note 1)	0	0	0	0
Transfers (to) and from other subaccounts	273,432	1,619,437	(23,985)	(61,556)
Transfers (to) and from fixed dollar contract	171,041	71,703	2,595	0
Withdrawals and surrenders	(63,418)	(4,101)	(143,970)	(65,305)
Surrender charges (note 2)	(700)	0	(5)	(4)
Annual contract charges (note 2)	(29,753)	(5,934)	(8,800)	(9,747)
Annuity and death benefit payments	(40,387)	(7,591)	(25,806)	(31,163)

Net equity transactions	944,546	1,953,942	(199,056)	(165,675)

Net change in contract owners’ equity	1,320,287	1,940,826	(50,603)	(14,064)
Contract owners’ equity:
Beginning of period	1,965,586	24,760	1,120,858	1,134,922

End of period	$3,285,873	$1,965,586	$1,070,255	$1,120,858

Change in units:
Beginning units	193,057	2,508	67,655	78,611

Units purchased	115,273	192,606	1,534	1,167
Units redeemed	(25,447)	(2,057)	(13,275)	(12,123)

Ending units	282,883	193,057	55,914	67,655

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Legg Mason Partners Variable Equity Trust - Class I						Legg Mason Partners Variable Income Trust - Class II
	ClearBridge Variable Dividend Strategy Subaccount		ClearBridge Variable Large Cap Value Subaccount		QS Legg Mason Dynamic Multi- Strategy VIT Subaccount		Western Asset Core Plus VIT Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,276	$2,378	$1,896	$2,240	$33,086	$(112,257)	$248,378	$150,956
Reinvested capital gains	0	0	17,186	10,040	0	863,192	0	0
Realized gain (loss)	4,757	2,590	1,018	(4,790)	37,720	(282,719)	(33,168)	(4,223)
Unrealized gain (loss)	94,480	48,558	51,104	45,583	5,403,985	(1,145,350)	190,663	(441,075)

Net increase (decrease) in contract owners’ equity from operations	102,513	53,526	71,204	53,073	5,474,791	(677,134)	405,873	(294,342)

Equity transactions:
Contract purchase payments (note 1)	56,171	0	37,423	5,600	677,123	2,039,611	55,414	114,157
Extra credit fund deposit (note 1)	0	0	0	0	22	392	0	0
Transfers (to) and from other subaccounts	62,628	8,777	(4,558)	32,034	(702,319)	(918,161)	393,409	9,434,204
Transfers (to) and from fixed dollar contract	16,391	4,028	5,266	75	217,165	1,104,137	(60,583)	39,366
Withdrawals and surrenders	0	(14,997)	(8,638)	(19,980)	(1,156,894)	(302,689)	(484,473)	(80,896)
Surrender charges (note 2)	0	0	0	0	(25,714)	(14,477)	(2,360)	(10)
Annual contract charges (note 2)	(3,163)	(2,027)	(2,629)	(2,562)	(525,483)	(505,456)	(81,598)	(22,073)
Annuity and death benefit payments	(1,835)	(1,249)	(5,242)	(5,163)	(871,722)	(297,645)	(205,632)	(31,032)

Net equity transactions	130,192	(5,468)	21,622	10,004	(2,387,822)	1,105,712	(385,823)	9,453,716

Net change in contract owners’ equity	232,705	48,058	92,826	63,077	3,086,969	428,578	20,050	9,159,374
Contract owners’ equity:
Beginning of period	464,638	416,580	511,782	448,705	45,032,186	44,603,608	9,502,665	343,291

End of period	$697,343	$464,638	$604,608	$511,782	$48,119,155	$45,032,186	$9,522,715	$9,502,665

Change in units:
Beginning units	21,109	21,429	19,778	19,359	3,708,395	3,613,022	926,068	34,405

Units purchased	6,465	1,716	1,615	2,141	122,048	471,943	97,384	908,205
Units redeemed	(812)	(2,036)	(934)	(1,722)	(306,462)	(376,570)	(133,664)	(16,542)

Ending units	26,762	21,109	20,459	19,778	3,523,981	3,708,395	889,788	926,068

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Federated Insurance Series
	Kaufmann Fund II Service Shares Subaccount		Managed Volatility Fund II Subaccount		Managed Tail Risk Fund II Service Shares Subaccount		Managed Tail Risk Fund II Primary Shares Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016 (c)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,216)	$(8,256)	$294,635	$436,523	$(3,182)	$(610)	$335	$(882)
Reinvested capital gains	75,188	47,561	0	0	0	0	0	0
Realized gain (loss)	4,472	1,377	(46,286)	(392,640)	(36,784)	(57,562)	109	(145)
Unrealized gain (loss)	90,905	(27,717)	1,537,861	671,053	313,654	(118,944)	16,765	(627)

Net increase (decrease) in contract owners’ equity from operations	161,349	12,965	1,786,210	714,936	273,688	(177,116)	17,209	(1,654)

Equity transactions:
Contract purchase payments (note 1)	47,079	7,300	313,579	229,747	11,100	9,451	36,000	166,529
Extra credit fund deposit (note 1)	0	0	120	28	240	59	0	0
Transfers (to) and from other subaccounts	(11,768)	(45,248)	(340,886)	(2,214,387)	(90,194)	210,701	3,861	(51,456)
Transfers (to) and from fixed dollar contract	2,595	0	89,145	228,618	5,351	72,601	33,406	25,380
Withdrawals and surrenders	(14,204)	(22,064)	(364,529)	(48,140)	(52,329)	(1,464)	0	0
Surrender charges (note 2)	0	0	(5,537)	(1,803)	(1,463)	(54)	0	0
Annual contract charges (note 2)	(5,561)	(5,405)	(139,793)	(147,576)	(36,789)	(35,026)	(1,410)	0
Annuity and death benefit payments	(12,099)	(11,098)	(384,886)	(108,535)	(17,669)	(40,785)	0	0

Net equity transactions	6,042	(76,515)	(832,787)	(2,062,048)	(181,753)	215,483	71,857	140,453

Net change in contract owners’ equity	167,391	(63,550)	953,423	(1,347,112)	91,935	38,367	89,066	138,799
Contract owners’ equity:
Beginning of period	601,024	664,574	11,435,723	12,782,835	3,101,630	3,063,263	138,799	0

End of period	$768,415	$601,024	$12,389,146	$11,435,723	$3,193,565	$3,101,630	$227,865	$138,799

Change in units:
Beginning units	41,146	46,105	866,772	1,027,650	361,531	336,875	14,855	0

Units purchased	3,084	2,446	40,583	58,257	12,682	56,401	7,542	20,799
Units redeemed	(2,666)	(7,405)	(100,676)	(219,135)	(32,992)	(31,745)	(149)	(5,944)

Ending units	41,564	41,146	806,679	866,772	341,221	361,531	22,248	14,855

(c)	Subaccount was available for investment during the entire period ended December 31, 2016, but received no assets until later in that period.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Ivy Variable Insurance Portfolios
	VIP Asset Strategy Subaccount		VIP Natural Resources Subaccount		VIP Science and Technology Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$10,028	$(29,216)	$(4,207)	$(2,292)	$(5,291)	$(4,607)
Reinvested capital gains	0	0	0	0	34,514	13,531
Realized gain (loss)	(80,995)	(138,575)	(14,226)	(19,095)	6,964	(3,530)
Unrealized gain (loss)	649,667	4,424	23,926	107,909	68,268	(8,708)

Net increase (decrease) in contract owners’ equity from operations	578,700	(163,367)	5,493	86,522	104,455	(3,314)

Equity transactions:
Contract purchase payments (note 1)	41,920	35,570	0	22,835	4,583	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(266,825)	(324,543)	13,256	(22,253)	7,326	(44,684)
Transfers (to) and from fixed dollar contract	5,234	4,861	5,234	1,953	624	624
Withdrawals and surrenders	(124,804)	(29,150)	(61,173)	(18,844)	(16,289)	(10,653)
Surrender charges (note 2)	0	(398)	0	(121)	0	(55)
Annual contract charges (note 2)	(31,112)	(33,714)	(3,052)	(3,305)	(3,326)	(2,906)
Annuity and death benefit payments	(80,278)	(79,447)	(4,310)	(5,684)	(10,778)	(8,967)

Net equity transactions	(455,865)	(426,821)	(50,045)	(25,419)	(17,860)	(66,641)

Net change in contract owners’ equity	122,835	(590,188)	(44,552)	61,103	86,595	(69,955)
Contract owners’ equity:
Beginning of period	3,700,775	4,290,963	430,469	369,366	344,679	414,634

End of period	$3,823,610	$3,700,775	$385,917	$430,469	$431,274	$344,679

Change in units:
Beginning units	285,666	319,396	53,936	56,568	15,164	18,318

Units purchased	8,762	12,179	3,583	6,520	1,182	1,124
Units redeemed	(41,594)	(45,909)	(10,217)	(9,152)	(1,813)	(4,278)

Ending units	252,834	285,666	47,302	53,936	14,533	15,164

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Northern Lights Variable Trust - Class 2
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Risk Moderate Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$7,237	$(7,098)	$27,085	$16,760	$5,881	$5,226
Reinvested capital gains	9,844	0	0	0	0	0
Realized gain (loss)	28,578	(23,446)	58,280	(84,598)	21,317	(61,087)
Unrealized gain (loss)	510,817	340,867	1,565,283	732,333	728,083	259,838

Net increase (decrease) in contract owners’ equity from operations	556,476	310,323	1,650,648	664,495	755,281	203,977

Equity transactions:
Contract purchase payments (note 1)	59,357	10,133	210,278	145,539	27,173	15,453
Extra credit fund deposit (note 1)	51	48	44	42	33	32
Transfers (to) and from other subaccounts	89,167	(803,791)	222,315	(843,051)	(169,014)	(637,875)
Transfers (to) and from fixed dollar contract	27,572	37,208	32,855	69,748	9,056	28,734
Withdrawals and surrenders	(220,160)	(88,151)	(451,864)	(169,202)	(110,070)	(52,351)
Surrender charges (note 2)	(393)	(3,016)	(9,346)	(6,130)	(345)	(1,728)
Annual contract charges (note 2)	(72,730)	(77,236)	(167,395)	(164,026)	(58,265)	(62,513)
Annuity and death benefit payments	(77,616)	(53,913)	(322,206)	(81,438)	(43,593)	(18,896)

Net equity transactions	(194,752)	(978,718)	(485,319)	(1,048,518)	(345,025)	(729,144)

Net change in contract owners’ equity	361,724	(668,395)	1,165,329	(384,023)	410,256	(525,167)
Contract owners’ equity:
Beginning of period	6,200,920	6,869,315	13,640,286	14,024,309	4,920,613	5,445,780

End of period	$6,562,644	$6,200,920	$14,805,615	$13,640,286	$5,330,869	$4,920,613

Change in units:
Beginning units	556,145	645,905	1,207,352	1,301,030	453,927	522,692

Units purchased	31,161	41,179	61,946	82,084	9,091	38,342
Units redeemed	(47,837)	(130,939)	(101,866)	(175,762)	(38,979)	(107,107)

Ending units	539,469	556,145	1,167,432	1,207,352	424,039	453,927

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Northern Lights Variable Trust - Class 3
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Risk Moderate Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$759	$1,210	$2,160	$3,578	$611	$1,099
Reinvested capital gains	564	0	0	0	0	0
Realized gain (loss)	1,133	3,284	1,992	1,418	1,446	541
Unrealized gain (loss)	28,082	13,803	70,515	18,473	35,426	6,573

Net increase (decrease) in contract owners’ equity from operations	30,538	18,297	74,667	23,469	37,483	8,213

Equity transactions:
Contract purchase payments (note 1)	60,360	326,461	322,316	416,740	93,822	180,140
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	8,668	(65,751)	977	(46,712)	20,798	(57,747)
Transfers (to) and from fixed dollar contract	13,557	1,121	10,371	0	8,449	1,121
Withdrawals and surrenders	0	0	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0
Annual contract charges (note 2)	(2,630)	(223)	(5,276)	(1,436)	(2,141)	(785)
Annuity and death benefit payments	(5,901)	(2,591)	(5,314)	(2,499)	(4,294)	(1,052)

Net equity transactions	74,054	259,017	323,074	366,093	116,634	121,677

Net change in contract owners’ equity	104,592	277,314	397,741	389,562	154,117	129,890
Contract owners’ equity:
Beginning of period	292,934	15,620	530,201	140,639	203,684	73,794

End of period	$397,526	$292,934	$927,942	$530,201	$357,801	$203,684

Change in units:
Beginning units	28,411	1,585	51,550	14,333	19,961	7,526

Units purchased	7,700	33,606	30,132	42,548	11,444	18,755
Units redeemed	(792)	(6,780)	(1,385)	(5,331)	(1,165)	(6,320)

Ending units	35,319	28,411	80,297	51,550	30,240	19,961

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	AB Variable Products Series Fund, Inc. - Class B
	VPS Dynamic Asset Allocation Subaccount		VPS Global Risk Allocation-Moderate Subaccount		VPS Growth and Income Subaccount		VPS Small Cap Growth Subaccount
	2017	2016	2017	2016	2017	2016 (d)	2017 (e)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$23,838	$(49,002)	$(18,290)	$(10,155)	$(350)	$(15)	$(1)
Reinvested capital gains	0	1,157	8,051	0	1,544	975	0
Realized gain (loss)	44,892	8,040	32,096	(198)	106	45	0
Unrealized gain (loss)	708,180	142,095	141,461	51,004	5,938	538	(11)

Net increase (decrease) in contract owners’ equity from operations	776,910	102,290	163,318	40,651	7,238	1,543	(12)

Equity transactions:
Contract purchase payments (note 1)	306,820	378,671	123,581	122,169	0	0	4,582
Extra credit fund deposit (note 1)	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(210,574)	767,342	(313,577)	1,315,958	72,949	14,775	0
Transfers (to) and from fixed dollar contract	25,788	56,126	15,529	32,298	6,681	0	0
Withdrawals and surrenders	(174,112)	(64,448)	(46,839)	(4,124)	0	0	0
Surrender charges (note 2)	(3,668)	(2,093)	(101)	0	0	0	0
Annual contract charges (note 2)	(73,548)	(63,004)	(22,162)	(7,791)	(520)	0	0
Annuity and death benefit payments	(124,078)	(36,035)	(35,416)	(8,311)	0	0	0

Net equity transactions	(253,372)	1,036,559	(278,985)	1,450,199	79,110	14,775	4,582

Net change in contract owners’ equity	523,538	1,138,849	(115,667)	1,490,850	86,348	16,318	4,570
Contract owners’ equity:
Beginning of period	6,326,218	5,187,369	1,806,174	315,324	16,318	0	0

End of period	$6,849,756	$6,326,218	$1,690,507	$1,806,174	$102,666	$16,318	$4,570

Change in units:
Beginning units	544,345	455,144	178,521	32,036	1,502	0	0

Units purchased	34,837	166,888	17,658	148,893	5,233	1,607	130
Units redeemed	(56,587)	(77,687)	(44,373)	(2,408)	(134)	(105)	0

Ending units	522,595	544,345	151,806	178,521	6,601	1,502	130

(d)	Period from May 1, 2016, date of commencement of operations, to December 31, 2016.

(e)	Subaccount was available for investment during the entire periods ended December 31, 2016 and December 31, 2017, but received no assets until later in the most recent period.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Total Subaccounts
	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$231,256	$(576,956)
Reinvested capital gains	7,997,448	4,452,901
Realized gain (loss)	4,566,833	1,315,953
Unrealized gain (loss)	39,013,920	12,184,071

Net increase (decrease) in contract owners’ equity from operations	51,809,457	17,375,969

Equity transactions:
Contract purchase payments (note 1)	12,828,369	15,548,876
Extra credit fund deposit (note 1)	921	2,938
Transfers (to) and from other subaccounts	0	0
Transfers (to) and from fixed dollar contract	2,748,473	4,491,895
Withdrawals and surrenders	(15,028,192)	(11,087,732)
Surrender charges (note 2)	(120,692)	(74,401)
Annual contract charges (note 2)	(4,009,404)	(3,794,204)
Annuity and death benefit payments	(9,046,178)	(6,397,821)

Net equity transactions	(12,626,703)	(1,310,449)

Net change in contract owners’ equity	39,182,754	16,065,520
Contract owners’ equity:
Beginning of period	397,184,326	381,118,806

End of period	$436,367,080	$397,184,326

Change in units:
Beginning units	28,766,473	28,250,917

Units purchased	2,735,532	6,558,578
Units redeemed	(3,375,305)	(6,043,022)

Ending units	28,126,700	28,766,473

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Notes to Financial Statements	December 31, 2017

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

National Security Variable Account N (the “Account”) is a separate account of National Security Life and Annuity Company (“NSLA”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from NSLA’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business NSLA may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is under common control with NSLA and The Ohio National Life Insurance Company (“ONLIC”) is the sole owner of ONEQ and NSLA. ONEQ is the principal underwriter of the contracts. NSLA pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: Equity, Bond, Omni, ON International Equity, Capital Appreciation, ON Foreign, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500® Index, Strategic Value, High Income Bond, ClearBridge Small Cap, Nasdaq-100® Index, Bristol, Bryton Growth, Balanced, S&P MidCap 400® Index, Bristol Growth, Risk Managed Balanced, ON Conservative Model, ON Moderately Conservative Model, ON Balanced Model, ON Moderate Growth Model, and ON Growth Model.

Wells Fargo Variable Trust: Opportunity

Morgan Stanley Variable Insurance Fund, Inc. - Class II: VIF Core Plus Fixed Income, VIF U.S. Real Estate, and VIF Growth

AIM Variable Insurance Funds – Series II (Invesco Variable Insurance Funds): Invesco V.I. International Growth, and Invesco V.I. Balanced-Risk Allocation

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, U.S. Equity Insights, Strategic Growth, and Global Trends Allocation

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, International Equity, and Global Dynamic Multi Asset

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

Fidelity® Variable Insurance Products Fund - Service Class : VIP Government Money Market

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Service Shares: Janus Henderson Research, Janus Henderson Global Research, Janus Henderson Balanced, Janus Henderson Overseas, Janus Henderson U.S. Low Volatility, and Janus Henderson Flexible Bond

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

MFS® Variable Insurance Trust II - Service Class: Massachusetts Investors Growth Stock

MFS® Variable Insurance Trust - Service Class: New Discovery, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, CommodityRealReturn® Strategy, Global Diversified Allocation, Short-Term, and Low Duration

Royce Capital Fund - Investment Class: Micro-Cap and Small-Cap

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Franklin Templeton Variable Insurance Products Trust - Class 2: Templeton Foreign VIP, Franklin Flex Cap Growth VIP, and Franklin Income VIP

Franklin Templeton Variable Insurance Products Trust - Class 4: Templeton Foreign VIP, Franklin Flex Cap Growth VIP, Franklin Income VIP, and Franklin Founding Funds Allocation VIP

Franklin Templeton Variable Insurance Products Trust - Class 5: Franklin VolSmart Allocation VIP

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Dividend Strategy, ClearBridge Variable Large Cap Value, and QS Legg Mason Dynamic Multi-Strategy VIT

Legg Mason Partners Variable Income Trust - Class II: Western Asset Core Plus VIT

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Federated Insurance Series: Kaufmann Fund II Service Shares, Managed Volatility Fund II, Managed Tail Risk Fund II Service Shares, and Managed Tail Risk Fund II Primary Shares

Ivy Variable Insurance Portfolios: VIP Asset Strategy, VIP Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class 2: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

Northern Lights Variable Trust - Class 3: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

AB Variable Product Series Fund, Inc. - Class B: VPS Dynamic Asset Allocation, VPS Global Risk Allocation-Moderate, and VPS Growth & Income

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts, variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. Portfolios in which the Account invests. For these services, ONI recorded net advisory fees of approximately $45.8 million and $31.5 million from Ohio National Fund, Inc. for the periods ended December 31, 2017 and 2016, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of NSLA. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

For certain products, NSLA credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of NSLA and are paid from its general account.

C.	Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the net assets allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses. (See Note 2).

D.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2017.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded and reinvested in the subaccounts on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The amendments had no impact on the Account’s financial statements and disclosures.

G.	Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

H.	Subsequent Events

Effective March 16, 2018, NSLA will no longer be actively marketing nor issuing new individual variable annuities, which presently represent the bulk of the Company’s in-force contracts and policies. The Company will continue to service the in-force contracts and policies regardless of the absence of new sales.

The Account has evaluated for possible subsequent events through April 4, 2018, which is the date these financial statements were issued, and there are no other subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk of the contracts. NSLA charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, NSLA charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on Contract Owner’s Equity at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by NSLA is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees from optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrates product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	NScore Xtra	NScore Lite	Nscore Premier
Mortality and Expense Risk Fees	1.15%	1.15%	1.15%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.40%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30
Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	9% of surrender value in the first year to 0% in the ninth year	7% of surrender value in the first year to 0% in the fourth year	6% of surrender value in the first year to 0% in the seventh year

State Premium Taxes

In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25%	0.25%	0.25%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70 (1)	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75 (1)	0.60%	0.60%	0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Preferred I.S.	NA	NA	1.00% to 2.00%
Joint GLWB Preferred I.S.	NA	NA	1.30% to 2.50%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.50%	0.50%	0.50%
GMIB Plus with Five Year Reset (1)	0.50%	0.50%	0.50%
GMIB Plus with Annual Reset (1)	0.65%	0.65%	0.65%
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
GPP 2012	0.45% to 1.30%	0.45% to 0.90%	0.45% to 1.30%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Value	NScore Lite II	NScore Xtra II
Mortality and Expense Risk Fees	0.75%	1.30%	1.50%
Administrative Expenses	0.15%	0.25%	0.25%

Total expenses	0.90%	1.55%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the fifth year	9% of surrender value in the first year to 0% in the tenth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.25%	0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25%	0.25%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus (1)	0.45%	0.45%	NA
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	NA
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	NA
ARDBR 2008 at issue ages through 74 (1)	NA	0.80% to 1.00%	NA
ARDBR 2008 at issue ages 75 through 78 (1)	NA	0.95% to 1.15%	NA
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	NA
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	NA
GEB “Plus” at issue ages through 70 (1)	0.30%	0.30%	NA
GEB “Plus” at issue ages 71 through 75 (1)	0.60%	0.60%	NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Preferred I.S.	1.00% to 2.00%	1.00% to 2.00%	NA
Joint GLWB Preferred I.S.	1.30% to 2.50%	1.30% to 2.50%	NA
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	NA	NA
GMIB Plus (1)	0.50%	NA	NA
GMIB Plus with Five Year Reset (1)	0.50%	NA	NA
GMIB Plus with Annual Reset (1)	0.65%	0.65%	NA
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
GMIB Plus with Annual Reset 2008 without investment restrictions (1)	NA	1.00% to 1.65%	NA
GMIB Plus with Annual Reset 2008 investment restrictions (1)	NA	0.85% to 1.50%	NA

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount.
GPP (1)	0.20% to 0.55%	0.55%	0.55%
GPP 2012	0.45% to 1.30%	0.45% to 0.90%	0.45% to 1.30%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	NA	NA
GPA with 7% guarantee (1)	0.40%	NA	NA

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Lite III	NScore Premier II	NScore Flex
Mortality and Expense Risk Fees	1.40% to 1.45%	1.10%	1.40%
Administrative Expenses	0.25%	0.25%	0.35%

Total expenses	1.65% to 1.70%	1.35%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	8% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the eighth year	NA

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Preferred I.S.	1.00% to 2.00%	1.00% to 2.00%	1.00% to 2.00%
Joint GLWB Preferred I.S.	1.30% to 2.50%	1.30% to 2.50%	1.30% to 2.50%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount.
GPP (1)	0.55%	0.55%	0.55%
GPP 2012	0.45% to 1.30%	0.45% to 1.30%	0.45% to 0.90%

(1)	No longer available for purchase.

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of NSLA, which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, NSLA does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective February 26, 2016, the Money Market Portfolio of Ohio National Fund, Inc. was liquidated and was replaced with the Fidelity VIP Government Money Market Portfolio (Service Class) of the Fidelity Variable Insurance Products Fund.

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.
Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following summarizes the fair value as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$436,367,080	$0	$0	$436,367,080

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2017.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2017 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$161,100	$1,708,947
Bond Subaccount	277,145	175,428
Omni Subaccount	16,021	9,993
ON International Equity Subaccount	127,949	883,960
Capital Appreciation Subaccount	139,424	741,903
ON Foreign Subaccount	5,196	28,890
Aggressive Growth Subaccount	11,119	70,175
Small Cap Growth Subaccount	120,016	601,134
Mid Cap Opportunity Subaccount	6,006	152,363
S&P 500® Index Subaccount	1,219,557	1,509,685
Strategic Value Subaccount	369,269	1,289,246
High Income Bond Subaccount	294,464	785,988
ClearBridge Small Cap Subaccount	195,082	872,366
Nasdaq-100® Index Subaccount	480,082	376,424
Bristol Subaccount	65,985	903,208
Bryton Growth Subaccount	22,384	421,370
Balanced Subaccount	1,564,613	3,056,921
Target VIP Subaccount	4,503	72,116
Bristol Growth Subaccount	43,982	492,069
Risk Managed Balanced Subaccount	665,348	670,173
ON Balanced Model Subaccount	1,337,180	20,925
ON Moderate Growth Model Subaccount	1,620,887	8,178
ON Growth Model Subaccount	116,621	171
Wells Fargo Variable Trust:
Opportunity Subaccount	1,702	369
Morgan Stanley Variable Insurance Fund, Inc. - Class II:
VIF Core Plus Fixed Income Subaccount	151,071	70,861
VIF U.S. Real Estate Subaccount	165,094	207,383
VIF Growth Subaccount	140,527	22,893
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Series II Subaccount	223,866	309,729
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2,148,132	999,113
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	763,533	435,981
U.S. Equity Insights Subaccount	72,607	208,990
Strategic Growth Subaccount	86,205	29,690
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	1,402,042	1,157,103
U.S. Equity Insights Subaccount	114,660	10,691
Strategic Growth Subaccount	172,813	26,249
Global Trends Allocation Subaccount	628,306	590,416
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	708,864	1,013,069
U.S. Small-Mid Cap Equity Subaccount	124,854	87,173
U.S. Strategic Equity Subaccount	8,272	1,728
International Equity Subaccount	3,947,537	2,566,571
Global Dynamic Multi Asset Subaccount	1,839,390	937,846
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	15,437	302,903
Jennison Subaccount	9,780	56,732
Fidelity® Variable Insurance Products Fund - Service Class:
VIP Government Money Market Subaccount	660,720	1,381,314
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	792,784	1,266,118
VIP Contrafund® Subaccount	511,109	438,875
VIP Growth Subaccount	179,884	58,251
VIP Equity-Income Subaccount	130,516	172,537
VIP Real Estate Subaccount	537,370	457,900
VIP Target Volatility Subaccount	1,309,584	833,994

Janus Aspen Series - Service Shares:
Research Subaccount	132,452	40,324
Global Research Subaccount	5,490	11,960
Balanced Subaccount	835,406	470,223
Overseas Subaccount	186,046	694,019
U.S. Low Volatility Subaccount	3,209,527	2,485,877
Aspen Flexible Bond Subaccount	42,563	30,040
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	212,553	129,736
Mid Cap Value Subaccount	443,012	426,543
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount	5,606	6,486
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	35,899	38,668
Investors Growth Stock Subaccount	0	0
Mid Cap Growth Subaccount	52,068	46,503
Total Return Subaccount	1,682,701	66,753
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	1,363,881	1,174,741
Total Return Subaccount	1,783,848	1,767,786
Global Bond Subaccount	179,625	144,782
CommodityRealReturn® Strategy Subaccount	356,031	122,377
Global Diversified Allocation Subaccount	3,298,453	2,574,113
Short-Term Subaccount	247,816	132,678
Low Duration Subaccount	272,250	596,444
Royce Capital Fund - Investment Class:
Micro-Cap Subaccount	232,613	177,868
Small-Cap Subaccount	350,671	648,768
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	213,193	59,496
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign VIP Subaccount	59,275	195,962
Franklin Flex Cap Growth VIP Subaccount	2,179	14,372
Franklin Income VIP Subaccount	53,755	50,431
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign VIP Subaccount	474,184	1,412,021
Franklin Flex Cap Growth VIP Subaccount	31,480	423,697
Franklin Income VIP Subaccount	381,596	301,660
Franklin Founding Funds Allocation VIP Subaccount	208,421	141,116
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount	1,225,593	320,590
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	33,273	241,223
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount	159,899	26,431
ClearBridge Variable Large Cap Value Subaccount	71,749	31,045
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2,257,199	4,611,935
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount	1,389,393	1,526,838
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount	126,350	54,336
Managed Volatility II Subaccount	1,057,417	1,595,569
Managed Tail Risk II Service Subaccount	155,547	340,482
Managed Tail Risk II Primary Subaccount	76,169	3,977
Ivy Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	171,154	616,991
VIP Natural Resources Subaccount	26,355	80,607
VIP Science and Technology Subaccount	63,650	52,287
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount	467,234	644,905
TOPS® Managed Risk Moderate Growth ETF Subaccount	960,946	1,419,180
TOPS® Managed Risk Growth ETF Subaccount	187,962	527,106

Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount	88,561	13,184
TOPS® Managed Risk Moderate Growth ETF Subaccount	348,330	23,096
TOPS® Managed Risk Growth ETF Subaccount	133,582	16,337
AB Variable Products Series Fund, Inc. - Class B
VPS Dynamic Asset Allocation Subaccount	555,450	784,984
VPS Global Risk Allocation-Moderate Subaccount	200,628	489,852
VPS Growth & Income Subaccount	82,695	2,391
VPS Small Cap Growth Subaccount	4,583	2

Totals	$51,906,905	$56,304,904

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners’ equity for contracts in the accumulation period only, and excludes the portion of contract owners’ equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owner’s Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

			Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Ohio National Fund, Inc.:	Equity Subaccount	2017	497,721	$16.40 to $23.00	$8,177,658	0.90% to 1.75%	12.69% to 13.64%	0.00%
Ohio National Fund, Inc.:	Equity Subaccount	2016	588,032	$14.43 to $20.41	$8,597,355	0.90% to 1.75%	10.77% to 11.71%	0.00%
Ohio National Fund, Inc.:	Equity Subaccount	2015	614,388	$12.92 to $18.43	$8,090,542	0.90% to 1.75%	-5.35% to -4.55%	0.66%
Ohio National Fund, Inc.:	Equity Subaccount	2014	507,761	$13.54 to $19.47	$6,948,811	0.90% to 1.75%	12.11% to 13.05%	0.71%
Ohio National Fund, Inc.:	Equity Subaccount	2013	166,965	$11.97 to $17.42	$1,869,642	0.90% to 1.65%	35.46% to 36.46%	0.89%
Ohio National Fund, Inc.:	Money Market Subaccount (note 4)	2015	184,575	$9.11 to $12.17	$2,066,865	0.90% to 1.70%	-1.67% to -0.89%	0.00%
Ohio National Fund, Inc.:	Money Market Subaccount (note 4)	2014	139,394	$9.27 to $12.28	$1,561,110	0.90% to 1.70%	-1.12%(a) to -0.89%	0.00%
Ohio National Fund, Inc.:	Money Market Subaccount (note 4)	2013	168,021	$9.44 to $12.39	$1,929,777	0.90% to 1.65%	-1.62% to -0.89%	0.00%
Ohio National Fund, Inc.:	Bond Subaccount	2017	72,022	$11.98 to $21.18	$1,349,589	0.90% to 1.70%	4.40% to 5.22%	0.00%
Ohio National Fund, Inc.:	Bond Subaccount	2016	66,166	$11.47 to $20.13	$1,167,116	0.90% to 1.70%	6.09% to 6.93%	0.00%
Ohio National Fund, Inc.:	Bond Subaccount	2015	73,991	$10.81 to $18.82	$1,217,875	0.90% to 1.70%	-3.68% to -2.92%	0.00%
Ohio National Fund, Inc.:	Bond Subaccount	2014	80,259	$11.23 to $19.39	$1,378,175	0.90% to 1.70%	1.21%(a) to 4.94%	0.00%
Ohio National Fund, Inc.:	Bond Subaccount	2013	82,411	$10.80 to $18.48	$1,368,183	0.90% to 1.65%	-3.52% to -2.80%	0.00%
Ohio National Fund, Inc.:	Omni Subaccount	2017	8,596	$20.07 to $22.15	$164,791	0.90% to 1.65%	19.10% to 19.98%	0.00%
Ohio National Fund, Inc.:	Omni Subaccount	2016	8,284	$15.25 to $16.73	$131,203	0.90% to 1.40%	8.71% to 9.25%	0.00%
Ohio National Fund, Inc.:	Omni Subaccount	2015	8,685	$14.03 to $15.31	$126,301	0.90% to 1.40%	0.74% to 1.24%	0.89%
Ohio National Fund, Inc.:	Omni Subaccount	2014	10,080	$13.93 to $15.13	$144,719	0.90% to 1.40%	10.57% to 11.12%	0.85%
Ohio National Fund, Inc.:	Omni Subaccount	2013	15,193	$12.60 to $13.61	$196,395	0.90% to 1.40%	28.73% to 29.37%	1.07%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2017	223,965	$12.02 to $13.25	$2,700,054	0.90% to 1.40%	25.08% to 25.70%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2016	285,256	$10.07 to $10.54	$2,748,750	0.90% to 1.55%	-6.33% to -5.73%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2015	320,693	$10.75 to $11.18	$3,295,330	0.90% to 1.55%	-1.92% to -1.29%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2014	351,785	$10.96 to $11.33	$3,678,945	0.90% to 1.55%	-10.83% to -10.26%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2013	337,793	$12.29 to $12.62	$3,955,724	0.90% to 1.55%	9.98% to 10.69%	0.00%
Ohio National Fund, Inc.:	Capital Appreciation Subaccount	2017	78,609	$23.61 to $42.99	$2,964,998	0.90% to 1.75%	13.82% to 14.78%	0.00%
Ohio National Fund, Inc.:	Capital Appreciation Subaccount	2016	94,368	$20.74 to $37.46	$3,129,188	0.90% to 1.75%	12.69% to 13.64%	0.00%
Ohio National Fund, Inc.:	Capital Appreciation Subaccount	2015	299,998	$18.41 to $32.96	$8,030,073	0.90% to 1.75%	-3.74% to -2.93%	0.79%
Ohio National Fund, Inc.:	Capital Appreciation Subaccount	2014	268,410	$19.12 to $33.96	$7,447,797	0.90% to 1.75%	6.68% to 7.57%	0.57%
Ohio National Fund, Inc.:	Capital Appreciation Subaccount	2013	69,998	$17.99 to $31.57	$2,031,084	0.90% to 1.65%	32.33% to 33.31%	0.45%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2017	16,872	$21.35 to $23.38	$364,555	0.90% to 1.40%	18.19% to 18.78%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2016	17,759	$18.07 to $19.68	$324,600	0.90% to 1.40%	-8.82% to -8.36%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2015	24,708	$15.76 to $21.48	$485,091	0.90% to 1.65%	7.68% to 8.48%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2014	11,016	$13.19 to $19.80	$202,705	0.90% to 1.55%	-10.18% to -9.61%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2013	11,843	$14.69 to $21.91	$242,350	0.90% to 1.55%	25.73% to 26.54%	0.00%
Ohio National Fund, Inc.:	Aggressive Growth Subaccount	2017	39,226	$15.40 to $25.98	$629,133	0.90% to 1.70%	25.55% to 26.54%	0.00%
Ohio National Fund, Inc.:	Aggressive Growth Subaccount	2016	42,046	$12.17 to $20.69	$542,244	0.90% to 1.70%	1.72% to 2.52%	0.00%
Ohio National Fund, Inc.:	Aggressive Growth Subaccount	2015	52,993	$11.87 to $20.34	$636,822	0.90% to 1.70%	8.30% to 9.16%	0.00%
Ohio National Fund, Inc.:	Aggressive Growth Subaccount	2014	51,750	$10.87 to $18.78	$543,847	0.90% to 1.70%	8.62% to 13.27%(b)	0.00%
Ohio National Fund, Inc.:	Aggressive Growth Subaccount	2013	59,295	$10.01 to $16.07	$568,623	0.90% to 1.55%	29.44% to 30.27%	0.00%
Ohio National Fund, Inc.:	Small Cap Growth Subaccount	2017	166,535	$18.63 to $29.11	$3,270,049	0.90% to 1.75%	21.85% to 22.87%	0.00%
Ohio National Fund, Inc.:	Small Cap Growth Subaccount	2016	188,802	$15.16 to $23.89	$3,058,688	0.90% to 1.75%	4.57% to 5.45%	0.00%
Ohio National Fund, Inc.:	Small Cap Growth Subaccount	2015	309,806	$14.38 to $22.84	$4,781,358	0.90% to 1.75%	-1.92% to -1.09%	0.00%
Ohio National Fund, Inc.:	Small Cap Growth Subaccount	2014	156,483	$14.54 to $23.29	$2,466,045	0.90% to 1.75%	8.74% to 9.65%	0.00%
Ohio National Fund, Inc.:	Small Cap Growth Subaccount	2013	39,929	$13.26 to $21.49	$522,769	0.90% to 1.65%	42.93% to 43.99%	0.00%
Ohio National Fund, Inc.:	Mid Cap Opportunity Subaccount	2017	15,495	$23.08 to $30.69	$432,779	0.90% to 1.55%	25.17% to 25.97%	0.00%
Ohio National Fund, Inc.:	Mid Cap Opportunity Subaccount	2016	21,431	$18.44 to $24.36	$470,302	0.90% to 1.55%	0.02% to 0.67%	0.00%
Ohio National Fund, Inc.:	Mid Cap Opportunity Subaccount	2015	26,905	$18.44 to $24.20	$591,075	0.90% to 1.55%	-6.50% to -5.90%	0.00%
Ohio National Fund, Inc.:	Mid Cap Opportunity Subaccount	2014	25,319	$19.72 to $25.72	$593,384	0.90% to 1.55%	9.81% to 10.51%	0.00%
Ohio National Fund, Inc.:	Mid Cap Opportunity Subaccount	2013	27,841	$17.96 to $23.27	$594,515	0.90% to 1.55%	30.44% to 31.28%	0.00%
Ohio National Fund, Inc.:	S&P 500® Index Subaccount	2017	438,675	$25.51 to $27.62	$11,297,122	0.90% to 1.75%	19.30% to 20.30%	0.00%
Ohio National Fund, Inc.:	S&P 500® Index Subaccount	2016	446,255	$21.39 to $22.96	$9,580,370	0.90% to 1.75%	9.54% to 10.46%	0.00%
Ohio National Fund, Inc.:	S&P 500® Index Subaccount	2015	144,940	$19.58 to $20.78	$2,798,044	0.90% to 1.70%	-0.78% to 0.01%	1.45%
Ohio National Fund, Inc.:	S&P 500® Index Subaccount	2014	111,826	$18.87 to $20.78	$2,186,981	0.90% to 1.55%	11.39% to 12.10%	1.44%
Ohio National Fund, Inc.:	S&P 500® Index Subaccount	2013	85,985	$16.94 to $18.54	$1,499,524	0.90% to 1.55%	29.73% to 30.57%	1.20%
Ohio National Fund, Inc.:	Strategic Value Subaccount	2017	408,177	$21.60 to $22.88	$8,525,648	0.90% to 1.75%	12.65% to 13.60%	0.00%
Ohio National Fund, Inc.:	Strategic Value Subaccount	2016	447,094	$19.01 to $20.31	$8,289,288	0.90% to 1.75%	8.97% to 9.89%	0.00%
Ohio National Fund, Inc.:	Strategic Value Subaccount	2015	417,490	$17.30 to $18.64	$7,086,832	0.90% to 1.75%	2.47% to 3.33%	3.26%
Ohio National Fund, Inc.:	Strategic Value Subaccount	2014	387,519	$16.74 to $18.19	$6,388,866	0.90% to 1.75%	10.48% to 11.41%	4.65%
Ohio National Fund, Inc.:	Strategic Value Subaccount	2013	505,516	$15.03 to $16.46	$7,502,486	0.90% to 1.75%	18.92% to 19.92%	3.03%
Ohio National Fund, Inc.:	High Income Bond Subaccount	2017	265,018	$15.11 to $27.44	$5,814,728	0.90% to 1.75%	5.13% to 6.01%	0.00%
Ohio National Fund, Inc.:	High Income Bond Subaccount	2016	284,581	$14.37 to $25.89	$5,904,960	0.90% to 1.75%	12.45% to 13.39%	0.00%
Ohio National Fund, Inc.:	High Income Bond Subaccount	2015	290,045	$12.78 to $22.83	$5,300,044	0.90% to 1.75%	-4.73% to -3.93%	0.00%
Ohio National Fund, Inc.:	High Income Bond Subaccount	2014	226,692	$13.42 to $23.76	$4,347,851	0.90% to 1.75%	1.00% to 1.85%	0.00%
Ohio National Fund, Inc.:	High Income Bond Subaccount	2013	285,527	$13.28 to $23.33	$5,452,130	0.90% to 1.75%	5.24% to 6.13%	0.00%
Ohio National Fund, Inc.:	ClearBridge Small Cap Subaccount	2017	88,933	$24.61 to $54.48	$3,705,835	0.90% to 1.75%	10.28% to 11.21%	0.00%
Ohio National Fund, Inc.:	ClearBridge Small Cap Subaccount	2016	106,848	$22.31 to $48.99	$3,953,938	0.90% to 1.75%	25.82% to 26.88%	0.00%
Ohio National Fund, Inc.:	ClearBridge Small Cap Subaccount	2015	68,332	$17.73 to $38.61	$2,023,098	0.90% to 1.75%	-4.14% to -3.33%	0.00%
Ohio National Fund, Inc.:	ClearBridge Small Cap Subaccount	2014	22,645	$18.58 to $39.94	$730,831	0.90% to 1.65%	0.78% to 1.53%	0.00%
Ohio National Fund, Inc.:	ClearBridge Small Cap Subaccount	2013	18,329	$18.44 to $39.34	$588,415	0.90% to 1.65%	28.15% to 29.10%	0.00%
Ohio National Fund, Inc.:	Nasdaq-100® Index Subaccount	2017	198,288	$14.75 to $33.55	$2,853,441	0.90% to 1.70%	30.20% to 31.23%	0.00%
Ohio National Fund, Inc.:	Nasdaq-100® Index Subaccount	2016	187,868	$11.24 to $25.77	$2,064,650	0.90% to 1.70%	4.91% to 5.74%	0.00%

Ohio National Fund, Inc.:	Nasdaq-100® Index Subaccount	2015	187,875	$10.63 to $24.56	$1,916,193	0.90% to 1.70%	7.32% to 8.17%	0.64%
Ohio National Fund, Inc.:	Nasdaq-100® Index Subaccount	2014	179,385	$9.83 to $22.89	$1,729,550	0.90% to 1.70%	17.18%(a) to 17.71%	1.08%
Ohio National Fund, Inc.:	Nasdaq-100® Index Subaccount	2013	183,329	$8.35 to $19.63	$1,475,756	0.90% to 1.65%	33.77% to 34.77%	1.12%
Ohio National Fund, Inc.:	Bristol Subaccount	2017	148,691	$26.44 to $31.36	$4,228,740	0.90% to 1.75%	23.66% to 24.69%	0.00%
Ohio National Fund, Inc.:	Bristol Subaccount	2016	179,819	$21.38 to $25.15	$4,119,403	0.90% to 1.75%	9.85% to 10.78%	0.00%
Ohio National Fund, Inc.:	Bristol Subaccount	2015	243,624	$19.46 to $22.70	$5,068,490	0.90% to 1.75%	2.29% to 3.15%	0.56%
Ohio National Fund, Inc.:	Bristol Subaccount	2014	224,485	$19.03 to $22.01	$4,541,209	0.90% to 1.75%	11.92% to 12.87%	0.38%
Ohio National Fund, Inc.:	Bristol Subaccount	2013	251,789	$17.00 to $19.50	$4,538,089	0.90% to 1.75%	38.79% to 39.95%	0.47%
Ohio National Fund, Inc.:	Bryton Growth Subaccount	2017	102,341	$21.09 to $21.79	$2,098,719	0.90% to 1.75%	19.49% to 20.49%	0.00%
Ohio National Fund, Inc.:	Bryton Growth Subaccount	2016	122,064	$17.65 to $18.09	$2,087,956	0.90% to 1.75%	2.74% to 3.61%	0.00%
Ohio National Fund, Inc.:	Bryton Growth Subaccount	2015	228,732	$17.18 to $17.46	$3,814,760	0.90% to 1.75%	-5.90% to -5.10%	0.00%
Ohio National Fund, Inc.:	Bryton Growth Subaccount	2014	205,269	$18.25 to $18.40	$3,617,849	0.90% to 1.75%	4.35% to 5.22%	0.00%
Ohio National Fund, Inc.:	Bryton Growth Subaccount	2013	214,409	$17.48 to $17.49	$3,606,572	0.90% to 1.75%	38.31% to 39.48%	0.00%
Ohio National Fund, Inc.:	Balanced Subaccount	2017	1,318,694	$16.37 to $21.60	$24,422,294	0.90% to 1.75%	9.02% to 9.94%	0.00%
Ohio National Fund, Inc.:	Balanced Subaccount	2016	1,380,439	$15.01 to $19.65	$23,432,300	0.90% to 1.75%	2.78% to 3.65%	0.00%
Ohio National Fund, Inc.:	Balanced Subaccount	2015	875,760	$14.61 to $18.96	$14,142,412	0.90% to 1.75%	-0.28% to 0.56%	0.95%
Ohio National Fund, Inc.:	Balanced Subaccount	2014	1,086,539	$14.65 to $18.85	$17,604,892	0.90% to 1.75%	4.17% to 5.05%	1.36%
Ohio National Fund, Inc.:	Balanced Subaccount	2013	307,621	$14.06 to $17.95	$4,635,501	0.90% to 1.75%	13.28% to 14.24%	1.73%
Ohio National Fund, Inc.:	S&P MidCap 400® Index Subaccount	2017	74,760	$16.51 to $17.53	$1,236,304	0.90% to 1.40%	13.89% to 14.45%	0.00%
Ohio National Fund, Inc.:	S&P MidCap 400® Index Subaccount	2016	78,123	$14.49 to $15.32	$1,134,193	0.90% to 1.40%	7.97% to 8.51%	0.00%
Ohio National Fund, Inc.:	S&P MidCap 400® Index Subaccount	2015	88,142	$13.42 to $14.11	$1,186,952	0.90% to 1.40%	-4.58% to -4.11%	1.45%
Ohio National Fund, Inc.:	S&P MidCap 400® Index Subaccount	2014	93,418	$14.07 to $14.72	$1,317,995	0.90% to 1.40%	5.96% to 6.48%	1.56%
Ohio National Fund, Inc.:	S&P MidCap 400® Index Subaccount	2013	98,691	$13.28 to $13.82	$1,314,610	0.90% to 1.40%	34.83% to 35.49%	0.77%
Ohio National Fund, Inc.:	Bristol Growth Subaccount	2017	110,203	$22.45 to $26.84	$2,538,036	0.90% to 1.75%	27.48% to 28.55%	0.00%
Ohio National Fund, Inc.:	Bristol Growth Subaccount	2016	129,847	$17.46 to $21.05	$2,346,619	0.90% to 1.75%	5.89% to 6.78%	0.00%
Ohio National Fund, Inc.:	Bristol Growth Subaccount	2015	144,944	$16.36 to $19.88	$2,451,929	0.90% to 1.75%	3.90% to 4.78%	0.41%
Ohio National Fund, Inc.:	Bristol Growth Subaccount	2014	154,577	$15.61 to $19.13	$2,510,147	0.90% to 1.75%	10.09% to 11.02%	0.30%
Ohio National Fund, Inc.:	Bristol Growth Subaccount	2013	171,349	$14.06 to $17.38	$2,511,683	0.90% to 1.75%	36.24% to 37.38%	0.40%
Ohio National Fund, Inc.:	Risk Managed Balanced Subaccount	2017	591,171	$12.24 to $12.62	$7,323,401	0.90% to 1.75%	15.61% to 16.59%	0.00%
Ohio National Fund, Inc.:	Risk Managed Balanced Subaccount	2016	583,323	$10.59 to $10.83	$6,229,414	0.90% to 1.75%	1.97% to 2.83%	0.00%
Ohio National Fund, Inc.:	Risk Managed Balanced Subaccount	2015	355,964	$10.39 to $10.53	$3,715,004	0.90% to 1.70%	-2.97% to -2.20%	0.47%
Ohio National Fund, Inc.:	Risk Managed Balanced Subaccount	2014	37,811	$10.71 to $10.77	$405,736	0.90% to 1.70%	7.09%(a) to 7.65%(b)	0.00%
Ohio National Fund, Inc.:	ON Balanced Model Subaccount	2017	129,601	$10.66 to $10.73	$1,388,671	0.90% to 1.70%	6.61%(a) to 7.30%(b)	0.00%
Ohio National Fund, Inc.:	ON Moderate Growth Model Subaccount	2017	152,194	$10.90 to $10.92	$1,661,689	1.40% to 1.65%	9.02%(a) to 9.24%(b)	0.00%
Ohio National Fund, Inc.:	ON Growth Model Subaccount	2017	10,893	$11.03	$120,116	1.35%	10.27%(c)	0.00%
Wells Fargo Variable Trust:	Opportunity Subaccount	2017	602	$35.07	$21,127	1.40%	18.78%	0.67%
Wells Fargo Variable Trust:	Opportunity Subaccount	2016	606	$29.53	$17,885	1.40%	10.68%	2.03%
Wells Fargo Variable Trust:	Opportunity Subaccount	2015	609	$26.68	$16,257	1.40%	-4.42%	0.13%
Wells Fargo Variable Trust:	Opportunity Subaccount	2014	613	$27.91	$17,103	1.40%	8.90%	0.06%
Wells Fargo Variable Trust:	Opportunity Subaccount	2013	616	$25.63	$15,791	1.40%	28.87%	0.20%
Morgan Stanley Variable Insurance Fund, Inc - Class II:	VIF Core Plus Fixed Income Subaccount	2017	39,079	$12.37 to $17.19	$566,283	0.90% to 1.65%	4.18% to 4.95%	2.87%
Morgan Stanley Variable Insurance Fund, Inc - Class II:	VIF Core Plus Fixed Income Subaccount	2016	32,742	$11.88 to $16.38	$470,933	0.90% to 1.65%	4.14% to 4.92%	1.69%
Morgan Stanley Variable Insurance Fund, Inc - Class II:	VIF Core Plus Fixed Income Subaccount	2015	35,003	$11.40 to $15.61	$482,540	0.90% to 1.65%	-2.44% to -1.72%	3.17%
Morgan Stanley Variable Insurance Fund, Inc - Class II:	VIF Core Plus Fixed Income Subaccount	2014	52,101	$11.69 to $15.88	$721,912	0.90% to 1.65%	5.82% to 6.61%	2.71%
Morgan Stanley Variable Insurance Fund, Inc - Class II:	VIF Core Plus Fixed Income Subaccount	2013	45,811	$11.05 to $14.90	$603,226	0.90% to 1.65%	-2.19% to -1.47%	3.08%
Morgan Stanley Variable Insurance Fund, Inc - Class II:	VIF U.S. Real Estate Subaccount	2017	40,785	$21.95 to $37.91	$1,287,763	0.90% to 1.55%	1.30% to 1.95%	1.30%
Morgan Stanley Variable Insurance Fund, Inc - Class II:	VIF U.S. Real Estate Subaccount	2016	41,755	$21.67 to $37.18	$1,309,269	0.90% to 1.55%	4.92% to 5.60%	1.07%
Morgan Stanley Variable Insurance Fund, Inc - Class II:	VIF U.S. Real Estate Subaccount	2015	48,787	$20.65 to $35.21	$1,452,023	0.90% to 1.55%	0.37% to 1.01%	1.14%
Morgan Stanley Variable Insurance Fund, Inc - Class II:	VIF U.S. Real Estate Subaccount	2014	57,163	$20.58 to $34.86	$1,778,352	0.90% to 1.55%	27.45% to 28.27%	1.23%
Morgan Stanley Variable Insurance Fund, Inc - Class II:	VIF U.S. Real Estate Subaccount	2013	61,492	$16.15 to $27.18	$1,584,284	0.90% to 1.55%	0.20% to 0.84%	0.84%
Morgan Stanley Variable Insurance Fund, Inc - Class II:	VIF Growth Subaccount	2017	31,519	$30.36 to $31.55	$975,989	0.90% to 1.55%	40.65% to 41.55%	0.00%
Morgan Stanley Variable Insurance Fund, Inc - Class II:	VIF Growth Subaccount	2016	29,490	$21.59 to $22.29	$646,936	0.90% to 1.55%	-3.42% to -2.80%	0.00%
Morgan Stanley Variable Insurance Fund, Inc - Class II:	VIF Growth Subaccount	2015	28,149	$22.85 to $22.93	$639,849	0.90% to 1.65%	10.15% to 10.97%	0.00%
Morgan Stanley Variable Insurance Fund, Inc - Class II:	VIF Growth Subaccount	2014	38,757	$20.27 to $20.67	$798,172	0.90% to 1.55%	4.47% to 5.14%	0.00%
Morgan Stanley Variable Insurance Fund, Inc - Class II:	VIF Growth Subaccount	2013	36,010	$19.66 to $19.88	$702,370	0.90% to 1.65%	45.33% to 46.41%	0.21%
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Subaccount	2017	122,832	$13.06 to $16.34	$1,620,667	0.90% to 1.70%	20.68% to 21.63%	1.20%
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Subaccount	2016	130,970	$10.74 to $13.54	$1,418,036	0.90% to 1.70%	-2.36% to -1.58%	1.19%
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Subaccount	2015	130,792	$10.91 to $13.86	$1,449,319	0.90% to 1.70%	-4.24% to -3.48%	1.38%
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Subaccount	2014	85,577	$11.30 to $14.48	$990,817	0.90% to 1.70%	-3.41%(a) to -0.80%	1.60%
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Subaccount	2013	61,037	$11.40 to $13.27	$690,124	0.90% to 1.55%	16.91% to 17.66%	1.07%
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Subaccount	2017	855,848	$12.43 to $13.07	$10,835,498	0.90% to 1.75%	7.95% to 8.85%	3.90%
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Subaccount	2016	828,782	$11.52 to $12.01	$9,687,547	0.90% to 1.75%	9.60% to 10.52%	0.21%
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Subaccount	2015	676,239	$10.51 to $10.87	$7,186,101	0.90% to 1.75%	-6.05% to -5.25%	3.99%
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Subaccount	2014	631,305	$11.18 to $11.47	$7,120,039	0.90% to 1.75%	3.89% to 4.77%	0.00%
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Subaccount	2013	1,201,384	$10.76 to $10.95	$13,027,245	0.90% to 1.75%	-0.33% to 0.51%	1.71%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2017	191,610	$17.63 to $19.43	$3,399,186	0.90% to 1.40%	8.34% to 8.88%	1.66%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2016	207,540	$16.27 to $17.85	$3,398,443	0.90% to 1.40%	10.04% to 10.59%	1.97%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2015	256,936	$14.79 to $16.14	$3,831,753	0.90% to 1.40%	-5.73% to -5.27%	1.44%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2014	264,837	$15.69 to $17.04	$4,179,824	0.90% to 1.40%	11.38% to 11.93%	1.27%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2013	347,652	$14.09 to $15.22	$4,931,888	0.90% to 1.40%	31.39% to 32.04%	1.18%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2017	26,410	$23.94	$632,130	1.40%	22.36%	1.18%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2016	35,320	$19.56	$690,916	1.40%	9.20%	1.29%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2015	40,773	$17.91	$730,350	1.40%	-1.57%	1.33%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2014	43,980	$18.20	$800,398	1.40%	14.76%	1.34%

Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2013	55,318	$15.86	$877,277	1.40%	35.62%	1.22%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2017	19,701	$24.93	$491,170	1.40%	28.86%	0.53%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2016	17,740	$19.35	$343,215	1.40%	0.57%	0.62%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2015	17,427	$19.24	$335,224	1.40%	1.97%	0.36%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2014	17,890	$18.86	$337,492	1.40%	12.07%	0.37%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2013	19,119	$16.83	$321,831	1.40%	30.59%	0.40%
Goldman Sachs Variable Insurance Trust - Service Shares:	Large Cap Value Subaccount	2017	370,819	$15.21 to $20.18	$6,040,233	0.90% to 1.75%	7.68% to 8.58%	1.38%
Goldman Sachs Variable Insurance Trust - Service Shares:	Large Cap Value Subaccount	2016	423,100	$14.01 to $18.74	$6,363,457	0.90% to 1.75%	9.37% to 10.29%	1.45%
Goldman Sachs Variable Insurance Trust - Service Shares:	Large Cap Value Subaccount	2015	649,956	$12.70 to $17.13	$8,860,208	0.90% to 1.75%	-6.23% to -5.44%	1.29%
Goldman Sachs Variable Insurance Trust - Service Shares:	Large Cap Value Subaccount	2014	578,672	$13.43 to $18.27	$8,375,132	0.90% to 1.75%	10.67% to 11.60%	0.97%
Goldman Sachs Variable Insurance Trust - Service Shares:	Large Cap Value Subaccount	2013	754,012	$12.03 to $16.51	$9,824,464	0.90% to 1.75%	30.64% to 31.74%	0.90%
Goldman Sachs Variable Insurance Trust - Service Shares:	U.S. Equity Insights Subaccount	2017	11,691	$21.24 to $27.36	$276,694	0.90% to 1.70%	21.74% to 22.70%	1.36%
Goldman Sachs Variable Insurance Trust - Service Shares:	U.S. Equity Insights Subaccount	2016	8,019	$22.48 to $22.99	$156,547	1.35% to 1.70%	8.62% to 9.00%	0.96%
Goldman Sachs Variable Insurance Trust - Service Shares:	U.S. Equity Insights Subaccount	2015	20,759	$20.69 to $21.09	$337,661	1.35% to 1.70%	-2.07% to -1.73%	1.22%
Goldman Sachs Variable Insurance Trust - Service Shares:	U.S. Equity Insights Subaccount	2014	14,235	$15.50 to $21.13	$229,340	1.40% to 1.70%	10.99%(a) to 14.58%	1.35%
Goldman Sachs Variable Insurance Trust - Service Shares:	U.S. Equity Insights Subaccount	2013	10,152	$13.53 to $18.53	$139,536	1.40% to 1.65%	35.00% to 35.33%	2.80%
Goldman Sachs Variable Insurance Trust - Service Shares:	Strategic Growth Subaccount	2017	31,492	$20.22 to $21.21	$672,594	0.90% to 1.40%	28.57% to 29.20%	0.29%
Goldman Sachs Variable Insurance Trust - Service Shares:	Strategic Growth Subaccount	2016	24,616	$15.73 to $16.42	$411,029	0.90% to 1.40%	0.29% to 0.78%	0.40%
Goldman Sachs Variable Insurance Trust - Service Shares:	Strategic Growth Subaccount	2015	25,119	$15.69 to $16.29	$416,658	0.90% to 1.40%	1.72% to 2.22%	0.12%
Goldman Sachs Variable Insurance Trust - Service Shares:	Strategic Growth Subaccount	2014	16,211	$15.42 to $15.94	$254,516	0.90% to 1.40%	11.81% to 12.37%	0.13%
Goldman Sachs Variable Insurance Trust - Service Shares:	Strategic Growth Subaccount	2013	15,579	$13.79 to $14.18	$218,841	0.90% to 1.40%	30.18% to 30.82%	0.16%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2017	614,447	$12.26 to $12.86	$7,667,714	0.90% to 1.75%	11.17% to 12.11%	0.31%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2016	620,889	$11.03 to $11.47	$6,949,917	0.90% to 1.75%	2.54% to 3.41%	0.25%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2015	775,276	$10.76 to $11.09	$8,436,546	0.90% to 1.75%	-7.44% to -6.66%	0.09%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2014	623,264	$11.62 to $11.89	$7,302,687	0.90% to 1.75%	2.16% to 3.02%	0.04%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2013	379,025	$11.38 to $11.54	$4,333,965	0.90% to 1.75%	11.61% to 12.55%	0.10%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2017	281,464	$12.83 to $39.88	$7,296,904	0.90% to 1.75%	25.63% to 26.69%	1.75%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2016	299,470	$10.21 to $31.48	$6,056,468	0.90% to 1.75%	18.70% to 19.70%	1.02%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2015	347,440	$8.60 to $26.30	$5,981,448	0.90% to 1.75%	-21.43% to -20.77%	1.18%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2014	300,570	$10.95 to $33.19	$6,591,807	0.90% to 1.75%	-6.28% to -5.49%	1.64%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2013	291,814	$11.68 to $35.12	$7,010,822	0.90% to 1.75%	-2.94% to -2.12%	1.56%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2017	24,261	$21.59 to $38.48	$843,922	0.90% to 1.65%	12.10% to 12.93%	0.36%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2016	25,264	$19.26 to $34.07	$780,306	0.90% to 1.65%	13.90% to 14.75%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2015	30,435	$16.86 to $29.69	$812,917	0.90% to 1.70%	-4.02% to -3.25%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2014	16,474	$17.61 to $30.69	$451,442	0.90% to 1.65%	9.23% to 10.04%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2013	18,194	$16.12 to $27.89	$455,370	0.90% to 1.65%	33.07% to 34.06%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Strategic Equity Subaccount	2017	8,746	$21.46	$187,638	0.90%	17.05%	1.63%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Strategic Equity Subaccount	2016	8,754	$18.33	$160,463	0.90%	8.45%	0.11%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Strategic Equity Subaccount	2015	8,763	$16.90	$148,118	0.90%	-6.28%	0.29%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Strategic Equity Subaccount	2014	18,213	$18.04	$328,486	0.90%	13.69%	0.67%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Strategic Equity Subaccount	2013	19,211	$15.86	$304,763	0.90%	26.92%	0.93%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2017	777,502	$16.51 to $17.66	$12,825,537	0.90% to 1.75%	20.24% to 21.25%	2.47%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2016	873,477	$13.73 to $14.56	$11,929,221	0.90% to 1.75%	-5.93% to -5.14%	1.24%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2015	976,552	$14.60 to $15.35	$14,123,920	0.90% to 1.75%	0.00% to 0.84%	1.66%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2014	877,588	$14.60 to $15.22	$12,621,997	0.90% to 1.75%	-5.85% to -5.06%	1.57%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2013	837,522	$15.51 to $16.03	$12,751,357	0.90% to 1.75%	18.69% to 19.69%	1.32%
Lazard Retirement Series, Inc. -Service Shares:	Global Dynamic Multi Asset Subaccount	2017	690,059	$14.58 to $15.29	$10,242,025	0.90% to 1.75%	18.46% to 19.46%	0.00%
Lazard Retirement Series, Inc. -Service Shares:	Global Dynamic Multi Asset Subaccount	2016	653,190	$12.31 to $12.80	$8,154,834	0.90% to 1.75%	1.53% to 2.38%	0.28%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi Asset Subaccount	2015	564,010	$12.12 to $12.50	$6,911,720	0.90% to 1.75%	-2.16% to -1.33%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi Asset Subaccount	2014	510,101	$12.39 to $12.67	$6,371,616	0.90% to 1.75%	0.93% to 1.78%	0.67%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi Asset Subaccount	2013	286,865	$12.27 to $12.45	$3,541,293	0.90% to 1.75%	17.43% to 18.42%	0.61%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2017	42,753	$22.08 to $30.00	$1,185,413	0.90% to 1.65%	27.65% to 28.59%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2016	53,989	$17.30 to $23.33	$1,165,166	0.90% to 1.65%	-0.41% to 0.33%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2015	56,005	$17.37 to $23.25	$1,206,176	0.90% to 1.65%	4.14% to 4.92%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2014	87,869	$16.64 to $22.16	$1,737,210	0.90% to 1.70%	5.75% to 5.82%(b)	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2013	85,086	$15.89 to $20.96	$1,635,451	0.90% to 1.65%	27.25% to 28.20%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2017	20,656	$19.44 to $26.82	$405,424	0.90% to 1.55%	34.06% to 34.92%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2016	22,603	$14.41 to $20.00	$338,957	0.90% to 1.55%	-2.80% to -2.17%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2015	26,235	$14.73 to $21.76	$401,984	0.90% to 1.65%	9.23% to 10.04%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2014	21,020	$13.39 to $18.82	$292,488	0.90% to 1.55%	7.91% to 8.60%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2013	29,447	$12.33 to $17.44	$368,041	0.90% to 1.55%	35.02% to 35.89%	0.00%
Fidelity® Variable Insurance Products Fund - Service Class:	VIP Government Money Market Subaccount (note 4)	2017	204,267	$8.87 to $12.04	$2,287,158	0.90% to 1.70%	-1.10% to -0.32%	0.56%
Fidelity® Variable Insurance Products Fund - Service Class:	VIP Government Money Market Subaccount (note 4)	2016	264,572	$8.97 to $12.08	$3,007,264	0.90% to 1.70%	-1.31%(a) to -0.65%(b)	0.12%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2017	225,606	$21.56 to $46.57	$8,166,453	0.90% to 1.75%	18.47% to 19.46%	0.49%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2016	251,084	$18.20 to $38.98	$7,591,696	0.90% to 1.75%	10.00% to 10.92%	0.29%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2015	299,383	$16.54 to $35.14	$8,150,541	0.90% to 1.75%	-3.32% to -2.51%	0.27%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2014	294,850	$17.11 to $36.05	$8,408,509	0.90% to 1.75%	4.21% to 5.09%	0.02%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2013	295,441	$16.42 to $34.30	$8,100,165	0.90% to 1.75%	33.53% to 34.66%	0.27%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2017	250,479	$23.78 to $27.90	$6,436,482	0.90% to 1.70%	19.56% to 20.51%	0.78%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2016	260,310	$19.89 to $23.15	$5,562,164	0.90% to 1.70%	5.93% to 6.77%	0.62%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2015	283,766	$18.77 to $21.68	$5,713,703	0.90% to 1.70%	-1.26% to -0.48%	0.78%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2014	325,464	$19.01 to $21.79	$6,614,703	0.90% to 1.70%	8.73%(a) to 10.66%	0.74%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2013	338,616	$17.35 to $19.69	$6,251,795	0.90% to 1.65%	28.83% to 29.78%	0.86%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2017	22,413	$16.96 to $28.63	$440,123	0.90% to 1.65%	32.63% to 33.62%	0.07%

Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2016	17,957	$12.69 to $21.10	$250,355	0.90% to 1.55%	-0.99% to -0.35%	0.00%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2015	25,211	$12.74 to $21.31	$356,363	0.90% to 1.55%	5.27% to 5.95%	0.04%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2014	16,556	$12.02 to $20.24	$214,727	0.90% to 1.55%	9.32% to 10.02%	0.00%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2013	14,913	$10.93 to $18.52	$179,910	0.90% to 1.55%	33.93% to 34.79%	0.05%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2017	62,881	$20.86 to $24.10	$1,428,208	0.90% to 1.55%	10.94% to 11.65%	1.52%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2016	66,251	$20.22 to $21.59	$1,355,043	0.90% to 1.40%	16.08% to 16.66%	2.28%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2015	72,738	$17.42 to $18.51	$1,286,250	0.90% to 1.40%	-5.56% to -5.09%	2.85%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2014	81,131	$18.45 to $19.50	$1,514,240	0.90% to 1.40%	6.98% to 7.51%	2.64%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2013	85,626	$17.24 to $18.14	$1,489,988	0.90% to 1.40%	26.06% to 26.69%	2.31%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2017	149,322	$16.65 to $20.33	$2,609,751	0.90% to 1.75%	1.99% to 2.85%	1.58%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2016	154,133	$16.19 to $19.93	$2,630,995	0.90% to 1.75%	3.65% to 4.52%	1.27%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2015	180,713	$15.49 to $19.23	$2,945,540	0.90% to 1.75%	1.71% to 2.57%	1.67%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2014	193,013	$15.10 to $18.91	$3,085,800	0.90% to 1.75%	27.57% to 28.64%	1.60%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2013	223,775	$11.74 to $14.82	$2,793,058	0.90% to 1.75%	-0.14% to 0.71%	1.71%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2017	600,057	$13.45 to $14.01	$8,212,470	0.90% to 1.75%	14.30% to 15.26%	1.15%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2016	599,772	$11.77 to $12.15	$7,151,687	0.90% to 1.75%	3.25% to 4.12%	1.09%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2015	639,041	$11.39 to $11.67	$7,352,116	0.90% to 1.75%	-3.04% to -2.22%	1.21%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2014	441,987	$11.75 to $11.94	$5,223,915	0.90% to 1.75%	3.93% to 4.80%	1.24%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2013	206,277	$11.31 to $11.39	$2,338,968	0.90% to 1.75%	13.08%(a) to 13.90%(b)	2.53%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2017	63,966	$14.31 to $22.87	$855,357	0.90% to 1.55%	25.61% to 26.42%	0.26%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2016	56,593	$11.32 to $18.21	$595,757	0.90% to 1.55%	-1.26% to -0.62%	0.38%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2015	58,527	$11.39 to $18.44	$622,774	0.90% to 1.55%	3.47% to 4.14%	0.45%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2014	60,732	$10.94 to $17.82	$625,241	0.90% to 1.55%	11.01% to 11.73%	0.22%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2013	72,801	$9.79 to $16.06	$678,504	0.90% to 1.55%	28.01% to 28.83%	0.65%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2017	12,502	$19.07 to $19.50	$132,803	1.35% to 1.65%	24.63% to 25.00%	0.68%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2016	13,121	$15.30 to $15.60	$111,551	1.35% to 1.65%	0.16% to 0.46%	0.94%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2015	13,970	$7.92 to $8.56	$115,548	0.90% to 1.40%	-3.88% to -3.40%	0.54%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2014	11,415	$8.24 to $8.86	$99,085	0.90% to 1.40%	5.70% to 6.23%	0.97%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2013	11,705	$7.80 to $8.34	$95,938	0.90% to 1.40%	26.31% to 26.93%	1.10%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2017	99,434	$18.10 to $25.22	$2,023,314	0.90% to 1.70%	16.17% to 17.08%	1.39%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2016	73,792	$15.58 to $21.54	$1,405,174	0.90% to 1.70%	2.58% to 3.39%	1.93%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2015	77,999	$15.19 to $20.83	$1,444,010	0.90% to 1.70%	-1.27% to -0.49%	1.44%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2014	53,227	$15.42 to $20.93	$1,004,684	0.90% to 1.65%	6.48% to 7.27%	1.53%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2013	48,001	$14.48 to $19.51	$863,764	0.90% to 1.65%	17.86% to 18.73%	1.32%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2017	267,620	$9.62 to $13.97	$3,424,874	0.90% to 1.65%	28.69% to 29.64%	1.58%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2016	313,043	$7.47 to $10.78	$3,092,701	0.90% to 1.65%	-8.22% to -7.54%	4.64%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2015	341,078	$8.14 to $11.65	$3,619,266	0.90% to 1.65%	-10.29% to -9.62%	0.52%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2014	342,448	$9.08 to $12.89	$4,050,356	0.90% to 1.65%	-13.53% to -12.89%	2.95%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2013	320,571	$10.50 to $14.80	$4,402,611	0.90% to 1.65%	12.43% to 13.26%	3.10%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2017	1,483,370	$17.55 to $18.34	$26,486,938	0.90% to 1.75%	13.47% to 14.42%	1.38%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2016	1,438,483	$15.47 to $16.03	$22,560,327	0.90% to 1.75%	7.82% to 8.73%	1.52%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2015	1,239,972	$14.35 to $14.74	$17,974,397	0.90% to 1.75%	2.30% to 3.16%	1.64%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2014	919,633	$14.03 to $14.29	$12,984,529	0.90% to 1.75%	15.68% to 16.65%	0.90%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2013	428,243	$12.12 to $12.25	$5,212,607	0.90% to 1.75%	22.69% to 23.72%	1.96%
Janus Aspen Series - Service Shares:	Janus Henderson Flexible Bond Subaccount	2017	32,766	$10.19 to $10.33	$334,187	0.90% to 1.55%	1.78% to 2.43%	2.54%
Janus Aspen Series - Service Shares:	Janus Henderson Flexible Bond Subaccount	2016	31,902	$10.01	$319,345	1.55%	0.66%	2.75%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2017	30,052	$26.10 to $31.20	$865,793	0.90% to 1.65%	13.36% to 14.20%	0.31%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2016	26,707	$24.91 to $27.32	$681,083	0.90% to 1.40%	18.55% to 19.14%	0.53%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2015	26,771	$19.41 to $22.93	$565,334	0.90% to 1.70%	-6.87% to -6.13%	0.15%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2014	12,590	$22.50	$283,219	1.40%	8.08%	0.14%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2013	12,765	$20.81	$265,686	1.40%	40.33%	0.53%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2017	71,918	$25.73 to $48.80	$3,038,234	0.90% to 1.70%	11.87% to 12.75%	0.81%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2016	72,317	$23.00 to $43.28	$2,796,347	0.90% to 1.70%	12.78% to 13.67%	0.84%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2015	81,258	$20.39 to $38.07	$2,791,002	0.90% to 1.70%	-4.28% to -3.52%	0.96%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2014	95,542	$21.30 to $39.46	$3,426,902	0.90% to 1.70%	10.07%(a) to 14.08%	0.79%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2013	100,987	$14.82 to $34.59	$3,231,006	0.90% to 1.55%	30.28% to 31.12%	1.00%
MFS® Variable Insurance Trust II - Service Class:	Massachusetts Investors Growth Stock Subaccount	2017	7,363	$12.84 to $13.01	$95,097	0.90% to 1.40%	26.34% to 26.96%	0.42%
MFS® Variable Insurance Trust II - Service Class:	Massachusetts Investors Growth Stock Subaccount	2016	7,780	$10.16 to $10.25	$79,355	0.90% to 1.40%	4.38% to 4.90%	0.37%
MFS® Variable Insurance Trust II - Service Class:	Massachusetts Investors Growth Stock Subaccount	2015	6,721	$9.73 to $9.77	$65,512	0.90% to 1.40%	-2.67%(a) to -2.30%(b)	0.53%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2017	20,314	$22.29 to $29.89	$561,539	0.90% to 1.65%	24.29% to 25.21%	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2016	20,727	$17.94 to $23.87	$456,121	0.90% to 1.65%	7.03% to 7.83%	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2015	21,664	$16.76 to $22.14	$444,688	0.90% to 1.65%	-3.73% to -3.02%	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2014	20,684	$17.41 to $22.83	$438,491	0.90% to 1.65%	-9.00% to -8.32%	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2013	25,253	$19.13 to $24.90	$593,007	0.90% to 1.65%	38.93% to 39.96%	0.00%
MFS® Variable Insurance Trust - Service Class:	Investors Growth Stock Subaccount	2014	1,328	$17.83	$23,677	1.40%	9.58%	0.29%
MFS® Variable Insurance Trust - Service Class:	Investors Growth Stock Subaccount	2013	1,304	$16.27	$21,214	1.40%	28.26%	0.33%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2017	22,627	$19.50 to $25.64	$436,332	0.90% to 1.70%	24.57% to 25.55%	0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2016	23,541	$15.53 to $20.58	$360,781	0.90% to 1.70%	2.87% to 3.68%	0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2015	24,873	$14.98 to $20.01	$366,576	0.90% to 1.70%	2.69% to 3.50%	0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2014	29,215	$14.47 to $19.49	$415,577	0.90% to 1.70%	7.59% to 8.59%(b)	0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2013	29,013	$13.45 to $18.29	$380,597	0.90% to 1.65%	34.99% to 35.99%	0.00%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2017	127,532	$17.33 to $22.70	$2,511,561	0.90% to 1.70%	10.16% to 11.03%	2.46%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2016	43,434	$18.97 to $20.45	$809,897	0.90% to 1.40%	7.31% to 7.84%	2.77%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2015	44,837	$17.68 to $18.96	$776,551	0.90% to 1.40%	-1.95% to -1.47%	2.32%

MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2014	54,288	$18.03 to $19.24	$962,111	0.90% to 1.40%	6.74% to 7.27%	1.98%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2013	56,579	$16.89 to $17.94	$966,325	0.90% to 1.40%	17.10% to 17.68%	1.68%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2017	703,852	$10.83 to $18.08	$10,200,723	0.90% to 1.75%	1.87% to 2.73%	2.37%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2016	693,928	$10.63 to $17.60	$9,887,273	0.90% to 1.75%	3.39% to 4.26%	2.26%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2015	778,845	$10.28 to $16.88	$10,653,420	0.90% to 1.75%	-4.38% to -3.57%	4.18%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2014	752,867	$10.76 to $17.50	$10,707,860	0.90% to 1.75%	1.32% to 2.17%	1.42%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2013	768,284	$10.62 to $17.13	$10,855,169	0.90% to 1.75%	-10.78% to -10.03%	1.91%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2017	916,873	$11.32 to $18.90	$14,046,848	0.90% to 1.75%	3.13% to 4.00%	2.02%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2016	907,551	$10.98 to $18.17	$13,644,722	0.90% to 1.75%	0.92% to 1.77%	2.11%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2015	1,716,800	$10.88 to $17.86	$25,350,223	0.90% to 1.75%	-1.26% to -0.43%	5.09%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2014	1,616,972	$11.01 to $17.93	$24,048,195	0.90% to 1.75%	2.49% to 3.35%	2.17%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2013	1,771,327	$10.75 to $17.35	$25,836,781	0.90% to 1.75%	-3.65% to -2.83%	2.19%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Subaccount	2017	60,396	$11.24 to $19.19	$929,693	0.90% to 1.70%	6.82% to 7.66%	2.05%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Subaccount	2016	55,730	$10.52 to $17.82	$842,642	0.90% to 1.70%	2.30% to 3.12%	1.52%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Subaccount	2015	43,498	$10.28 to $17.28	$700,653	0.90% to 1.70%	-5.63% to -4.88%	1.86%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Subaccount	2014	78,637	$10.90 to $18.17	$1,286,255	0.90% to 1.70%	-3.18%(a) to 1.36%	2.46%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Subaccount	2013	94,149	$10.85 to $17.93	$1,561,860	0.90% to 1.65%	-9.96% to -9.29%	1.16%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2017	244,500	$6.02 to $6.99	$1,577,381	0.90% to 1.70%	0.45% to 1.24%	11.21%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2016	230,360	$5.95 to $6.96	$1,472,253	0.90% to 1.70%	13.23% to 14.13%	1.12%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2015	238,088	$5.21 to $6.15	$1,345,624	0.90% to 1.70%	-26.95% to -26.37%	4.20%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2014	170,404	$7.08 to $8.44	$1,305,615	0.90% to 1.65%	-19.75% to -19.15%	0.35%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2013	379,609	$8.76 to $10.48	$3,491,488	0.90% to 1.75%	-16.17% to -15.46%	1.49%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2017	2,051,171	$12.86 to $13.48	$26,843,527	0.90% to 1.75%	14.87% to 15.83%	2.97%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2016	2,024,639	$11.19 to $11.64	$22,984,640	0.90% to 1.75%	5.95% to 6.84%	1.74%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2015	1,887,966	$10.57 to $10.90	$20,164,805	0.90% to 1.75%	-7.20% to -6.41%	2.83%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2014	1,511,309	$11.38 to $11.64	$17,341,164	0.90% to 1.75%	4.05% to 4.92%	4.38%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2013	923,591	$10.94 to $11.10	$10,158,360	0.90% to 1.75%	9.46% to 10.38%	6.15%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2017	55,315	$9.96 to $10.30	$565,228	0.90% to 1.70%	0.69% to 1.49%	1.71%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2016	44,088	$9.89 to $10.14	$446,114	0.90% to 1.70%	0.66% to 1.46%	1.56%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2015	69,810	$9.83 to $10.00	$693,296	0.90% to 1.70%	-0.58% to 0.21%	0.98%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2014	51,142	$9.89 to $9.98	$507,660	0.90% to 1.70%	-0.82%(a) to -0.19%	0.68%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2013	194,227	$9.99	$1,940,015	1.40%	-0.12%(c)	0.75%
PIMCO Variable Insurance Trust - Administrative Shares:	Low Duration Subaccount	2017	201,628	$9.89 to $10.06	$2,013,614	0.90% to 1.75%	-0.36% to 0.48%	1.34%
PIMCO Variable Insurance Trust - Administrative Shares:	Low Duration Subaccount	2016	234,237	$9.92 to $10.02	$2,337,208	0.90% to 1.75%	-0.34% to 0.50%	1.54%
PIMCO Variable Insurance Trust - Administrative Shares:	Low Duration Subaccount	2015	34,463	$9.96	$343,291	1.40%	-0.39%(c)	18.67%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2017	51,481	$14.09 to $29.45	$1,415,174	0.90% to 1.70%	3.43% to 4.25%	0.67%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2016	54,570	$13.62 to $28.25	$1,446,068	0.90% to 1.70%	17.71% to 18.64%	0.72%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2015	57,132	$11.57 to $23.81	$1,278,938	0.90% to 1.70%	-13.92% to -13.24%	0.00%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2014	68,117	$13.44 to $27.45	$1,746,300	0.90% to 1.70%	-4.44% to -1.35%(b)	0.00%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2013	64,911	$14.27 to $28.72	$1,766,061	0.90% to 1.55%	19.14% to 19.91%	0.56%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2017	124,066	$17.99 to $38.26	$3,943,924	0.90% to 1.70%	3.62% to 4.44%	0.95%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2016	132,503	$17.36 to $36.63	$4,087,341	0.90% to 1.70%	18.94% to 19.88%	1.32%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2015	227,116	$14.56 to $30.56	$5,548,268	0.90% to 1.75%	-13.32% to -12.59%	0.61%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2014	297,101	$16.79 to $34.96	$8,304,936	0.90% to 1.75%	1.46% to 2.32%	0.11%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2013	365,927	$16.55 to $34.17	$9,940,921	0.90% to 1.75%	32.44% to 33.55%	1.08%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2017	33,883	$22.37 to $28.75	$892,791	0.90% to 1.70%	24.89% to 25.88%	1.11%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2016	31,724	$17.91 to $22.84	$656,426	0.90% to 1.70%	5.83% to 6.67%	1.41%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2015	32,528	$16.92 to $21.41	$632,328	0.90% to 1.70%	-4.34% to -3.58%	1.47%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2014	39,364	$17.69 to $22.20	$822,428	0.90% to 1.70%	4.09%(a) to 6.86%	1.61%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2013	40,694	$15.90 to $20.78	$805,031	0.90% to 1.55%	18.98% to 19.75%	1.73%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2017	113,815	$15.87 to $16.89	$1,840,818	0.90% to 1.40%	15.09% to 15.65%	2.57%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2016	124,254	$13.79 to $14.61	$1,745,085	0.90% to 1.40%	5.70% to 6.22%	1.96%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2015	129,686	$13.04 to $13.75	$1,719,351	0.90% to 1.40%	-7.78% to -7.33%	3.12%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2014	151,289	$14.15 to $14.84	$2,165,716	0.90% to 1.40%	-12.36% to -11.92%	1.81%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2013	157,649	$16.14 to $16.85	$2,571,811	0.90% to 1.40%	21.27% to 21.87%	2.36%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2017	7,137	$22.11 to $23.54	$162,084	0.90% to 1.40%	25.19% to 25.81%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2016	7,649	$17.66 to $18.71	$138,446	0.90% to 1.40%	-4.23% to -3.75%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2015	8,339	$18.44 to $19.44	$158,022	0.90% to 1.40%	2.92% to 3.43%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2014	8,773	$17.92 to $18.80	$161,110	0.90% to 1.40%	4.64% to 5.16%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2013	59,370	$17.13 to $17.88	$1,030,557	0.90% to 1.40%	35.58% to 36.26%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2017	46,099	$18.48 to $19.67	$857,784	0.90% to 1.40%	8.16% to 8.70%	4.11%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2016	47,212	$17.09 to $18.10	$811,811	0.90% to 1.40%	12.45% to 13.01%	4.91%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2015	54,503	$15.19 to $16.02	$832,475	0.90% to 1.40%	-8.34% to -7.88%	4.60%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2014	60,599	$16.58 to $17.39	$1,011,409	0.90% to 1.40%	3.17% to 3.68%	4.88%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2013	59,498	$16.07 to $16.77	$961,852	0.90% to 1.40%	12.37% to 12.92%	6.27%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Templeton Foreign VIP Subaccount	2017	855,288	$11.40 to $14.51	$10,184,513	0.90% to 1.75%	14.62% to 15.58%	1.72%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Templeton Foreign VIP Subaccount	2016	946,087	$9.86 to $12.66	$9,771,810	0.90% to 1.75%	5.25% to 6.14%	1.83%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Templeton Foreign VIP Subaccount	2015	982,362	$9.29 to $12.02	$9,590,667	0.90% to 1.75%	-8.26% to -7.48%	3.06%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Templeton Foreign VIP Subaccount	2014	971,837	$10.04 to $13.11	$10,277,538	0.90% to 1.75%	-12.75% to -12.01%	1.79%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Templeton Foreign VIP Subaccount	2013	810,052	$11.41 to $15.02	$9,768,500	0.90% to 1.75%	20.75% to 21.77%	2.36%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Flex Cap Growth VIP Subaccount	2017	67,240	$18.39 to $21.36	$1,286,242	0.90% to 1.65%	24.73% to 25.66%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Flex Cap Growth VIP Subaccount	2016	90,320	$14.64 to $17.13	$1,363,623	0.90% to 1.65%	-4.56% to -3.85%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Flex Cap Growth VIP Subaccount	2015	109,879	$15.22 to $17.94	$1,707,849	0.90% to 1.65%	2.62% to 3.39%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Flex Cap Growth VIP Subaccount	2014	114,356	$14.73 to $17.48	$1,731,690	0.90% to 1.65%	4.26% to 5.03%	0.00%

Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Flex Cap Growth VIP Subaccount	2013	408,517	$14.02 to $16.71	$5,947,737	0.90% to 1.75%	34.92% to 36.05%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Income VIP Subaccount	2017	142,343	$15.45 to $15.68	$2,162,736	0.90% to 1.70%	7.72% to 8.58%	3.90%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Income VIP Subaccount	2016	141,063	$14.23 to $14.56	$1,972,330	0.90% to 1.70%	11.97% to 12.85%	4.79%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Income VIP Subaccount	2015	154,989	$12.61 to $13.00	$1,925,676	0.90% to 1.70%	-8.70% to -7.97%	4.43%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Income VIP Subaccount	2014	163,886	$13.70 to $14.27	$2,215,602	0.90% to 1.65%	2.83% to 3.59%	4.39%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Income VIP Subaccount	2013	117,447	$13.23 to $13.88	$1,541,947	0.90% to 1.65%	12.01% to 12.84%	5.97%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2017	54,072	$14.93 to $17.46	$800,930	0.90% to 1.65%	9.97% to 10.79%	2.74%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2016	51,472	$13.47 to $15.88	$703,627	0.90% to 1.65%	11.09% to 11.91%	3.70%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2015	54,039	$12.04 to $14.29	$662,923	0.90% to 1.65%	-7.76% to -7.08%	2.76%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2014	57,101	$12.96 to $15.49	$756,308	0.90% to 1.65%	1.08% to 1.83%	2.54%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2013	69,372	$12.72 to $15.33	$931,375	0.90% to 1.65%	21.67% to 22.58%	10.17%
Franklin Templeton Variable Insurance Products Trust - Class 5:	Franklin VolSmart Allocation VIP Subaccount	2017	282,883	$11.54 to $11.74	$3,285,873	0.90% to 1.70%	13.76% to 14.66%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 5:	Franklin VolSmart Allocation VIP Subaccount	2016	193,057	$10.14 to $10.23	$1,965,586	0.90% to 1.70%	2.84% to 3.66%	0.99%
Franklin Templeton Variable Insurance Products Trust - Class 5:	Franklin VolSmart Allocation VIP Subaccount	2015	2,508	$9.87	$24,760	0.90%	-1.26%(c)	74.78%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2017	55,914	$19.57 to $23.36	$1,070,255	0.90% to 1.70%	14.41% to 15.31%	0.48%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2016	67,655	$16.97 to $20.42	$1,120,858	0.90% to 1.70%	14.05% to 14.95%	0.24%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2015	78,611	$14.76 to $17.90	$1,134,922	0.90% to 1.70%	-10.05% to -9.34%	0.39%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2014	70,022	$16.28 to $19.70	$1,106,031	0.90% to 1.55%	11.82% to 12.54%	0.73%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2013	75,138	$14.47 to $17.86	$1,056,196	0.90% to 1.65%	34.49% to 35.49%	0.89%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable All Cap Value Subaccount	2013	13,752	$17.12 to $26.34	$329,440	0.90% to 1.65%	30.02% to 30.99%	1.74%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2017	26,762	$23.96 to $27.04	$697,343	0.90% to 1.55%	17.36% to 18.11%	1.60%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2016	21,109	$20.87 to $22.89	$464,638	0.90% to 1.40%	13.40% to 13.96%	1.66%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2015	21,429	$18.40 to $20.09	$416,580	0.90% to 1.40%	-5.62% to -5.16%	1.96%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2014	18,238	$19.50 to $21.18	$375,338	0.90% to 1.40%	12.04% to 12.60%	3.39%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2013	6,003	$17.40 to $17.40	$104,471	1.35% to 1.40%	24.20% to 24.26%	2.26%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2017	20,459	$23.93 to $31.10	$604,608	0.90% to 1.65%	12.98% to 13.81%	1.44%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2016	19,778	$21.18 to $27.33	$511,782	0.90% to 1.65%	11.17% to 11.99%	1.60%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2015	19,359	$19.05 to $24.40	$448,705	0.90% to 1.65%	-4.44% to -3.73%	1.49%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2014	20,325	$19.94 to $25.35	$486,989	0.90% to 1.65%	9.90% to 10.71%	6.62%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2013	4,540	$18.14 to $22.90	$98,150	0.90% to 1.65%	30.22% to 31.19%	1.64%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2017	3,523,981	$13.41 to $14.10	$48,119,155	0.90% to 1.75%	12.11% to 13.06%	1.50%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2016	3,708,395	$11.96 to $12.47	$45,032,186	0.90% to 1.75%	-1.92% to -1.09%	1.18%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2015	3,613,022	$12.19 to $12.61	$44,603,608	0.90% to 1.75%	-6.89% to -6.11%	1.04%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2014	3,181,354	$13.10 to $13.43	$42,070,934	0.90% to 1.75%	4.85% to 5.74%	1.90%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2013	1,732,191	$12.49 to $12.70	$21,791,873	0.90% to 1.75%	16.34% to 17.32%	2.37%
Legg Mason Partners Variable Income Trust - Class II:	Western Asset Core Plus VIT Subaccount	2017	889,788	$10.61 to $10.80	$9,522,715	0.90% to 1.75%	3.88% to 4.75%	3.90%
Legg Mason Partners Variable Income Trust - Class II:	Western Asset Core Plus VIT Subaccount	2016	926,068	$10.21 to $10.31	$9,502,665	0.90% to 1.75%	2.38% to 3.25%	6.80%
Legg Mason Partners Variable Income Trust - Class II:	Western Asset Core Plus VIT Subaccount	2015	34,405	$9.98	$343,291	1.40%	-0.22%(c)	12.07%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2017	41,564	$19.18 to $23.90	$768,415	0.90% to 1.65%	25.90% to 26.83%	0.00%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2016	41,146	$15.12 to $18.98	$601,024	0.90% to 1.65%	1.74% to 2.49%	0.00%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2015	46,105	$14.75 to $18.66	$664,574	0.90% to 1.65%	4.43% to 5.21%	0.00%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2014	36,022	$14.02 to $17.87	$494,148	0.90% to 1.65%	7.66% to 8.46%	0.00%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2013	32,203	$12.93 to $16.59	$413,840	0.90% to 1.65%	37.41% to 38.43%	0.00%
Federated Insurance Series:	Managed Volatility Fund II Subaccount	2017	806,679	$15.11 to $15.89	$12,389,146	0.90% to 1.75%	16.09% to 17.06%	3.96%
Federated Insurance Series:	Managed Volatility Fund II Subaccount	2016	866,772	$13.01 to $13.57	$11,435,723	0.90% to 1.75%	5.84% to 6.73%	5.01%
Federated Insurance Series:	Managed Volatility Fund II Subaccount	2015	1,027,650	$12.30 to $12.72	$12,782,835	0.90% to 1.75%	-9.15% to -8.38%	4.06%
Federated Insurance Series:	Managed Volatility Fund II Subaccount	2014	847,645	$13.53 to $13.88	$11,576,032	0.90% to 1.75%	2.12% to 2.98%	2.72%
Federated Insurance Series:	Managed Volatility Fund II Subaccount	2013	432,415	$13.25 to $13.48	$5,767,538	0.90% to 1.75%	19.65% to 20.66%	1.22%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount	2017	341,221	$9.27 to $9.58	$3,193,565	0.90% to 1.70%	8.82% to 9.68%	1.35%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount	2016	361,531	$8.52 to $8.73	$3,101,630	0.90% to 1.70%	-5.89% to -5.15%	1.44%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount	2015	336,875	$9.05 to $9.21	$3,063,263	0.90% to 1.70%	-8.18% to -7.45%	1.51%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount	2014	288,083	$9.86 to $9.95	$2,848,667	0.90% to 1.70%	-3.39%(a) to -2.21%	0.54%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount	2013	7,741	$10.16 to $10.16	$78,669	1.35% to 1.65%	1.60%(a) to 1.65%(b)	0.00%
Federated Insurance Series:	Managed Tail Risk Fund II Primary Shares Subaccount	2017	22,248	$10.16 to $10.33	$227,865	0.90% to 1.70%	9.10% to 9.96%	1.49%
Federated Insurance Series:	Managed Tail Risk Fund II Primary Shares Subaccount	2016	14,855	$9.31 to $9.35	$138,799	1.35% to 1.70%	-5.61% to -5.29%	0.28%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2017	252,834	$14.35 to $15.82	$3,823,610	0.90% to 1.65%	16.36% to 17.22%	1.56%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2016	285,666	$12.33 to $13.50	$3,700,775	0.90% to 1.65%	-4.15% to -3.44%	0.58%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2015	319,396	$12.87 to $13.98	$4,290,963	0.90% to 1.65%	-9.83% to -9.16%	0.36%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2014	369,077	$14.24 to $15.39	$5,439,572	0.90% to 1.70%	-6.11% to -3.18%(b)	0.50%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2013	391,204	$15.31 to $16.39	$6,163,667	0.90% to 1.65%	23.10% to 24.02%	1.26%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2017	47,302	$8.42 to $9.20	$385,752	0.90% to 1.65%	1.30% to 2.05%	0.13%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2016	53,936	$8.25 to $9.08	$430,268	0.90% to 1.65%	21.80% to 22.71%	0.73%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2015	56,568	$6.73 to $7.46	$369,183	0.90% to 1.65%	-23.66% to -23.09%	0.10%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2014	71,184	$8.75 to $9.75	$609,707	0.90% to 1.70%	-20.14%(a) to -13.81%	0.00%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2013	70,415	$10.15 to $11.42	$699,299	0.90% to 1.65%	6.05% to 6.84%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2017	14,533	$27.33 to $31.10	$431,274	0.90% to 1.70%	29.91% to 30.94%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2016	15,164	$21.03 to $23.75	$344,679	0.90% to 1.70%	-0.16% to 0.64%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2015	18,318	$21.07 to $23.60	$414,634	0.90% to 1.70%	-4.50% to -3.75%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2014	24,359	$22.06 to $24.52	$576,309	0.90% to 1.70%	1.99% to 5.47%(b)	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2013	19,404	$21.84 to $24.04	$454,555	0.90% to 1.65%	53.85% to 54.99%	0.00%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2017	539,469	$11.90 to $12.57	$6,562,644	0.90% to 1.75%	8.69% to 9.60%	1.50%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2016	556,145	$10.95 to $11.47	$6,200,920	0.90% to 1.75%	4.40% to 5.28%	1.31%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2015	645,905	$10.48 to $10.89	$6,869,315	0.90% to 1.75%	-6.14% to -5.35%	1.28%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2014	685,256	$11.17 to $11.51	$7,739,602	0.90% to 1.75%	1.29% to 2.14%	1.03%

Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2013	501,467	$11.03 to $11.27	$5,574,725	0.90% to 1.75%	6.07% to 6.97%	1.07%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2017	1,167,432	$12.42 to $13.11	$14,805,615	0.90% to 1.75%	11.89% to 12.83%	1.59%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2016	1,207,352	$11.10 to $11.62	$13,640,286	0.90% to 1.75%	4.48% to 5.36%	1.53%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2015	1,301,030	$10.62 to $11.03	$14,024,309	0.90% to 1.75%	-7.97% to -7.19%	1.41%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2014	1,226,202	$11.54 to $11.89	$14,312,853	0.90% to 1.75%	1.04% to 1.89%	1.11%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2013	768,849	$11.42 to $11.67	$8,856,956	0.90% to 1.75%	10.46% to 11.39%	1.14%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2017	424,039	$12.35 to $13.05	$5,330,869	0.90% to 1.75%	15.64% to 16.61%	1.58%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2016	453,927	$10.68 to $11.19	$4,920,613	0.90% to 1.75%	3.75% to 4.63%	1.58%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2015	522,692	$10.30 to $10.70	$5,445,780	0.90% to 1.75%	-10.71% to -9.96%	1.55%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2014	510,809	$11.53 to $11.88	$5,945,145	0.90% to 1.75%	-0.43% to 0.41%	0.97%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2013	303,852	$11.58 to $11.83	$3,543,288	0.90% to 1.75%	13.96% to 14.92%	0.92%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Balanced ETF Subaccount	2017	35,319	$11.17 to $11.36	$397,526	0.90% to 1.70%	8.74% to 9.60%	1.54%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Balanced ETF Subaccount	2016	28,411	$10.27 to $10.36	$292,934	0.90% to 1.70%	4.25% to 5.07%	1.81%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Balanced ETF Subaccount	2015	1,585	$9.86	$15,620	1.35%	-1.45%(c)	0.00%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2017	80,297	$11.46 to $11.65	$927,942	0.90% to 1.70%	11.94% to 12.82%	1.60%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2016	51,550	$10.23 to $10.33	$530,201	0.90% to 1.70%	4.37% to 5.20%	2.14%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2015	14,333	$9.81 to $9.82	$140,639	0.90% to 1.35%	-1.89%(a) to -1.84%(b)	0.00%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Growth ETF Subaccount	2017	30,240	$11.74 to $11.94	$357,801	0.90% to 1.70%	15.49% to 16.41%	1.60%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Growth ETF Subaccount	2016	19,961	$10.17 to $10.21	$203,684	1.35% to 1.70%	3.74% to 4.10%	2.11%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Growth ETF Subaccount	2015	7,526	$9.81	$73,794	1.35%	-1.95%(c)	0.00%
AB Variable Products Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2017	522,595	$12.83 to $13.55	$6,849,756	0.90% to 1.75%	12.36% to 13.31%	1.77%
AB Variable Products Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2016	544,345	$11.42 to $11.96	$6,326,218	0.90% to 1.75%	1.59% to 2.44%	0.54%
AB Variable Products Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2015	455,144	$11.24 to $11.68	$5,187,369	0.90% to 1.75%	-3.00% to -2.18%	0.67%
AB Variable Products Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2014	388,562	$11.59 to $11.94	$4,553,048	0.90% to 1.75%	2.41% to 3.28%	0.43%
AB Variable Products Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2013	177,866	$11.31 to $11.56	$2,028,479	0.90% to 1.75%	10.01% to 10.93%	0.31%
AB Variable Products Series Fund, Inc. - Class B:	VPS Global Risk Allocation-Moderate Subaccount	2017	151,806	$11.06 to $11.25	$1,690,507	0.90% to 1.70%	9.65% to 10.51%	0.32%
AB Variable Products Series Fund, Inc. - Class B:	VPS Global Risk Allocation-Moderate Subaccount	2016	178,521	$10.09 to $10.18	$1,806,174	0.90% to 1.70%	2.50% to 3.31%	0.22%
AB Variable Products Series Fund, Inc. - Class B:	VPS Global Risk Allocation-Moderate Subaccount	2015	32,036	$9.84	$315,324	1.70%	-1.57%(c)	0.00%
AB Variable Products Series Fund, Inc. - Class B:	VPS Growth & Income Subaccount	2017	6,601	$12.68 to $22.47	$102,666	1.40% to 1.65%	16.68% to 16.96%	0.61%
AB Variable Products Series Fund, Inc. - Class B:	VPS Growth & Income Subaccount	2016	1,502	$10.87	$16,318	1.65%	8.67%(c)	1.47%
AB Variable Products Series Fund, Inc. - Class B:	VPS Small Cap Growth Subaccount	2017	130	$35.07	$4,570	1.40%	31.94%	0.00%

*	This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.
**	This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.
***	Accumulation units are rounded to the nearest whole number.
****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average contract owners’ equity. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average contract owners’ equity for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)	Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.
(c)	Denotes the minimum and maximum total return for the underlying mutual fund options that were added and funded during the reporting period. Returns are not annualized.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Financial Statements and Schedules

December 31, 2017, 2016 and 2015

(With Independent Auditors’ Report Thereon)

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Independent Auditors’ Report

The Board of Directors and Stockholder

National Security Life and Annuity Company:

Report on the Financial Statements

We have audited the accompanying financial statements of National Security Life and Annuity Company (a wholly owned subsidiary of The Ohio National Life Insurance Company) (the Company), which comprise the balance sheets as of December 31, 2017 and 2016, and the related statements of income, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes and financial statement schedules I, III, and IV (collectively, the financial statements).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017 in accordance with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, OH

March 26, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Balance Sheets

December 31, 2017 and 2016

(Dollars in thousands, except share amounts)

	2017	2016
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities	$53,342	51,493
Trading securities, at fair value:
Fixed maturity securities	1,285	1,509
Policy loans	—	6
Other long-term investments	12	—
Short-term investments	1,500	—

Total investments	56,139	53,008
Cash and cash equivalents	2,764	2,795
Accrued investment income	413	422
Deferred policy acquisition costs	20,483	21,643
Reinsurance recoverable	6,632	6,395
Other assets	4,410	3,161
Federal income tax recoverable	—	143
Assets held in separate accounts	436,433	397,276

Total assets	$527,274	484,843

Liabilities and Equity
Future policy benefits and claims	$39,388	40,090
Current federal income taxes	675	—
Deferred federal income taxes	2,213	3,841
Reinsurance payables and other policyholder funds	278	458
Amounts due to affiliates	52	42
Other liabilities	198	405
Liabilities related to separate accounts	436,433	397,276

Total liabilities	479,237	442,112

Equity:
Stockholder’s equity:
Class A common stock, $250 par value. Authorized, issued and outstanding 10,000 shares	2,500	2,500
Additional paid-in capital	30,845	30,845
Accumulated other comprehensive income	670	390
Retained earnings	14,022	8,996

Total stockholder’s equity	48,037	42,731

Total liabilities and equity	$527,274	484,843

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Income

Years ended December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2017	2016	2015
Revenues:
Traditional life and annuity insurance premiums and charges	$10,822	10,331	10,170
Reinsurance premiums ceded	(4,004)	(4,080)	(4,186)

Total premiums and charges net of reinsurance	6,818	6,251	5,984
Change in value of trading securities	(58)	(42)	(136)
Net investment income	2,087	1,970	1,962
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment losses on securities	—	—	(1)
Portion of impairment losses recognized in other comprehensive income (loss)	—	(27)	(22)

Net other-than-temporary impairment losses on securities recognized in earnings	—	(27)	(23)
Realized (losses) gains, excluding other-than-temporary impairment losses on securities	(1)	41	42

Total investment (losses) gains	(1)	14	19
Other income	1,227	1,192	1,168

	10,073	9,385	8,997

Benefits and expenses:
Benefits and claims	1,269	1,466	953
(Decrease) increase in policy reserves	(538)	(287)	101
Amortization of deferred policy acquisition costs	2,212	6	275
Commissions, net	2,070	1,789	1,507
Other operating costs and expenses	1,650	1,958	2,294

	6,663	4,932	5,130

Income before income taxes	3,410	4,453	3,867

Income taxes:
Current (benefit) expense	(21)	(639)	126
Deferred (benefit) expense	(1,714)	1,073	744

	(1,735)	434	870

Net income	$5,145	4,019	2,997

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Comprehensive Income (Loss)

Years ended December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Before tax		Tax (expense) benefit	After tax
2017
Net income	$			5,145
Other comprehensive income, net of taxes:
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		305	28	333
Deferred acquisition costs		17	(11)	6
Less:
Net gains on securities available-for-sale realized during the period		75	(16)	59

Total other comprehensive income including tax reform adjustment		247	33	280
Stranded tax effects of the tax reform rate change, net[1]		—	(119)	(119)

Total other comprehensive income		247	(86)	161

Total comprehensive income				$5,306

2016
Net income	$			4,019
Other comprehensive income, net of taxes:
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		71	(25)	46
Deferred acquisition costs		(106)	37	(69)
Less:
Net losses on securities available-for-sale realized during the period		(87)	30	(57)

Total other comprehensive income		52	(18)	34

Total comprehensive income				$4,053

2015
Net income	$			2,997
Other comprehensive loss, net of taxes:
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(1,192)	417	(775)
Deferred acquisition costs		202	(71)	131
Less:
Net gains on securities available-for-sale realized during the period		39	(14)	25

Total other comprehensive loss		(1,029)	360	(669)

Total comprehensive income				$2,328

1. As a result of the Tax Cuts and Jobs Act (tax reform) and in conjunction with the adoption of Accounting Standards Update (ASU) 2018-02, Income Statement – Reporting Comprehensive Income, Reclassifications of Certain Tax Effects from Accumulated Other Comprehensive Income, the Company applied new tax rates to the components of Other Comprehensive Income driven by the change in Accumulated Other Comprehensive Income and identified the stranded tax effects of the tax reform rate change in a single line in this table. See Note 4.

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Changes in Equity

Years ended December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total stockholder’s equity
Balance, December 31, 2014	$2,500	30,845	1,025	3,280	37,650
Comprehensive income:
Net income	—	—	—	2,997	2,997
Other comprehensive loss	—	—	(669)	—	(669)

Total comprehensive income					2,328

Balance, December 31, 2015	2,500	30,845	356	6,277	39,978
Dividends to stockholder	—	—	—	(1,300)	(1,300)
Comprehensive income:
Net income	—	—	—	4,019	4,019
Other comprehensive income	—	—	34	—	34

Total comprehensive income					4,053

Balance, December 31, 2016	2,500	30,845	390	8,996	42,731
Tax reform adjustment	—	—	119	(119)	—
Comprehensive income:
Net income	—	—	—	5,145	5,145
Other comprehensive income	—	—	161	—	161

Total comprehensive income					5,306

Balance, December 31, 2017	$2,500	30,845	670	14,022	48,037

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Cash Flows

Years ended December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2017	2016	2015
Cash flows from operating activities:
Net income	$5,145	4,019	2,997
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sale and maturity of fixed maturity trading securities	172	934	2,422
Interest credited to policyholder account values	841	846	808
Universal life and investment-type product policy fees	(4,012)	(3,798)	(3,318)
Capitalization of deferred policy acquisition costs	(1,233)	(1,667)	(2,968)
Amortization of deferred policy acquisition costs	2,212	6	275
Amortization and depreciation	21	11	9
Net realized losses (gains) on investments	1	(14)	(19)
Change in value of trading securities	58	42	136
Deferred federal income tax (benefit) expense	(1,714)	1,073	744
Decrease (increase) in accrued investment income	9	(34)	55
Increase in reinsurance receivables and other assets	(1,486)	(152)	(1,832)
Increase in policyholder liabilities	1,085	810	884
Decrease (increase) in federal income tax recoverable	818	(28)	(106)
(Decrease) increase in other liabilities	(207)	(15)	36
Increase (decrease) in amounts due to affiliates	10	(35)	8
(Decrease) increase in reinsurance payables and other policyholder funds	(180)	(340)	99
Other, net	(49)	(2)	(7)

Net cash provided by operating activities	1,491	1,656	223

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	500	575	2,548
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity available-for-sale securities	3,746	2,821	2,623
Cost of fixed maturity available-for-sale securities acquired	(5,844)	(10,146)	(4,314)
Net increase in short-term investments	(1,500)	—	—
Change in policy loans, net	6	(1)	—
Change in other invested assets, net	(12)	—	—

Net cash (used in) provided by investing activities	(3,104)	(6,751)	857

Cash flows from financing activities:
Investment product account deposits	15,214	23,753	47,636
Investment product account withdrawals	(13,632)	(17,881)	(48,081)
Dividends paid to parent	—	(1,300)	—

Net cash provided by (used in) financing activities	1,582	4,572	(445)

Net (decrease) increase in cash and cash equivalents	(31)	(523)	635
Cash and cash equivalents, beginning of year	2,795	3,318	2,683

Cash and cash equivalents, end of year	$2,764	2,795	3,318

Supplemental disclosure:
Federal income tax paid (received)	$840	(611)	232

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(1)	Organization and Business Description

National Security Life and Annuity Company (“NSLAC” or the “Company”) is a stock life insurance company domiciled in New York and wholly owned by The Ohio National Life Insurance Company (“ONLIC”), a stock life insurance company. ONLIC is 100% owned by Ohio National Financial Services (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

The Company is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

(2)	Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

(a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Actual results could differ from estimates.

The most significant estimates and assumptions include those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, and valuation of and impairment losses on investments. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(b)	Fair Value

Certain assets and liabilities are measured at estimated fair value in the Company’s balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. Note 6 to the financial statements includes further disclosures of estimated fair values.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(c)	Investments

Net Investment Income and Net Realized Gains (Losses)

Income on investments is reported within net investment income. Gains and losses on sales of investments, impairment losses and changes in allowances are reported within net realized gains (losses).

Fixed Maturity Securities

Fixed maturity securities classified as available-for-sale are reported at their estimated fair value. Unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax are recorded as a separate component of accumulated other comprehensive income in equity.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the statements of income.

The Company has no fixed maturity securities classified as held-to-maturity.

Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Management regularly reviews its fixed maturity and equity securities portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. See Note 7 for management’s description and analysis of the portfolio.

(d)	Derivatives

The Company sells variable annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

•	the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

•	the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

•	a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

Such embedded derivatives are carried at estimated fair value with the reinsurance embedded derivatives reported in reinsurance recoverables in the balance sheets. The change in the estimated fair value is reported in benefits and claims in the statements of income.

(e)	Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all short-term and highly liquid investments with original maturities of three months or less (including reverse repurchase agreements) to be cash equivalents.

(f)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The Company incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred acquisition costs (“DAC”). Such costs generally include:

•	incremental direct costs of contract acquisitions;

•

the portion of the employee’s total compensation, excluding any compensation that is deferred as part of contract acquisitions, and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract;

•	other costs related directly to the insurer’s acquisition activities noted above that would not have been incurred had the issuance of the contract not occurred; and

•	certain advertising costs that meet the deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred.

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For investment products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits (gross revenues less interest credits, policy benefits and policy maintenance expenses).

DAC for investment products is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale.

The most significant assumptions that are involved in the estimation of future gross profits include future gross separate account performance, surrender/lapse rates, withdrawals/partial withdrawals, interest

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

margins and mortality. The Company’s long-term assumption for gross separate account performance, net of investment fees, is 7.3%, a blend of expected returns from stock, money market and bond funds representative of the in-force block of contracts before a deduction for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 0.0% or in excess of 15.0% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the statements of income. See Note 9 for further information on the DAC unlocking adjustment made in 2016.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements:

•	day-one bonuses which increase the account value at inception; and

•	enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts.

Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(g)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. To the extent there are loss limiting features that preclude the reinsurer from assuming the risk of significant loss, the Company would account for such agreements using deposit accounting. There were no such agreements as of December 31, 2017, 2016 or 2015. See Note 11 for additional reinsurance disclosures.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

Amounts recoverable under reinsurance agreements, which totaled $6,632 and $6,395 as of December 31, 2017 and 2016, respectively, include ceded reserves, paid and unpaid claims, and certain other amounts.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts on the statements of income. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(h)	Goodwill and Intangible Assets

Goodwill and intangible assets are included in other assets. In a business combination, goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired. Intangible assets are non-financial assets that lack physical substance resulting from a business combination.

The Company has $560 of goodwill recorded in other assets on the balance sheets at December 31, 2017 and 2016 related to the purchase of the Company by ONLIC in 2002.

The Company has $195 of intangible assets recorded in other assets on the balance sheets at December 31, 2017 and 2016 related to insurance licenses acquired with the purchase of the Company by ONLIC in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. Each license remains intact and in good standing as there have been no events that would impact the Company’s ability to do business in the New York or New Jersey markets. As a result, no impairment was recognized on this asset.

Goodwill and intangible assets are not amortized, but are evaluated for impairment annually or more frequently if events or circumstances, such as adverse changes in the business climate, require an interim evaluation. The evaluation includes the use of management assumptions which may be inherently uncertain. During the 2017 annual impairment tests, the Company concluded that the estimated fair values of the goodwill and intangible assets were in excess of their carrying values and, therefore, not impaired.

(i)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the statements of income.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(j)	Revenues and Benefits

Traditional Life Insurance Products

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of term life policies.

Premiums for traditional life insurance products assumed are recognized as revenue when due. Benefits and expenses are associated with earned premiums; therefore, profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits.

Investment Products and Universal Life Insurance Products

Investment products consist of variable annuities. Universal life insurance products include variable universal life.

Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

(k)	Future Policy Benefits and Claims

The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Liabilities for traditional life insurance policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued. The liabilities for life reserves may be greater or less than those established by the ceding companies due to their use of different mortality and other assumptions.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Liabilities for investment products in the accumulation phase and variable universal life insurance products are calculated based on participants’ contributions plus interest credited less applicable contract charges.

Liabilities for payout annuities are calculated using the present value of future benefits discounted using varying interest rates. Liabilities for variable payout annuities also include maintenance costs in the present value calculation.

The Company regularly reviews its estimates of future policy benefits and claims liabilities and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the change occurs.

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issues nontraditional variable annuity contracts through its separate accounts in which the Company provides various forms of guarantees/riders to benefit the related contract holders. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid out without requiring the occurrence of a specific insurable event or the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

The Company has five main types of rider benefits offered with individual variable annuity contracts:

•	guaranteed minimum death benefit (“GMDB”);

•	guaranteed minimum income benefit (“GMIB”);

•	guaranteed minimum accumulation benefit (“GMAB”);

•	guaranteed minimum withdrawal benefit (“GMWB”); and

•	guaranteed lifetime withdrawal benefit (“GLWB”).

The Company refers to the total of these five types, collectively, as the “G reserves.”

Guarantees accounted for as insurance liabilities in future policy benefits and claims include GMDBs, GMIBs and certain GLWBs that require annuitization.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Guarantees accounted for as embedded derivatives include GMWBs, GMABs and certain GLWBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. The embedded derivatives are carried at estimated fair value and reported in future policy benefits and claims.

(l)	Income Taxes

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH, which includes its U.S. domestic subsidiaries.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocations are based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled quarterly.

The Company’s policy for recording interest and penalties associated with audits, claims and adjustments is to record such amounts as a component of current income tax (benefit) expense.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and prudent and feasible tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

On December 22, 2017, President Donald Trump signed into law the tax legislation commonly known as the Tax Cuts and Jobs Act. See Note 4 for a description of the new tax law.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(m)	Litigation Contingencies

The Company may be subject to legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized as incurred and for the estimated amount to be incurred.

On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s financial statements.

(n)	Adoption and Future Adoption of New Accounting Pronouncements

The Company applies the public entity requirements when adopting new accounting standards.

Adoption of New Accounting Pronouncements

In February 2018, the Company early adopted Accounting Standards Update (“ASU”) 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. This guidance gives financial statement preparers an option to reclassify stranded tax effects within Accumulated Other Comprehensive Income (“AOCI”) to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (or portion thereof) is recorded. The guidance also requires disclosure of (1) a description of the accounting policy for releasing income tax effects from AOCI, (2) whether the company elected to reclassify the stranded income tax effects from the Tax Cuts and Jobs Act, and (3) information about the other income tax effects that are reclassified. The Company chose to early adopt this standard effective for the year ended December 31, 2017. As a result of adoption, ($119) was reclassified from AOCI to retained earnings.

In January 2017, the Company adopted ASU 2016-05, Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. This guidance clarifies that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. The adoption of this guidance did not significantly impact the Company’s financial statements.

In January 2016, the Company adopted ASU 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This guidance updated the accounting standard related to an entity’s assessment of its ability to continue as a going concern. This guidance requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. In situations where there is substantial doubt about an entity’s ability to continue as a going concern, disclosure should be made so that a reader can understand the conditions that raise substantial doubt, management’s assessment of those conditions and any plan management has to mitigate those conditions. Management completed its assessment and concluded that there is no doubt about the entity’s ability to continue as a going concern.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Future Adoption of New Accounting Pronouncements

In August 2017, the Financial Accounting Standards Board (“FASB”) issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. The new guidance is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. This new guidance refines, expands and simplifies hedge accounting for financial and nonfinancial risk. Management does not expect that this guidance will have a material impact on the financial statements.

In March 2017, the FASB issued ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities. The new guidance is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. This new guidance requires premium on callable debt securities to be amortized to the earliest call date. Management has not yet assessed the impact that this guidance may have on the financial statements.

In February 2017, the FASB issued ASU 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets. The new guidance is effective for fiscal years beginning after December 15, 2017. Early adoption is permitted. This new guidance defines in substance nonfinancial assets, and clarifies that an entity should identify each distinct nonfinancial asset or in substance nonfinancial asset promised to a counterparty and derecognize each asset when a counterparty obtains control of it. Management does not expect that this guidance will have a material impact on the financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment effective for annual periods beginning after January 1, 2020 which eliminates some portions of the goodwill impairment test to simplify the test. The guidance also eliminates the requirement for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment. Management does not expect that this guidance will have a material impact on the financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows, (Topic 230): Restricted Cash, effective for public companies for fiscal years beginning after December 15, 2017. This new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The adoption of this guidance will not have any impact on the Company’s financial statements.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, effective for public companies for fiscal years beginning after December 15, 2017. This new guidance requires entities to immediately recognize the income tax consequences of intercompany asset transfers. This new guidance permits early adoption. Management does not expect that this guidance will have a material impact on the financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

In August 2016, the FASB issued new guidance on cash flow statement presentation, ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The new guidance is effective for fiscal years beginning after December 15, 2017, and should be applied retrospectively to all periods presented. Early adoption is permitted. The guidance addresses how certain specific cash receipts and cash payments are presented and classified in the statement of cash flows. Management has not yet assessed the impact that this guidance may have on the financial statements.

In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments, ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The new guidance is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted for fiscal years beginning after December 15, 2018. ASU 2016-13 replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses would be based on historical loss information, current conditions, and reasonable and supportable forecasts after implementation of this guidance. The guidance also requires enhanced disclosures. Management has not yet assessed the impact that this guidance may have on the financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, (Topic 842), effective for public companies for fiscal years beginning after December 15, 2018. This guidance requires lessees to recognize a lease liability measured on a discounted basis and a right-of-use asset for the lease term. Under this guidance, lessor accounting is largely unchanged except to align lessor accounting with the lease accounting model and ASC Topic 606, Revenue from Contracts with Customers, and thus the accounting for sale and leaseback transactions have been simplified. Management has not yet assessed the impact that this guidance may have on the financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, effective for public companies for fiscal years beginning after December 15, 2017. This guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. This guidance requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes. This guidance requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables). This guidance eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost. Early adoption is permitted. Management does not expect that this guidance will have a material impact on the financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), effective for annual periods beginning after December 15, 2017 for public business entities. This guidance outlines a single, comprehensive model for accounting for revenue from contracts with customers. Topic 606 specifically excludes insurance contracts from its scope; however, the Company may adopt the new standard either using the full retrospective approach or a modified retrospective approach with a

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

cumulative catch-up adjustment. The Company’s implementation efforts include the identification of revenue within the guidance and the review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The Company does not expect a material impact on the consolidated financial statements.

(o)	Subsequent Events

The Company has evaluated subsequent events through March 26, 2018, the date that the financial statements were available to be issued.

Effective March 16, 2018, the Company will no longer be actively marketing and issuing new individual variable annuity business which presently represents the bulk of the Company’s inforce contracts and policies. The Company will continue to service the inforce contracts and policies regardless of the absence of new sales.

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

On December 22, 2017, President Donald Trump signed into law the tax legislation commonly known as the Tax Cuts and Jobs Act (the “Act”). Under FASB ASC Topic 740, Income Taxes, the effects of new legislation are recognized upon enactment, which, for federal legislation, is the date the President signs a bill into law.

The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC’s Staff Accounting Bulletin No. 118 (“SAB 118”). SAB 118 provides guidance on accounting for the effects of the U.S. tax reform where determinations are incomplete, but the Company is able to determine a reasonable estimate. A final determination is required to be made within a measurement period not to extend beyond one year from the enactment date of the U.S. tax reform. The provisional amount applies to other potential technical interpretations of accounting and taxing authorities related to elements of the U.S. tax reform, which are subject to change.

The Act reduces the corporate income tax rate to 21 percent (previously 35 percent), effective January 1, 2018, for all corporations. The effects of the new legislation are recognized by adjusting the Company’s deferred tax assets (“DTAs”) and/or deferred tax liabilities (“DTLs”) as of December 31, 2017. The effects of changes in tax laws or rates on DTAs or DTLs are allocated to continuing operations and are reflected in the tax rate reconciliation in Note 13.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The Company made an election to reclassify the income tax effects of the Act from AOCI to retained earnings in its 2017 consolidated financial statements. The reclassification only includes impacts of the tax rate change from 35% to 21%. The Company’s policy was to reclassify the full impact in the first year. There was no valuation allowance associated with these AOCI balances.

See Note 13 for disclosures relating to taxes in the financial statements.

The U.S. Department of Labor (“DOL”) adopted new regulations (the “Rule”), applicable on June 9, 2017, which impose a heightened fiduciary duty standard of care when an advisor recommends the sale of investment or insurance products/services to 401(k) plans sold to employers, individual annuities sold to policyholders for their 401(k) plans as well as individual retirement accounts (“IRAs”). During the course of re-examining the Rule, the DOL determined that a transitional version of the Rule would go into effect for 18 months, from June 9, 2017 until July 1, 2019, with the Impartial Conduct Standard and relaxed Exemption requirements for 84-24 and Best Interest Contract Exemption (“BICE”). DOL issued a Request for Information (RFI) seeking comment on changes/improvements to the Rule. The DOL has had the opportunity to review the comments and recently sent the final Rule to the Office of Management & Budget (OMB) for review. No clear date on final implementation is available at this time.

This regulation, if left unchanged, will negatively impact our sales of individual annuities to IRA holders, which could negatively impact our business, results of operations or financial condition.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. The Company’s largest distributor of variable annuity products contributed approximately 74% and 24% of the total net variable annuity deposits in 2017 and 2016, respectively. The same distributor accounted for approximately 31% and 32% of total individual annuity reserves as of December 31, 2017 and 2016, respectively. It is possible that a change in the Company’s relationship with this distributor could result in a decrease in revenues from the loss of existing variable annuity deposits or from a decrease in future total variable annuity deposits.

The Company has entered into a 100% coinsurance agreement with ONLIC for certain guaranty benefit riders. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to limit future annuity sales, seek additional capital, or both.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company attempts to reduce this risk through geographical diversification and the purchase of reinsurance.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance contracts to cede a portion of its general account life and annuity business. The Company attempts to mitigate this risk by monitoring the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company. If such ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed as well as the potential loss of existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

Information Technology Risk is the risk that the computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, or other events beyond the Company’s control. The failure of the computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect profitability as well as negatively impact the Company’s reputation. The Company attempts to mitigate this risk through several layers of firewall and system access protocols as well as off-site data warehouse facilities.

Credit Risk is the risk that issuers of investment securities or other parties, including reinsurers, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectability of the loans, and the credit quality of reinsurers.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the fixed maturity securities. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the contract value of the Company’s individual variable annuity contracts which offer guaranteed benefit riders. Losses in the equity market could result in declines in separate account assets and assets under management thus affecting investment management fees revenue and may require the Company to accelerate the amortization of DAC. The Company attempts to minimize the adverse impact of this risk by monitoring the diversification of the Company’s investment portfolio and through reinsurance arrangements with third-parties.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

Investment Risk – see Note 7 for additional risks specific to the investment portfolio.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(5)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the years ended December 31:

	Adjustment to:
	Deferred acquisition costs	Unrealized gains (losses)	Total
December 31, 2015	$33	323	356
Other comprehensive (loss) income before reclassifications	(69)	46	(23)
Amounts reclassified from accumulated other comprehensive income	—	57	57

Change	(69)	103	34

December 31, 2016	$(36)	426	390
Other comprehensive income (loss) before reclassifications	6	333	339
Amounts reclassified from accumulated other comprehensive income	—	(59)	(59)

Change	6	274	280

December 31, 2017	$(30)	700	670

The following table shows the reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the years ended December 31:

Details about accumulated other comprehensive income (loss) components	2017	2016	Statements of income location
Unrealized gains/(losses) on securities available-for-sale:
	$75	(87)	Realized gains (losses), excluding other-than-temporary impairment losses on securities

	(16)	30	Income tax current (benefit) expense

Total reclassification for the year	$59	(57)	Total net gain (loss)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(6)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the balance sheets into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are as follows:

•

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, cash and cash equivalents and separate account assets.

•

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets or that are derived principally from or corroborated by observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, certain corporate debt, asset-backed, mortgage-backed, private placement, securities lending collateral and cash equivalent securities.

•

Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain asset-backed or mortgage-backed securities and reinsurance contracts and embedded derivatives associated with living benefit contracts.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,769	249	—	2,018
Obligations of states and political subdivisions	—	2,796	—	2,796
Corporate	—	36,652	—	36,652
Asset-backed	—	3,802	—	3,802
Mortgage-backed	—	8,074	—	8,074
Trading securities:
Fixed maturity securities:
Corporate	—	1,201	—	1,201
Asset-backed	—	81	—	81
Mortgage-backed	—	3	—	3
Short-term investments	—	1,500	—	1,500
Other assets:
Cash and cash equivalents	2,764	—	—	2,764
Other assets:
GMAB/GMWB embedded derivatives[1]	—	—	1,333	1,333
Assets held in separate accounts	436,433	—	—	436,433

Total assets	$440,966	54,358	1,333	496,657

Liabilities
GMAB/GMWB reinsurance contracts	$—	—	1,042	1,042

Total liabilities	$—	—	1,042	1,042

[1]	GMAB/GMWB riders reclassed as assets due to negative liability balances.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2016:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,801	250	—	2,051
Obligations of states and political subdivisions	—	2,854	—	2,854
Corporate	—	37,090	—	37,090
Asset-backed	—	3,315	—	3,315
Mortgage-backed	—	6,183	—	6,183
Trading securities:
Fixed maturity securities:
Corporate	—	1,381	—	1,381
Asset-backed	—	121	—	121
Mortgage-backed	—	7	—	7
Other assets:
Cash and cash equivalents	1,295	1,500	—	2,795
Reinsurance recoverable:
GMAB reinsurance contracts[2]	—	—	88	88
Other assets:
GMAB/GMWB embedded derivatives[1]	—	—	91	91
Assets held in separate accounts	397,276	—	—	397,276

Total assets	$400,372	52,701	179	453,252

Liabilities
GMAB embedded derivatives	$—	—	150	150

Total liabilities	$—	—	150	150

[1]	GMAB/GMWB riders reclassed as assets due to negative liability balances.
[2]	All GMAB riders excluding those issued in 2009 and prior.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of FASB ASC Topic 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of secondary pricing sources, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Fixed maturity securities – The estimated fair value of fixed maturity securities is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fixed maturity securities as Level 2 assets.

Fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These fixed maturity securities are classified as Level 3 assets.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

For certain asset-backed fixed maturity securities with complex cash flows that are not priced by independent pricing services, management determines the fair value using other modeling techniques, primarily commercial software applications utilized for valuing securitized investments with variable cash flows. These fixed maturity securities are classified as Level 3 assets.

At December 31, 2017, 98.3% of the estimated fair values of fixed maturity securities were obtained from independent pricing services and 1.7% from other sources.

Cash and cash equivalents - Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash equivalents are comprised of publicly traded money market accounts and reverse repurchase agreements. The publicly traded money market accounts are considered to be Level 1 assets.

Reverse repurchase agreements - The Company has entered into reverse repurchase agreements with a third-party custodian whereby the Company purchases securities or other highly liquid assets and simultaneously agrees to resell the same or substantially the same securities. Because control of the assets is not relinquished, reverse repurchase agreements are accounted for as collateralized borrowings with the cash paid for the securities continued to be recorded in the financial statements as cash. The underlying securities are not recorded as investments owned by the Company. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income.

At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at any time the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price. As of December 31, 2017 and 2016, the Company had reverse repurchase agreements outstanding with a total carrying value of $2,000 and $500, respectively, recorded as cash and cash equivalents on the balance sheets. The Company classifies the estimated fair values of assets held in reverse repurchase agreements as Level 2 assets. Non-cash collateral on deposit with the third-party custodian on our behalf was $2,040 and $510 at December 31, 2017 and 2016, respectively, which has not been recorded on our balance sheets.

Assets held in separate accounts - Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the balance sheets. The underlying securities are mutual funds that are valued using the reported net asset value which is published daily. The Company has classified the estimated separate account assets as Level 1 assets.

GMAB/GMWB reinsurance contracts and GMAB/GMWB embedded derivatives – Certain of the Company’s individual variable annuity contracts that include guaranteed benefit riders accounted for

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

as embedded derivatives are measured at estimated fair value separately from the host variable annuity contract. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuity products.

The fair value of these assets and liabilities is estimated using the present value of future benefits minus the present value of future premiums over the expected lives of the contracts using various capital market and actuarial assumptions. The Company uses a risk neutral valuation methodology in which cash flows are projected under multiple capital market scenarios using observable risk free rates.

The valuation of the reinsurance contract derivatives includes a credit adjustment for counterparty nonperformance risk and risk margins. Nonperformance risk is based on the counterparty’s debt and cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

The valuation of the embedded derivatives also includes a credit adjustment using the Company’s nonperformance risk to the present value of the future cash flows.

Other significant inputs to the valuation models for the derivatives associated with the guaranteed benefit riders include capital market assumptions, such as interest rate, equity indices, foreign currency rates, counterparty credit, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

The assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of the reinsurance contracts and embedded derivatives are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 assets and liabilities.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

		Reinsurance	Other
	Investments	recoverable	assets
	Asset - backed	GMAB reinsurance contracts[2]	GMAB/ GMWB embedded derivatives[3]	Total assets
December 31, 2015	$371	342	—	713
Net investment gains (losses):
In earnings (realized and unrealized)[1]	—	(254)	91	(163)
Transfers out of Level 3	(371)	—	—	(371)

December 31, 2016	—	88	91	179
Net investment gains (losses):
In earnings (realized and unrealized)[1]	—	(88)	1,242	1,154

December 31, 2017	$—	—	1,333	1,333

Change in unrealized gains (losses):
Still held at December 31:
2016	$—	(254)	91	(163)

2017	$—	(88)	1,242	1,154

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization of premiums or discounts and derivative settlements activity.

[2]	All GMAB riders excluding those issued in 2009 and prior.
[3]	GMAB/GMWB riders reclassed as assets due to negative liability balances.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Future policy benefits and claims
	GMAB/	GMAB/
	GMWB	GMWB
	reinsurance	embedded	Total
	contracts[3]	derivatives[2]	liabilities
December 31, 2015	$—	(399)	(399)

Net investment gains (losses):
In earnings (realized and unrealized)[1]	—	249	249

December 31, 2016	—	(150)	(150)

Net investment gains (losses):
In earnings (realized and unrealized)[1]	(1,042)	150	(892)

December 31, 2017	$(1,042)	—	(1,042)

Change in unrealized gains (losses):
Still held at December 31:
2016	$—	249	249

2017	$(1,042)	150	(892)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	GMAB liability balances excluding those reclassed as assets.
[3]	GMAB/GMWB reinsurance ceded amounts reclassed as liabilities.

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 excluded from the table below are obtained from non-binding broker quotes where observable inputs are not reasonably obtainable by the Company.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2017
Assets:
Other assets:
GMAB/GMWB embedded derivatives[1]	1,333	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.7% - 18.6%	*	Decrease
			dur 11+	6.2% - 11.0%	*	Decrease
			Non-Sys With Rates (%AV)	1.0% - 4.5%	*	Decrease
			Sys With Utilization	0%	*	Decrease
			Non-performance risk (Credit Spread)	0.86% - 1.27%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase
Liabilities:
GMAB/GMWB reinsurance contracts	1,042	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.7% - 18.6%	*	Decrease
			dur 11+	6.2% - 11.0%	*	Decrease
			Non-Sys With Rates (%AV)	1.0% - 4.5%	*	Decrease
			Sys With Utilization	0%	*	Decrease
			Non-performance risk (Credit Spread)	0.86% - 1.27%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

[1]	GMAB/GMWB riders reclassed as assets due to negative liability balances.
[2]	Sys = Systematic

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description[3]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2016
Assets:
Reinsurance recoverable:
GMAB reinsurance contracts[2]	$88	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 19.6%	*	Decrease
			duration 11+	6.7% - 15.0%	*	Decrease
			Non-Sys With Rates (%AV)	1.2% - 3.3%	*	Decrease
			Sys With Utilization	0%	*	Decrease
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase
Other assets:
GMAB/GMWB embedded derivatives[1]	91	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.7% - 19.6%	*	Decrease
			dur 11+	6.7% - 15.0%	*	Decrease
			Non-Sys With Rates (%AV)	1.2% - 3.3%	*	Decrease
			Sys With Utilization	0%	*	Decrease
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase
Liabilities:
GMAB embedded derivatives	150	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 19.6%	*	Decrease
			duration 11+	6.7% - 15.0%	*	Decrease
			Non-Sys With Rates (%AV)	1.2% - 3.3%	*	Decrease
			Sys With Utilization	0%	*	Decrease
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase

[1]	GMAB/GMWB riders reclassed as assets due to negative liability balances.
[2]	All GMAB riders excluding those issued in 2009 and prior.
[3]	Sys = Systematic

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

*	The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Transfers into or out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company’s conclusion that pricing information received from a third party pricing service is not reflective of market activity.

During the years ended December 31, 2017 and 2016, the Company transferred $0 and $371, respectively, of asset-backed securities from Level 3 to Level 2 as a result of the availability of observable pricing inputs for these securities. There were no transfers from Level 2 or Level 3 into Level 1 in 2017 or 2016.

There were no fair value measurements on a nonrecurring basis.

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC Topic 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC Topic 825 disclosure that have not been presented at fair value in the ASC Topic 820 tables above are presented in the table below:

	Carrying	Estimated	Fair value hierarchy level
	value	fair value	Level 1	Level 2	Level 3
2017
Liabilities:
Investment contracts	$33,488	30,546	—	30,546	—
2016
Liabilities:
Investment contracts	$34,104	30,562	—	30,562	—

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance. The inputs are market observable; therefore, the Company classifies these as Level 2 liabilities.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(7)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

•	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other than temporary impairments; and

•	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

Any of these situations are reasonably possible and could result in a charge to income in a future period.

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Fixed Maturity Securities

Fixed Maturity Securities by Sector

The amortized cost and estimated fair value of available-for-sale and trading securities for fixed maturity securities by sector as of December 31 is as follows:

	2017
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,971	48	(1)	2,018	—
Obligations of states and political subdivisions	2,735	65	(4)	2,796	—
Corporate	35,960	878	(186)	36,652	—
Asset-backed	3,832	11	(41)	3,802	—
Mortgage-backed	7,953	151	(30)	8,074	(13)

Total fixed maturity securities	$52,451	1,153	(262)	53,342	(13)

Trading securities:
Fixed maturity securities:
Corporate securities	$1,149	52	—	1,201	—
Asset-backed	79	2	—	81	—
Mortgage-backed	3	—	—	3	—

Total fixed maturity securities	$1,231	54	—	1,285	—

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,983	75	(7)	2,051	—
Obligations of states and political subdivisions	2,842	32	(20)	2,854	—
Corporate	36,547	915	(372)	37,090	—
Asset-backed	3,365	25	(75)	3,315	—
Mortgage-backed	6,095	149	(61)	6,183	(13)

Total fixed maturity securities	$50,832	1,196	(535)	51,493	(13)

Trading securities:
Fixed maturity securities:
Corporate securities	$1,274	107	—	1,381	—
Asset-backed	116	5	—	121	—
Mortgage-backed	7	—	—	7	—

Total fixed maturity securities	$1,397	112	—	1,509	—

Non-credit other than temporary impairment (“OTTI”) represents the amount of cumulative non-credit OTTI losses recognized in other comprehensive income on securities as of the date of OTTI that also had credit impairments.

The Company’s fixed maturities portfolio is comprised primarily of investment grade securities. Based upon designations by the NAIC, investment grade securities comprised 95.9% and 97.6% of the Company’s total available-for-sale and trading fixed maturity securities portfolio as of December 31, 2017 and 2016, respectively.

Investments with a fair value of $1,780 and $1,811 as of December 31, 2017 and 2016, respectively, were on deposit with various regulatory agencies as required by law and are included in securities available-for-sale.

Maturities of Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and trading as of December 31, 2017, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2017.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Fixed maturity securities
	Available-for-sale		Trading
	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
Due in one year or less	$4,388	4,462	228	234
Due after one year through five years	9,997	10,255	924	970
Due after five years through ten years	25,182	25,665	—	—
Due after ten years	12,884	12,960	79	81

Total	$52,451	53,342	1,231	1,285

Continuous Gross Unrealized Losses for Fixed Maturity Securities

The following tables present the estimated fair value and gross unrealized losses of the Company’s fixed maturity (aggregated by sector) securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
2017
U.S. Treasury securities and obligations of U.S. government	$114	(1)	—	—	114	(1)
Obligations of states and political subdivisions	230	—	291	(4)	521	(4)
Corporate	2,916	(63)	3,589	(123)	6,505	(186)
Asset-backed	1,700	(15)	964	(26)	2,664	(41)
Mortgage-backed	1,200	(10)	660	(20)	1,860	(30)

Total	$6,160	(89)	5,504	(173)	11,664	(262)

2016
U.S. Treasury securities and obligations of U.S. government	$250	(7)	—	—	250	(7)
Obligations of states and political subdivisions	1,128	(20)	—	—	1,128	(20)
Corporate	11,454	(316)	789	(56)	12,243	(372)
Asset-backed	1,820	(67)	182	(8)	2,002	(75)
Mortgage-backed	2,156	(61)	—	—	2,156	(61)

Total	$16,808	(471)	971	(64)	17,779	(535)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Concentrations related to fixed maturity securities in an unrealized loss position are included in the tables below. The tables summarize the fixed maturity securities by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

Unrealized losses	Less than 12 months	12 months or longer	Total	Number of securities
2017
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(1)	—	(1)	1
Obligations of states and political subdivisions	—	(4)	(4)	2
Corporate	(63)	(123)	(186)	20
Asset-backed	(15)	(26)	(41)	7
Mortgage-backed	(10)	(20)	(30)	5

Total	$(89)	(173)	(262)	35

2016
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(7)	—	(7)	1
Obligations of states and political subdivisions	(20)	—	(20)	4
Corporate	(316)	(56)	(372)	40
Asset-backed	(67)	(8)	(75)	6
Mortgage-backed	(61)	—	(61)	6

Total	$(471)	(64)	(535)	57

Evaluation of Other Than Temporarily Impaired Investments

Management regularly reviews its fixed maturity securities portfolios to evaluate the necessity of recording impairment losses for other than temporary declines in fair value of investments.

An analysis is prepared which focuses on the issuer’s ability to service its debts and the extent and length of time the security has been valued below cost. This review process includes an assessment of the credit quality and an assessment of the present value of future cash flows of the identified investment in the securities portfolio.

For corporate securities, the Company evaluates the present value of cash flows using the financial performance of the issuer based upon credit performance and investment ratings. Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other than temporarily impaired. Relevant facts and circumstances that may be considered include:

•	comparison of current estimated fair value of the security as compared to cost;

•	length of time the estimated fair value has been below cost;

•	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

•	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

•	any items specifically pledged to support the credit along with any other security interests or collateral;

•

the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

•	overall business climate including litigation and government actions;

•	rating agency downgrades;

•	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

•	other circumstances particular to an individual security.

For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized in the statements of income.

For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the estimated fair value) is recognized in the statements of income. For those debt securities for which the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over estimated fair value) is bifurcated with the credit loss portion recorded in the statements of income, and the remainder, or non-credit loss portion, is recorded in other comprehensive income (loss). The Company prospectively accretes the value of the investment through interest income to the extent the future cash flows of the security are expected to be in excess of the new cost basis.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The Company discloses as part of the separate component of AOCI the non-credit portion of any OTTI. Subsequent changes in estimated fair value that are not considered OTTI are not included in the separate component of AOCI.

Current Year Evaluation

The Company has concluded securities in an unrealized loss position as of December 31, 2017 and 2016 reflect temporary fluctuations in economic factors that are not indicative of OTTI due to the Company’s ability and intent to hold the fixed maturity security investments until recovery of estimated fair value or amortized cost.

Total unrealized losses decreased from December 31, 2016 to December 31, 2017 due to tighter credit spreads. Additionally, unrealized losses declined in certain industry sectors (i.e. energy, oil, mining) due to overall sector recoveries in value. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

Variable Interest Entities

In the normal course of business, the Company invests in fixed maturity securities structured through trusts that could qualify as VIE. A VIE is a legal entity that lacks sufficient equity to finance their activities, or the equity investors of the entities as a group lack any of the characteristics of a controlling interest. The primary beneficiary of a VIE is generally the enterprise that has both the power to direct the activities most significant to the VIE, and is the enterprise that will absorb a majority of the fund’s expected losses or receive a majority of the fund’s expected residual returns. The Company evaluates its interest in certain fixed maturity investments, corporate securities, mortgage-backed securities, and asset-backed securities, to determine if the entities meet the definition of a VIE and whether the Company is the primary beneficiary and should consolidate the entity based upon the variable interests it held both at inception and where there is a change in circumstances that requires a reconsideration.

The Company has determined that it is not the primary beneficiary of these investments as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Net Investment Income

Analysis of investment income by investment type follows for the years ended December 31:

	Investment income
	2017	2016	2015
Gross investment income:
Fixed maturity available-for-sale securities	$2,003	1,878	1,787
Fixed maturity trading securities	88	105	170
Short-term investments	14	7	4

Total gross investment income	2,105	1,990	1,961
Investment income due to reinsurers	—	—	13
Investment expenses	(18)	(20)	(12)

Net investment income	$2,087	1,970	1,962

Net Realized Gains (Losses)

Analysis of net realized gains (losses) by investment type follows for the years ended December 31:

	Realized (losses) gains on investments
	2017	2016	2015
Securities available-for-sale:
Fixed maturity securities	$(2)	(1)	24
Equity securities	(4)	(1)	(5)
Fixed maturity trading securities	5	16	—

Net realized (losses) gains on investments	$(1)	14	19

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTTI of $0, $27 and $23 for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017, fixed maturity securities with a carrying value of $377, which had a cumulative write-down of $70 due to OTTI, remained in the Company’s investment portfolio.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following tables summarize total OTTI losses on securities by asset type for the years ended December 31:

	Total	Recognized in	Recognized in
	OTTI	OCI	earnings
2017
Mortgage-backed securities	$—	—	—

2016
Mortgage-backed securities	$—	(27)	27

2015
Mortgage-backed securities	$1	(22)	23

Credit Loss Rollforward

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

	2017	2016	2015
Cumulative credit loss, beginning of year	$70	43	20
New credit losses	—	—	12
Incremental credit losses on securities included in the beginning balance	—	27	11

Cumulative credit loss, end of year	$70	70	43

Sales of Fixed Maturity Securities, Available-for-Sale

The following table summarizes fixed maturity securities available-for-sale activity:

	2017	2016	2015
Proceeds from the sale and maturity	$2,920	2,505	4,844

Gross realized gains on the sale and maturity	$5	12	8

Gross realized losses on the sale and maturity	$2	1	—

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Net Unrealized Gains (Losses) on Available-for-Sale Securities

An analysis by investment type of the change in unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2017	2016	2015
Fixed maturity	$230	158	(1,231)

The components of net unrealized gains (losses) on securities available-for-sale in AOCI arising during the period were as follows as of December 31:

	2017	2016	Change
Securities available for sale	$891	661	230
Deferred policy acquisition costs	(38)	(55)	17
Deferred federal income tax provision	(179)	(212)	33

Net unrealized gains	$674	394	280

	2016	2015	Change
Securities available for sale	$661	503	158
Deferred policy acquisition costs	(55)	51	(106)
Deferred federal income tax provision	(212)	(194)	(18)

Net unrealized gains	$394	360	34

	2015	2014	Change
Securities available for sale	$503	1,734	(1,231)
Deferred policy acquisition costs	51	(151)	202
Deferred federal income tax provision	(194)	(554)	360

Net unrealized gains	$360	1,029	(669)

(8)	Derivative Financial Instruments

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB and GMWB riders. These contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company pursuant to ASC Topic 815, Derivatives and Hedging.

The following table presents a summary of the estimated fair value of derivatives held by the Company along with the amounts recognized in the balance sheets.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

		December 31
Derivatives not designated as		2017	2016
hedging instruments under ASC 815	Balance sheet location	Fair value	Fair value
Asset derivatives:
GMAB reinsurance contracts	Reinsurance recoverable	$—	88
GMAB/GMWB embedded derivatives[1]	Other assets	1,333	91

Total		$1,333	179

Liability derivatives:
GMAB embedded derivatives	Future policy benefits and claims	$—	150
GMAB/GMWB reinsurance contracts[2]	Future policy benefits and claims	1,042	—

Total		$1,042	150

[1]	GMAB/GMWB riders reclassed as assets due to negative liability balances.
[2]	GMAB/GMWB reinsurance contracts ceded reclassed as liabilities due to negative liability balances.

The following table presents the effect of derivative instruments on the statements of income for the years ended December 31:

		Amount of gain (loss)
		recognized in income
Derivatives not designated as	Location of gain (loss)	on derivatives
hedging instruments under ASC 815	recognized in income on derivatives	2017	2016	2015
GMAB reinsurance contracts	Benefits and claims	$(88)	(254)	(101)
GMAB/GMWB embedded derivatives	Benefits and claims	1,392	340	(315)
GMAB/GMWB reinsurance contracts	Benefits and claims	(1,042)	—	359

Total		$262	86	(57)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(9)	Deferred Policy Acquisition Costs

The deferred policy acquisition costs and changes thereto for the years ended December 31, 2017 and 2016 were as follows:

	2017	2016
Balance - beginning of year	$21,643	20,079
Acquisition costs deferred	1,233	1,667
Amortization	(2,410)	3
Unrealized investment gains	17	(106)

Balance - end of year	$20,483	21,643

As a result of claims emergence in late 2015 and into 2016, during 2016, the Company performed a holistic review of variable annuity policyholder behavior experience with an emphasis on how the presence of riders such as GMIBs and GLWBs influence that behavior. Based on the results of the experience study, updates were made to assumptions and modeling of partial withdrawals, GLWB utilization, GMIB utilization, GMIB/GLWB claim calculations and full surrenders. The income impacts of the assumption refinements include a $120 impact from G reserves and a $(839) impact to DAC amortization, including sales inducements, as of September 30, 2016. In 2017, the Company focused on economic assumptions making updates to the assumed interest rates and the long-term separate account return. Base lapse rates and non-systematic withdrawal rates were also reviewed and updated in 2017.

(10)	Future Policy Benefits and Claims

The liability for future policy benefits and claims is comprised of basic and benefit reserves for traditional life products, universal life policies, and investment contracts, including riders.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 3.0% to 6.0%.

The liability for future policy benefits for universal life policies and investment contracts represents approximately 97% and 85% of the total liability for future policy benefits as of December 31, 2017 and 2016, respectively. The liability has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.3%, 2.9% and 3.2% for the years ended December 31, 2017, 2016 and 2015, respectively. Approximately 74% and 82%, as of December 31, 2017 and 2016, respectively, of the universal life policies and investment contracts were at their guaranteed minimum interest rate.

Reserves are calculated using withdrawal, mortality, and morbidity rates. Withdrawal rates vary by issue age, type of coverage and policy duration and are based on Company experience. Mortality and morbidity rates which are guaranteed within insurance contracts are based on published tables and Company experience.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

As discussed in Note 3, the Company has five main types of rider benefits offered with individual variable annuity contracts: GMDBs, GMIBs, GLWBs, GMABs, and GMWBs.

GMDB Riders

Certain variable annuity contracts include GMDB riders with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB rider benefit could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market, causing the contract value to fall below the amount defined in each contract, could result in additional claims.

The Company reinsures Premium Protection GMDB riders sold with GLWB riders issued from August 2012 through 2014 with an affiliate. As of 2015, the Company no longer reinsures any new riders issued.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company continued to sell the GMIB rider in the state of New York until August 2012. The Company reinsures 100% of the GMIB riders issued with an affiliate.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

GLWB Riders

The Company began issuing the GLWB rider in August, 2012. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2014 and later, there is a guaranteed minimum percentage withdrawal amount for the first 15 years of the contract; if the policyholder’s account value goes to zero subsequent to the 15 year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the 10 year treasury rate from the preceding 90 calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (roll-up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

For GLWB riders, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments as the later generation riders do not meet the definition of a derivative. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised. The Company reinsures 100% of the GLWB riders issued through 2014, excluding the GLWB interest sensitive riders which the Company began issuing in 2014. As of 2015, the Company no longer reinsures any new riders issued.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. A GMAB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The estimated fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company reinsures 100% of the GMAB riders issued through 2014. As of 2015, the Company no longer reinsures any new riders issued.

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009 and reinsures 100% of the GMWB riders issued. The activity associated with GMWB riders is included with GMAB riders and labeled “GMAB”.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (note that most contracts contain multiple guarantees):

	2017
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Total account value	$129,392	—	—	157,964
Separate account value	$105,287	—	—	157,573
Net amount at risk [1]	$48	—	—	—
Weighted average attained age of contract holders	67	—	—	65
Return of net deposits accrued at a stated rate
Total account value	$—	—	—	364
Separate account value	$—	—	—	364
Net amount at risk [1]	$—	—	—	—
Weighted average attained age of contract holders	—	—	—	76
Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Total account value	$—	185,799	187,708	—
Separate account value	$—	183,787	187,182	—
Net amount at risk [1]	$—	—	—	—
Weighted average attained age of contract holders	—	65	67	—
Return of highest anniversary value
Total account value	$336,266	—	—	—
Separate account value	$331,076	—	—	—
Net amount at risk [1]	$138	—	—	—
Weighted average attained age of contract holders	67	—	—	—
Total
Total account value	$465,658	185,799	187,708	158,328
Separate account value	$436,363	183,787	187,182	157,937
Net amount at risk [1]	$186	—	—	—
Weighted average attained age of contract holders	67	65	67	65

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2016
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Total account value	$128,879	—	—	147,029
Separate account value	$104,832	—	—	146,558
Net amount at risk [1]	$1,517	—	—	97
Weighted average attained age of contract holders	66	—	—	65
Return of net deposits accrued at a stated rate
Total account value	$—	—	—	325
Separate account value	$—	—	—	325
Net amount at risk [1]	$—	—	—	—
Weighted average attained age of contract holders	—	—	—	75
Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Total account value	$—	175,077	166,067	—
Separate account value	$—	172,903	164,730	—
Net amount at risk [1]	$—	—	—	—
Weighted average attained age of contract holders	—	65	66	—
Return of highest anniversary value
Total account value	$299,326	—	—	—
Separate account value	$292,347	—	—	—
Net amount at risk [1]	$5,095	—	—	—
Weighted average attained age of contract holders	66	—	—	—
Total
Total account value	$428,205	175,077	166,067	147,354
Separate account value	$397,179	172,903	164,730	146,883
Net amount at risk [1]	$6,612	—	—	97
Weighted average attained age of contract holders	66	65	66	65

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

For guarantees of benefits that are payable in the event of death (GMDB), the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the account balance as of the balance sheet date.

For benefit guarantees that are payable at annuitization (GMIB), the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the balance sheet date.

For benefit guarantees that are payable upon withdrawal (GLWB), the net amount at risk is generally defined as the present value of the current maximum guaranteed withdrawal available to or taken by the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the balance sheet date.

For accumulation guarantees (GMAB), the net amount at risk is generally defined as the guaranteed minimum accumulation balance in excess of the account balance as of the balance sheet date.

The assets supporting the variable portion of all variable annuities are carried at fair value and reported as assets held in separate accounts, with an equivalent amount reported as liabilities related to separate accounts. All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2017 and 2016.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2017	2016
Mutual funds:
Bond	$132,129	120,041
Equity	288,872	260,760
Money market	15,362	16,378

Total	$436,363	397,179

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	GMDB	GMIB	GLWB	GMAB
Balance at December 31, 2015	$506	—	20	57
Incurred claims	375	133	—	—
Paid claims	(375)	(133)	—	—
Other [1]	113	—	27	(177)

Balance at December 31, 2016	$619	—	47	(120)

Incurred claims	35	—	—	—
Paid claims	(35)	—	—	—
Other [1]	(112)	—	39	(171)

Balance at December 31, 2017	$507	—	86	(291)

[1]

The components that make up the ‘Other’ line above include items affecting reserve balances outside of paid and incurred claims. This includes, but is not limited to, interest, accrual, true-up, unlockings and market factors.

As of December 31, 2017, direct G reserves were $3,963, ceded G reserves were $3,661 and net G reserves were $302. As of December 31, 2016, direct G reserves were $5,469, ceded G reserves were $4,923 and net G reserves were $546.

(11)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties and subsidiaries. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The Company’s financial statements reflect the effects of assumed and ceded reinsurance transactions.

Affiliate Reinsurance

For the Company’s annuity products, the Company reinsures the various living and death benefit riders, GMIB, GMAB and GMWB, through a 100% coinsurance agreement with ONLIC effective in July, 2007. In 2012, the Company began offering the GLWB and associated riders which are also reinsured with ONLIC through a 100% coinsurance agreement. In 2014, the Company introduced a new version of the GLWB rider, which is not reinsured with ONLIC through the coinsurance agreement. As of 2015, the Company is no longer ceding new business to ONLIC.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Amounts in the accompanying financial statements related to variable annuity ceded business to ONLIC as of and for the years ended December 31 were as follows:

	2017	2016	2015
Statements of Income:
Reinsurance premiums ceded:
GMIB, GMAB, GLWB and GMWB premiums	$3,057	3,002	2,901
Benefits and claims:
GMIB, GMAB, GLWB and GMWB reserves	(1,430)	683	1,637
GMIB claims	(21)	(17)	—
Balance Sheets:
Reinsurance recoverable:
GMIB, GMAB, GLWB and GMWB reserves	$4,711	4,932	4,078
Reinsurance payables:
Premiums payable	256	254	246

The Company assumed and ceded traditional life insurance. This assumed and ceded block of business is currently in runoff. Amounts in the accompanying financial statements for the ceded traditional life insurance business as of and for the years ended December 31 were as follows:

	2017	2016	2015
Premiums	$942	1,073	1,278
Benefits incurred	1,812	1,508	2,204
Commission and expense allowances	26	33	34
Reinsurance recoverable:
Reserves for future policy benefits	1,188	1,167	1,109
Benefits payable	—	63	—
Paid losses and expense allowances due	730	233	1,214

The reconciliation of traditional life premiums to net premiums for the years ended December 31, were as follows:

	2017	2016	2015
Reinsurance assumed	$942	1,073	1,278
Reinsurance ceded	(942)	(1,073)	(1,278)

Net premiums earned	$—	—	—

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(12)	Bank Line of Credit

In April 2016, ONFS obtained a new $525,000 senior unsecured, syndicated credit facility. The credit facility was established for the purpose of issuing letters of credit and loans for general corporate purposes and matures in April 2021. In March 2017, ONFS increased this credit facility by $50,000 to $575,000. ONFS did not utilize this facility as of December 31, 2016 for the benefit of the Company.

There was no interest or fees paid by the Company on these credit facilities in 2017, 2016 or 2015.

(13)	Income Taxes

The provision for income taxes is as follows:

	2017	2016	2015
Current (benefit) expense	$(21)	(639)	126
Deferred (benefit) expense	(1,714)	1,073	744

Provision for income taxes	$(1,735)	434	870

The following table is the reconciliation of the provision for income taxes based on enacted U.S. federal income tax rates to the provision for income taxes reported in the financial statements for the years ended December 31:

	2017	2016	2015
Pre-tax income times U.S. enacted tax rate	$1,194	1,559	1,354
Tax-preferred investment income	(857)	(1,091)	(425)
U.S. Tax rate change	(1,936)	—	—
Other, net	(136)	(34)	(59)

Provision for income taxes	$(1,735)	434	870

Effective tax rate	-50.9%	9.7%	22.5%

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

As discussed in Note 4, the United States enacted new tax legislation effective January 1, 2018. The effects of the tax rate change on deferred taxes are reflected in the tax rate reconciliation above. The primary impact on our 2017 financial results was associated with the effect of reducing the U.S. income tax rate from 35% to 21% on our deferred tax balances as of December 31, 2017. Other material provisions of the U.S. tax reform impacting the Company and not effective until January 1, 2018, include, but are not limited to: 1) provisions reducing the dividends received deduction; 2) increasing the tax deferred acquisition cost rates (Tax DAC); 3) modified the tax reserve calculation; and 4) eliminating the corporate alternative minimum tax (AMT).

The largest component of tax-preferred investment income in the rate reconciliation above is the Dividends Received Deduction (“SA DRD”) on separate account assets held in connection with variable annuity and life contracts. For 2017, 2016 and 2015, the Company recognized an income tax benefit of $718, $531 and $574, respectively.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31, utilizing a 21% rate in 2017 and a 35% rate in 2016:

	2017	2016
Deferred tax assets:
Future policy benefits	$2,459	4,905
Tax credits	692	—
Other	—	79

Total gross deferred tax assets	3,151	4,984

Deferred tax liabilities:
Investments	213	294
Deferred policy acquisition costs	3,929	6,375
Reinsurance recoverable	1,216	2,156
Other	6	—

Total gross deferred tax liabilities	5,364	8,825

Net deferred tax liability	$2,213	3,841

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and prudent and feasible tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future income over the periods in which the deferred tax assets are deductible and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2017 and 2016, the Company had no capital loss carryforwards or valuation allowances recorded. As of December 31, 2017 the Company has $94 of uncertain tax positions related to the SA DRD company share percentage(s) for tax return years 2012-2017. As of December 31, 2017, the Company has tax credit carryforwards of $692 expiring in years 2019 through 2027.

(14)	Regulatory RBC and Dividend Restrictions

The Company is required to comply with statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NSLAC, filed with the New York State Department of Financial Services (the “Department”), are prepared on a basis of accounting practices prescribed or

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed.

The Company does not have any permitted statutory accounting practices as of December 31, 2017 or 2016.

Statutory Surplus and Income

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2017, the Company exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2017, the Company’s total adjusted capital and company action level RBC was $21,401 and $1,192, respectively, providing an RBC ratio of 1,796%. Additionally, as of December 31, 2017, the Company’s authorized control level RBC was $596.

The statutory basis net income of NSLAC was $2,046, $1,419 and $1,354 for the years ended December 31, 2017, 2016 and 2015, respectively.

The statutory basis capital and surplus of NSLAC was $21,072 and $32,602 as of December 31, 2017 and 2016, respectively.

The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP:

•

the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to operations in the year incurred;

•

future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

•	investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost;

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

•

certain assets designated as non-admitted under statutory accounting are excluded from the balance sheet; under GAAP, these assets would be included in the balance sheets, net of any valuation allowance;

•	the asset valuation reserve and interest maintenance reserve are not recorded;

•

the fixed maturity securities that are related to the Company’s funds withheld reinsurance arrangement are classified as trading securities recorded at estimated fair value as opposed to amortized cost;

•	changes in deferred taxes are recognized in operations; and

•	there is a presentation of other comprehensive (loss) income and comprehensive (loss) income.

Dividend Restrictions

The payment of dividends by the Company to ONLIC is limited by New York insurance laws. The maximum ordinary dividend that may be paid without prior approval of the Superintendent of Financial Services is limited to the lesser of 10% of the Company’s statutory surplus (defined by New York Insurance Law, Section 4207a as page 3, line 37 of the Annual Statement) as of the immediate preceding calendar year or the Company’s net gain from operations for the immediately preceding calendar year, not including realized capital gains. Therefore, dividends of approximately $1,857 may be paid by the Company to ONLIC in 2018 without prior approval. The Company declared and paid dividends to ONLIC of $1,300 in 2016. No dividends were declared or paid by the Company in 2017 or 2015.

(15)	Related Party Transactions

The Company has service contracts with affiliated companies whereby the Company is billed for services, office space, equipment and materials necessary to the operation of the Company’s business. Billings are determined by ONLIC, based upon multiple bases (head counts, salaries, number of policies, field compensation, time, reserve account balances, transaction counts, etc.) and management believes these bases are reasonable for determining the expense charges. There is no assurance that these costs would be similar if the Company had to obtain such services, office space, equipment and materials on its own.

NSLAC has a separate administrative service agreement with ONLIC, an investment management agreement with Ohio National Investments, Inc. (“ONII”), an affiliate, and an underwriting agreement with Ohio National Equities, Inc. (“ONEQ”), an affiliate. In 2014, ONLIC enhanced the process of identifying affiliate expenses by automating activities within the billing process to provide a more efficient method to measure, record, and review affiliate expenses. The terms of these agreements call for periodic cash settlements. NSLAC has settled its cash obligations with ONLIC as of December 31, 2017 and 2016. The amounts that NSLAC owed to ONLIC, ONII and ONEQ as of December 31 were as follows, which are shown on the face of the balance sheet:

	2017	2016
ONLIC	$1	8
ONEQ	51	34

Total service charges owed	$52	42

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Charges for all services from ONLIC, ONII and ONEQ included in other operating costs and expenses for the years ended December 31 were as follows:

	2017	2016	2015
ONLIC	$949	1,026	1,315
ONII	18	20	12
ONEQ	486	550	747

Total service charges incurred	$1,453	1,596	2,074

(16)	Commitments and Contingencies

In July 2016, the Company entered a lease agreement for office space. This agreement expired at December 31, 2016. Rent expense for this operating lease was $44 during 2016.

Schedule I

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Summary of Investments – Other Than Investments in Related Parties

December 31, 2017

(Dollars in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	Balance Sheets
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$1,971	$2,018	$2,018
Obligations of states and political subdivisions	2,735	2,796	2,796
Corporate securities	35,960	36,652	36,652
Asset-backed securities	3,832	3,802	3,802
Mortgage-backed securities	7,953	8,074	8,074

Total fixed maturity available-for-sale securities	52,451	53,342	53,342

Fixed maturity trading securities:
Bonds:
Corporate securities	1,149	1,201	1,201
Asset-backed securities	79	81	81
Mortgage-backed securities	3	3	3

Total fixed maturity trading securities	1,231	1,285	1,285

Other long-term investments	12		12
Short-term investments	1,500		1,500

Total investments	$55,194		56,139

See accompanying report of independent registered public accounting firm.

Schedule III

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Supplementary Insurance Information

Years ended December 31, 2017, 2016 and 2015

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2017 total	$20,483	39,388			6
2016 total	21,643	40,090			6
2015 total	20,079	36,351			6

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written[2]
2017 total	$2,087	731	2,212	3,720
2016 total	1,970	1,179	6	3,747
2015 total	1,962	1,054	275	3,801

1 Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2 Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Reinsurance

Years ended December 31, 2017, 2016 and 2015

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2017:
Life insurance in force	$175	48,569	48,569	175	—%
Premiums:
Life insurance	—	942	942	—	—%
2016:
Life insurance in force	$543	57,526	57,526	543	—%
Premiums:
Life insurance	—	1,073	1,073	—	—%
2015:
Life insurance in force	$1,045	63,063	63,063	1,045	—%
Premiums:
Life insurance	—	1,278	1,278	—	—%

See accompanying report of independent registered public accounting firm.

National Security Variable Account N

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 4, 2018.

Statements of Assets and Contract Owners’ Equity, December 31, 2017.

Statements of Operations for the Period Ended December 31, 2017.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2017 and 2016.

Notes to the Financial Statements, including Financial Highlights for the Periods Ended December 31, 2017, 2016, 2015, 2014 and 2013.

The following financial statements of the Depositor are also included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated March 26, 2018.

Balance Sheets, December 31, 2017 and 2016.

Statements of Income for the Years Ended December 31, 2017, 2016 and 2015.

Statements of Comprehensive Income (Loss) for the Years Ended December 31, 2017, 2016 and 2015.

Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2017, 2016 and 2015.

Statements of Cash Flows for the Years Ended December 31, 2017, 2016 and 2015.

Notes to Financial Statements, December 31, 2017, 2016 and 2015.

Financial Statement Schedules, December 31, 2017, 2016 and 2015.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant, Variable Account N, was filed as Exhibit (1) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76350) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Contracts with Compensation Schedule between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Depositor’s variable life insurance registration statement, Form S- 6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(3)(b) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(c) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(d) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(e) Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(f) Amendment to Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(g) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc., Depositor was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(4) Flexible Premium Deferred Annuity Contract, Form NS-02-VA-07.1, was filed as Exhibit 4 of the Depositors registration statement, Form N-4, Post-Effective Amendment No. 2 on November 14, 2005 (File No. 333-125856) and is incorporated by reference herein.

(4)(a) Form of Guaranteed Minimum Income Benefit (Annual Reset Option), Form NS-09- GMI-1, was filed as Exhibit 99(4)(d) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(b) Form of Annual Reset Death Benefit, Form 09-ARD-1, was filed as Exhibit 99(4)(e) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N- 4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(c) Form of Guaranteed Minimum Death Benefit, Form 09-GMD-1, was filed as Exhibit 99(4)(f) of the Registrant’s Pre- Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(d) Form of Guaranteed Minimum Death Benefit, Form 09-GMD-2, was filed as Exhibit 99(4)(g) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(e) Form of Annual Step-Up Death Benefit Rider, Form NS-05-AMD-1, was filed as Exhibit 99(4)(h) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(f) Form of Guaranteed Principal Protection Rider, Form NS-03-GPP-1, was filed as Exhibit 99(4)(i) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(g) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form NS-12-GLWP-1, was filed as Exhibit 99(4)(g) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(h) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form NS-12-GLWP-2, was filed as Exhibit 99(4)(h) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(i) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Single Life), Form NS-12-DCMAR-GLW-1, was filed as Exhibit 99(4)(i) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(j) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Joint Life), Form NS-12-DCMAR-GLW-2, was filed as Exhibit 99(4)(j) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(k) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form NS-12-GPP-GLW-1, was filed as Exhibit 99(4)(k) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(l) Form of Guaranteed Principal Protection, Form NS-12-GPP-1, was filed as Exhibit 99(4)(l) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(m) Form of Premium Protection Death Benefit (Single Life) Rider, Form NS-12-PPD-1, was filed as Exhibit 99(4)(m) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(n) Form of Premium Protection Death Benefit (Joint Life) Rider, Form NS-12-PPD-2, was filed as Exhibit 99(4)(n) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(o) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form NS-12-PPDP-1, was filed as Exhibit 99(4)(o) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(p) Form of Premium Protection Plus Death Benefit (Joint Life) Rider, Form NS-12-PPDP-2, was filed as Exhibit 99(4)(p) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(q) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Single Life) Rider, Form NS-14-GLW-I.1, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 7 on April 25, 2014 (File No. 333-164071) and is incorporated by reference herein.

(4)(r) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Joint Life) Rider, Form NS-14-GLW-I.2, was filed as Exhibit 99(4)(o) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 7 on April 25, 2014 (File No. 333-164071) and is incorporated by reference herein.

(5) Variable Annuity Application, Form NS-4896-NY, was filed as Exhibit 99(5)(a) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 7 on April 25, 2014 (File No. 333-164071) and is incorporated by reference herein.

(6)(a) By-Laws of the Depositor were filed as Exhibit (6)(a) of the Depositor’s registration statement, Form N-4, Post-Effective Amendment No. 3 on February 22, 2008 (File No. 333-131513) and is incorporated by reference herein.

(6)(b) Charter of the Depositor was filed as Exhibit (6)(a) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(7) Coinsurance Agreement for Variable Annuity Living Benefit Riders, as amended, between Depositor and The Ohio National Life Insurance Company was filed as Exhibit (7) of Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 6 (File No. 333-125856) on April 30, 2008 and is incorporated by reference herein.

(8) Form of Fund Participation Agreement between the Depositor and Ohio National Fund, Inc. was filed as Exhibit (8) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(9) Opinion of Counsel and consent was filed as Exhibit 99(9) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 24 on April 24, 2017 (File No. 333-125856) and is incorporated by reference herein.

(10) Consents of KPMG LLP are filed herewith as Exhibit 99(10).

(24) Powers of Attorney of certain Directors of Depositor is filed herewith as Exhibit 99(24).

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor

George E. Castrucci**	Director

Raymond R. Clark**	Director
Gary T. Huffman*	Director

John Mulhall 73 Clover Avenue Floral Park, NY 11001	Director

John J. Palmer**	Director
H. Douglas Cooke, III*	Director; Vice President, Marketing
Kristal E. Hambrick*	Director; Vice President & Chief Risk Officer, Chief Product Actuary
Michael J. DeWeirdt*	President and Chief Executive Officer
R. Todd Brockman*	Vice President, Mutual Fund Operations
Christopher A. Carlson*	Vice President

Rocky Coppola*	Vice President, Treasurer and Chief Financial Officer

Martin T. Griffin*	Vice President, Marketing

Stephen R. Murphy*	Vice President, Capital Markets

Philip C. Byrde*	Investment Officer
Thomas DeGaetano*	Customer Services Officer
J. Keith Dwyer*	Chief Compliance Officer, Separate Accounts
Joseph M. Fischer*	Assistant Counsel and Assistant Secretary, Assistant Privacy Officer, NYID Reg. 60 Officer, Compliance Officer
Paul J. Gerard*	Chief Investment Officer
Kush Kotecha*	Valuation Actuary

Elizabeth F. Martini*	Assistant Counsel, USA Patriot Act Compliance Officer

Therese S. McDonough*	Secretary

Traci Nelson*	Customer Services Officer

Bradley T. Owens*	Tax Officer

Doris L. Paul*	Assistant Treasurer

Nicholas A. Vision*	Tax Officer
Peter Whipple*	Product Development Actuary – Life, Illustration Actuary

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242.

**The principal business address of these individuals is 810 Seventh Avenue, New York, New York 10019.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

No entity is controlled by the Depositor or the Registrant. The Registrant is a separate account of the Depositor. The Depositor is owned by The Ohio National Life Insurance Company, an Ohio insurance company which is owned by Ohio National Financial Services, Inc.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company (insurance company)	Ohio	100%
ONFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	100%
Financial Way Realty, Inc. (realty company)	Ohio	100%
Sycamore Re, Ltd. (captive reinsurance company)	Cayman	100%
ONTech, LLC (technology company)	Delaware	100%
Princeton Captive Re, Inc. (captive reinsurance company)	Ohio	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation (insurance company)	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	100%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
Camargo Re Captive, Inc. (captive reinsurance company)	Ohio	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns (1) 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, SMLLC, a holding company organized under the laws of Delaware, (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil, (4) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil, and (5) 0.01% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, LLC owns (1) 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

ONSV do Brasil Participações Ltda. owns 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holdings company organized under the laws of Brazil.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and The Ohio National Life Insurance Company under registrant Ohio National

Variable Account A. All subsidiaries of The Ohio National Life Insurance Company are included in the consolidated financial statements of The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of February 28, 2018, the Registrant had 1,042 non-qualified contracts and 1,468 qualified contracts issued and outstanding.

Item 28. Indemnification

Article X of the Depositor’s Charter provides as follows:

No director shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (I) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or any violation of the Insurance Law or knowing violation of any other law or that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to the adoption of this restatement by the shareholders of the Corporation.

Article VIII of the Depositor’s By-laws, “Indemnification of Officers and Directors” provides further details regarding the indemnification of the Depositor’s officers, directors and other employees. The By-laws are contained in Exhibit 6(a) of this registration statement and are incorporated into this Item 28 by reference.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which owns 100% of our outstanding stock. ONEQ also serves as the principal underwriter of securities issued by Variable Account L, another separate account of the Depositor, which separate account is registered as a unit investment trust; and Ohio National Variable Accounts A, B and D, separate accounts of The Ohio National Life Insurance Company which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

Name	Position with ONEQ
H. Douglas Cooke, III	Director
Barbara A. Turner	Director
Martin T. Griffin	Director, Chairperson, President & Chief Executive Officer

Thomas J. DeGaetano	Vice President, Annuities
Robert K. Gongwer	Vice President & Tax Officer

Andrew J. VanHoy	Vice President, Compliance
Teresa R. Cooper	Treasurer & Comptroller
Kimberly A. Plante	Secretary

Nicholas A. Vision	Tax Officer
Bradley T. Owens	Tax Officer
John McCaffrey	Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$748,832	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

National Security Life and Annuity Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, National Security Life and Annuity Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Security Life and Annuity Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, National Security Variable Account N certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 25th day of April, 2018.

National Security Variable Account N
(Registrant)
By: National Security Life and Annuity Company
(Depositor)
By: /s/ Michael J. DeWeirdt
Michael J. DeWeirdt, President and Chief Executive Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, National Security Life and Annuity Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 25th day of April, 2018.

National Security Life and Annuity Company
(Depositor)
By: /s/ Michael J. DeWeirdt
Michael J. DeWeirdt, President and Chief Executive Officer

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ Gary T. Huffman Gary T. Huffman	Director	April 25, 2018
/s/ H. Douglas Cooke, III H. Douglas Cooke, III	Director, Vice President, Marketing	April 25, 2018
/s/ Kristal E. Hambrick Kristal E. Hambrick	Director, Vice President & Chief Risk Officer, Chief Product Actuary	April 25, 2018
*/s/ John J. Palmer John J. Palmer	Director	April 25, 2018
*/s/ Raymond R. Clark Raymond R. Clark	Director	April 25, 2018
*/s/ George E. Castrucci George E. Castrucci	Director	April 25, 2018
____________________________ John W. Mulhall	Director	April 25, 2018
/s/ Michael J. DeWeirdt Michael J. DeWeirdt	President and Chief Executive Officer (Principal Executive Officer)	April 25, 2018
/s/ Rocky Coppola Rocky Coppola	Vice President, Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)	April 25, 2018

*By: Therese S. McDonough Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(10)	Consents of KPMG LLP
99(24)	Powers of Attorney